UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2004

Item 1. Reports to Stockholders

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Global Balanced Fund

Fidelity International Growth & Income Fund

Fidelity Diversified International Fund

Fidelity Aggressive International Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2004
(2_fidelity_logos) (Registered_Trademark)

Contents

Global Balanced Fund	3	Investment Changes
	4	Investments
	11	Financial Statements
International Growth & Income Fund	13	Investment Changes
	14	Investments
	19	Financial Statements
Diversified International Fund	21	Investment Changes
	22	Investments
	29	Financial Statements
Aggressive International Fund	31	Investment Changes
	32	Investments
	34	Financial Statements
Overseas Fund	36	Investment Changes
	37	Investments
	41	Financial Statements
Worldwide Fund	43	Investment Changes
	44	Investments
	50	Financial Statements
Notes to Financial Statements	52	Notes to the Financial Statements

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank. For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Global Balanced

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
United States of America	43.8%
Japan	23.1%
United Kingdom	11.0%
Germany	5.6%
Switzerland	2.4%
France	1.6%
Spain	1.2%
Canada	1.2%
Norway	1.1%
Other	9.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
United States of America	41.8%
Japan	22.2%
United Kingdom	12.2%
Germany	7.7%
France	3.2%
Switzerland	2.0%
Italy	1.7%
Canada	1.1%
Netherlands	1.1%
Other	7.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	67.9	64.6
Bonds	21.4	27.1
Short-Term Investments and Net Other Assets	10.7	8.3
Top Five Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc. (United States of America)	1.6	0.0
Microsoft Corp. (United States of America)	1.1	0.9
Toyota Motor Corp. (Japan)	1.0	0.9
General Electric Co. (United States of America)	1.0	0.8
Genentech, Inc. (United States of America)	0.9	0.6
	5.6
Top Five Bond Issuers as of April 30, 2004
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.9	7.7
Telewest PLC	3.5	3.5
German Federal Republic	2.0	4.0
Kreditanstalt Fuer Wiederaufbau	1.3	1.5
Norway Kingdom of	1.0	0.0
	16.7
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.1	16.5
Financials	14.4	15.5
Information Technology	10.3	11.3
Industrials	7.2	5.5
Health Care	7.1	6.3
Telecommunication Services	5.2	6.4
Energy	4.6	3.3
Consumer Staples	4.5	3.4
Materials	2.0	2.5
Utilities	0.8	0.7

Semiannual Report

Global Balanced

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.5%
	Shares	Value (Note 1)
Australia - 0.9%
Australia & New Zealand Banking Group Ltd.	8,590	$ 115,243
BHP Steel Ltd.	16,596	70,500
CSL Ltd.	10,455	166,624
Fosters Group Ltd.	70,924	250,559
News Corp. Ltd.	19	174
News Corp. Ltd. ADR	7,300	266,888
PaperlinX Ltd.	25,862	93,420
QBE Insurance Group Ltd.	298	2,508
Woodside Petroleum Ltd.	19,669	235,031
TOTAL AUSTRALIA		1,200,947
Belgium - 0.2%
Colruyt NV	1,500	161,294
Mobistar SA (a)	2,100	135,865
TOTAL BELGIUM		297,159
Bermuda - 0.0%
Noble Group Ltd.	36,000	68,954
Brazil - 0.0%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,650	32,340
Canada - 1.2%
Alcan, Inc.	700	28,132
Bro-X Minerals Ltd. (a)	600	0
EnCana Corp.	16,300	639,379
Newmont Mining Corp. of Canada Ltd. (exchangeable shares)	400	14,979
Talisman Energy, Inc.	15,670	890,810
TOTAL CANADA		1,573,300
Cayman Islands - 0.0%
Garmin Ltd.	1,400	45,024
China - 0.4%
Beijing Datang Power Generation Co. Ltd.	290,000	226,798
Global Bio-Chem Technology Group Co. Ltd.	144,000	105,232
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	18,000	0
People's Food Holdings Ltd.	149,000	115,558
Weiqiao Textile Co. Ltd. (H Shares)	18,000	23,308
TOTAL CHINA		470,896
Denmark - 0.5%
Coloplast AS Series B	1,900	178,954
Danske Bank AS	7,400	166,202
Novo Nordisk AS Series B	4,450	211,355
Novozymes AS Series B	3,000	123,167
TOTAL DENMARK		679,678
Egypt - 0.1%
Orascom Telecom SAE unit (a)	12,500	116,625

	Shares	Value (Note 1)
Estonia - 0.1%
Hansabank SA	13,600	$ 104,120
Finland - 0.1%
Nokia Corp. sponsored ADR	6,300	88,263
Sampo Oyj (A Shares)	7,200	68,924
TOTAL FINLAND		157,187
France - 1.6%
Alcatel SA (RFD) (a)	11,300	165,658
AXA SA	8,200	168,838
AXA SA sponsored ADR	4,800	98,832
BNP Paribas SA	5,100	306,127
Business Objects SA (a)	4,300	94,299
France Telecom SA	3,700	89,236
France Telecom SA sponsored ADR	1,600	38,320
NRJ Group	4,600	98,817
Orpea (a)	6,534	150,305
Pernod-Ricard	1,425	179,778
Renault SA	1,400	104,414
Total SA Series B	2,423	446,414
Vivendi Universal SA sponsored ADR (a)	9,800	242,256
TOTAL FRANCE		2,183,294
Germany - 1.9%
Adidas-Salomon AG	1,270	146,590
Allianz AG:
(Reg.)	400	42,160
sponsored ADR	20,500	216,070
BASF AG	900	46,593
Bijou Brigitte Modische Accessoires AG	2,700	159,479
Continental AG	3,163	137,221
DAB Bank AG (a)	12,700	111,076
Deutsche Bank AG	2,500	205,075
Deutsche Bank AG (NY Shares)	700	57,421
Deutsche Telekom AG (Reg.) (a)	19,300	329,644
Fielmann AG	2,104	110,285
Merck KGaA	4,100	219,478
Metro AG	4,500	199,430
RWE AG	3,136	136,050
SAP AG sponsored ADR	2,800	104,384
Siemens AG (Reg.)	3,800	271,244
TOTAL GERMANY		2,492,200
Greece - 0.5%
Cosmote Mobile Telecommunications SA	6,600	105,960
EFG Eurobank Ergasias SA	5,700	121,149
Folli Follie SA	4,000	119,714
Greek Organization of Football Prognostics SA	7,940	151,446
Public Power Corp. of Greece	7,900	200,279
TOTAL GREECE		698,548
Hong Kong - 0.9%
ASM Pacific Technology Ltd.	54,000	223,618
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Esprit Holdings Ltd.	70,000	$ 287,183
Hong Kong & China Gas Co. Ltd.	67,000	115,104
Hong Kong Land Holdings Ltd.	60,000	103,800
Sa Sa International Holdings Ltd.	676,000	262,170
Wing Hang Bank Ltd.	24,500	155,483
TOTAL HONG KONG		1,147,358
Indonesia - 0.4%
PT Bank Mandiri Persero Tbk	2,500,000	412,728
PT Indosat Tbk	266,215	120,483
TOTAL INDONESIA		533,211
Ireland - 0.3%
DEPFA BANK PLC	647	96,989
IAWS Group PLC (Ireland)	15,100	171,867
Paddy Power PLC	16,000	183,070
TOTAL IRELAND		451,926
Italy - 0.3%
Bulgari Spa	14,200	134,913
ENI Spa sponsored ADR	2,000	203,760
Telecom Italia Spa	31,800	101,878
TOTAL ITALY		440,551
Japan - 14.2%
Aisin Seiki Co. Ltd.	8,100	139,695
Anritsu Corp. (a)	15,000	107,023
Asahi Glass Co. Ltd.	29,000	300,962
Bridgestone Corp.	14,000	232,368
Canon, Inc.	13,000	680,030
D&M Holdings, Inc. (a)	25,000	89,519
Daikin Industries Ltd.	7,000	160,779
Daito Trust Construction Co.	2,600	86,400
Denso Corp.	8,500	175,595
Don Quijote Co. Ltd.	4,300	300,304
Dowa Mining Co. Ltd.	24,000	130,294
East Japan Railway Co.	43	215,486
Fast Retailing Co. Ltd.	2,500	191,033
FCC Co. Ltd.	2,400	86,791
Fuji Photo Film Co. Ltd.	7,000	223,300
Fujitsu Ltd.	24,000	163,560
Fukuoka City Bank Ltd. (a)	38,000	126,277
H.I.S. Co. Ltd.	4,100	110,382
Hitachi Cable Ltd.	16,000	79,043
Hitachi Ltd.	21,000	149,520
Hoya Corp.	2,300	244,007
Ito Yokado Ltd.	7,000	285,484
Japan Radio Co. Ltd. (a)	15,000	62,108
Japan Retail Fund Investment Corp.	26	168,873
Kadokawa Shoten Publishing Co. Ltd.	300	10,716
Kamigumi Co. Ltd.	17,000	115,553

	Shares	Value (Note 1)
Kaneka Corp.	11,000	$ 99,595
KDDI Corp.	119	698,906
Keio Electric Railway Co. Ltd.	14,000	76,875
Keyence Corp.	900	211,914
Konica Minolta Holdings, Inc.	41,500	563,433
Kubota Corp.	26,000	110,657
Kyocera Corp.	2,700	224,262
Matsushita Electric Industrial Co. Ltd.	12,000	177,360
Meitec Corp.	2,900	100,235
Millea Holdings, Inc.	20	278,997
Mitsubishi Rayon Co. Ltd.	44,000	151,298
Mitsubishi Securities Co. Ltd.	20,000	253,230
Mitsui & Co. Ltd.	33,000	266,825
Mitsui Fudosan Co. Ltd.	18,000	194,321
Mizuho Financial Group, Inc. (a)	98	454,535
Murata Manufacturing Co. Ltd.	2,500	160,823
NEC Electronics Corp.	1,500	103,558
NEC System Integration & Constuction Ltd.	4,900	45,453
Nichicon Corp.	7,700	87,778
Nidec Copal Corp.	3,700	60,885
Nikon Corp. (a)	11,000	126,180
Nippon Electric Glass Co. Ltd.	8,000	184,814
Nippon Oil Corp.	22,000	118,849
Nippon Steel Corp.	91,000	186,777
Nippon Telegraph & Telephone Corp.	77	399,938
Nissen Co. Ltd.	5,700	120,538
Nitto Denko Corp.	4,000	217,867
NOK Corp.	5,300	201,083
Nomura Holdings, Inc.	26,000	425,880
Nomura Research Institute Ltd.	1,400	141,933
NS Solutions Corp.	1,600	102,785
Okasan Holdings, Inc.	5,000	31,409
ORIX Corp.	2,100	218,311
Pal Co. Ltd.	1,300	66,879
Ricoh Co. Ltd.	14,000	273,666
Salomon & Taylor Made Co. Ltd.	11,000	116,308
Sanken Electric Co. Ltd.	10,000	128,214
Sanyo Electric Co. Ltd.	27,000	119,951
Senshukai Co. Ltd.	4,000	41,476
SFCG Co. Ltd.	940	189,093
Shin-Etsu Chemical Co. Ltd.	4,400	174,365
Shinko Electric Industries Co.Ltd.	3,900	117,819
Skylark Co. Ltd.	6,700	128,885
SMC Corp.	1,500	168,598
Sony Corp.	14,900	572,160
Stanley Electric Co. Ltd.	11,200	207,489
Sumisho Lease Co. Ltd.	6,300	211,594
Sumitomo Corp.	23,000	173,094
Sumitomo Electric Industries Ltd.	16,000	145,008
Sumitomo Forestry Co. Ltd.	14,000	144,670
Sumitomo Mitsui Financial Group, Inc.	96	711,390
Sumitomo Osaka Cement Co. Ltd.	51,000	125,069
Takeda Chemical Industries Ltd.	5,300	209,559
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Telewave, Inc.	16	$ 136,478
Tokyo Electric Power Co.	14,300	300,495
Tokyo Electron Ltd.	2,800	167,185
Toyoda Gosei Co. Ltd.	3,600	96,601
Toyota Motor Corp.	37,900	1,387,330
UFJ Holdings, Inc. (a)	134	813,198
UFJ Tsubasa Securities Co. Ltd.	11,000	51,019
Uniden Corp.	6,000	103,691
USS Co. Ltd.	1,290	106,940
Yamanouchi Pharmaceutical Co. Ltd.	2,500	81,744
Yokogawa Electric Corp.	9,000	119,871
York-Benimaru Co. Ltd.	3,600	109,076
TOTAL JAPAN		18,931,321
Korea (South) - 0.6%
Korea Gas Corp.	4,640	124,962
Samsung Electronics Co. Ltd.	440	208,872
Samsung Fire & Marine Insurance Co. Ltd.	2,000	132,953
Shinsegae Co. Ltd.	700	158,094
SK Corp.	2,830	118,665
TOTAL KOREA (SOUTH)		743,546
Luxembourg - 0.1%
Millicom International Cellular SA (a)	4,100	103,033
Malaysia - 0.4%
IOI Corp. BHD	45,700	108,838
Maxis Communications BHD	73,700	168,734
Telekom Malaysia BHD	105,700	262,859
TOTAL MALAYSIA		540,431
Netherlands - 0.7%
EADS NV	4,600	116,288
ING Groep NV (Certificaten Van Aandelen)	5,400	114,588
Koninklijke Philips Electronics NV	5,600	150,136
Koninklijke Philips Electronics NV (NY Shares)	4,800	128,688
Trader Classified Media NV (A Shares) (a)	7,900	87,078
Unilever NV (NY Shares)	1,610	106,147
VNU NV	3,700	103,466
Wolters Kluwer NV (Certificaten Van Aandelen)	6,200	104,366
TOTAL NETHERLANDS		910,757
Norway - 0.1%
TANDBERG Television ASA (a)	30,000	179,180
Portugal - 0.2%
Media Capital SGPS SA	18,700	96,787
Portugal Telecom SGPS SA (Reg.)	10,600	114,934
TOTAL PORTUGAL		211,721

	Shares	Value (Note 1)
Russia - 0.2%
Vimpel Communications sponsored ADR (a)	1,100	$ 98,736
YUKOS Corp. sponsored ADR	2,663	118,504
TOTAL RUSSIA		217,240
Singapore - 0.1%
Keppel Corp. Ltd.	26,000	109,224
South Africa - 0.2%
MTN Group Ltd. (a)	58,300	242,531
Spain - 1.2%
Actividades de Construccion y Servicios SA (ACS)	2,000	97,118
Altadis SA (Spain)	3,400	96,054
Antena 3 Television SA (a)	3,900	198,118
Banco Bilbao Vizcaya Argentaria SA	15,800	208,086
Banco Espanol de Credito SA (Reg.)	8,000	96,423
Compania de Distribucion Integral Logista SA	3,900	121,534
Corporacion Mapfre SA (Reg.)	7,223	86,539
Fadesa Inmobiliaria SA	1,386	21,504
Grupo Auxiliar Metalurgico SA (Gamesa)	3,624	150,100
Repsol YPF SA	6,300	131,544
Telefonica SA sponsored ADR	8,500	375,105
TOTAL SPAIN		1,582,125
Sweden - 0.7%
Eniro AB	14,900	120,889
Modern Times Group AB (MTG) (B Shares) (a)	5,700	96,222
OMHEX AB	11,950	161,070
Skandinaviska Enskilda Banken AB (A Shares)	3,900	56,650
Tele2 AB (B Shares)	4,050	183,905
Telefonaktiebolaget LM Ericsson ADR (a)	11,000	293,370
TOTAL SWEDEN		912,106
Switzerland - 2.4%
Actelion Ltd. (Reg.) (a)	1,300	142,744
Barry Callebaut AG	850	176,824
Compagnie Financiere Richemont unit	9,740	250,736
Credit Suisse Group sponsored ADR	7,700	269,192
Micronas Semiconductor Holding AG	2,226	103,697
Nobel Biocare Holding AG (Switzerland)	660	89,537
Novartis AG (Reg.)	12,620	565,376
Roche Holding AG (participation certificate)	5,470	574,234
Saurer AG (Reg.)	1,080	48,769
Swiss Life Holding (a)	790	107,935
Temenos Group AG (a)	14,780	124,355
The Swatch Group AG (Reg.)	4,469	120,392
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
UBS AG (NY Shares)	6,200	$ 438,960
Zurich Financial Services AG	740	117,098
TOTAL SWITZERLAND		3,129,849
Taiwan - 0.3%
AU Optronics Corp.	65,000	133,092
Chinatrust Financial Holding Co.	118,770	127,675
Hon Hai Precision Industries Co. Ltd.	32,400	127,805
TOTAL TAIWAN		388,572
United Kingdom - 6.1%
3i Group PLC	10,700	114,696
Anglo American PLC (United Kingdom)	1,700	34,300
AstraZeneca PLC (United Kingdom)	7,400	354,090
BAE Systems PLC	13,500	50,336
BP PLC sponsored ADR	10,800	571,320
British Land Co. PLC	9,400	108,531
British Sky Broadcasting Group PLC (BSkyB)	1,800	21,310
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	2,750	130,873
Caffe Nero Group PLC (a)	53,300	81,010
Corin Group PLC	32,200	154,263
Dixons Group PLC	42,100	116,188
Domino's Pizza UK & IRL PLC	13,664	49,916
Enterprise Inns PLC	18,400	199,523
French Connection Group PLC	16,200	127,719
Galen Holdings PLC sponsored ADR	1,900	106,590
Hilton Group PLC	34,000	150,194
HSBC Holdings PLC (United Kingdom) (Reg.)	43,541	627,861
Icap PLC	16,000	78,359
Intermediate Capital Group PLC	6,600	140,907
Intertek Group PLC	9,900	90,501
ITE Group PLC	61,400	60,577
ITV PLC	60,400	132,602
Kesa Electricals PLC	24,200	121,314
LA Fitness PLC	15,000	49,196
Lastminute.com PLC (a)	20,300	69,376
London Clubs International PLC (a)	32,500	75,828
London Stock Exchange PLC	14,100	87,414
Man Group PLC	7,600	228,051
Next PLC	4,700	116,552
Prudential PLC	16,100	126,787
Reckitt Benckiser PLC	4,800	125,090
Reuters Group PLC	20,500	135,928
Robert Walters PLC	34,300	75,302
Royal Bank of Scotland Group PLC	11,972	360,305
SABMiller PLC	14,102	153,419
Schroder Venture International Investment Trust PLC (a)	5,400	46,749
Schroders PLC	10,300	115,809
Shell Transport & Trading Co. PLC (Reg.)	56,700	397,562

	Shares	Value (Note 1)
Shire Pharmaceuticals Group PLC (a)	10,400	$ 96,200
Signet Group PLC	52,000	106,997
SkyePharma PLC (a)	63,100	66,461
Standard Chartered PLC	18,333	281,575
Stanley Leisure PLC	15,400	136,058
Ted Baker PLC	17,700	137,499
Tesco PLC	34,900	154,324
Trinity Mirror PLC	13,700	149,898
Unilever PLC	13,500	129,836
Urbium PLC	12,400	125,424
Vodafone Group PLC sponsored ADR	31,700	777,918
William Hill PLC	16,200	154,357
Xstrata PLC	5,700	64,291
TOTAL UNITED KINGDOM		8,167,186
United States of America - 30.6%
3M Co.	3,300	285,384
Accredo Health, Inc. (a)	2,300	88,895
AFLAC, Inc.	5,100	215,373
Agere Systems, Inc.:
Class A (a)	287	649
Class B (a)	463	1,005
Agilent Technologies, Inc. (a)	4,100	110,741
Allergan, Inc.	1,200	105,660
AMBAC Financial Group, Inc.	1,000	69,000
American Eagle Outfitters, Inc. (a)	50	1,285
American Express Co.	17,900	876,205
American International Group, Inc.	11,887	851,704
American Standard Companies, Inc. (a)	1,500	157,785
AmerisourceBergen Corp.	3,000	173,670
Amphenol Corp. Class A (a)	5,800	183,338
Analog Devices, Inc.	3,300	140,580
Anthem, Inc. (a)	43	3,809
Apache Corp.	80	3,350
Apple Computer, Inc. (a)	5,000	128,650
Applied Materials, Inc. (a)	8,000	145,840
AT&T Corp.	160	2,744
Autoliv, Inc.	2,400	102,072
Avon Products, Inc.	5,000	420,000
Baker Hughes, Inc.	2,400	88,032
BEA Systems, Inc. (a)	6,900	78,729
BellSouth Corp.	13,100	338,111
Biomet, Inc.	7,200	284,400
BJ Services Co. (a)	2,700	120,150
Boeing Co.	8,700	371,403
Bowater, Inc.	2,400	100,680
Brunswick Corp.	10,800	443,988
CDI Corp.	7,900	254,854
Celgene Corp. (a)	2,800	144,732
Ceridian Corp. (a)	4,800	102,624
Champion Enterprises, Inc. (a)	17,100	186,219
Charles River Laboratories International, Inc. (a)	3,100	142,600
ChevronTexaco Corp.	3,300	301,950
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Cintas Corp.	3,900	$ 175,344
Cisco Systems, Inc. (a)	25,000	521,750
Citigroup, Inc.	21,068	1,013,160
Clear Channel Communications, Inc.	96	3,983
Colgate-Palmolive Co.	7,900	457,252
Comcast Corp. Class A (a)	75	2,258
ConocoPhillips	23	1,640
Cumulus Media, Inc. Class A (a)	7,800	163,956
CVS Corp.	3,900	150,657
Danaher Corp.	1,700	157,284
Dean Foods Co. (a)	2,700	90,666
Dell, Inc. (a)	14,300	496,353
Delta Air Lines, Inc.	100	622
Dow Chemical Co.	10,900	432,621
E.W. Scripps Co. Class A	2,300	242,765
East West Bancorp, Inc.	3,400	191,522
EMC Corp. (a)	8,500	94,860
ENSCO International, Inc.	7,000	191,590
Fannie Mae	5,200	357,344
FedEx Corp.	3,900	280,449
First Data Corp.	10,436	473,690
Florida Rock Industries, Inc.	1,800	71,622
Fluor Corp.	3,200	122,112
Forest Laboratories, Inc. (a)	5,900	380,432
Fox Entertainment Group, Inc. Class A (a)	14,100	392,685
Genentech, Inc. (a)	9,900	1,215,720
General Electric Co.	43,500	1,302,825
Golden Telecom, Inc.	3,400	96,118
Goldman Sachs Group, Inc.	5,400	522,450
Grant Prideco, Inc. (a)	500	7,625
Hewlett-Packard Co.	18,000	354,600
Home Depot, Inc.	15,150	533,129
Honeywell International, Inc.	11,000	380,380
Intel Corp.	24,900	640,677
InterActiveCorp (a)	2,700	86,049
International Paper Co.	2,000	80,640
Intersil Corp. Class A	4,100	80,975
Labor Ready, Inc. (a)	11,100	140,304
Lam Research Corp. (a)	3,300	73,062
Lamar Advertising Co. Class A (a)	4,700	192,982
Lehman Brothers Holdings, Inc.	3,200	234,880
Liberty Media Corp. Class A (a)	12,648	138,369
Lucent Technologies, Inc. (a)	500	1,685
Lyondell Chemical Co.	10,800	176,580
Manitowoc Co., Inc.	6,400	194,624
Manpower, Inc.	3,700	173,530
ManTech International Corp. Class A (a)	5,600	140,560
MBIA, Inc.	2,450	144,281
MBNA Corp.	11,300	275,494
McCormick & Co., Inc. (non-vtg.)	2,600	88,816
McDonald's Corp.	27,000	735,210
Medco Health Solutions, Inc. (a)	13	460

	Shares	Value (Note 1)
Merrill Lynch & Co., Inc.	6,500	$ 352,495
MetLife, Inc.	5,300	182,850
Micron Technology, Inc. (a)	100	1,362
Microsoft Corp.	56,800	1,475,096
Millennium Chemicals, Inc.	11,800	193,166
Monsanto Co.	170	5,880
Morgan Stanley	9,900	508,761
Motorola, Inc.	7,700	140,525
Nabors Industries Ltd. (a)	3,800	168,568
National Semiconductor Corp. (a)	1,700	69,343
National-Oilwell, Inc. (a)	100	2,792
Network Associates, Inc. (a)	100	1,568
New York Community Bancorp, Inc.	8,667	217,273
Newell Rubbermaid, Inc.	4,100	96,924
NIKE, Inc. Class B	3,500	251,825
Nordstrom, Inc.	7,500	267,225
NTL, Inc. (a)	1,922	109,112
Occidental Petroleum Corp.	22,100	1,043,120
Oracle Corp. (a)	100	1,122
Outback Steakhouse, Inc.	2,500	109,825
PDF Solutions, Inc. (a)	2,300	22,770
PepsiCo, Inc.	20,590	1,121,949
Pfizer, Inc.	59,965	2,144,348
Polo Ralph Lauren Corp. Class A	4,800	166,080
PPG Industries, Inc.	1,600	94,896
Praxair, Inc.	5,300	193,715
Precision Castparts Corp.	6,100	274,561
Pride International, Inc. (a)	4,600	77,602
PrivateBancorp, Inc.	3,300	182,556
Procter & Gamble Co.	7,400	782,550
Radio One, Inc. Class A (a)	100	1,908
Robert Half International, Inc. (a)	16,200	441,774
Rowan Companies, Inc. (a)	9,000	200,700
SBC Communications, Inc.	25,800	642,420
Schering-Plough Corp.	100	1,673
SLM Corp.	5,900	226,029
Southwest Airlines Co.	50	714
Sovereign Bancorp, Inc.	10,100	201,798
Spanish Broadcasting System, Inc. Class A (a)	11,300	109,836
SpectraSite, Inc. (a)	2,800	104,636
St. Paul Companies, Inc.	40	1,627
Staples, Inc.	5,620	144,771
Sun Microsystems, Inc. (a)	300	1,170
Synthes-Stratec, Inc.	245	266,465
Texas Instruments, Inc.	13,000	326,300
The DIRECTV Group, Inc. (a)	95	1,701
The J.M. Smucker Co.	60	3,138
Time Warner, Inc. (a)	24,100	405,362
Toys 'R' Us, Inc. (a)	25,300	390,885
Tyco International Ltd.	42,800	1,174,860
U.S. Bancorp, Delaware	6,500	166,660
UICI (a)	100	1,731
United Natural Foods, Inc. (a)	8,400	210,420
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
United Parcel Service, Inc. Class B	5,700	$ 399,855
UnitedHealth Group, Inc.	4,200	258,216
Verizon Communications, Inc.	12,300	464,202
Viacom, Inc.:
Class A	4,100	160,556
Class B (non-vtg.)	10,241	395,815
Wachovia Corp.	21	961
Weatherford International Ltd. (a)	1,600	69,568
Wendy's International, Inc.	5,000	195,000
Williams-Sonoma, Inc. (a)	3,300	107,184
Xerox Corp. (a)	54,900	737,307
Yahoo!, Inc. (a)	11,100	560,106
Zimmer Holdings, Inc. (a)	6,100	487,085
TOTAL UNITED STATES OF AMERICA		40,627,145
TOTAL COMMON STOCKS (Cost $74,382,627)		89,689,285
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Fresenius Medical Care AG	4,500	214,741
Porsche AG (non-vtg.)	358	221,975
ProSiebenSat.1 Media AG	4,300	84,490
ProSiebenSat.1 Media AG New	537	10,539
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $442,841)		531,745
Nonconvertible Bonds - 5.3%
		Principal Amount (d)
Germany - 1.3%
Kreditanstalt Fuer Wiederaufbau 3.5% 11/15/05	EUR	1,450,000	1,764,172
United Kingdom - 4.0%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(e)		45,000	20,475
9.25% 4/15/09 (c)		235,000	117,500
9.875% 2/1/10 (c)		570,000	339,150
11.25% 11/1/08 (c)		205,000	127,100
Telewest PLC:
11% 10/1/07 (c)		4,305,000	2,712,150
yankee 9.625% 10/1/06 (c)		3,195,000	1,948,950
TOTAL UNITED KINGDOM			5,265,325
TOTAL NONCONVERTIBLE BONDS (Cost $4,918,873)			7,029,497
Government Obligations - 16.1%
Principal Amount (d)	Value (Note 1)
Germany - 2.0%
German Federal Republic 4.5% 8/18/06	EUR	2,125,000	$ 2,652,231
Italy - 0.8%
Italian Republic 4.75% 7/1/05	EUR	850,000	1,047,348
Japan - 8.9%
Japan Government:
0.1% 8/20/05	JPY	466,000,000	4,219,046
3% 9/20/05	JPY	810,000,000	7,622,805
TOTAL JAPAN			11,841,851
Norway - 1.0%
Norway Kingdom of 6.75% 1/15/07	NOK	8,500,000	1,348,663
United Kingdom - 0.9%
United Kingdom, Great Britain & Northern Ireland 8.5% 12/7/05	GBP	675,000	1,271,417
United States of America - 2.5%
U.S. Treasury Notes:
2% 11/30/04		2,125,000	2,134,048
2% 5/15/06		1,200,000	1,191,937
TOTAL UNITED STATES OF AMERICA			3,325,985
TOTAL GOVERNMENT OBLIGATIONS (Cost $20,385,127)			21,487,495
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	12,408,775	12,408,775
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	42,300	42,300
TOTAL MONEY MARKET FUNDS (Cost $12,451,075)		12,451,075
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $112,580,543)	131,189,097
NET OTHER ASSETS - 1.3%		1,728,514
NET ASSETS - 100%		$ 132,917,611
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	2.5%
AAA,AA,A	14.9%
BBB	0.0%
BB	0.0%
B	0.0%
CCC,CC,C	4.0%
Equities	67.9%
Short-Term Investments and Net Other Assets	10.7%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $42,683,079 and $38,260,573, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $1,005,469, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,024 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $7,285,000 of which $390,000 and $6,895,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Global Balanced

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,409) (cost $112,580,543) - See accompanying schedule		$ 131,189,097
Foreign currency held at value (cost $1,516,251)		1,555,129
Receivable for investments sold		867,202
Receivable for fund shares sold		120,712
Dividends receivable		243,700
Interest receivable		252,191
Prepaid expenses		371
Other affiliated receivables		54,267
Other receivables		4,156
Total assets		134,286,825

Liabilities
Payable for investments purchased	$ 1,100,820
Payable for fund shares redeemed	64,369
Accrued management fee	81,288
Other affiliated payables	35,470
Other payables and accrued expenses	44,967
Collateral on securities loaned, at value	42,300
Total liabilities		1,369,214

Net Assets		$ 132,917,611
Net Assets consist of:
Paid in capital		$ 116,368,206
Distributions in excess of net investment income		(49,374)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,045,224)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,644,003
Net Assets, for 6,974,823 shares outstanding		$ 132,917,611
Net Asset Value, offering price and redemption price per share ($132,917,611 ÷ 6,974,823 shares)		$ 19.06

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 661,590
Interest		328,833
Security lending		1,906
		992,329
Less foreign taxes withheld		(40,420)
Total income		951,909

Expenses
Management fee	$ 464,732
Transfer agent fees	169,109
Accounting and security lending fees	34,130
Non-interested trustees' compensation	493
Custodian fees and expenses	58,309
Registration fees	15,821
Audit	34,313
Legal	216
Miscellaneous	913
Total expenses before reductions	778,036
Expense reductions	(11,366)	766,670
Net investment income (loss)		185,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,602,116
Foreign currency transactions	(83,675)
Total net realized gain (loss)		5,518,441
Change in net unrealized appreciation (depreciation) on: Investment securities	2,775,249
Assets and liabilities in foreign currencies	(5,258)
Total change in net unrealized appreciation (depreciation)		2,769,991
Net gain (loss)		8,288,432
Net increase (decrease) in net assets resulting from operations		$ 8,473,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Global Balanced
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 185,239	$ 925,605
Net realized gain (loss)	5,518,441	3,180,488
Change in net unrealized appreciation (depreciation)	2,769,991	16,613,655
Net increase (decrease) in net assets resulting from operations	8,473,671	20,719,748
Distributions to shareholders from net investment income	(2,085,080)	(1,305,719)
Share transactions Net proceeds from sales of shares	27,348,793	25,393,629
Reinvestment of distributions	1,937,941	1,224,318
Cost of shares redeemed	(18,633,605)	(18,441,176)
Net increase (decrease) in net assets resulting from share transactions	10,653,129	8,176,771
Redemption fees	11,926	9,980
Total increase (decrease) in net assets	17,053,646	27,600,780

Net Assets
Beginning of period	115,863,965	88,263,185
End of period (including distributions in excess of net investment income of $49,374 and undistributed net investment income of $1,850,467, respectively)	$ 132,917,611	$ 115,863,965
Other Information Shares
Sold	1,430,486	1,574,668
Issued in reinvestment of distributions	105,592	82,114
Redeemed	(975,625)	(1,190,847)
Net increase (decrease)	560,453	465,935

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999I	1999J
Selected Per-Share Data
Net asset value, beginning of period	$ 18.06	$ 14.84	$ 15.36	$ 19.10	$ 18.67	$ 18.02	$ 16.62
Income from Investment Operations
Net investment income (loss)D	.03	.15	.17G	.28	.36E	.08	.31
Net realized and unrealized gain (loss)	1.29	3.29	(.66)G	(2.46)	.47	.74	1.37
Total from investment operations	1.32	3.44	(.49)	(2.18)	.83	.82	1.68
Distributions from net investment income	(.32)	(.22)	(.03)	(.32)	(.15)	(.17)	(.28)
Distributions from net realized gain	-	-	-	(1.24)	(.25)	-	-
Total distributions	(.32)	(.22)	(.03)	(1.56)	(.40)	(.17)	(.28)
Redemption fees added to paid in capitalD	-H	-H	-H	-H	-H	-	-
Net asset value, end of period	$ 19.06	$ 18.06	$ 14.84	$ 15.36	$ 19.10	$ 18.67	$ 18.02
Total ReturnB,C	7.38%	23.49%	(3.20)%	(12.36)%	4.45%	4.57%	10.39%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.21%A	1.29%	1.29%	1.29%	1.26%	1.20%A	1.32%
Expenses net of voluntary waivers, if any	1.21%A	1.29%	1.29%	1.29%	1.26%	1.20%A	1.32%
Expenses net of all reductions	1.20%A	1.28%	1.27%	1.27%	1.25%	1.19%A	1.30%
Net investment income (loss)	.29%A	.98%	1.07%G	1.69%	1.81%	1.74%A	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,918	$ 115,864	$ 88,263	$ 88,809	$ 104,820	$ 97,468	$ 101,756
Portfolio turnover rate	67%A	113%	126%	102%	62%	80%A	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.04 per share. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amount represents less than $.01 per share. I Three months ended October 31. J Year ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Growth & Income

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan	20.2%
United Kingdom	16.1%
France	11.1%
Switzerland	9.2%
Germany	7.9%
Netherlands	5.5%
United States of America	4.5%
Italy	3.7%
Spain	2.5%
Other	19.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan	20.9%
United Kingdom	16.8%
Switzerland	9.3%
France	8.9%
Germany	7.9%
United States of America	6.0%
Netherlands	5.1%
Spain	2.9%
Italy	2.6%
Other	19.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.5	96.7
Bonds	0.6	1.1
Short-Term Investments and Net Other Assets	1.9	2.2
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil & Gas)	2.7	3.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.5	2.7
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	2.2	1.9
Shell Transport & Trading Co. PLC (Reg.) (United Kingdom, Oil & Gas)	1.7	2.0
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.5	1.9
Allianz AG (Reg.) (Germany, Insurance)	1.5	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4	1.1
AstraZeneca PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.2	0.5
Nikko Cordial Corp. (Japan, Capital Markets)	1.1	1.2
Telefonaktiebolaget LM Ericsson ADR (Sweden, Communications Equipment)	1.1	0.6
	16.9
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	27.0
Consumer Discretionary	14.7	11.9
Information Technology	13.2	14.9
Health Care	10.0	10.3
Telecommunication Services	9.7	10.1
Energy	7.9	8.5
Industrials	5.3	3.4
Consumer Staples	5.3	6.6
Materials	2.1	2.8
Utilities	1.8	2.3

Semiannual Report

International Growth & Income

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (Note 1)
Australia - 1.3%
CSL Ltd.	116,300	$ 1,853,502
News Corp. Ltd. ADR	234,300	8,566,008
Pacific Brands Ltd.	2,119,390	3,766,637
PaperlinX Ltd.	996,785	3,600,637
Publishing & Broadcasting Ltd.	451,648	3,974,250
Suncorp-Metway Ltd.	183,100	1,772,560
TOTAL AUSTRALIA		23,533,594
Austria - 0.2%
Bank Austria Creditanstalt AG	62,275	3,532,863
Belgium - 0.7%
Delhaize Group	106,870	5,076,325
Fortis	329,700	7,173,446
TOTAL BELGIUM		12,249,771
Brazil - 1.5%
Banco Bradesco SA sponsored ADR	137,500	5,589,375
Banco Itau Holding Financeira SA (PN)	102,307,000	8,155,260
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	74,600	1,924,680
Tele Norte Leste Participacoes SA ADR	208,500	2,468,640
Telebras sponsored ADR	140,800	4,028,288
Uniao de Bancos Brasileiros SA (Unibanco) GDR	245,000	4,802,000
TOTAL BRAZIL		26,968,243
Canada - 0.3%
Abitibi-Consolidated, Inc.	306,000	2,141,810
Celestica, Inc. (sub. vtg.) (a)	205,600	3,623,165
TOTAL CANADA		5,764,975
Cayman Islands - 0.1%
Nam Tai Electronic & Electrical Products Ltd.	2,688,000	1,223,400
Semiconductor Manufacturing International Corp. sponsored ADR	15,900	185,871
TOTAL CAYMAN ISLANDS		1,409,271
Denmark - 1.5%
Danske Bank AS	812,100	18,239,595
GN Store Nordic AS	1,206,400	9,362,026
TOTAL DENMARK		27,601,621
Estonia - 0.1%
Hansabank SA	280,400	2,146,703
Finland - 0.8%
Nokia Corp. sponsored ADR	1,069,100	14,978,091
France - 11.1%
Accor SA	281,600	11,848,960
Alcatel SA sponsored ADR (a)	962,800	14,114,648
Assurances Generales France SA (Bearer)	170,665	10,417,937

	Shares	Value (Note 1)
Autoroutes du Sud de la France	119,659	$ 4,649,277
AXA SA	460,400	9,479,636
Bacou Dalloz	26,183	1,976,301
BNP Paribas SA	148,800	8,931,692
Business Objects SA sponsored ADR (a)	201,500	4,418,895
CNP Assurances	202,900	12,033,177
Credit Agricole SA	306,880	7,566,709
Dassault Systemes SA sponsored ADR	111,400	4,456,000
Eiffage SA	16,113	2,675,671
Elior SA	287,612	2,570,626
France Telecom SA sponsored ADR	457,900	10,966,705
Medidep SA (a)	131,192	2,789,965
NRJ Group	282,100	6,060,053
Orpea (a)	133,464	3,070,142
Pernod-Ricard	33,500	4,226,358
Peugeot Citroen SA	128,100	6,878,822
Suez SA (France)	156,300	3,131,038
Total SA:
Series B	223,744	41,222,595
sponsored ADR	68,400	6,301,008
Vivendi Universal SA (a)	75,000	1,854,000
Vivendi Universal SA sponsored ADR (a)	662,000	16,364,640
TOTAL FRANCE		198,004,855
Germany - 7.4%
Adidas-Salomon AG	85,854	9,909,694
Allianz AG (Reg.)	249,311	26,277,379
AWD Holding AG	44,400	1,492,670
BASF AG sponsored ADR	140,600	7,278,862
Bayerische Hypo-und Vereinsbank AG (a)	149,660	2,596,375
Celesio AG	131,900	7,349,947
DAB Bank AG (a)	389,700	3,408,367
Deutsche Bank AG	33,500	2,748,005
Deutsche Telekom AG sponsored ADR (a)	1,014,800	17,332,784
E.ON AG	113,000	7,508,850
Fielmann AG	36,735	1,925,534
Freenet.de AG (a)	30,500	2,671,589
Fresenius AG	58,637	4,812,330
Hypo Real Estate Holding AG (a)	278,083	7,592,973
MAN AG	101,600	3,729,714
RWE AG	110,879	4,810,286
Siemens AG sponsored ADR	164,000	11,706,320
T-Online International AG (a)	534,693	5,810,384
United Internet AG	133,282	3,353,388
TOTAL GERMANY		132,315,451
Greece - 1.7%
Bank of Piraeus (Reg.)	443,400	5,227,377
Cosmote Mobile Telecommunications SA	135,300	2,172,179
EFG Eurobank Ergasias SA	351,360	7,467,909
Greek Organization of Football Prognostics SA	542,020	10,338,355
Common Stocks - continued
	Shares	Value (Note 1)
Greece - continued
Public Power Corp. of Greece	192,400	$ 4,877,686
Public Power Corp. of Greece GDR (a)(d)	25,000	633,795
TOTAL GREECE		30,717,301
Hong Kong - 1.2%
Cheung Kong Holdings Ltd.	594,000	4,550,251
Giordano International Ltd.	3,312,000	1,900,178
Hong Kong Land Holdings Ltd.	2,186,000	3,781,780
PCCW Ltd. (a)	8,035,000	5,511,257
Sino Land Co.	7,398,000	4,481,538
Techtronic Industries Co. Ltd.	882,000	2,363,338
TOTAL HONG KONG		22,588,342
India - 1.4%
Infosys Technologies Ltd.	83,631	9,679,437
Satyam Computer Services Ltd.	1,419,500	10,241,659
Sun Pharmaceutical Industries Ltd.	60,974	1,029,648
Wipro Ltd.	130,800	4,542,704
TOTAL INDIA		25,493,448
Ireland - 1.0%
Allied Irish Banks PLC	359,500	5,255,890
DEPFA BANK PLC	39,150	5,868,831
Independent News & Media PLC (Ireland)	1,598,113	3,637,928
Jurys Doyle Hotel Group PLC (Ireland)	341,800	4,177,008
TOTAL IRELAND		18,939,657
Italy - 2.5%
Assicurazioni Generali Spa	200,000	5,271,640
Banca Intesa Spa	101,029	334,320
Banco Popolare di Verona e Novara	470,900	7,830,328
Buzzi Unicem Spa	148,058	1,968,478
Cassa Di Risparmio Di Firenze	2,248,700	3,911,931
ENI Spa sponsored ADR	160,000	16,300,800
Fiat Spa (a)	1,019,500	7,169,988
Telecom Italia Spa	502,587	1,610,148
TOTAL ITALY		44,397,633
Japan - 18.7%
Aisin Seiki Co. Ltd.	257,500	4,440,924
Anritsu Corp. (a)	363,000	2,589,958
C&S Co. Ltd.	199,100	4,440,334
Canon Sales Co., Inc.	403,000	5,195,688
Canon, Inc.	229,000	11,978,990
Daiwa Securities Group, Inc.	1,044,000	7,699,264
Diamond Lease Co. Ltd.	3,700	145,310
Don Quijote Co. Ltd.	26,500	1,850,713
East Japan Railway Co.	2,065	10,348,318
FamilyMart Co. Ltd.	183,000	5,154,434
Fuji Photo Film Co. Ltd.	184,000	5,869,600
Fujitsu Ltd.	313,000	2,133,096
Fukuoka City Bank Ltd. (a)	301,000	1,000,250

	Shares	Value (Note 1)
Hitachi Information Systems Co. Ltd.	147,300	$ 4,358,305
Ito Yokado Ltd.	110,000	4,486,173
JAFCO Co. Ltd.	116,400	9,308,208
KDDI Corp.	1,846	10,841,859
Kyocera Corp.	124,400	10,332,664
Matsushita Electric Industrial Co. Ltd.	681,000	10,065,180
Millea Holdings, Inc.	557	7,770,079
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	1,304	11,605,600
Mizuho Financial Group, Inc. (a)	2,704	12,541,451
Nichicon Corp.	385,000	4,388,923
Nikko Cordial Corp.	3,625,000	20,227,316
Nippon Telegraph & Telephone Corp.	592	3,074,848
Nishi-Nippon Bank Ltd. (a)	149,000	602,377
Nishimatsuya Chain Co. Ltd.	59,100	2,131,985
Nitto Denko Corp.	166,400	9,063,259
Nomura Holdings, Inc.	719,000	11,777,220
Nomura Holdings, Inc. sponsored ADR	300,000	4,914,000
Ricoh Co. Ltd.	610,000	11,924,032
Sanyo Electric Co. Ltd.	482,000	2,141,350
Shinko Electric Industries Co.Ltd.	120,900	3,652,379
Skylark Co. Ltd.	245,000	4,712,969
Sumitomo Electric Industries Ltd.	982,000	8,899,841
Sumitomo Forestry Co. Ltd.	353,000	3,647,750
Sumitomo Heavy Industries Ltd. (a)	2,320,000	5,957,396
Sumitomo Mitsui Financial Group, Inc.	2,467	18,281,247
Sumitomo Osaka Cement Co. Ltd.	2,850,000	6,989,153
Taiyo Yuden Co. Ltd.	266,000	4,360,624
Takeda Chemical Industries Ltd.	90,300	3,570,412
Tokyo Electron Ltd.	82,000	4,896,139
Toyota Motor Corp.	484,000	17,716,820
Toys R Us Japan Ltd.	49,500	1,099,552
UFJ Holdings, Inc. (a)	1,732	10,510,883
UMC Japan (a)	4,038	3,587,872
UNY Co. Ltd.	333,000	3,822,763
Yamanouchi Pharmaceutical Co. Ltd.	249,300	8,151,560
Yamato Transport Co. Ltd.	474,000	7,062,883
York-Benimaru Co. Ltd.	77,000	2,333,005
TOTAL JAPAN		333,654,956
Korea (South) - 1.3%
Kia Motors Corp.	245,580	2,281,351
Kookmin Bank (a)	106,050	3,958,744
LG Electronics, Inc.	61,800	3,750,085
Samsung Electro-Mechanics Co. Ltd. (a)	203,170	7,653,401
Shinhan Financial Group Co. Ltd.	282,080	4,916,298
TOTAL KOREA (SOUTH)		22,559,879
Luxembourg - 0.4%
Millicom International Cellular SA (a)	184,800	4,644,024
RTL Group	53,800	3,287,347
TOTAL LUXEMBOURG		7,931,371
Common Stocks - continued
	Shares	Value (Note 1)
Mexico - 0.3%
Telefonos de Mexico SA de CV sponsored ADR	141,900	$ 4,844,466
Netherlands - 5.5%
ASML Holding NV (NY Shares) (a)	746,900	11,614,295
EADS NV	304,000	7,685,093
Euronext NV	166,331	4,836,554
ING Groep NV (Certificaten Van Aandelen)	530,444	11,256,022
Koninklijke Ahold NV sponsored ADR	860,700	6,627,390
Koninklijke KPN NV	1,176,500	8,471,484
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	103,400	2,861,710
Koninklijke Philips Electronics NV (NY Shares)	230,300	6,174,343
STMicroelectronics NV	137,530	2,994,028
Unilever NV (NY Shares)	267,000	17,603,310
VNU NV	209,775	5,866,076
Vopak NV	232,284	4,035,342
Wolters Kluwer NV (Certificaten Van Aandelen)	450,614	7,585,323
TOTAL NETHERLANDS		97,610,970
Norway - 0.3%
TANDBERG Television ASA (a)	830,400	4,959,706
Poland - 0.2%
Bank Polska Kasa Opieki	110,000	3,428,928
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	318,441	3,452,794
Singapore - 0.7%
DBS Group Holdings Ltd.	659,000	5,536,839
Flextronics International Ltd. (a)	196,800	3,168,480
Oversea-Chinese Banking Corp. Ltd.	466,000	3,312,926
TOTAL SINGAPORE		12,018,245
South Africa - 0.4%
African Bank Investments Ltd.	540,100	818,439
MTN Group Ltd. (a)	1,450,000	6,032,080
TOTAL SOUTH AFRICA		6,850,519
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA	463,100	6,099,027
Banco Espanol de Credito SA (Reg.)	620,000	7,472,789
Grupo Auxiliar Metalurgico SA (Gamesa)	189,800	7,861,197
Repsol YPF SA sponsored ADR	295,000	6,159,600
Telefonica SA	260,000	3,824,600
Telefonica SA sponsored ADR	290,776	12,831,945
TOTAL SPAIN		44,249,158
Sweden - 2.0%
D. Carnegie & Co. AB	298,400	3,182,486
Eniro AB	727,500	5,902,482

	Shares	Value (Note 1)
OMHEX AB	487,900	$ 6,576,246
Telefonaktiebolaget LM Ericsson ADR (a)	737,200	19,661,124
TOTAL SWEDEN		35,322,338
Switzerland - 9.2%
Actelion Ltd. (Reg.) (a)	49,355	5,419,335
Adecco SA sponsored ADR	367,800	4,089,936
Barry Callebaut AG	40,071	8,335,882
Compagnie Financiere Richemont unit	259,980	6,692,654
Converium Holding AG	117,710	6,155,811
Credit Suisse Group (Reg.)	443,600	15,508,256
Julius Baer Holding AG (Bearer)	7,820	2,112,698
Nestle SA (Reg.)	22,427	5,678,160
Nobel Biocare Holding AG (Switzerland)	40,200	5,453,609
Novartis AG (Reg.)	601,520	26,948,096
Phonak Holding AG	292,000	7,798,688
Roche Holding AG (participation certificate)	232,179	24,373,866
Sika AG (Bearer)	12,200	5,744,500
Swiss Life Holding (a)	104,175	14,233,095
Syngenta AG sponsored ADR	123,300	1,964,169
UBS AG (NY Shares)	224,650	15,905,220
Zurich Financial Services AG	56,281	8,905,909
TOTAL SWITZERLAND		165,319,884
Taiwan - 1.7%
Asia Optical Co., Inc.	448,000	3,156,640
Compal Electronics, Inc.	3,783,000	4,260,289
Hon Hai Precision Industries Co. Ltd.	927,000	3,656,640
Quanta Computer, Inc.	1,146,000	2,415,537
Taiwan Cellular Co. Ltd.	3,816,000	3,504,607
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,799,000	3,114,800
United Microelectronics Corp. (a)	6,550,252	5,877,673
Yageo Corp. sponsored GDR (a)	1,478,900	3,919,085
TOTAL TAIWAN		29,905,271
United Kingdom - 15.5%
3i Group PLC	711,400	7,625,660
Allied Domecq PLC	758,150	6,061,395
AstraZeneca PLC sponsored ADR	429,800	20,565,930
Aviva PLC	806,690	7,901,409
BAE Systems PLC	1,419,700	5,293,523
BP PLC sponsored ADR	726,600	38,437,140
British Airways PLC (a)	620,000	3,139,060
Centrica PLC	1,695,000	6,583,660
Dixons Group PLC	1,682,400	4,643,090
Eircom Group PLC	2,864,700	5,011,008
Enterprise Inns PLC	574,970	6,234,782
FirstGroup PLC	826,900	3,946,786
GlaxoSmithKline PLC	524,043	11,004,903
HSBC Holdings PLC (Hong Kong) (Reg.)	721,600	10,405,472
J.D. Wetherspoon PLC	781,164	4,221,454
Kesa Electricals PLC	997,500	5,000,441
Marconi Corp. PLC (a)	186,305	1,990,422
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Pennon Group PLC	215,000	$ 2,648,610
Premier Farnell PLC	1,169,764	5,240,166
Prudential PLC	343,426	2,704,476
Punch Taverns Ltd.	732,000	7,091,757
Rank Group PLC	1,363,307	7,706,675
Reuters Group PLC sponsored ADR	220,100	8,757,779
Severn Trent PLC	145,000	2,018,255
Shell Transport & Trading Co. PLC (Reg.)	4,348,100	30,487,428
Unilever PLC sponsored ADR	460,000	17,696,200
Vodafone Group PLC	18,029,381	44,244,089
TOTAL UNITED KINGDOM		276,661,570
United States of America - 2.6%
Affiliated Computer Services, Inc. Class A (a)	107,800	5,228,300
Covad Communications Group, Inc. (a)	997,800	1,995,600
Fox Entertainment Group, Inc. Class A (a)	135,000	3,759,750
Ingram Micro, Inc. Class A (a)	252,000	3,011,400
Merck & Co., Inc.	150,000	7,050,000
NTL, Inc. (a)	85,476	4,852,473
Pfizer, Inc.	363,100	12,984,456
Wyeth	210,000	7,994,700
TOTAL UNITED STATES OF AMERICA		46,876,679
TOTAL COMMON STOCKS (Cost $1,501,818,938)		1,686,288,553
Nonconvertible Preferred Stocks - 1.7%

Germany - 0.5%
Fresenius Medical Care AG	112,880	5,386,670
ProSiebenSat.1 Media AG	180,546	3,547,519
Rheinmetall AG	24,380	993,129
TOTAL GERMANY		9,927,318
Italy - 1.2%
Banca Intesa Spa (Risp)	3,068,402	7,694,396
Telecom Italia Spa (Risp)	5,824,085	13,571,891
TOTAL ITALY		21,266,287
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $24,428,335)		31,193,605
Nonconvertible Bonds - 0.6%
	Principal Amount
United Kingdom - 0.6%
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	$ 225,000	133,875
11.25% 11/1/08 (c)	4,400,000	2,728,000

	Principal Amount	Value (Note 1)
Telewest PLC:
11% 10/1/07 (c)	$ 4,735,000	$ 2,983,050
yankee 9.625% 10/1/06 (c)	6,860,000	4,184,600
TOTAL NONCONVERTIBLE BONDS (Cost $6,806,531)		10,029,525
Government Obligations - 0.2%

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.93% to 0.94% 6/3/04 to 6/10/04 (e) (Cost $3,396,724)	3,400,000	3,397,292
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	31,085,533	31,085,533
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	113,418,944	113,418,944
TOTAL MONEY MARKET FUNDS (Cost $144,504,477)		144,504,477
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,680,955,005)	1,875,413,452
NET OTHER ASSETS - (4.9)%	(87,444,169)
NET ASSETS - 100%	$ 1,787,969,283
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
450 Nikkei 225 Index Contracts	June 2004	$ 25,998,751	$ 260,693

The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $633,795 or 0.0% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,297,383.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $957,550,509 and $594,551,713, respectively.
The fund participated in the security lending program during the period. Cash collateral includes amounts received for unsettled security loans.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $76,617,000 of which $40,721,000 and $35,896,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Growth & Income

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $106,006,416) (cost $1,680,955,005) - See accompanying schedule		$ 1,875,413,452
Foreign currency held at value (cost $10,056,819)		9,972,343
Receivable for investments sold		17,087,122
Receivable for fund shares sold		3,001,095
Dividends receivable		4,840,573
Interest receivable		52,392
Prepaid expenses		3,871
Other affiliated receivables		4,236
Other receivables		398,665
Total assets		1,910,773,749

Liabilities
Payable for investments purchased	$ 4,195,610
Payable for fund shares redeemed	1,646,471
Accrued management fee	1,107,292
Payable for daily variation on futures contracts	191,250
Other affiliated payables	448,452
Other payables and accrued expenses	1,796,447
Collateral on securities loaned, at value	113,418,944
Total liabilities		122,804,466

Net Assets		$ 1,787,969,283
Net Assets consist of:
Paid in capital		$ 1,569,278,378
Undistributed net investment income		5,373,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,408,038
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		192,909,834
Net Assets, for 73,344,156 shares outstanding		$ 1,787,969,283
Net Asset Value, offering price and redemption price per share ($1,787,969,283 ÷ 73,344,156 shares)		$ 24.38

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 15,256,866
Interest		382,253
Security lending		683,515
		16,322,634
Less foreign taxes withheld		(1,983,377)
Total income		14,339,257

Expenses
Management fee	$ 5,814,266
Transfer agent fees	2,099,193
Accounting and security lending fees	369,977
Non-interested trustees' compensation	5,236
Custodian fees and expenses	325,326
Registration fees	78,538
Audit	38,944
Legal	2,052
Miscellaneous	8,150
Total expenses before reductions	8,741,682
Expense reductions	(270,105)	8,471,577
Net investment income (loss)		5,867,680
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	99,332,673
Foreign currency transactions	217,303
Futures contracts	516,101
Total net realized gain (loss)		100,066,077
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,198,345)	49,707,257
Assets and liabilities in foreign currencies	(149,850)
Futures contracts	260,693
Total change in net unrealized appreciation (depreciation)		49,818,100
Net gain (loss)		149,884,177
Net increase (decrease) in net assets resulting from operations		$ 155,751,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Growth & Income
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,867,680	$ 10,436,136
Net realized gain (loss)	100,066,077	23,168,119
Change in net unrealized appreciation (depreciation)	49,818,100	249,188,580
Net increase (decrease) in net assets resulting from operations	155,751,857	282,792,835
Distributions to shareholders from net investment income	(10,817,688)	(4,820,830)
Share transactions Net proceeds from sales of shares	566,453,383	324,768,068
Reinvestment of distributions	9,888,484	4,358,550
Cost of shares redeemed	(176,258,955)	(254,428,741)
Net increase (decrease) in net assets resulting from share transactions	400,082,912	74,697,877
Redemption fees	85,332	66,892
Total increase (decrease) in net assets	545,102,413	352,736,774

Net Assets
Beginning of period	1,242,866,870	890,130,096
End of period (including undistributed net investment income of $5,373,033 and undistributed net investment income of $10,323,041, respectively)	$ 1,787,969,283	$ 1,242,866,870
Other Information Shares
Sold	23,305,861	17,590,450
Issued in reinvestment of distributions	435,616	257,142
Redeemed	(7,227,875)	(14,446,125)
Net increase (decrease)	16,513,602	3,401,467

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.87	$ 16.66	$ 17.61	$ 26.70	$ 26.02	$ 19.75
Income from Investment Operations
Net investment income (loss)E	.09	.19	.11	.19G	.18F	.15
Net realized and unrealized gain (loss)	2.60	5.11	(1.06)	(6.11)	2.33	6.84
Total from investment operations	2.69	5.30	(.95)	(5.92)	2.51	6.99
Distributions from net investment income	(.18)	(.09)	-	(.51)	(.33)	(.09)
Distributions from net realized gain	-	-	-	(2.66)	(1.50)	(.63)
Total distributions	(.18)	(.09)	-	(3.17)	(1.83)	(.72)
Redemption fees added to paid in capitalE	-I	-I	-I	-I	-I	-
Net asset value, end of period	$ 24.38	$ 21.87	$ 16.66	$ 17.61	$ 26.70	$ 26.02
Total ReturnB,C,D	12.36%	31.97%	(5.39)%	(24.91)%	9.57%	36.51%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.09%A	1.14%	1.14%	1.14%	1.07%	1.13%
Expenses net of voluntary waivers, if any	1.09%A	1.14%	1.14%	1.14%	1.07%	1.13%
Expenses net of all reductions	1.06%A	1.11%	1.12%	1.09%	1.05%	1.10%
Net investment income (loss)	.73%A	1.08%	.59%	.91%	.63%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,787,969	$ 1,242,867	$ 890,130	$ 882,454	$ 1,252,584	$ 1,080,055
Portfolio turnover rate	78%A	81%	63%	81%	104%	94%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.07 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
United Kingdom	18.9%
Japan	15.7%
United States of America	8.9%
Switzerland	8.8%
France	7.8%
Canada	4.9%
Spain	4.1%
Netherlands	3.9%
Germany	3.6%
Other	23.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
United Kingdom	17.1%
Japan	15.5%
United States of America	8.2%
Switzerland	6.9%
France	5.7%
Canada	5.6%
Netherlands	5.4%
Spain	4.3%
Germany	4.1%
Other	27.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	93.4	95.0
Bonds	0.9	1.1
Short-Term Investments and Net Other Assets	5.7	3.9
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	2.3	1.4
Novartis AG sponsored ADR (Switzerland, Pharmaceuticals)	2.1	2.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	0.8
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.3	0.9
Total SA sponsored ADR (France, Oil & Gas)	1.2	1.0
BP PLC sponsored ADR (United Kingdom, Oil & Gas)	1.1	0.7
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.0	0.9
Toyota Motor Corp. ADR (Japan, Automobiles)	1.0	0.7
AstraZeneca PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.0	1.1
Smith & Nephew PLC (United Kingdom, Health Care Equipment & Supplies)	0.9	0.6
	13.4
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	22.5
Consumer Discretionary	14.0	12.5
Health Care	13.8	13.8
Information Technology	9.2	10.9
Consumer Staples	8.1	9.5
Energy	8.0	7.8
Telecommunication Services	6.1	4.7
Industrials	5.9	5.6
Materials	4.7	6.5
Utilities	1.5	1.4

Semiannual Report

Diversified International

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1)
Australia - 2.8%
Australia & New Zealand Banking Group Ltd.	3,155,007	$ 42,327,247
Australian Gas Light Co.	881,290	7,417,415
Billabong International Ltd.	1,794,200	9,851,270
Brambles Industries Ltd.	8,384,940	33,620,234
CSL Ltd.	7,052,485	112,397,195
Hardman Resources Ltd. (a)	6,930,410	7,760,656
Macquarie Bank Ltd.	1,390,553	34,809,564
News Corp. Ltd.:
ADR	752,900	27,526,024
sponsored ADR	2,412,300	81,415,125
Promina Group Ltd.	10,274,227	27,834,807
QBE Insurance Group Ltd.	9,513,645	80,071,997
Suncorp-Metway Ltd.	956,355	9,258,310
TOTAL AUSTRALIA		474,289,844
Bermuda - 0.2%
Aquarius Platinum Ltd. (Australia)	3,069,696	14,525,947
Clear Media Ltd. (a)(e)	26,746,500	23,832,123
Skyworth Digital Holdings Ltd.	7,638,000	2,252,260
TOTAL BERMUDA		40,610,330
Brazil - 0.9%
Companhia Vale do Rio Doce sponsored ADR	1,251,800	56,956,900
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,567,900	40,451,820
Petroleo Brasileiro SA Petrobras sponsored ADR	1,020,500	29,492,450
Uniao de Bancos Brasileiros SA (Unibanco) GDR	888,400	17,412,640
TOTAL BRAZIL		144,313,810
Canada - 4.9%
Aber Diamond Corp. (a)	469,500	12,977,103
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	85,400	1,457,009
Astral Media, Inc. Class A (non-vtg.)	604,900	12,591,517
Barrick Gold Corp.	754,700	14,378,120
Bombardier, Inc. Class B (sub. vtg.)	8,447,700	37,201,785
Canadian Imperial Bank of Commerce	344,400	16,871,595
Canadian Natural Resources Ltd.	386,900	21,269,556
Canadian Western Bank, Edmonton	200,000	5,803,653
CGI Group, Inc.:
rights 7/1/04 (a)(g)	4,274,400	22,438,613
Class A (sub. vtg.) (a)	445,600	2,599,103
EnCana Corp.	2,372,441	93,060,644
Falconbridge Ltd.	412,100	8,863,658
Gabriel Resources Ltd. (a)	1,751,500	3,167,015
ITF Optical Technologies, Inc. Series A (g)	39,827	49,784
Kinross Gold Corp. (a)(f)	903,300	5,005,344
Kinross Gold Corp. (a)	2,474,865	13,713,663
Loblaw Companies Ltd.	709,800	30,404,105

	Shares	Value (Note 1)
Meridian Gold, Inc. (a)	461,800	$ 4,643,084
Metro, Inc. Class A (sub. vtg.)	570,600	7,821,282
National Bank of Canada	1,098,000	35,608,647
Novagold Resources, Inc. (a)	263,200	1,009,392
OZ Optics Ltd. unit (g)	102,000	1,504,500
Petro-Canada	1,958,000	86,540,017
PetroKazakhstan, Inc. Class A	990,300	26,873,950
Power Corp. of Canada (sub. vtg.)	1,257,800	49,750,757
Precision Drilling Corp. (a)	1,456,000	69,267,617
Research in Motion Ltd. (a)	680,104	59,355,072
Sun Life Financial, Inc.	2,177,105	57,699,513
Talisman Energy, Inc.	765,600	43,522,899
TimberWest Forest Corp. unit	2,704,900	25,361,827
TransCanada Corp.	1,063,400	21,050,133
Trican Well Service Ltd. (a)	592,600	16,202,472
Wheaton River Minerals Ltd. (a)	10,956,600	28,039,565
TOTAL CANADA		836,102,994
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	1,709,700	27,970,692
China - 0.9%
Byd Co. Ltd. (H Shares) (e)	9,015,500	26,815,677
Global Bio-Chem Technology Group Co. Ltd.	81,577,600	59,615,164
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	10,197,200	13
People's Food Holdings Ltd.	42,397,000	32,881,340
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	215,300	7,033,851
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	34,932,000	31,573,559
TOTAL CHINA		157,919,604
Denmark - 2.1%
A.P. Moller - Maersk AS Series B	1,605	10,103,766
Coloplast AS Series B	466,500	43,937,869
Danske Bank AS	3,376,550	75,836,603
Group 4 Falck AS	1,729,742	42,887,776
Novo Nordisk AS Series B	2,425,072	115,180,281
Novozymes AS Series B	1,490,400	61,189,161
TOTAL DENMARK		349,135,456
France - 7.8%
Alcatel SA sponsored ADR (a)	3,023,300	44,321,578
April Group	384,874	7,511,605
Assurances Generales France SA (Bearer)	304,037	18,559,390
Aventis SA sponsored ADR	480,000	36,244,800
AXA SA sponsored ADR	2,621,400	53,974,626
Bacou Dalloz	290,166	21,901,817
BNP Paribas SA	1,856,300	111,424,055
Business Objects SA sponsored ADR (a)(e)	723,300	15,861,969
Canal Plus SA	2,358,300	16,218,251
CNP Assurances	901,207	53,446,937
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Credit Agricole SA	2,358,500	$ 58,153,294
Dassault Aviation SA	35,265	17,107,428
Essilor International SA	1,019,322	59,609,197
Financiere Marc de Lacharriere SA (Fimalac)	490,587	19,220,154
Ipsos SA	238,905	24,573,024
L'Oreal SA	904,279	68,146,909
Lagardere S.C.A. (Reg.)	1,200,253	72,260,662
Medidep SA (a)	386,497	8,219,351
Neopost SA	1,170,940	64,547,577
NRJ Group	713,954	15,337,112
Pernod-Ricard	550,731	69,480,184
Sanofi-Synthelabo SA sponsored ADR	4,249,100	132,147,010
Suez SA (France)	1,589,400	31,839,230
Total SA sponsored ADR	2,124,800	195,736,576
Vinci SA	211,876	20,612,509
Vivendi Universal SA sponsored ADR (a)	3,326,500	82,231,080
TOTAL FRANCE		1,318,686,325
Germany - 3.2%
Adidas-Salomon AG	118,876	13,721,257
Allianz AG sponsored ADR	10,324,100	108,816,014
Altana AG sponsored ADR	696,550	44,203,063
AWD Holding AG	179,100	6,021,107
Celesio AG	495,757	27,625,380
Deutsche Boerse AG	750,804	41,270,816
Deutsche Telekom AG sponsored ADR (a)	2,335,800	39,895,464
E.ON AG sponsored ADR	469,100	31,171,695
Fielmann AG	169,873	8,904,212
Fresenius Medical Care AG sponsored ADR	2,079,500	47,994,860
GFK AG	621,408	21,010,042
K&S AG	257,800	8,598,946
Metro AG	609,516	27,012,359
Puma AG	152,624	35,090,606
RWE AG	1,134,500	49,218,242
Siemens AG sponsored ADR	445,500	31,799,790
TOTAL GERMANY		542,353,853
Greece - 0.7%
Cosmote Mobile Telecommunications SA	1,700,000	27,292,718
Greek Organization of Football Prognostics SA	2,981,090	56,860,571
Public Power Corp. of Greece	1,593,830	40,406,453
TOTAL GREECE		124,559,742
Hong Kong - 1.5%
Aeon Credit Service (Asia) Co. Ltd.	6,062,000	4,157,964
CNOOC Ltd. sponsored ADR	1,077,600	39,095,328
Esprit Holdings Ltd.	5,091,000	20,886,422
Fong's Industries Co. Ltd.	9,708,000	8,463,493
Giordano International Ltd.	21,550,000	12,363,780

	Shares	Value (Note 1)
Hengan International Group Co. Ltd.	19,752,000	$ 11,648,765
Kingboard Chemical Holdings Ltd.	7,266,000	13,693,791
Techtronic Industries Co. Ltd.	24,429,500	65,459,371
Television Broadcasts Ltd.	6,648,000	31,024,398
Wing Hang Bank Ltd.	2,058,000	13,060,552
Yue Yuen Industrial Holdings Ltd.	9,141,447	24,670,503
TOTAL HONG KONG		244,524,367
India - 2.2%
ABB Ltd. India	123,436	2,175,188
Bajaj Auto Ltd.	869,632	18,004,726
Divi's Laboratories Ltd.	171,622	5,987,860
Dr. Reddy's Laboratories Ltd.	728,352	14,241,108
HDFC Bank Ltd.	2,123,518	17,949,863
Housing Development Finance Corp. Ltd.	4,835,850	64,680,989
I-Flex Solutions Ltd.	1,475,742	17,569,858
ICICI Bank Ltd.	1,744,600	12,365,593
Infosys Technologies Ltd.	526,725	60,963,059
Matrix Laboratories Ltd.	85,284	2,972,570
Oil & Natural Gas Corp. Ltd.	410,600	7,755,880
Ranbaxy Laboratories Ltd.	1,418,576	33,894,939
Reliance Industries Ltd. (a)	850,175	10,063,686
Satyam Computer Services Ltd.	4,873,900	35,165,074
Siemens India Ltd. (a)	84,778	2,001,920
State Bank of India	4,811,149	69,522,023
TOTAL INDIA		375,314,336
Ireland - 1.2%
Allied Irish Banks PLC	3,438,754	50,274,583
Bank of Ireland	2,819,715	34,154,618
CRH PLC	1,253,000	26,601,606
DEPFA BANK PLC	223,224	33,462,678
IAWS Group PLC (Ireland)	3,716,027	42,295,634
Independent News & Media PLC (Ireland)	9,833,818	22,385,605
TOTAL IRELAND		209,174,724
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	611,000	37,613,160
Italy - 2.0%
Banca Intesa Spa	18,548,675	61,380,389
Banco Popolare di Verona e Novara	1,480,782	24,623,080
Bulgari Spa	1,177,200	11,184,498
Cassa Di Risparmio Di Firenze	4,251,975	7,396,911
ENI Spa sponsored ADR	1,360,600	138,617,928
Saipem Spa	1,715,300	16,068,834
Telecom Italia Spa ADR	2,197,719	70,392,940
TOTAL ITALY		329,664,580
Japan - 15.2%
Acom Co. Ltd.	255,000	17,808,746
Aiful Corp.	220,350	21,928,134
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Aisin Seiki Co. Ltd.	867,000	$ 14,952,549
Asahi Glass Co. Ltd.	6,599,000	68,484,388
Canon, Inc. ADR	2,696,600	141,059,146
Credit Saison Co. Ltd.	930,800	26,713,421
Daiwa Securities Group, Inc.	13,238,000	97,627,255
Enplas Corp.	331,000	10,881,790
Hoya Corp.	573,100	60,800,247
Ito Yokado Ltd.	1,100,000	44,861,726
JAFCO Co. Ltd.	360,700	28,844,251
Kao Corp.	602,000	14,094,437
KDDI Corp.	15,603	91,638,965
Keyence Corp.	188,900	44,478,327
Konica Minolta Holdings, Inc.	2,427,000	32,950,631
Kubota Corp.	853,000	3,630,406
Kyocera Corp.	550,800	45,749,448
Millea Holdings, Inc.	4,569	63,736,971
Mitsubishi Electric Corp.	2,412,000	11,958,649
Mitsubishi Securities Co. Ltd.	876,000	11,091,482
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	4,899	43,601,100
Mitsui Trust Holdings, Inc.	2,737,000	18,993,126
Mizuho Financial Group, Inc. (a)	22,661	105,104,227
Murata Manufacturing Co. Ltd.	702,800	45,210,668
Nikko Cordial Corp.	27,452,000	153,180,768
Nippon Telegraph & Telephone Corp. sponsored ADR	849,900	22,071,903
Nitori Co. Ltd.	86,550	5,483,113
Nitto Denko Corp.	2,022,600	110,164,352
NOK Corp.	112,000	4,249,291
Nomura Holdings, Inc.	8,534,000	139,786,919
Olympus Corp.	1,265,000	24,053,313
ORIX Corp.	857,700	89,164,480
Promise Co. Ltd.	176,900	11,474,171
Ricoh Co. Ltd.	3,156,000	61,692,204
Rohm Co. Ltd.	234,400	28,678,878
Seiyu Ltd. (a)	7,922,000	27,874,086
Shinko Electric Industries Co.Ltd.	426,100	12,872,445
Softbank Corp.	657,700	29,219,209
Sony Corp. sponsored ADR	782,700	30,055,680
Stanley Electric Co. Ltd.	1,035,300	19,179,747
Sumitomo Mitsui Financial Group, Inc.	30,493	225,962,729
TDK Corp.	410,400	28,734,535
Tokyo Electron Ltd.	1,213,700	72,468,827
Toyota Industries Corp.	800,000	17,059,718
Toyota Motor Corp. ADR	2,305,550	168,789,316
Trend Micro, Inc.	416,000	15,635,231
UFJ Holdings, Inc. (a)	26,198	158,986,207
USS Co. Ltd.	90,330	7,488,318

	Shares	Value (Note 1)
Yahoo Japan Corp. (a)	1,521	$ 16,893,119
Yahoo Japan Corp. New (a)	2,921	32,442,340
TOTAL JAPAN		2,579,860,989
Korea (South) - 2.4%
Amorepacific Corp.	157,810	25,217,870
Honam Petrochemical Corp.	353,210	13,154,885
Kookmin Bank sponsored ADR	1,522,390	56,480,669
KT&G Corp.	595,310	15,119,313
LG Electronics, Inc.	1,696,790	102,962,885
Samsung Electronics Co. Ltd.	358,190	170,036,152
Shinhan Financial Group Co. Ltd.	1,321,750	23,036,434
TOTAL KOREA (SOUTH)		406,008,208
Luxembourg - 0.1%
SES Global unit	1,087,299	10,395,490
Mexico - 1.1%
America Movil SA de CV sponsored ADR	1,187,100	40,123,980
Cemex SA de CV sponsored ADR	297,600	8,764,320
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	5,439,100	11,422,110
Fomento Economico Mexicano SA de CV sponsored ADR	1,159,600	50,697,712
Grupo Radio Centro SA de CV sponsored ADR (e)	991,900	4,165,980
Telefonos de Mexico SA de CV sponsored ADR	2,014,700	68,781,858
TOTAL MEXICO		183,955,960
Netherlands - 3.9%
ASML Holding NV (NY Shares) (a)	3,019,433	46,952,183
EADS NV	2,834,175	71,647,689
Euronext NV	1,117,995	32,508,932
Fugro NV (Certificaten Van Aandelen)	530,900	30,734,965
Koninklijke Ahold NV sponsored ADR	2,625,200	20,214,040
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	1,319,500	36,518,627
Koninklijke Philips Electronics NV (NY Shares)	3,499,100	93,810,871
Nutreco Holding NV	359,500	12,805,215
OPG Groep NV (A Shares)	495,000	23,514,809
QIAGEN NV (a)	2,127,782	25,214,217
Reed Elsevier NV	3,268,883	45,900,779
Unilever NV (NY Shares)	2,221,800	146,483,274
VNU NV	1,940,819	54,272,391
Wolters Kluwer NV (Certificaten Van Aandelen)	1,198,899	20,181,433
TOTAL NETHERLANDS		660,759,425
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	599,800	35,106,294
Norway - 0.7%
DnB NOR ASA	10,697,690	67,789,750
Common Stocks - continued
	Shares	Value (Note 1)
Norway - continued
Schibsted AS (B Shares)	963,150	$ 18,134,653
Storebrand ASA (A Shares)	6,394,200	39,867,110
TOTAL NORWAY		125,791,513
Panama - 0.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	1,126,372	16,670,306
Portugal - 0.2%
Brisa Auto-Estradas de Portugal SA	2,515,179	17,116,316
Portugal Telecom SGPS SA sponsored ADR	1,995,200	21,608,016
TOTAL PORTUGAL		38,724,332
Russia - 1.4%
JSC MMC 'Norilsk Nickel' sponsored ADR	712,400	42,245,320
Lukoil Oil Co. sponsored ADR	189,600	20,666,400
OAO Gazprom sponsored ADR	1,518,100	46,909,290
Sibneft sponsored ADR	1,031,700	31,621,605
YUKOS Corp. sponsored ADR	2,097,943	93,358,464
TOTAL RUSSIA		234,801,079
Singapore - 0.1%
Fraser & Neave Ltd.	307,600	2,403,690
Want Want Holdings Ltd.	15,471,000	16,553,970
TOTAL SINGAPORE		18,957,660
South Africa - 0.0%
MTN Group Ltd. (a)	1,511,210	6,286,717
Spain - 4.1%
Actividades de Construccion y Servicios SA (ACS)	1,079,293	52,409,381
Altadis SA (Spain)	1,965,779	55,535,612
Antena 3 Television SA (a)	171,100	8,691,784
Banco Bilbao Vizcaya Argentaria SA	2,820,500	37,145,985
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	5,604,000	73,804,680
Banco Espanol de Credito SA (Reg.)	876,655	10,566,223
Banco Popular Espanol SA (Reg.)	634,516	34,992,633
Banco Santander Central Hispano SA ADR	9,432,600	100,174,212
Compania de Distribucion Integral Logista SA	647,820	20,187,743
Fomento Construcciones y Contratas SA (FOCSA)	602,932	21,403,907
Grupo Auxiliar Metalurgico SA (Gamesa)	1,084,180	44,904,911
Grupo Ferrovial SA	836,229	33,332,746
Inditex SA	1,750,792	38,050,897
Prosegur Comp Securidad SA (Reg.)	1,277,771	20,835,514
Repsol YPF SA sponsored ADR	1,536,800	32,088,384
Telefonica SA sponsored ADR	2,361,100	104,195,343
TOTAL SPAIN		688,319,955

	Shares	Value (Note 1)
Sweden - 1.7%
Getinge AB (B Shares)	586,300	$ 6,751,691
OMHEX AB	1,195,200	16,109,714
Securitas AB (B Shares)	2,109,300	30,362,746
Skandinaviska Enskilda Banken AB (A Shares)	634,400	9,215,018
Svenska Cellulosa AB (SCA) (B Shares)	710,650	27,852,399
Swedish Match Co.	1,905,900	19,204,405
Tele2 AB (B Shares)	1,502,250	68,215,286
Telefonaktiebolaget LM Ericsson ADR (a)	4,084,700	108,938,949
TOTAL SWEDEN		286,650,208
Switzerland - 8.8%
ABB Ltd. (Switzerland) (Reg.) (a)	12,018,499	67,722,920
Actelion Ltd. (Reg.) (a)	329,985	36,233,397
Alcon, Inc.	931,100	69,134,175
Compagnie Financiere Richemont unit	1,878,392	48,355,363
Converium Holding AG	457,786	23,940,565
Credit Suisse Group sponsored ADR	1,640,800	57,362,368
INFICON Holding AG (a)(e)	185,142	16,577,748
Nestle SA (Reg.)	274,827	69,581,826
Nobel Biocare Holding AG (Switzerland)	907,181	123,069,904
Novartis AG sponsored ADR	7,782,999	348,678,355
Roche Holding AG (participation certificate)	2,403,980	252,366,870
Schindler Holding AG (Reg.)	71,680	20,970,066
SIG Holding AG	137,382	23,330,019
Swiss Life Holding (a)	300,253	41,022,602
Syngenta AG sponsored ADR	428,300	6,822,819
Tecan Group AG (e)	755,003	28,556,655
The Swatch Group AG (Reg.)	2,738,062	73,761,763
UBS AG (NY Shares)	2,016,253	142,750,712
Zurich Financial Services AG	188,010	29,750,714
TOTAL SWITZERLAND		1,479,988,841
Taiwan - 0.5%
Fubon Financial Holding Co. Ltd.	13,584,910	12,967,228
Hon Hai Precision Industries Co. Ltd.	10,027,000	39,552,454
Taishin Financial Holdings Co. Ltd.	21,361,000	18,717,407
Yageo Corp. (a)	6,104,000	3,326,781
Yuen Foong Yu Paper Manufacturing Co.	14,717,000	7,976,694
TOTAL TAIWAN		82,540,564
United Kingdom - 18.5%
Amdocs Ltd. (a)	1,944,700	51,631,785
AstraZeneca PLC sponsored ADR	3,447,600	164,967,660
BAE Systems PLC	2,139,400	7,977,012
Barclays PLC	909,948	8,321,474
BOC Group PLC	2,945,873	47,470,968
BP PLC sponsored ADR	3,575,200	189,128,080
British American Tobacco PLC sponsored ADR	3,208,200	98,652,150
British Land Co. PLC	3,029,512	34,978,251
Cadbury Schweppes PLC sponsored ADR	2,049,200	66,906,380
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Capita Group PLC	16,467,400	$ 90,747,148
Carnival PLC ADR	1,667,400	74,215,974
Celltech Group PLC (a)	3,166,588	23,656,230
Centrica PLC	19,613,859	76,183,470
Daily Mail & General Trust PLC Class A	3,852,336	45,916,545
Danka Business Systems PLC sponsored ADR (a)	1,877,700	7,642,239
Diageo PLC sponsored ADR	1,079,800	58,849,100
Enterprise Inns PLC	3,863,274	41,892,049
French Connection Group PLC	2,620,262	20,657,825
Hilton Group PLC	12,638,119	55,828,388
HSBC Holdings PLC sponsored ADR	1,584,700	114,256,870
Inchcape PLC	1,358,940	36,259,953
Intertek Group PLC	2,853,900	26,089,113
ITV PLC	25,000,024	54,884,996
Johnston Press PLC	1,827,000	17,830,238
Kesa Electricals PLC	5,320,074	26,669,387
London Stock Exchange PLC	2,532,277	15,698,989
Maiden Group PLC	1,585,000	6,790,356
mmO2 PLC (a)	46,915,360	83,399,090
Next PLC	1,854,700	45,993,254
Northern Rock PLC	2,243,000	29,625,408
PHS Group PLC	9,354,392	13,968,221
Provident Financial PLC	4,523,707	57,899,288
Prudential PLC	9,232,300	72,704,266
Punch Taverns Ltd.	2,894,500	28,042,473
Rank Group PLC	5,393,400	30,488,496
Reckitt Benckiser PLC	5,028,200	131,036,647
Reuters Group PLC sponsored ADR	629,500	25,047,805
Rio Tinto PLC (Reg.)	1,957,500	43,848,000
Royal Bank of Scotland Group PLC	1,462,551	44,016,371
SABMiller PLC	1,529,731	16,642,277
Serco Group PLC	8,971,300	34,287,838
Shire Pharmaceuticals Group PLC sponsored ADR (a)	1,599,500	44,386,125
SMG PLC	6,890,643	14,086,524
Smith & Nephew PLC	14,953,784	160,005,488
Standard Chartered PLC	3,254,789	49,989,966
Taylor Nelson Sofres PLC	7,273,320	25,600,246
Tesco PLC	30,718,500	135,834,270
Trinity Mirror PLC	2,160,505	23,639,027
United Business Media PLC	1,359,691	11,118,452
Vodafone Group PLC sponsored ADR	15,760,500	386,762,663
William Hill PLC	5,140,690	48,981,543
Xstrata PLC	4,758,807	53,675,485
Yell Group PLC	9,132,830	51,546,046
TOTAL UNITED KINGDOM		3,126,727,899
United States of America - 3.2%
AFLAC, Inc.	1,038,500	43,855,855

	Shares	Value (Note 1)
Amkor Technology, Inc. (a)	982,500	$ 7,938,600
Covance, Inc. (a)	516,600	17,430,084
Fox Entertainment Group, Inc. Class A (a)	508,400	14,158,940
Freeport-McMoRan Copper & Gold, Inc. Class B	592,100	18,059,050
Mettler-Toledo International, Inc. (a)	833,800	37,370,916
Newmont Mining Corp.	757,680	28,337,232
NTL, Inc. (a)	1,721,081	97,705,768
Orthofix International NV (a)	720,500	32,422,500
Phelps Dodge Corp. (a)	341,800	22,500,694
Shaw Group, Inc. (a)	1,313,500	15,762,000
Stillwater Mining Co. (a)	1,666,000	22,374,380
Synthes-Stratec, Inc.	130,996	142,472,685
Transocean, Inc. (a)	1,395,200	38,744,704
UnitedGlobalCom, Inc. Class A (a)	557,659	4,171,289
TOTAL UNITED STATES OF AMERICA		543,304,697
TOTAL COMMON STOCKS (Cost $12,727,210,433)		15,737,083,954
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (g)	198,000	851,400
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Fresenius Medical Care AG	536,400	25,597,181
Porsche AG (non-vtg.)	65,800	40,798,679
TOTAL GERMANY		66,395,860
Italy - 0.0%
Banca Intesa Spa (Risp)	3,010,500	7,549,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS		73,945,060
TOTAL PREFERRED STOCKS (Cost $61,611,807)		74,796,460
Investment Companies - 0.0%

Multi-National - 0.0%
Templeton Dragon Fund, Inc. (Cost $4,532,861)	558,800	7,208,520
Nonconvertible Bonds - 0.4%
		Principal Amount (h)	Value (Note 1)
United Kingdom - 0.4%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)		$ 17,540,000	$ 7,980,700
9.25% 4/15/09 (c)		7,850,000	3,925,000
9.875% 2/1/10 (c)		22,770,000	13,548,150
11.25% 11/1/08 (c)		2,010,000	1,246,200
Telewest PLC:
11% 10/1/07 (c)		57,825,000	36,429,750
yankee 9.625% 10/1/06 (c)		8,384,000	5,114,240
TOTAL NONCONVERTIBLE BONDS (Cost $45,456,894)			68,244,040
Government Obligations - 0.5%
Japan - 0.5%
Japan Government:
0.1% 1/20/06	JPY	4,619,700,000	41,803,018
0.1% 2/20/06	JPY	4,560,000,000	41,241,057
TOTAL GOVERNMENT OBLIGATIONS (Cost $86,736,164)			83,044,075
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	749,843,466	749,843,466
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	396,186,465	396,186,465
TOTAL MONEY MARKET FUNDS (Cost $1,146,029,931)		1,146,029,931
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.94%, dated 4/30/04 due 5/3/04) (Cost $35,621,000)	$ 35,623,777	35,621,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $14,107,199,090)	17,152,027,980
NET OTHER ASSETS - (1.3)%		(226,154,737)
NET ASSETS - 100%		$ 16,925,873,243
Currency Abbreviations
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,005,344 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,844,297 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CGI Group, Inc. rights 7/1/04	3/11/04	$ 25,916,253
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,999,935
Metrophotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
(h) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Banco Latin Americano de Exporciones SA (BLADEX) Series E	$ 27,404,760	$ -	$ 11,791,312	$ 128,257	$ 16,670,306
Business Objects SA sponsored ADR	-	21,249,034	-	-	15,861,969
Byd Co. Ltd (H shares)	23,084,259	457,117	-	557,504	26,815,677
Clear Media Ltd.	17,565,565	-	-	-	23,832,123
Grupo Radio Centro SA de CV sponsored ADR	6,732,237	140,244	1,015,620	-	4,165,980
INFICON Holding AG	14,630,912	-	986,642	-	16,577,748
Orthofix International NV	26,298,250	-	-	-	32,422,500
Tecan Group AG	14,116,998	16,023,138	-	-	28,556,655
TOTALS	$ 129,832,981	$ 37,869,533	$ 13,793,574	$ 685,761	$ 164,902,958
Purchases and sales of securities, other than short-term securities, aggregated $7,586,803,098 and $4,161,482,299, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,629 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $843,477,000 of which $376,613,000 and $466,864,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $373,123,896 and repurchase agreements of $35,621,000) (cost $14,107,199,090) - See accompanying schedule		$ 17,152,027,980
Cash		621
Foreign currency held at value (cost $31,304,750)		31,378,718
Receivable for investments sold		212,047,173
Receivable for fund shares sold		86,170,377
Dividends receivable		57,279,823
Interest receivable		666,197
Prepaid expenses		35,758
Other affiliated receivables		55,194
Other receivables		2,404,122
Total assets		17,542,065,963
Liabilities
Payable for investments purchased	$ 170,026,456
Payable for fund shares redeemed	14,831,159
Accrued management fee	11,839,270
Other affiliated payables	3,746,988
Other payables and accrued expenses	19,562,382
Collateral on securities loaned, at value	396,186,465
Total liabilities		616,192,720
Net Assets		$ 16,925,873,243
Net Assets consist of:
Paid in capital		$ 14,241,496,959
Undistributed net investment income		12,275,849
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(354,277,576)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,026,378,011
Net Assets, for 680,376,426 shares outstanding		$ 16,925,873,243
Net Asset Value, offering price and redemption price per share ($16,925,873,243 ÷ 680,376,426 shares)		$ 24.88

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends (including $685,761 received from affiliated issuers)		$ 141,823,693
Interest		3,839,790
Security lending		1,880,632
		147,544,115
Less foreign taxes withheld		(14,796,302)
Total income		132,747,813
Expenses
Management fee Basic fee	$ 53,151,744
Performance adjustment	7,904,372
Transfer agent fees	19,127,202
Accounting and security lending fees	944,574
Non-interested trustees' compensation	40,599
Appreciation in deferred trustee compensation account	9,030
Custodian fees and expenses	2,160,261
Registration fees	996,845
Audit	65,631
Legal	10,124
Miscellaneous	73,892
Total expenses before reductions	84,484,274
Expense reductions	(3,130,214)	81,354,060
Net investment income (loss)		51,393,753
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(5,290,917) on sales of investments in affiliated issuers) (net of foreign tax of $1,360,601)	521,979,148
Foreign currency transactions	1,515,123
Total net realized gain (loss)		523,494,271
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred foreign taxes of $72,721)	931,922,833
Assets and liabilities in foreign currencies	(722,701)
Total change in net unrealized appreciation (depreciation)		931,200,132
Net gain (loss)		1,454,694,403
Net increase (decrease) in net assets resulting from operations		$ 1,506,088,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,393,753	$ 80,996,234
Net realized gain (loss)	523,494,271	163,805,573
Change in net unrealized appreciation (depreciation)	931,200,132	2,381,925,774
Net increase (decrease) in net assets resulting from operations	1,506,088,156	2,626,727,581
Distributions to shareholders from net investment income	(162,070,346)	(53,240,295)
Share transactions Net proceeds from sales of shares	5,417,544,040	3,892,882,628
Reinvestment of distributions	153,854,145	50,696,237
Cost of shares redeemed	(1,532,771,576)	(1,710,750,521)
Net increase (decrease) in net assets resulting from share transactions	4,038,626,609	2,232,828,344
Redemption fees	842,477	598,391
Total increase (decrease) in net assets	5,383,486,896	4,806,914,021

Net Assets
Beginning of period	11,542,386,347	6,735,472,326
End of period (including undistributed net investment income of $12,275,849 and undistributed net investment income of $122,952,442, respectively)	$ 16,925,873,243	$ 11,542,386,347
Other Information Shares
Sold	219,787,290	207,041,717
Issued in reinvestment of distributions	6,640,238	2,989,169
Redeemed	(62,384,341)	(92,290,398)
Net increase (decrease)	164,043,187	117,740,488

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.35	$ 16.90	$ 18.06	$ 22.98	$ 21.34	$ 17.21
Income from Investment Operations
Net investment income (loss) D	.09	.18	.14	.22	.39 G	.18
Net realized and unrealized gain (loss)	2.74	5.40	(1.29)	(3.78)	2.20	4.65
Total from investment operations	2.83	5.58	(1.15)	(3.56)	2.59	4.83
Distributions from net investment income	(.30)	(.13)	(.01)	(.55)	(.25)	(.23)
Distributions from net realized gain	-	-	-	(.81)	(.70)	(.47)
Total distributions	(.30)	(.13)	(.01)	(1.36)	(.95)	(.70)
Redemption fees added to paid in capital D	- F	- F	-F	- F	- F	-
Net asset value, end of period	$ 24.88	$ 22.35	$ 16.90	$ 18.06	$ 22.98	$ 21.34
Total Return B,C	12.76%	33.26%	(6.37)%	(16.45)%	12.20%	29.12%
Ratios to Average Net Assets E
Expenses before expense reductions	1.15%A	1.24%	1.22%	1.21%	1.14%	1.21%
Expenses net of voluntary waivers, if any	1.15% A	1.24%	1.22%	1.21%	1.14%	1.21%
Expenses net of all reductions	1.11% A	1.22%	1.19%	1.16%	1.12%	1.18%
Net investment income (loss)	.70% A	.96%	.77%	1.08%	1.62%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,925,873	$ 11,542,386	$ 6,735,472	$ 5,843,745	$ 6,287,669	$ 3,579,586
Portfolio turnover rate	60% A	51%	55%	86%	94%	73%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. FAmount represents less than $.01 per share. GInvestment income per share reflects a special dividend which amounted to $.19 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan	17.3%
United Kingdom	14.1%
Switzerland	13.3%
United States of America	11.3%
India	7.8%
Canada	5.1%
France	5.0%
Korea (South)	4.9%
Germany	4.0%
Other	17.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan	19.5%
United Kingdom	12.8%
Switzerland	8.7%
Germany	8.6%
India	8.6%
United States of America	7.5%
Netherlands	6.0%
Sweden	4.9%
Canada	4.7%
Other	18.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	89.1	92.5
Short-Term Investments and Net Other Assets	10.9	7.5
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
UFJ Holdings, Inc. (Japan, Commercial Banks)	3.7	0.0
LG Electronics, Inc. (Korea (South), Household Durables)	3.3	0.0
The Swatch Group AG (Reg.) (Switzerland, Textiles Apparel & Luxury Goods)	3.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.2	0.6
State Bank of India (India, Commercial Banks)	3.2	1.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.0	1.6
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	3.0	1.4
KDDI Corp. (Japan, Wireless Telecommunication Services)	2.8	0.0
Actelion Ltd. (Reg.) (Switzerland, Biotechnology)	2.3	2.7
United Microelectronics Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	2.3	4.0
	30.0
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	29.0
Health Care	15.6	13.0
Consumer Discretionary	12.8	10.1
Telecommunication Services	10.0	7.3
Information Technology	7.9	18.2
Consumer Staples	5.4	4.6
Materials	4.8	3.2
Energy	4.4	3.8
Industrials	3.7	3.3
Utilities	0.8	0.0

Semiannual Report

Aggressive International

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value (Note 1)
Australia - 1.5%
CSL Ltd.	675,114	$ 10,759,459
Brazil - 3.1%
Aracruz Celulose SA sponsored ADR	537,200	16,728,408
Votorantim Celulose e Papel SA sponsored ADR	210,000	6,594,000
TOTAL BRAZIL		23,322,408
Canada - 5.1%
Angiotech Pharmaceuticals, Inc. (a)	247,800	5,214,180
EnCana Corp.	433,390	17,000,023
Precision Drilling Corp. (a)	329,400	15,670,847
TOTAL CANADA		37,885,050
China - 1.7%
China Telecom Corp. Ltd. (H Shares) (a)	28,024,000	8,084,924
People's Food Holdings Ltd.	6,040,000	4,684,371
TOTAL CHINA		12,769,295
Denmark - 1.1%
Novo Nordisk AS Series B	164,200	7,798,780
France - 5.0%
Business Objects SA (a)	231,626	5,079,558
Dassault Systemes SA	245,593	10,021,984
NRJ Group	364,500	7,830,165
Pernod-Ricard	112,900	14,243,456
TOTAL FRANCE		37,175,163
Germany - 4.0%
Adidas-Salomon AG	75,390	8,701,887
Allianz AG (Reg.)	103,900	10,951,060
Altana AG	102,500	6,522,187
HeidelbergCement AG	82,112	3,702,963
TOTAL GERMANY		29,878,097
Hong Kong - 1.1%
Techtronic Industries Co. Ltd.	2,970,500	7,959,519
India - 7.8%
Bank of Baroda	2,467,676	12,543,696
Bank of India	8,264,294	13,157,455
I-Flex Solutions Ltd.	332,129	3,954,255
State Bank of India	1,629,644	23,548,667
Zee Telefilms Ltd.	1,676,849	4,809,582
TOTAL INDIA		58,013,655
Japan - 17.3%
Asahi Glass Co. Ltd.	794,000	8,240,128
Bank of Nagoya Ltd.	155,000	812,558
Furukawa Electric Co. Ltd.	1,040,000	3,936,530
JAFCO Co. Ltd.	93,000	7,436,971
KDDI Corp.	3,596	21,119,895
Konica Minolta Holdings, Inc.	638,500	8,668,718

	Shares	Value (Note 1)
Nikko Cordial Corp.	1,127,000	$ 6,288,603
Nitto Denko Corp.	169,600	9,237,553
SKY Perfect Communications, Inc. (a)	267	348,738
Sumitomo Mitsui Financial Group, Inc.	2,961	21,941,942
The Daishi Bank Ltd., Niigata	247,000	862,502
Tv Asahi Corp.	6,348	11,675,564
UFJ Holdings, Inc. (a)	4,558	27,660,852
TOTAL JAPAN		128,230,554
Korea (South) - 3.6%
Internet Auction Co. Ltd. (a)	29,316	2,573,443
LG Electronics, Inc.	399,350	24,232,951
TOTAL KOREA (SOUTH)		26,806,394
Netherlands - 3.1%
ASM International NV (Netherlands) (a)	231,087	4,789,770
QIAGEN NV (a)	476,240	5,643,444
Versatel Telecom International NV (a)	5,835,000	12,513,735
TOTAL NETHERLANDS		22,946,949
South Africa - 1.4%
MTN Group Ltd. (a)	2,404,216	10,001,671
Spain - 1.2%
Banco Popular Espanol SA (Reg.)	167,300	9,226,351
Switzerland - 13.3%
Actelion Ltd. (Reg.) (a)	155,731	17,099,757
Adecco SA	273,689	12,173,687
Barry Callebaut AG	30,784	6,403,927
Roche Holding AG (participation certificate)	224,330	23,549,888
The Swatch Group AG (Reg.)	895,970	24,136,899
UBS AG (Reg.)	218,600	15,476,880
TOTAL SWITZERLAND		98,841,038
Taiwan - 2.3%
United Microelectronics Corp. (a)	19,044,308	17,088,840
Turkey - 0.7%
Akbank T. A. S.	1,185,538,292	5,508,485
United Kingdom - 14.1%
AstraZeneca PLC (United Kingdom)	193,700	9,268,545
Capita Group PLC	699,900	3,856,949
Celltech Group PLC (a)	1,104,317	8,249,882
Centrica PLC	1,609,900	6,253,118
Collins Stewart Tullett PLC	1,146,182	8,496,419
Man Group PLC	399,800	11,996,691
Shire Pharmaceuticals Group PLC (a)	903,253	8,355,090
Smith & Nephew PLC	1,072,700	11,477,890
Unilever PLC	1,530,139	14,716,112
Vodafone Group PLC	9,038,300	22,179,988
TOTAL UNITED KINGDOM		104,850,684
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 0.4%
NTL, Inc. (a)	57,300	$ 3,252,921
TOTAL COMMON STOCKS (Cost $608,784,492)		652,315,313
Nonconvertible Preferred Stocks - 1.3%

Korea (South) - 1.3%
Samsung Electronics Co. Ltd. (Cost $10,592,574)	34,180	9,438,211
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 1.06% (b)	45,393,939	45,393,939
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	5,958,938	5,958,938
TOTAL MONEY MARKET FUNDS (Cost $51,352,877)		51,352,877
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $670,729,943)	713,106,401
NET OTHER ASSETS - 4.0%	30,013,469
NET ASSETS - 100%	$ 743,119,870
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $639,506,645 and $527,535,099, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $85 for the period.
The fund participated in the security lending program during the period. Cash Collateral includes amounts received for unsettled security loans.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $84,118,000 of which $63,645,000 and $20,473,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,365,735) (cost $670,729,943) - See accompanying schedule		$ 713,106,401
Foreign currency held at value (cost $15,680,760)		15,567,009
Receivable for investments sold		26,495,057
Receivable for fund shares sold		673,126
Dividends receivable		2,307,678
Interest receivable		58,853
Prepaid expenses		1,742
Other affiliated receivables		1,396
Other receivables		196,480
Total assets		758,407,742

Liabilities
Payable for investments purchased	$ 6,073,469
Payable for fund shares redeemed	1,646,202
Accrued management fee	527,698
Other affiliated payables	184,405
Other payables and accrued expenses	897,160
Collateral on securities loaned, at value	5,958,938
Total liabilities		15,287,872

Net Assets		$ 743,119,870
Net Assets consist of:
Paid in capital		$ 715,329,312
Undistributed net investment income		794,382
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,458,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,454,832
Net Assets, for 48,530,295 shares outstanding		$ 743,119,870
Net Asset Value, offering price and redemption price per share ($743,119,870 ÷ 48,530,295 shares)		$ 15.31

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 5,112,841
Interest		261,443
Security lending		79,893
		5,454,177
Less foreign taxes withheld		(391,179)
Total income		5,062,998

Expenses
Management fee Basic fee	$ 2,327,421
Performance adjustment	346,554
Transfer agent fees	896,589
Accounting and security lending fees	164,707
Non-interested trustees' compensation	1,839
Custodian fees and expenses	219,101
Registration fees	48,341
Audit	28,152
Legal	819
Miscellaneous	3,404
Total expenses before reductions	4,036,927
Expense reductions	(253,590)	3,783,337
Net investment income (loss)		1,279,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	70,067,184
Foreign currency transactions	(355,639)
Total net realized gain (loss)		69,711,545
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $668,765)	(34,328,928)
Assets and liabilities in foreign currencies	(99,455)
Total change in net unrealized appreciation (depreciation)		(34,428,383)
Net gain (loss)		35,283,162
Net increase (decrease) in net assets resulting from operations		$ 36,562,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,279,661	$ 1,907,618
Net realized gain (loss)	69,711,545	37,939,727
Change in net unrealized appreciation (depreciation)	(34,428,383)	78,049,577
Net increase (decrease) in net assets resulting from operations	36,562,823	117,896,922
Distributions to shareholders from net investment income	(3,891,060)	(285,614)
Share transactions Net proceeds from sales of shares	246,065,503	284,514,275
Reinvestment of distributions	3,653,262	266,849
Cost of shares redeemed	(94,165,762)	(146,077,268)
Net increase (decrease) in net assets resulting from share transactions	155,553,003	138,703,856
Redemption fees	41,987	60,094
Total increase (decrease) in net assets	188,266,753	256,375,258

Net Assets
Beginning of period	554,853,117	298,477,859
End of period (including undistributed net investment income of $794,382 and undistributed net investment income of $3,405,781, respectively)	$ 743,119,870	$ 554,853,117
Other Information Shares
Sold	15,825,597	23,076,146
Issued in reinvestment of distributions	252,472	24,685
Redeemed	(6,180,605)	(12,147,104)
Net increase (decrease)	9,897,464	10,953,727

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 10.78	$ 10.78	$ 15.08	$ 16.68	$ 12.36
Income from Investment Operations
Net investment income (loss)D	.03	.06	.02	.04	.02	.11
Net realized and unrealized gain (loss)	1.02	3.53	.04	(3.63)	(.65)	4.26
Total from investment operations	1.05	3.59	.06	(3.59)	(.63)	4.37
Distributions from net investment income	(.10)	(.01)	(.06)	(.02)	(.08)	(.05)
Distributions from net realized gain	-	-	-	(.70)	(.90)	-
Total distributions	(.10)	(.01)	(.06)	(.72)	(.98)	(.05)
Redemption fees added to paid in capitalD	-F	-F	-F	.01	.01	-
Net asset value, end of period	$ 15.31	$ 14.36	$ 10.78	$ 10.78	$ 15.08	$ 16.68
Total ReturnB,C	7.35%	33.33%	.50%	(24.71)%	(4.66)%	35.47%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.26%A	1.23%	1.54%	1.16%	1.21%	1.21%
Expenses net of voluntary waivers, if any	1.26%A	1.23%	1.54%	1.16%	1.21%	1.21%
Expenses net of all reductions	1.18%A	1.16%	1.40%	1.02%	1.16%	1.14%
Net investment income (loss)	.40%A	.50%	.13%	.35%	.12%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 743,120	$ 554,853	$ 298,478	$ 203,107	$ 459,222	$ 535,941
Portfolio turnover rate	182%A	212%	188%	242%	344%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan	21.0%
United Kingdom	14.9%
United States of America	13.1%
France	8.2%
Germany	6.4%
Switzerland	6.1%
Korea (South)	5.4%
Netherlands	5.3%
Canada	4.1%
Other	15.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan	17.7%
United Kingdom	15.5%
United States of America	13.7%
Germany	8.4%
France	7.4%
Netherlands	6.6%
Switzerland	6.6%
Canada	3.7%
Korea (South)	2.8%
Other	17.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	90.4	90.1
Bonds	0.5	0.6
Short-Term Investments and Net Other Assets	9.1	9.3
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9	2.5
Total SA Series B (France, Oil & Gas)	2.6	2.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.4	1.7
UFJ Holdings, Inc. (Japan, Commercial Banks)	2.1	0.3
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.9	0.6
Nomura Holdings, Inc. (Japan, Capital Markets)	1.9	1.7
Allianz AG (Reg.) (Germany, Insurance)	1.7	2.2
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.6	2.3
LG Electronics, Inc. (Korea (South), Household Durables)	1.6	0.0
Nikko Cordial Corp. (Japan, Capital Markets)	1.5	1.2
	20.2
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	26.0
Information Technology	14.4	17.5
Consumer Discretionary	12.1	9.7
Energy	12.0	10.1
Health Care	8.5	9.0
Telecommunication Services	6.3	7.3
Consumer Staples	6.1	5.3
Materials	3.9	3.4
Industrials	1.7	2.1
Utilities	0.6	0.3

Semiannual Report

Overseas

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
Australia - 1.8%
CSL Ltd.	1,409,544	$ 22,464,251
Newcrest Mining Ltd.	302,656	2,492,654
News Corp. Ltd. sponsored ADR	1,423,100	48,029,625
TOTAL AUSTRALIA		72,986,530
Belgium - 0.2%
Fortis	433,100	9,423,172
Bermuda - 0.1%
Golar LNG Ltd. (a)	206,600	2,671,059
Brazil - 0.1%
Petroleo Brasileiro SA Petrobras sponsored ADR	97,800	2,826,420
Canada - 4.1%
Agnico-Eagle Mines Ltd.	200,100	2,430,583
Bombardier, Inc. Class B (sub. vtg.)	1,939,300	8,540,244
Canadian Natural Resources Ltd.	325,000	17,866,647
EnCana Corp.	1,222,000	47,933,798
Kinross Gold Corp. (a)	1,969,210	10,911,739
Meridian Gold, Inc. (a)	240,900	2,422,085
Petro-Canada	166,800	7,372,255
Precision Drilling Corp. (a)	305,400	14,529,073
Talisman Energy, Inc.	919,200	52,254,766
Wheaton River Minerals Ltd. (a)	1,735,700	4,441,914
TOTAL CANADA		168,703,104
Cayman Islands - 0.5%
Noble Corp. (a)	589,800	21,916,968
China - 0.4%
Byd Co. Ltd. (H Shares)	1,422,500	4,231,080
Global Bio-Chem Technology Group Co. Ltd.	8,434,000	6,163,387
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,054,250	1
People's Food Holdings Ltd.	3,432,000	2,661,716
TOTAL CHINA		13,056,184
Denmark - 0.6%
Coloplast AS Series B	56,100	5,283,847
Danske Bank AS	337,550	7,581,302
Novo Nordisk AS Series B	226,500	10,757,756
TOTAL DENMARK		23,622,905
Finland - 0.4%
Nokia Corp.	1,032,510	14,465,465
France - 8.2%
Alcatel SA sponsored ADR (a)	1,743,300	25,556,778
Assurances Generales France SA (Bearer)	104,400	6,372,910
AXA SA	1,370,760	28,223,948
BNP Paribas SA	726,498	43,607,904
Business Objects SA sponsored ADR (a)	318,500	6,984,705
Credit Agricole SA	244,400	6,026,146

	Shares	Value (Note 1)
Dassault Systemes SA	116,400	$ 4,749,968
France Telecom SA	677,200	16,332,542
L'Oreal SA	252,700	19,043,596
Pernod-Ricard	186,300	23,503,595
Peugeot Citroen SA	95,100	5,106,760
Television Francaise 1 SA	201,200	6,212,057
Total SA Series B	595,669	109,746,057
Vivendi Universal SA sponsored ADR (a)	1,600,700	39,569,304
TOTAL FRANCE		341,036,270
Germany - 5.7%
Adidas-Salomon AG	109,200	12,604,405
Allianz AG (Reg.)	676,800	71,334,720
Altana AG sponsored ADR	65,300	4,143,938
BASF AG	491,900	25,465,663
Deutsche Bank AG (NY Shares)	114,100	9,359,623
Deutsche Boerse AG	268,546	14,761,659
Deutsche Telekom AG sponsored ADR (a)	1,521,100	25,980,388
E.ON AG	73,518	4,885,271
Fresenius Medical Care AG	351,400	24,469,237
Infineon Technologies AG sponsored ADR (a)	1,149,400	14,505,428
Merck KGaA	134,800	7,215,993
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	120,700	13,045,329
RWE AG	215,196	9,335,891
TOTAL GERMANY		237,107,545
Greece - 0.2%
Cosmote Mobile Telecommunications SA	322,200	5,172,773
Greek Organization of Football Prognostics SA	261,790	4,993,318
TOTAL GREECE		10,166,091
Hong Kong - 1.0%
Esprit Holdings Ltd.	448,500	1,840,024
Hong Kong Exchanges & Clearing Ltd.	4,078,000	8,156,105
Hutchison Whampoa Ltd.	1,834,300	12,346,408
Techtronic Industries Co.	6,312,000	16,913,140
Television Broadcasts Ltd.	1,037,000	4,839,395
TOTAL HONG KONG		44,095,072
India - 2.6%
Cipla Ltd.	268,300	8,254,735
Dr. Reddy's Laboratories Ltd.	322,800	6,311,549
Housing Development Finance Corp. Ltd.	1,959,516	26,209,132
I-Flex Solutions Ltd.	668,719	7,961,621
Infosys Technologies Ltd.	242,918	28,115,287
Reliance Industries Ltd. (a)	745,900	8,829,363
Satyam Computer Services Ltd.	2,155,200	15,549,717
State Bank of India	363,400	5,251,199
TOTAL INDIA		106,482,603
Common Stocks - continued
	Shares	Value (Note 1)
Indonesia - 0.1%
PT Bank Mandiri Persero Tbk	28,402,500	$ 4,689,003
Italy - 0.4%
ENI Spa	913,050	18,604,307
Japan - 21.0%
Advantest Corp.	258,300	19,255,596
Aeon Credit Service Ltd.	233,800	14,562,406
Asahi Glass Co. Ltd.	742,000	7,700,472
Canon, Inc.	470,000	24,585,700
Daiwa Securities Group, Inc.	3,973,000	29,299,976
FamilyMart Co. Ltd.	533,800	15,035,173
Ito Yokado Ltd.	1,200,600	48,964,535
JAFCO Co. Ltd.	478,000	38,224,430
KDDI Corp.	7,502	44,060,470
Kyocera Corp.	265,600	22,060,736
Millea Holdings, Inc.	1,021	14,242,821
Mizuho Financial Group, Inc. (a)	12,152	56,362,321
Murata Manufacturing Co. Ltd.	350,200	22,528,139
Nikko Cordial Corp.	11,473,000	64,018,758
Nippon System Development Co. Ltd.	205,300	4,387,071
Nitto Denko Corp.	423,700	23,077,542
Nomura Holdings, Inc.	4,714,000	77,215,319
Nomura Research Institute Ltd.	40,600	4,116,066
Oriental Land Co. Ltd.	78,500	4,994,055
ORIX Corp.	178,800	18,587,629
Rohm Co. Ltd.	84,600	10,350,824
Seiyu Ltd. (a)	2,256,000	7,937,887
SMC Corp.	73,600	8,272,541
Softbank Corp.	189,700	8,427,678
Sumitomo Electric Industries Ltd.	1,643,000	14,890,468
Sumitomo Mitsui Financial Group, Inc.	10,832	80,268,530
TDK Corp.	198,000	13,863,153
Tokyo Electron Ltd.	736,400	43,969,716
Toyota Motor Corp.	1,218,700	44,610,513
UFJ Holdings, Inc. (a)	14,229	86,350,666
TOTAL JAPAN		872,221,191
Korea (South) - 5.4%
Honam Petrochemical Corp.	96,860	3,607,435
Kookmin Bank (a)	345,470	12,896,061
LG Electronics, Inc.	1,071,920	65,045,160
Samsung Electro-Mechanics Co. Ltd. (a)	368,790	13,892,296
Samsung Electronics Co. Ltd.	255,590	121,330,961
Shinhan Financial Group Co. Ltd.	528,110	9,204,291
TOTAL KOREA (SOUTH)		225,976,204
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	5,884,900	5,296,410
Netherlands - 5.3%
Aegon NV	149,000	1,949,405
ASML Holding NV (a)	3,743,687	58,214,333
EADS NV	217,500	5,498,380

	Shares	Value (Note 1)
ING Groep NV (Certificaten Van Aandelen)	1,605,564	$ 34,070,068
Koninklijke Ahold NV (a)	953,500	7,341,950
Koninklijke Philips Electronics NV	567,970	15,227,276
Unilever NV (NY Shares)	916,100	60,398,473
VNU NV	906,400	25,346,256
Wolters Kluwer NV (Certificaten Van Aandelen)	735,300	12,377,529
TOTAL NETHERLANDS		220,423,670
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	285,800	16,727,874
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	106,100	2,296,004
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	891,173	9,662,815
Russia - 0.9%
JSC MMC 'Norilsk Nickel' sponsored ADR	156,950	9,307,135
Lukoil Oil Co. sponsored ADR	80,500	8,774,500
OAO Gazprom sponsored ADR	280,300	8,661,270
YUKOS Corp. sponsored ADR	275,271	12,249,560
TOTAL RUSSIA		38,992,465
South Africa - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR	383,400	4,232,736
MTN Group Ltd. (a)	1,819,120	7,567,639
TOTAL SOUTH AFRICA		11,800,375
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA	375,300	4,942,701
Banco Popular Espanol SA (Reg.)	337,000	18,585,059
Banco Santander Central Hispano SA	2,332,016	24,766,010
Telefonica SA	2,790,310	41,045,460
TOTAL SPAIN		89,339,230
Sweden - 1.2%
Skandia Foersaekrings AB	717,000	2,814,819
Skandinaviska Enskilda Banken AB (A Shares)	544,600	7,910,622
Telefonaktiebolaget LM Ericsson ADR (a)	1,513,400	40,362,378
TOTAL SWEDEN		51,087,819
Switzerland - 6.1%
Actelion Ltd. (Reg.) (a)	47,246	5,187,760
Adecco SA	194,690	8,659,811
Compagnie Financiere Richemont unit	602,090	15,499,577
Credit Suisse Group (Reg.)	1,052,310	36,788,758
Novartis AG (Reg.)	1,509,550	67,627,840
Roche Holding AG (participation certificate)	468,700	49,203,551
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
UBS AG (Reg.)	793,836	$ 56,203,589
Zurich Financial Services AG	89,885	14,223,408
TOTAL SWITZERLAND		253,394,294
Taiwan - 1.8%
High Tech Computer Corp.	1,328,000	5,758,266
Hon Hai Precision Industries Co. Ltd.	3,690,000	14,555,555
Quanta Computer, Inc.	3,149,000	6,637,459
Taishin Financial Holdings Co. Ltd.	3,369,000	2,952,060
United Microelectronics Corp. (a)	36,190,000	32,474,014
Yageo Corp. (a)	18,985,000	10,347,139
TOTAL TAIWAN		72,724,493
United Kingdom - 14.4%
3i Group PLC	1,829,140	19,606,971
Abbey National PLC	1,270,800	10,222,145
AstraZeneca PLC (United Kingdom)	959,000	45,888,150
Aviva PLC	550,300	5,390,107
BHP Billiton PLC	1,194,571	9,566,499
BP PLC	5,746,800	50,667,619
British Sky Broadcasting Group PLC (BSkyB)	635,700	7,526,147
Centrica PLC	3,335,900	12,957,187
Dixons Group PLC	10,278,700	28,367,173
Enterprise Inns PLC	583,800	6,330,532
Hilton Group PLC	3,886,700	17,169,343
HSBC Holdings PLC (United Kingdom) (Reg.)	1,081,363	15,593,254
ITV PLC	5,001,012	10,979,211
Kesa Electricals PLC	2,765,836	13,865,061
Lloyds TSB Group PLC	546,200	4,092,564
Man Group PLC	1,019,800	30,600,865
mmO2 PLC (a)	4,971,900	8,838,298
Prudential PLC	1,080,200	8,506,564
Reckitt Benckiser PLC	640,100	16,681,229
Reuters Group PLC	2,060,100	13,659,770
Rexam PLC	601,074	4,880,370
Rio Tinto PLC (Reg.)	1,042,826	23,359,302
Royal Bank of Scotland Group PLC	469,500	14,129,891
Shire Pharmaceuticals Group PLC sponsored ADR (a)	713,200	19,791,300
Smith & Nephew PLC	3,464,800	37,073,360
Tesco PLC	2,061,250	9,114,650
Unilever PLC sponsored ADR	816,000	31,391,520
Vodafone Group PLC	41,184,003	101,065,542
William Hill PLC	397,600	3,788,414
Xstrata PLC	751,600	8,477,439
Yell Group PLC	2,013,900	11,366,530
TOTAL UNITED KINGDOM		600,947,007
United States of America - 4.0%
Baker Hughes, Inc.	638,600	23,423,848
BJ Services Co. (a)	91,200	4,058,400

	Shares	Value (Note 1)
ENSCO International, Inc.	583,400	$ 15,967,658
Fox Entertainment Group, Inc. Class A (a)	169,200	4,712,220
Freeport-McMoRan Copper & Gold, Inc. Class B	428,300	13,063,150
Grant Prideco, Inc. (a)	798,900	12,183,225
Halliburton Co.	128,300	3,823,340
Nabors Industries Ltd. (a)	222,300	9,861,228
Newmont Mining Corp.	63,900	2,389,860
NTL, Inc. (a)	443,920	25,201,338
Pride International, Inc. (a)	356,931	6,021,426
Smith International, Inc. (a)	46,600	2,551,350
Synthes-Stratec, Inc.	15,021	16,337,004
Transocean, Inc. (a)	662,100	18,386,517
Weatherford International Ltd. (a)	234,000	10,174,320
TOTAL UNITED STATES OF AMERICA		168,154,884
TOTAL COMMON STOCKS (Cost $3,358,102,918)		3,730,897,433
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Fresenius Medical Care AG	250,612	11,959,286
Porsche AG (non-vtg.)	28,100	17,423,144
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,567,570)		29,382,430
Nonconvertible Bonds - 0.5%
	Principal Amount
United Kingdom - 0.5%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	$ 1,300,000	591,500
9.25% 4/15/09 (c)	3,445,000	1,722,500
9.875% 2/1/10 (c)	8,915,000	5,304,425
Telewest PLC:
11% 10/1/07 (c)	17,191,000	10,830,330
yankee 9.625% 10/1/06 (c)	6,135,000	3,742,350
TOTAL NONCONVERTIBLE BONDS (Cost $17,557,107)		22,191,105
Money Market Funds - 12.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b)	334,728,124	$ 334,728,124
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	201,149,225	201,149,225
TOTAL MONEY MARKET FUNDS (Cost $535,877,349)		535,877,349
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $3,934,104,944)	4,318,348,317
NET OTHER ASSETS - (3.8)%	(156,237,787)
NET ASSETS - 100%	$ 4,162,110,530
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,709,656,890 and $1,464,029,279, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,039 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $696,627,000 of which $375,007,000 and $321,620,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $187,678,501) (cost $3,934,104,944) - See accompanying schedule		$ 4,318,348,317
Foreign currency held at value (cost $23,044,176)		23,026,211
Receivable for investments sold		18,858,387
Receivable for fund shares sold		6,885,354
Dividends receivable		11,376,932
Interest receivable		229,783
Prepaid expenses		11,358
Other affiliated receivables		21,352
Other receivables		823,735
Total assets		4,379,581,429

Liabilities
Payable for investments purchased	$ 702,887
Payable for fund shares redeemed	8,819,065
Accrued management fee	2,381,461
Other affiliated payables	1,198,094
Other payables and accrued expenses	3,220,167
Collateral on securities loaned, at value	201,149,225
Total liabilities		217,470,899

Net Assets		$ 4,162,110,530
Net Assets consist of:
Paid in capital		$ 4,325,804,286
Distributions in excess of net investment income		(1,448,366)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(543,410,495)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		381,165,105
Net Assets, for 130,413,602 shares outstanding		$ 4,162,110,530
Net Asset Value, offering price and redemption price per share ($4,162,110,530 ÷ 130,413,602 shares)		$ 31.91

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 30,915,002
Interest		1,275,305
Security lending		583,600
		32,773,907
Less foreign taxes withheld		(3,523,634)
Total income		29,250,273

Expenses
Management fee Basic fee	$ 14,638,909
Performance adjustment	(265,236)
Transfer agent fees	5,835,889
Accounting and security lending fees	735,938
Non-interested trustees' compensation	11,816
Appreciation in deferred trustee compensation account	13,365
Custodian fees and expenses	736,067
Registration fees	71,641
Audit	54,401
Legal	5,950
Miscellaneous	22,402
Total expenses before reductions	21,861,142
Expense reductions	(896,925)	20,964,217
Net investment income (loss)		8,286,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $316,602)	209,843,526
Foreign currency transactions	480,905
Total net realized gain (loss)		210,324,431
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $(859,805))	155,015,522
Assets and liabilities in foreign currencies	(489,842)
Total change in net unrealized appreciation (depreciation)		154,525,680
Net gain (loss)		364,850,111
Net increase (decrease) in net assets resulting from operations		$ 373,136,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,286,056	$ 22,240,917
Net realized gain (loss)	210,324,431	255,285,774
Change in net unrealized appreciation (depreciation)	154,525,680	574,788,463
Net increase (decrease) in net assets resulting from operations	373,136,167	852,315,154
Distributions to shareholders from net investment income	(36,930,233)	(11,619,951)
Share transactions Net proceeds from sales of shares	714,565,603	809,756,739
Reinvestment of distributions	36,240,256	11,360,177
Cost of shares redeemed	(425,482,690)	(1,023,806,660)
Net increase (decrease) in net assets resulting from share transactions	325,323,169	(202,689,744)
Redemption fees	187,334	287,198
Total increase (decrease) in net assets	661,716,437	638,292,657

Net Assets
Beginning of period	3,500,394,093	2,862,101,436
End of period (including distributions in excess of net investment income of $1,448,366 and undistributed net investment income of $27,195,811, respectively)	$ 4,162,110,530	$ 3,500,394,093
Other Information Shares
Sold	22,581,043	34,162,410
Issued in reinvestment of distributions	1,212,454	499,568
Redeemed	(13,314,385)	(42,842,235)
Net increase (decrease)	10,479,112	(8,180,257)

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 29.19	$ 22.34	$ 25.98	$ 40.72	$ 42.84	$ 33.95
Income from Investment Operations
Net investment income (loss) D	.07	.18	.11	.20	.25 E	.32
Net realized and unrealized gain (loss)	2.95	6.76	(3.75)	(9.96)	.71	9.28
Total from investment operations	3.02	6.94	(3.64)	(9.76)	.96	9.60
Distributions from net investment income	(.30)	(.09)	-	(.86)	(.45)	(.20)
Distributions from net realized gain	-	-	-	(4.12)	(2.63)	(.51)
Total distributions	(.30)	(.09)	-	(4.98)	(3.08)	(.71)
Redemption fees added to paid in capital D	-G	-G	-G	-G	-G	-
Net asset value, end of period	$ 31.91	$ 29.19	$ 22.34	$ 25.98	$ 40.72	$ 42.84
Total Return B,C	10.42%	31.18%	(14.01)%	(27.21)%	1.78%	28.77%
Ratios to Average Net Assets F
Expenses before expense reductions	1.08% A	1.04%	1.21%	1.18%	1.19%	1.27%
Expenses net of voluntary waivers, if any	1.08% A	1.04%	1.21%	1.18%	1.19%	1.27%
Expenses net of all reductions	1.04% A	1.00%	1.16%	1.12%	1.16%	1.23%
Net investment income (loss)	.41% A	.75%	.42%	.63%	.55%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,162,111	$ 3,500,394	$ 2,862,101	$ 3,392,740	$ 4,858,872	$ 4,482,044
Portfolio turnover rate	79% A	104%	72%	95%	132%	85%
A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.08 per share. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
United States of America	58.9%
Japan	9.0%
United Kingdom	6.4%
France	3.7%
Germany	3.7%
Korea (South)	3.1%
Netherlands	2.9%
Switzerland	2.2%
Canada	2.2%
Other	7.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
United States of America	60.3%
Japan	7.8%
United Kingdom	7.0%
Germany	4.5%
France	3.1%
Netherlands	3.0%
Switzerland	2.0%
Canada	1.7%
Korea (South)	1.5%
Other	9.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.1	96.9
Bonds	0.5	0.5
Short-Term Investments and Net Other Assets	7.4	2.6
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp. (United States of America, Software)	2.2	1.8
General Electric Co. (United States of America, Industrial Conglomerates)	1.9	1.3
American International Group, Inc. (United States of America, Insurance)	1.8	1.4
Pfizer, Inc. (United States of America, Pharmaceuticals)	1.5	1.1
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.5	1.3
Tyco International Ltd. (United States of America, Industrial Conglomerates)	1.3	1.4
Johnson & Johnson (United States of America, Pharmaceuticals)	1.1	0.9
Procter & Gamble Co. (United States of America, Household Products)	1.0	1.0
LG Electronics, Inc. (Korea (South), Household Durables)	1.0	0.0
UFJ Holdings, Inc. (Japan, Commercial Banks)	1.0	0.1
	14.3
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	23.3
Information Technology	15.0	18.2
Consumer Discretionary	12.2	11.5
Health Care	10.5	10.8
Industrials	9.1	9.2
Energy	7.8	6.6
Consumer Staples	6.7	6.8
Telecommunication Services	4.8	5.0
Materials	4.6	4.5
Utilities	1.3	1.5

Semiannual Report

Worldwide

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value (Note 1)
Australia - 0.9%
CSL Ltd.	229,830	$ 3,662,857
Newcrest Mining Ltd.	51,404	423,360
News Corp. Ltd. ADR	133,700	4,888,072
TOTAL AUSTRALIA		8,974,289
Belgium - 0.3%
Fortis	134,200	2,919,856
Bermuda - 0.4%
ACE Ltd.	80,000	3,507,200
Golar LNG Ltd. (a)	18,200	235,301
TOTAL BERMUDA		3,742,501
Brazil - 0.0%
Petroleo Brasileiro SA Petrobras sponsored ADR	9,800	283,220
Canada - 2.2%
Agnico-Eagle Mines Ltd.	34,000	412,993
Bombardier, Inc. Class B (sub. vtg.)	297,300	1,309,243
Canadian Natural Resources Ltd.	50,100	2,754,212
Celestica, Inc. (sub. vtg.) (a)	15,000	264,336
EnCana Corp.	183,700	7,205,760
Kinross Gold Corp. (a)(e)	87,700	485,961
Kinross Gold Corp. (a)	339,400	1,880,675
Meridian Gold, Inc. (a)	40,900	411,222
Petro-Canada	30,700	1,356,884
Precision Drilling Corp. (a)	32,000	1,522,365
Talisman Energy, Inc.	78,200	4,445,521
Wheaton River Minerals Ltd. (a)	174,400	446,315
TOTAL CANADA		22,495,487
Cayman Islands - 0.2%
Ctrip.com International Ltd. ADR	6,200	178,932
GlobalSantaFe Corp.	85,000	2,241,450
TOTAL CAYMAN ISLANDS		2,420,382
China - 0.2%
Byd Co. Ltd. (H Shares)	268,000	797,138
Global Bio-Chem Technology Group Co. Ltd.	1,698,000	1,240,862
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	212,250	0
People's Food Holdings Ltd.	583,000	452,150
TOTAL CHINA		2,490,150
Denmark - 0.4%
Coloplast AS Series B	16,600	1,563,491
Danske Bank AS	36,950	829,889
Novo Nordisk AS Series B	28,700	1,363,124
TOTAL DENMARK		3,756,504
Finland - 0.2%
Nokia Corp. sponsored ADR	156,000	2,185,560
France - 3.7%
Alcatel SA sponsored ADR (a)	233,600	3,424,576

	Shares	Value (Note 1)
Assurances Generales France SA (Bearer)	13,100	$ 799,666
AXA SA	143,600	2,956,724
BNP Paribas SA	80,320	4,821,193
Business Objects SA sponsored ADR (a)	24,900	546,057
CNP Assurances	7,300	432,933
Dassault Systemes SA	17,800	726,370
France Telecom SA sponsored ADR	80,000	1,916,000
L'Oreal SA	35,800	2,697,906
Pernod-Ricard	29,100	3,671,254
Peugeot Citroen SA	19,400	1,041,758
Television Francaise 1 SA	17,900	552,663
Total SA Series B	52,424	9,658,598
Vivendi Universal SA sponsored ADR (a)	182,600	4,513,872
TOTAL FRANCE		37,759,570
Germany - 3.1%
Adidas-Salomon AG	19,300	2,227,702
Allianz AG (Reg.)	88,000	9,275,200
Altana AG sponsored ADR	2,500	158,650
BASF AG	33,900	1,755,003
Deutsche Bank AG (NY Shares)	20,400	1,673,412
Deutsche Boerse AG	60,430	3,321,766
Deutsche Telekom AG sponsored ADR (a)	134,200	2,292,136
E.ON AG	15,004	997,016
Fresenius Medical Care AG	46,200	3,217,071
Infineon Technologies AG sponsored ADR (a)	213,000	2,688,060
Merck KGaA	13,500	722,670
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	13,100	1,415,856
RWE AG	33,174	1,439,194
TOTAL GERMANY		31,183,736
Greece - 0.1%
Cosmote Mobile Telecommunications SA	80,200	1,287,574
Hong Kong - 0.5%
Esprit Holdings Ltd.	110,500	453,339
Hong Kong Exchanges & Clearing Ltd.	550,000	1,100,014
Hutchison Whampoa Ltd.	200,000	1,346,171
Techtronic Industries Co. Ltd.	370,000	991,423
Television Broadcasts Ltd.	158,000	737,343
TOTAL HONG KONG		4,628,290
India - 1.1%
Cipla Ltd.	36,600	1,126,065
Dr. Reddy's Laboratories Ltd.	31,000	606,128
Housing Development Finance Corp. Ltd.	182,000	2,434,306
I-Flex Solutions Ltd.	118,343	1,408,966
Infosys Technologies Ltd.	22,540	2,608,776
Reliance Industries Ltd. (a)	94,900	1,123,350
Common Stocks - continued
	Shares	Value (Note 1)
India - continued
Satyam Computer Services Ltd.	196,600	$ 1,418,464
State Bank of India	55,300	799,096
TOTAL INDIA		11,525,151
Indonesia - 0.0%
PT Bank Mandiri Persero Tbk	2,897,500	478,352
Italy - 0.2%
ENI Spa	81,050	1,651,475
Japan - 9.0%
Advantest Corp.	20,800	1,550,586
Aeon Credit Service Ltd.	17,300	1,077,543
Asahi Glass Co. Ltd.	70,000	726,460
Canon, Inc.	48,000	2,510,880
Daiwa Securities Group, Inc.	188,000	1,386,457
FamilyMart Co. Ltd.	48,200	1,357,616
Ito Yokado Ltd.	141,000	5,750,458
JAFCO Co. Ltd.	36,200	2,894,821
KDDI Corp.	1,391	8,169,570
Kyocera Corp.	24,100	2,001,746
Millea Holdings, Inc.	99	1,381,037
Mizuho Financial Group, Inc. (a)	1,039	4,818,997
Murata Manufacturing Co. Ltd.	49,900	3,210,035
Nichicon Corp.	115,000	1,310,977
Nikko Cordial Corp.	1,156,000	6,450,421
Nippon System Development Co. Ltd.	41,900	895,364
Nitto Denko Corp.	53,000	2,886,735
Nomura Holdings, Inc.	339,000	5,552,820
Nomura Research Institute Ltd.	8,300	841,462
Oriental Land Co. Ltd.	12,000	763,422
ORIX Corp.	26,000	2,702,899
Rohm Co. Ltd.	15,700	1,920,898
Seiyu Ltd. (a)	134,000	471,488
SMC Corp.	12,000	1,348,784
Softbank Corp.	38,000	1,688,201
Sumitomo Electric Industries Ltd.	245,000	2,220,429
Sumitomo Mitsui Financial Group, Inc.	859	6,365,460
TDK Corp.	17,800	1,246,283
Tokyo Electron Ltd.	98,300	5,869,396
Toyota Motor Corp.	69,300	2,536,726
UFJ Holdings, Inc. (a)	1,618	9,819,058
TOTAL JAPAN		91,727,029
Korea (South) - 3.1%
Honam Petrochemical Corp.	14,750	549,346
Kookmin Bank (a)	38,470	1,436,048
LG Electronics, Inc.	162,630	9,868,548
Samsung Electro-Mechanics Co. Ltd. (a)	75,280	2,835,793
Samsung Electronics Co. Ltd.	31,660	15,029,299
Shinhan Financial Group Co. Ltd.	97,040	1,691,285
TOTAL KOREA (SOUTH)		31,410,319

	Shares	Value (Note 1)
Liberia - 0.1%
Royal Caribbean Cruises Ltd.	25,000	$ 1,013,250
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	896,200	806,580
Netherlands - 2.9%
Aegon NV	82,300	1,076,752
ASML Holding NV (NY Shares) (a)	448,700	6,977,285
Chicago Bridge & Iron Co. NV	75,000	2,156,250
EADS NV	21,900	553,630
ING Groep NV (Certificaten Van Aandelen)	224,000	4,753,280
Koninklijke Ahold NV (a)	96,500	743,050
Koninklijke Philips Electronics NV	41,000	1,099,210
Unilever NV (NY Shares)	132,800	8,755,504
VNU NV	81,200	2,270,649
Wolters Kluwer NV (Certificaten Van Aandelen)	100,900	1,698,480
TOTAL NETHERLANDS		30,084,090
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	18,000	389,520
Portugal - 0.2%
Portugal Telecom SGPS SA sponsored ADR	182,100	1,972,143
Russia - 0.4%
JSC MMC 'Norilsk Nickel' sponsored ADR	13,600	806,480
Lukoil Oil Co. sponsored ADR	6,000	654,000
OAO Gazprom sponsored ADR	21,000	648,900
YUKOS Corp. sponsored ADR	47,277	2,103,827
TOTAL RUSSIA		4,213,207
Singapore - 0.1%
Flextronics International Ltd. (a)	33,000	531,300
South Africa - 0.2%
Harmony Gold Mining Co. Ltd. sponsored ADR	77,300	853,392
MTN Group Ltd. (a)	323,494	1,345,753
TOTAL SOUTH AFRICA		2,199,145
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	75,800	998,286
Banco Santander Central Hispano SA	197,300	2,095,326
Telefonica SA	14,900	219,179
Telefonica SA sponsored ADR	77,000	3,398,010
TOTAL SPAIN		6,710,801
Sweden - 0.7%
Skandia Foersaekrings AB	177,800	698,012
Skandinaviska Enskilda Banken AB (A Shares)	60,200	874,439
Telefonaktiebolaget LM Ericsson ADR (a)	209,600	5,590,032
TOTAL SWEDEN		7,162,483
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - 2.2%
Actelion Ltd. (Reg.) (a)	7,904	$ 867,884
Adecco SA	31,660	1,408,237
Alcon, Inc.	18,300	1,358,775
Compagnie Financiere Richemont unit	37,090	954,806
Credit Suisse Group (Reg.)	100,445	3,511,557
Novartis AG sponsored ADR	87,600	3,924,480
Roche Holding AG (participation certificate)	32,682	3,430,916
UBS AG (NY Shares)	63,220	4,475,976
Zurich Financial Services AG	18,590	2,941,683
TOTAL SWITZERLAND		22,874,314
Taiwan - 0.9%
High Tech Computer Corp.	67,000	290,515
Hon Hai Precision Industries Co. Ltd.	512,000	2,019,633
Quanta Computer, Inc.	313,000	659,741
Taishin Financial Holdings Co. Ltd.	572,000	501,210
United Microelectronics Corp. (a)	3,881,000	3,482,499
Yageo Corp. (a)	3,714,000	2,024,191
TOTAL TAIWAN		8,977,789
United Kingdom - 5.9%
3i Group PLC	333,000	3,569,503
Abbey National PLC	158,500	1,274,953
AstraZeneca PLC sponsored ADR	85,100	4,072,035
Aviva PLC	74,200	726,778
BHP Billiton PLC	172,500	1,381,434
British Sky Broadcasting Group PLC (BSkyB)	71,700	848,867
Centrica PLC	463,600	1,800,699
Dixons Group PLC	1,529,000	4,219,737
Enterprise Inns PLC	45,600	494,471
Hilton Group PLC	465,200	2,055,003
HSBC Holdings PLC sponsored ADR	13,200	951,720
ITV PLC	617,831	1,356,385
Kesa Electricals PLC	328,444	1,646,481
London Stock Exchange PLC	282,800	1,753,234
Man Group PLC	162,900	4,888,097
mmO2 PLC (a)	593,400	1,054,858
Prudential PLC	148,800	1,171,798
Reckitt Benckiser PLC	48,300	1,258,715
Reuters Group PLC	207,200	1,373,867
Rio Tinto PLC (Reg.)	75,381	1,688,534
Shire Pharmaceuticals Group PLC sponsored ADR (a)	96,800	2,686,200
Smith & Nephew PLC	291,000	3,113,700
Unilever PLC sponsored ADR	130,200	5,008,794
Vodafone Group PLC sponsored ADR	331,000	8,122,740
William Hill PLC	95,200	907,085
Xstrata PLC	86,200	972,266
Yell Group PLC	332,800	1,878,336
TOTAL UNITED KINGDOM		60,276,290

	Shares	Value (Note 1)
United States of America - 51.5%
3M Co.	40,000	$ 3,459,200
AES Corp. (a)	160,000	1,387,200
Affiliated Computer Services, Inc. Class A (a)	20,000	970,000
AFLAC, Inc.	50,400	2,128,392
Agere Systems, Inc. Class B (a)	150,000	325,500
AirTran Holdings, Inc. (a)	90,000	1,098,900
Alcoa, Inc.	25,000	768,750
Alkermes, Inc. (a)	40,000	613,200
AMBAC Financial Group, Inc.	36,700	2,532,300
Amerada Hess Corp.	25,000	1,778,250
American International Group, Inc.	255,000	18,270,750
Amkor Technology, Inc. (a)	40,000	323,200
Amphenol Corp. Class A (a)	30,000	948,300
Analog Devices, Inc.	45,800	1,951,080
Anheuser-Busch Companies, Inc.	30,400	1,557,696
Apartment Investment & Management Co. Class A	85,000	2,394,450
Avery Dennison Corp.	35,000	2,248,050
Baker Hughes, Inc.	35,000	1,283,800
Bank of America Corp.	110,487	8,893,099
Bank One Corp.	115,000	5,677,550
Banknorth Group, Inc.	20,000	612,600
Bausch & Lomb, Inc.	13,000	816,790
Baxter International, Inc.	175,000	5,538,750
BEA Systems, Inc. (a)	75,000	855,750
Bear Stearns Companies, Inc.	28,000	2,243,920
BearingPoint, Inc. (a)	80,000	801,600
Bemis Co., Inc.	30,000	810,300
BioMarin Pharmaceutical, Inc. (a)	75,000	519,000
Boeing Co.	65,000	2,774,850
Bowater, Inc.	50,400	2,114,280
Burlington Resources, Inc.	15,000	1,009,050
Cablevision Systems Corp. - NY Group Class A (a)	100,000	2,183,000
Cabot Microelectronics Corp. (a)	5,000	147,650
Caesars Entertainment, Inc. (a)	50,000	662,500
Calpine Corp. (a)	150,000	651,000
Capital One Financial Corp.	20,000	1,310,600
Cendant Corp.	185,000	4,380,800
Cephalon, Inc. (a)	35,000	1,991,850
ChevronTexaco Corp.	75,000	6,862,500
Cintas Corp.	45,800	2,059,168
Cisco Systems, Inc. (a)	125,000	2,608,750
CIT Group, Inc.	25,000	859,250
Citigroup, Inc.	185,000	8,896,650
Clear Channel Communications, Inc.	165,000	6,845,850
Clorox Co.	20,000	1,035,600
CNF, Inc.	30,000	1,096,800
Colgate-Palmolive Co.	15,000	868,200
ConocoPhillips	32,127	2,290,655
Covad Communications Group, Inc. (a)	300,000	600,000
Covance, Inc. (a)	20,000	674,800
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Crown Castle International Corp. (a)	104,200	$ 1,453,590
Dade Behring Holdings, Inc. (a)	29,300	1,347,800
Dell, Inc. (a)	95,000	3,297,450
Diebold, Inc.	11,000	506,990
Dow Chemical Co.	128,300	5,092,227
E*TRADE Group, Inc. (a)	100,000	1,136,000
E.I. du Pont de Nemours & Co.	75,000	3,221,250
Eastman Kodak Co.	35,000	902,650
EchoStar Communications Corp. Class A (a)	18,875	626,461
Ecolab, Inc.	45,800	1,364,840
Emmis Communications Corp. Class A (a)	70,000	1,638,000
Encore Acquisition Co. (a)	20,000	595,000
ENSCO International, Inc.	140,000	3,831,800
Entergy Corp.	20,000	1,092,000
Estee Lauder Companies, Inc. Class A	10,000	457,100
Expeditors International of Washington, Inc.	20,000	803,800
Exxon Mobil Corp.	135,000	5,744,250
Fannie Mae	35,000	2,405,200
Fifth Third Bancorp	45,000	2,414,700
FirstEnergy Corp.	45,000	1,759,500
Fluor Corp.	35,000	1,335,600
Forest Laboratories, Inc. (a)	20,000	1,289,600
FormFactor, Inc.	30,000	527,700
Fox Entertainment Group, Inc. Class A (a)	70,000	1,949,500
Freddie Mac	10,000	584,000
Freeport-McMoRan Copper & Gold, Inc. Class B	30,000	915,000
Gap, Inc.	140,000	3,081,400
Genentech, Inc. (a)	19,700	2,419,160
General Electric Co.	662,000	19,826,900
Giant Industries, Inc. (a)	35,000	644,700
Gillette Co.	85,000	3,478,200
Goodrich Corp.	25,000	719,750
Grant Prideco, Inc. (a)	40,000	610,000
Halliburton Co.	37,000	1,102,600
Harley-Davidson, Inc.	25,000	1,408,000
Hartford Financial Services Group, Inc.	22,900	1,398,732
HealthSouth Corp. (a)	325,000	1,397,500
Hewlett-Packard Co.	50,000	985,000
Home Depot, Inc.	245,000	8,621,550
Honeywell International, Inc.	235,000	8,126,300
IKON Office Solutions, Inc.	75,000	834,750
Intel Corp.	150,000	3,859,500
International Business Machines Corp.	85,000	7,494,450
Interstate Bakeries Corp.	82,500	932,250
J.P. Morgan Chase & Co.	90,000	3,384,000
Johnson & Johnson	205,000	11,076,150
Juniper Networks, Inc. (a)	20,000	437,600
Kohl's Corp. (a)	5,000	208,950
Lamar Advertising Co. Class A (a)	50,000	2,053,000

	Shares	Value (Note 1)
Leapfrog Enterprises, Inc. Class A (a)	40,000	$ 860,400
Lehman Brothers Holdings, Inc.	28,000	2,055,200
Liberty Media Corp. Class A (a)	150,000	1,641,000
Lincare Holdings, Inc. (a)	20,000	694,600
Lockheed Martin Corp.	35,000	1,669,500
Lucent Technologies, Inc. (a)	275,000	926,750
Lyondell Chemical Co.	175,000	2,861,250
Manitowoc Co., Inc.	20,000	608,200
Manufactured Home Communities, Inc.	12,000	375,600
Masco Corp.	125,000	3,501,250
Massey Energy Co.	75,000	1,756,500
MasTec, Inc. (a)	55,000	403,150
MBNA Corp.	25,000	609,500
McCormick & Co., Inc. (non-vtg.)	15,000	512,400
McDonald's Corp.	160,000	4,356,800
MedImmune, Inc. (a)	35,000	848,400
Medtronic, Inc.	40,000	2,018,400
Merck & Co., Inc.	125,000	5,875,000
Merrill Lynch & Co., Inc.	105,000	5,694,150
MetLife, Inc.	60,000	2,070,000
Microsoft Corp.	850,000	22,074,499
Millennium Chemicals, Inc.	65,000	1,064,050
Millennium Pharmaceuticals, Inc. (a)	55,000	824,450
Monster Worldwide, Inc. (a)	55,000	1,408,550
Morgan Stanley	119,200	6,125,688
Motorola, Inc.	150,000	2,737,500
National Commerce Financial Corp.	30,000	797,700
National Semiconductor Corp. (a)	30,000	1,223,700
National-Oilwell, Inc. (a)	56,100	1,566,312
New York Community Bancorp, Inc.	37,966	951,808
Newell Rubbermaid, Inc.	60,000	1,418,400
Newmont Mining Corp.	40,000	1,496,000
Nextel Communications, Inc. Class A (a)	100,800	2,405,088
Northrop Grumman Corp.	10,000	992,500
Novellus Systems, Inc. (a)	55,000	1,592,800
NTL, Inc. (a)	70,000	3,973,900
Nucor Corp.	50,400	2,993,760
Occidental Petroleum Corp.	30,000	1,416,000
Office Depot, Inc. (a)	80,000	1,400,800
Olin Corp.	96,400	1,664,828
Oracle Corp. (a)	300,000	3,366,000
Orbitz, Inc. Class A	40,000	1,018,000
Owens-Illinois, Inc. (a)	100,000	1,396,000
PacifiCare Health Systems, Inc. (a)	20,000	715,200
Packaging Corp. of America	40,000	879,200
PepsiCo, Inc.	75,000	4,086,750
PerkinElmer, Inc.	59,200	1,139,600
Pfizer, Inc.	425,001	15,198,036
PG&E Corp. (a)	50,000	1,376,000
PMC-Sierra, Inc. (a)	47,000	571,050
Pride International, Inc. (a)	146,700	2,474,829
Procter & Gamble Co.	95,000	10,046,250
Qwest Communications International, Inc. (a)	150,000	603,000
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Raytheon Co.	16,000	$ 516,160
Robert Half International, Inc. (a)	145,000	3,954,150
Rockwell Automation, Inc.	17,000	555,730
Safeway, Inc. (a)	85,000	1,950,750
Saks, Inc.	62,500	900,000
SBC Communications, Inc.	325,000	8,092,500
Schering-Plough Corp.	275,000	4,600,750
Scientific-Atlanta, Inc.	15,000	485,850
Sealed Air Corp. (a)	15,000	736,200
Siebel Systems, Inc. (a)	50,000	514,000
Six Flags, Inc. (a)	50,000	371,500
Smith International, Inc. (a)	35,700	1,954,575
Smurfit-Stone Container Corp. (a)	85,000	1,461,150
Solectron Corp. (a)	85,000	416,500
Sonic Automotive, Inc. Class A	30,000	747,000
Southwest Airlines Co.	175,000	2,499,000
Sovereign Bancorp, Inc.	50,000	999,000
Spirit Finance Corp. (e)	25,000	250,000
SPX Corp.	35,000	1,552,250
St. Jude Medical, Inc. (a)	27,500	2,097,150
St. Paul Companies, Inc.	12	488
Synthes-Stratec, Inc.	2,222	2,416,672
Take-Two Interactive Software, Inc. (a)	25,000	722,250
Tenet Healthcare Corp. (a)	50,000	588,000
Texas Instruments, Inc.	80,000	2,008,000
The Coca-Cola Co.	100,000	5,057,000
The DIRECTV Group, Inc. (a)	85,000	1,521,500
Thermo Electron Corp. (a)	45,800	1,337,360
Time Warner, Inc. (a)	245,000	4,120,900
Toys 'R' Us, Inc. (a)	110,000	1,699,500
Transocean, Inc. (a)	85,000	2,360,450
TRW Automotive Holdings Corp.	26,000	545,480
TXU Corp.	65,000	2,219,100
Tyco International Ltd.	500,000	13,725,000
United Defense Industries, Inc. (a)	20,000	693,000
UnitedHealth Group, Inc.	70,000	4,303,600
UnumProvident Corp.	110,000	1,710,500
Valero Energy Corp.	15,000	956,400
Varco International, Inc. (a)	50,000	1,034,500
Verizon Communications, Inc.	130,000	4,906,200
Viacom, Inc. Class B (non-vtg.)	128,300	4,958,795
W.W. Grainger, Inc.	20,000	1,048,000
Wachovia Corp.	30,009	1,372,912
Wal-Mart Stores, Inc.	160,000	9,120,000
Walt Disney Co.	140,000	3,224,200
Waste Management, Inc.	75,000	2,130,000
Waters Corp. (a)	120,000	5,178,000
Weatherford International Ltd. (a)	129,999	5,652,357
Weight Watchers International, Inc. (a)	20,000	780,000
Western Digital Corp. (a)	110,000	888,800
Weyerhaeuser Co.	10,000	592,000

	Shares	Value (Note 1)
Wyeth	50,000	$ 1,903,500
Xerox Corp. (a)	65,000	872,950
XL Capital Ltd. Class A	25,000	1,908,750
XM Satellite Radio Holdings, Inc. Class A (a)	25,000	599,000
Yahoo!, Inc. (a)	90,000	4,541,400
TOTAL UNITED STATES OF AMERICA		524,811,707
TOTAL COMMON STOCKS (Cost $864,178,252)		932,942,064
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
ITV PLC (a)	58,481	81,088
Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Fresenius Medical Care AG	61,000	2,910,940
Porsche AG (non-vtg.)	4,550	2,821,185
TOTAL GERMANY		5,732,125
TOTAL PREFERRED STOCKS (Cost $4,568,436)		5,813,213
Nonconvertible Bonds - 0.5%
	Principal Amount
United Kingdom - 0.5%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	$ 315,000	143,325
9.25% 4/15/09 (c)	840,000	420,000
9.875% 2/1/10 (c)	2,170,000	1,291,150
Telewest PLC:
11% 10/1/07 (c)	4,180,000	2,633,400
yankee 9.625% 10/1/06 (c)	1,490,000	908,900
TOTAL NONCONVERTIBLE BONDS (Cost $4,269,644)		5,396,775
Money Market Funds - 8.4%
Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b)	68,142,758	$ 68,142,758
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	17,501,209	17,501,209
TOTAL MONEY MARKET FUNDS (Cost $85,643,967)		85,643,967
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $958,660,299)	1,029,796,019
NET OTHER ASSETS - (1.0)%	(9,916,890)
NET ASSETS - 100%	$ 1,019,879,129
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $735,961 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $541,983,943 and $488,836,318.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,973 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $69,570,000 of which $21,694,000 and $47,876,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,483,985) (cost $958,660,299) - See accompanying schedule		$ 1,029,796,019
Cash		124,097
Foreign currency held at value (cost $6,002,472)		5,989,057
Receivable for investments sold		11,719,262
Receivable for fund shares sold		1,265,104
Dividends receivable		1,676,038
Interest receivable		57,567
Prepaid expenses		2,792
Other affiliated receivables		1,975
Other receivables		169,213
Total assets		1,050,801,124

Liabilities
Payable for investments purchased	$ 9,925,374
Payable for fund shares redeemed	2,123,380
Accrued management fee	765,757
Other affiliated payables	279,089
Other payables and accrued expenses	327,186
Collateral on securities loaned, at value	17,501,209
Total liabilities		30,921,995

Net Assets		$ 1,019,879,129
Net Assets consist of:
Paid in capital		$ 963,700,822
Undistributed net investment income		293,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,962,789)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,847,498
Net Assets, for 62,126,871 shares outstanding		$ 1,019,879,129
Net Asset Value, offering price and redemption price per share ($1,019,879,129 ÷ 62,126,871 shares)		$ 16.42

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 6,975,382
Interest		254,431
Security lending		80,232
		7,310,045
Less foreign taxes withheld		(367,969)
Total income		6,942,076

Expenses
Management fee Basic fee	$ 3,562,430
Performance adjustment	764,729
Transfer agent fees	1,364,996
Accounting and security lending fees	233,110
Non-interested trustees' compensation	3,200
Custodian fees and expenses	108,328
Registration fees	37,393
Audit	30,226
Legal	1,443
Miscellaneous	7,345
Total expenses before reductions	6,113,200
Expense reductions	(264,530)	5,848,670
Net investment income (loss)		1,093,406
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $65,064)	65,205,122
Foreign currency transactions	154,493
Total net realized gain (loss)		65,359,615
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $140,364)	(536,714)
Assets and liabilities in foreign currencies	(137,507)
Total change in net unrealized appreciation (depreciation)		(674,221)
Net gain (loss)		64,685,394
Net increase (decrease) in net assets resulting from operations		$ 65,778,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,093,406	$ 1,942,714
Net realized gain (loss)	65,359,615	47,546,772
Change in net unrealized appreciation (depreciation)	(674,221)	133,184,486
Net increase (decrease) in net assets resulting from operations	65,778,800	182,673,972
Distributions to shareholders from net investment income	(4,009,737)	(1,083,362)
Share transactions Net proceeds from sales of shares	214,822,281	215,146,230
Reinvestment of distributions	3,842,365	1,031,556
Cost of shares redeemed	(109,674,013)	(196,517,438)
Net increase (decrease) in net assets resulting from share transactions	108,990,633	19,660,348
Redemption fees	32,365	46,732
Total increase (decrease) in net assets	170,792,061	201,297,690

Net Assets
Beginning of period	849,087,068	647,789,378
End of period (including undistributed net investment income of $293,598 and undistributed net investment income of $3,209,929, respectively)	$ 1,019,879,129	$ 849,087,068
Other Information Shares
Sold	13,040,253	16,234,019
Issued in reinvestment of distributions	243,496	86,178
Redeemed	(6,641,324)	(15,211,099)
Net increase (decrease)	6,642,425	1,109,098

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.30	$ 11.91	$ 13.48	$ 19.07	$ 18.87	$ 15.59
Income from Investment Operations
Net investment income (loss)D	.02	.04	.03	.04	.09	.08
Net realized and unrealized gain (loss)	1.17	3.37	(1.60)	(2.98)	1.73	3.74
Total from investment operations	1.19	3.41	(1.57)	(2.94)	1.82	3.82
Distributions from net investment income	(.07)	(.02)	-	(.40)	(.10)	(.10)
Distributions from net realized gain	-	-	-	(2.25)	(1.52)	(.44)
Total distributions	(.07)	(.02)	-	(2.65)	(1.62)	(.54)
Redemption fees added to paid in capitalD	-F	-F	-F	-F	-F	-
Net asset value, end of period	$ 16.42	$ 15.30	$ 11.91	$ 13.48	$ 19.07	$ 18.87
Total ReturnB,C	7.80%	28.68%	(11.65)%	(17.21)%	9.80%	25.18%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.24%A	1.31%	1.24%	1.12%	1.09%	1.12%
Expenses net of voluntary waivers, if any	1.24%A	1.31%	1.24%	1.12%	1.09%	1.12%
Expenses net of all reductions	1.19%A	1.28%	1.20%	1.05%	1.04%	1.07%
Net investment income (loss)	.22%A	.28%	.19%	.29%	.48%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,019,879	$ 849,087	$ 647,789	$ 742,294	$ 984,038	$ 980,835
Portfolio turnover rate	106%A	106%	120%	152%	235%	164%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Global Balanced Fund, Fidelity International Growth & Income Fund, Fidelity Diversified International Fund, Fidelity Aggressive International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Certain funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The funds estimate the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Overseas and Diversified International, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Balanced	$ 112,829,086	$ 20,174,614	$ (1,814,603)	$ 18,360,011
International Growth & Income	1,682,534,212	268,760,089	(75,880,849)	192,879,240
Diversified International	14,129,044,163	3,326,737,356	(303,753,539)	3,022,983,817
Aggressive International	670,993,543	67,929,058	(25,816,200)	42,112,858
Overseas	3,976,618,629	590,820,219	(249,090,531)	341,729,688
Worldwide	967,952,821	108,161,014	(46,317,816)	61,843,198

Short-Term Trading (Redemption) Fees. Shares held in each fund less than 30 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Diversified International, Aggressive International, Overseas and Worldwide is subject to a performance adjustment (up to a maximum ±.20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. Worldwide's performance adjustment took effect in March 2002. Subsequent months will be added until the performance period includes 36 months. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Global Balanced	.45%	.28%	.73%
International Growth & Income	.45%	.28%	.72%
Diversified International	.45%	.28%	.83%
Aggressive International	.45%	.28%	.83%
Overseas	.45%	.28%	.71%
Worldwide	.45%	.28%	.88%

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, receives a 1% deferred sales charge upon redemption of the fund shares of International Growth & Income purchased prior to October 12, 1990. For the period, FDC retained $1,296 from International Growth & Income.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Global Balanced	.26%	|
International Growth & Income	.26%
Diversified International	.26%
Aggressive International	.28%
Overseas	.29%
Worldwide	.28%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Global Balanced	$ 62,101
International Growth & Income	287,821
Diversified International	3,343,961
Aggressive International	257,576
Overseas	1,269,778
Worldwide	250,474

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Global Balanced	$ 5,247	$ 6,004	$ 115
International Growth & Income	263,966	258	5,881
Diversified International	3,063,807	1,397	65,010
Aggressive International	253,547	43	-
Overseas	878,178	883	17,864
Worldwide	261,066	1,042	2,422

8. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Aggressive International	-	1	10%

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA

Global Balanced Fund

JPMorgan Chase Bank
New York, NY

Aggressive International Fund, Diversified International Fund, International Growth & Income Fund, Overseas Fund, Worldwide Fund

Fidelity's International Equity Funds

Aggressive International Fund

Canada Fund

China Region Fund

Diversified International Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

International Growth & Income Fund

International Small Cap Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Southeast Asia Fund

Worldwide Fund

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Semiannual Report

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Funds®

Fidelity® Canada Fund

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Fidelity Japan Fund

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Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Fidelity Southeast Asia Fund

Semiannual Report

April 30, 2004

Canada Fund	3 4 7	Investment Changes Investments Financial Statements
China Region Fund	9 10 13	Investment Changes Investments Financial Statements
Emerging Markets Fund	15 16 19	Investment Changes Investments Financial Statements
Europe Fund	21 22 24	Investment Changes Investments Financial Statements
Europe Capital Appreciation Fund	26 27 30	Investment Changes Investments Financial Statements
Japan Fund	32 33 36	Investment Changes Investments Financial Statements
Japan Smaller Companies Fund	38 39 44	Investment Changes Investments Financial Statements
Latin America Fund	46 47 49	Investment Changes Investments Financial Statements
Nordic Fund	51 52 54	Investment Changes Investments Financial Statements
Pacific Basin Fund	56 57 60	Investment Changes Investments Financial Statements
Southeast Asia Fund	62 63 66	Investment Changes Investments Financial Statements
Notes to Financial Statements	68	Notes to the Financial Statements

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank. For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Canada

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Canada	98.9%
United States of America	1.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Canada	95.9%
United States of America	4.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	97.1
Short-Term Investments and Net Other Assets	1.0	2.9
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Canadian Imperial Bank of Commerce (Commercial Banks)	5.3	4.3
Toronto-Dominion Bank (Commercial Banks)	4.6	3.0
Bank of Montreal, Quebec (Commercial Banks)	4.0	2.0
EnCana Corp. (Oil & Gas)	3.2	2.8
Alcan, Inc. (Metals & Mining)	3.2	2.6
Bank of Nova Scotia (Commercial Banks)	2.9	4.8
National Bank of Canada (Commercial Banks)	2.6	2.3
Nortel Networks Corp. (Communications Equipment)	2.6	3.1
Sun Life Financial, Inc. (Insurance)	2.6	2.1
BCE, Inc. (Diversified Telecommunication Services)	2.5	4.1
	33.5
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.0	29.7
Energy	15.4	12.6
Materials	11.9	13.8
Information Technology	10.7	11.7
Industrials	7.8	8.2
Consumer Discretionary	7.7	7.0
Telecommunication Services	4.8	6.8
Consumer Staples	4.0	3.8
Utilities	2.1	2.3
Health Care	1.6	1.2

Semiannual Report

Canada

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.8%
Magna International, Inc. Class A	30,000	$ 2,379,571
Distributors - 0.2%
HIP Interactive Corp. (a)	280,000	561,409
Leisure Equipment & Products - 0.5%
Mega Bloks, Inc. (a)	110,000	1,604,025
Mega Bloks, Inc. (a)(c)	4,000	58,328
		1,662,353
Media - 5.1%
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	158,000	2,764,755
Astral Media, Inc. Class A (non-vtg.)	71,000	1,477,926
Chum Ltd. Class B (non-vtg.)	65,000	1,350,662
Cinram International, Inc.	45,000	757,574
Corus Entertainment, Inc. Class B	105,000	2,102,986
Quebecor, Inc. Class B (sub. vtg.) (a)	70,000	1,173,854
Rogers Communications, Inc. Class B (non-vtg.)	160,000	2,760,089
Thomson Corp.	19,000	604,681
Torstar Corp. Class B	50,000	1,020,743
Yellow Pages Income Fund	130,000	1,072,947
		15,086,217
Specialty Retail - 1.1%
RONA, Inc. (a)	148,000	3,194,050
TOTAL CONSUMER DISCRETIONARY		22,883,600
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	253,000	4,316,430
Jean Coutu Group, Inc. Class A	70,000	982,465
Loblaw Companies Ltd.	49,000	2,098,903
Shoppers Drug Mart Corp. (a)	155,000	3,435,529
		10,833,327
Food Products - 0.4%
Saputo, Inc.	46,000	1,073,238
TOTAL CONSUMER STAPLES		11,906,565
ENERGY - 15.4%
Energy Equipment & Services - 4.2%
CCS Income Trust	100,000	2,177,099
CHC Helicopter Corp. Class A (sub. vtg.)	120,000	3,368,452
Ensign Resource Service Group, Inc.	10,100	166,940
Pason Systems, Inc.	84,000	1,965,951
Precision Drilling Corp. (a)	48,000	2,283,548
Savanna Energy Services Corp. (a)	151,700	1,205,592
Savanna Energy Services Corp. (a)(c)	3,800	30,199
Trican Well Service Ltd. (a)	43,600	1,192,082
		12,389,863

	Shares	Value (Note 1)
Oil & Gas - 11.2%
Canadian Natural Resources Ltd.	22,000	$ 1,209,435
EnCana Corp.	245,016	9,610,923
Penn West Petroleum Ltd.	76,000	3,407,823
Petro-Canada	157,000	6,939,113
PetroKazakhstan, Inc. (c)	7,000	189,960
PetroKazakhstan, Inc. Class A	67,000	1,818,191
Progress Energy Ltd. (a)	215,000	2,218,111
Suncor Energy, Inc.	30,000	715,249
Talisman Energy, Inc.	120,000	6,821,771
Thunder Energy, Inc. (a)	100,000	576,720
		33,507,296
TOTAL ENERGY		45,897,159
FINANCIALS - 33.0%
Capital Markets - 1.8%
C.I. Fund Management, Inc.	115,000	1,362,510
GMP Capital Corp.	185,000	2,542,561
GMP Capital Corp. (c)	5,700	78,338
Investors Group, Inc.	52,000	1,311,421
		5,294,830
Commercial Banks - 21.5%
Bank of Montreal, Quebec	320,000	12,108,928
Bank of Nova Scotia	340,000	8,713,499
Canadian Imperial Bank of Commerce	320,700	15,710,568
National Bank of Canada	240,000	7,783,311
Royal Bank of Canada	140,000	6,221,428
Toronto-Dominion Bank	420,000	13,620,794
		64,158,528
Diversified Financial Services - 2.7%
Power Corp. of Canada (sub. vtg.)	165,000	6,526,375
TSX Group, Inc.	40,000	1,458,204
		7,984,579
Insurance - 6.3%
Great-West Lifeco, Inc.	120,000	4,406,110
Industrial Alliance Life Insurance Co.	54,000	1,746,127
Manulife Financial Corp.	130,000	4,806,460
Sun Life Financial, Inc.	291,151	7,716,335
		18,675,032
Thrifts & Mortgage Finance - 0.7%
Home Capital Group, Inc. Class B (sub. vtg.)	130,000	2,217,929
TOTAL FINANCIALS		98,330,898
HEALTH CARE - 1.6%
Biotechnology - 1.6%
Angiotech Pharmaceuticals, Inc. (a)	229,300	4,824,905
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.5%
Bombardier, Inc. Class B (sub. vtg.)	717,000	$ 3,157,508
CAE, Inc.	300,000	1,246,765
		4,404,273
Airlines - 1.6%
Transat A.T., Inc. (a)	255,000	2,965,441
WestJet Airlines Ltd. (a)	99,000	1,681,820
		4,647,261
Commercial Services & Supplies - 0.4%
MacDonald Dettwiler & Associates Ltd. (a)	65,000	1,276,731
Marine - 0.4%
CP Ships Ltd.	73,000	1,132,084
Road & Rail - 3.2%
Canadian National Railway Co.	176,150	6,639,900
Mullen Transportation, Inc.	55,000	1,774,452
TransForce Income Fund	175,000	1,263,169
		9,677,521
Trading Companies & Distributors - 0.7%
Finning International, Inc.	38,000	850,016
Russel Metals, Inc.	150,000	1,038,971
Russel Metals, Inc. (c)	25,000	237,500
		2,126,487
TOTAL INDUSTRIALS		23,264,357
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 5.0%
Mitec Telecom, Inc. (a)	556,100	693,326
Mitec Telecom, Inc. (a)(c)	50,000	85,500
Nortel Networks Corp. (a)	2,070,000	7,741,805
Research in Motion Ltd. (a)	72,000	6,283,694
		14,804,325
Electronic Equipment & Instruments - 0.8%
Celestica, Inc. (sub. vtg.) (a)	82,000	1,445,037
Dalsa Corp. (a)	55,000	866,173
Dalsa Corp. (a)(c)	12,400	195,283
		2,506,493
Internet Software & Services - 1.2%
Open Text Corp. (a)	128,000	3,489,424
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	16,000	776,000
CGI Group, Inc.:
rights 7/1/04 (a)(d)	170,000	892,421
Class A (sub. vtg.) (a)	335,000	1,953,994
First Data Corp.	16,000	726,240
		4,348,655

	Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment - 1.3%
ATI Technologies, Inc. (a)	195,000	$ 2,836,390
Tundra Semiconductor Corp. Ltd. (a)	59,000	1,032,409
Tundra Semiconductor Corp. Ltd. (a)(c)	4,300	75,243
		3,944,042
Software - 0.9%
Cognos, Inc. (a)	47,000	1,477,628
Workbrain Corp.	101,100	1,194,138
		2,671,766
TOTAL INFORMATION TECHNOLOGY		31,764,705
MATERIALS - 11.9%
Chemicals - 0.5%
Potash Corp. of Saskatchewan	18,000	1,468,033
Metals & Mining - 10.3%
Aber Diamond Corp. (a)	42,000	1,160,891
Alcan, Inc.	235,000	9,444,205
Bema Gold Corp. (a)	450,000	1,158,179
Cameco Corp.	55,000	2,385,987
Dofasco, Inc.	24,000	625,920
Falconbridge Ltd.	70,000	1,505,596
Gabriel Resources Ltd. (a)	330,000	596,697
Gabriel Resources Ltd. (c)	60,000	108,490
Gerdau AmeriSteel Corp. (a)	200,000	699,938
Goldcorp, Inc.	90,000	1,008,567
Inco Ltd. (a)	90,000	2,574,897
Inmet Mining Corp. (a)	140,000	1,816,922
Lionore Mining International Ltd. (a)	195,000	817,506
Newmont Mining Corp.	24,000	897,600
SouthernEra Resources Ltd. (a)	82,100	247,817
Wheaton River Minerals Ltd. (a)	2,200,000	5,630,126
		30,679,338
Paper & Forest Products - 1.1%
Abitibi-Consolidated, Inc.	80,000	559,950
Canfor Corp.	122,300	1,399,956
Cascades, Inc.	60,000	579,636
Domtar, Inc.	60,000	692,939
		3,232,481
TOTAL MATERIALS		35,379,852
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.9%
BCE, Inc.	373,600	7,515,310
TELUS Corp. (non-vtg.)	260,000	4,094,637
		11,609,947
Wireless Telecommunication Services - 0.9%
Telesystem International Wireless, Inc. (a)	290,000	2,856,549
TOTAL TELECOMMUNICATION SERVICES		14,466,496
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 2.1%
Electric Utilities - 0.9%
Fortis, Inc.	60,000	$ 2,799,752
Gas Utilities - 1.2%
TransCanada Corp.	180,000	3,563,122
TOTAL UTILITIES		6,362,874
TOTAL COMMON STOCKS (Cost $258,812,833)		295,081,411
Foreign Government and Government Agency Obligations - 0.7%
Principal Amount
Canadian Government Treasury Bills 2.0126% 6/3/04 (Cost $2,288,426)	CAD	3,000,000	2,183,479
Money Market Funds - 1.4%
Shares
Fidelity Securities Lending Cash Central Fund, 1.06% (b) (Cost $3,990,980)	3,990,980	3,990,980
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $265,092,239)	301,255,870
NET OTHER ASSETS - (1.1)%	(3,174,591)
NET ASSETS - 100%	$ 298,081,279
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,058,841 or 0.4% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,421 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CGI Group, Inc. rights 7/1/04	3/11/04	$ 1,030,733
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $181,830,784 and $49,015,995, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $234 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $20,201,000 all of which will expire on October 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,795,329) (cost $265,092,239) - See accompanying schedule		$ 301,255,870
Receivable for investments sold		7,220,249
Receivable for fund shares sold		511,587
Dividends receivable		277,246
Interest receivable		2,699
Prepaid expenses		476
Other affiliated receivables		6,015
Other receivables		75,463
Total assets		309,349,605

Liabilities
Payable to custodian bank	$ 4,072,185
Payable for investments purchased	531,766
Payable for fund shares redeemed	2,336,088
Accrued management fee	218,762
Other affiliated payables	86,485
Other payables and accrued expenses	32,060
Collateral on securities loaned, at value	3,990,980
Total liabilities		11,268,326

Net Assets		$ 298,081,279
Net Assets consist of:
Paid in capital		$ 280,728,978
Distributions in excess of net investment income		(460,221)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,345,204)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		36,157,726
Net Assets, for 11,358,923 shares outstanding		$ 298,081,279
Net Asset Value, offering price and redemption price per share ($298,081,279 ÷ 11,358,923 shares)		$ 26.24

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,994,404
Interest		50,476
Security lending		164,137
		2,209,017
Less foreign taxes withheld		(298,535)
Total income		1,910,482

Expenses
Management fee Basic fee	$ 972,106
Performance adjustment	110,406
Transfer agent fees	367,972
Accounting and security lending fees	70,938
Non-interested trustees' compensation	816
Custodian fees and expenses	53,582
Registration fees	30,656
Audit	27,270
Legal	259
Miscellaneous	1,234
Total expenses before reductions	1,635,239
Expense reductions	(98,539)	1,536,700
Net investment income (loss)		373,782
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,222,473
Foreign currency transactions	104,344
Total net realized gain (loss)		2,326,817
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,389,514)
Assets and liabilities in foreign currencies	(4,276)
Total change in net unrealized appreciation (depreciation)		(2,393,790)
Net gain (loss)		(66,973)
Net increase (decrease) in net assets resulting from operations		$ 306,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 373,782	$ 272,032
Net realized gain (loss)	2,326,817	7,428,725
Change in net unrealized appreciation (depreciation)	(2,393,790)	31,725,674
Net increase (decrease) in net assets resulting from operations	306,809	39,426,431
Distributions to shareholders from net investment income	(959,083)	(173,335)
Share transactions Net proceeds from sales of shares	188,199,718	82,146,645
Reinvestment of distributions	926,386	167,386
Cost of shares redeemed	(57,822,539)	(31,704,354)
Net increase (decrease) in net assets resulting from share transactions	131,303,565	50,609,677
Redemption fees	224,819	91,826
Total increase (decrease) in net assets	130,876,110	89,954,599

Net Assets
Beginning of period	167,205,169	77,250,570
End of period (including distributions in excess of net investment income of $460,221 and undistributed net investment income of $125,080, respectively)	$ 298,081,279	$ 167,205,169
Other Information Shares
Sold	6,756,366	3,767,421
Issued in reinvestment of distributions	35,372	9,258
Redeemed	(2,086,420)	(1,533,580)
Net increase (decrease)	4,705,318	2,243,099

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 25.13	$ 17.52	$ 17.23	$ 22.27	$ 15.91	$ 13.14
Income from Investment Operations
Net investment income (loss) F	.04	.05	.02	.02	1.98 G	.04
Net realized and unrealized gain (loss)	1.18	7.58	.28	(4.04)	4.32	2.78
Total from investment operations	1.22	7.63	.30	(4.02)	6.30	2.82
Distributions from net investment income	(.13)	(.04)	(.03)	(1.04)	(.03)	(.07)
Redemption fees added to paid in capital F	.02	.02	.02	.02	.09	.02
Net asset value, end of period	$ 26.24	$ 25.13	$ 17.52	$ 17.23	$ 22.27	$ 15.91
Total Return B, C, D, E	4.94%	43.75%	1.85%	(18.87) %	40.22%	21.71%
Ratios to Average Net Assets H
Expenses before expense reductions	1.22% A	1.42%	1.52%	1.33%	1.09%	1.22%
Expenses net of voluntary waivers, if any	1.22% A	1.42%	1.52%	1.33%	1.09%	1.22%
Expenses net of all reductions	1.14% A	1.37%	1.46%	1.20%	1.06%	1.06%
Net investment income (loss)	.28% A	.26%	.12%	.11%	9.00%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 298,081	$ 167,205	$ 77,251	$ 81,213	$ 163,025	$ 43,770
Portfolio turnover rate	39% A	52%	98%	93%	97%	286%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $1.97 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Hong Kong	48.6%
Taiwan	24.9%
United Kingdom	12.0%
China	7.5%
Korea (South)	3.8%
United States of America	1.4%
Bermuda	0.7%
Singapore	0.6%
Australia	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Hong Kong	50.4%
Taiwan	17.2%
United Kingdom	12.0%
China	8.4%
United States of America	5.9%
Korea (South)	2.8%
Singapore	1.5%
Australia	1.0%
Bermuda	0.8%
Other	0.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	94.1
Short-Term Investments and Net Other Assets	1.1	5.9
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (Hong Kong) (Reg.) (Commercial Banks)	10.6	11.3
Cheung Kong Holdings Ltd. (Real Estate)	3.8	2.6
Hutchison Whampoa Ltd. (Industrial Conglomerates)	3.6	4.9
Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3.5	1.1
Sun Hung Kai Properties Ltd. (Real Estate)	3.1	3.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2.5	3.4
Esprit Holdings Ltd. (Specialty Retail)	2.4	0.6
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2.2	1.7
Cafe de Coral Holdings Ltd. (Hotels, Restaurants & Leisure)	2.0	2.9
PCCW Ltd. (Diversified Telecommunication Services)	1.9	0.9
	35.6
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.8	37.2
Information Technology	18.7	14.4
Consumer Discretionary	14.3	15.6
Industrials	7.1	11.1
Utilities	6.1	2.6
Telecommunication Services	5.3	7.3
Consumer Staples	3.7	1.0
Energy	3.1	3.2
Materials	2.2	1.6
Health Care	0.6	0.1

Semiannual Report

China Region

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.3%
Tong Yang Industry Co. Ltd.	2,573,700	$ 4,146,129
Automobiles - 0.7%
Denway Motors Ltd.	1,324,000	632,303
Hyundai Motor Co. Ltd.	42,560	1,623,182
		2,255,485
Distributors - 0.3%
Li & Fung Ltd.	679,400	1,058,310
Hotels, Restaurants & Leisure - 2.6%
Association International Hotels Ltd.	292,000	211,516
Cafe de Coral Holdings Ltd.	6,548,000	6,212,285
Hong Kong & Shanghai Hotels Ltd.	2,600,000	1,633,354
		8,057,155
Household Durables - 3.2%
Grand Hall Enterprise Co. Ltd.	155,000	812,105
LG Electronics, Inc.	50,720	3,077,739
Merry Electronics Co. Ltd.	1,197,000	2,937,534
Skyworth Digital Holdings Ltd.	5,272,060	1,554,602
Techtronic Industries Co. Ltd.	343,500	920,416
Tsann Kuen Enterprise Co. Ltd.	523,000	716,546
		10,018,942
Leisure Equipment & Products - 0.2%
Largan Precision Co. Ltd.	57,000	638,482
Media - 0.9%
Clear Media Ltd. (a)	674,000	600,559
Next Media Ltd. (a)	540,000	205,964
Television Broadcasts Ltd.	396,000	1,848,024
		2,654,547
Specialty Retail - 3.6%
Esprit Holdings Ltd.	1,844,500	7,567,276
Giordano International Ltd.	4,968,000	2,850,267
Osim International Ltd.	1,206,000	829,036
		11,246,579
Textiles Apparel & Luxury Goods - 1.5%
Glorious Sun Enterprises Ltd.	3,190,000	1,063,347
Yue Yuen Industrial Holdings Ltd.	1,312,500	3,542,113
		4,605,460
TOTAL CONSUMER DISCRETIONARY		44,681,089
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 2.9%
Convenience Retail Asia Ltd.	3,372,200	1,102,464
Dairy Farm International Holdings Ltd.	2,664,000	5,168,160
President Chain Store Corp.	1,562,996	2,776,777
		9,047,401
Food Products - 0.2%
People's Food Holdings Ltd.	909,000	704,982

	Shares	Value (Note 1)
Personal Products - 0.6%
Hengan International Group Co. Ltd.	3,034,000	$ 1,789,305
TOTAL CONSUMER STAPLES		11,541,688
ENERGY - 3.1%
Oil & Gas - 3.1%
Caltex Australia Ltd.	128,424	733,889
China Petroleum & Chemical Corp. (H Shares)	9,628,000	3,319,734
CNOOC Ltd.	6,113,500	2,217,978
PetroChina Co. Ltd. (H Shares)	6,426,000	2,763,180
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	762,000	688,740
		9,723,521
FINANCIALS - 37.8%
Commercial Banks - 22.8%
Bank of East Asia Ltd.	464,851	1,358,813
BOC Hong Kong Holdings Ltd.	789,000	1,345,363
Chinatrust Financial Holding Co.	4,559,300	4,901,145
Citic International Financial Holdings Ltd.	3,750,000	1,502,423
Dah Sing Financial Holdings Ltd.	429,600	3,084,347
First Financial Holding Co. Ltd. (a)	2,558,000	1,871,707
Hang Seng Bank Ltd.	215,500	2,735,227
HSBC Holdings PLC (Hong Kong) (Reg.)	2,306,018	33,252,781
Liu Chong Hing Bank Ltd.	1,067,000	1,511,603
Mega Financial Holding Co. Ltd.	4,313,000	2,896,113
Standard Chartered PLC	292,398	4,490,910
Taishin Financial Holdings Co. Ltd.	4,637,000	4,063,135
Wing Hang Bank Ltd.	710,000	4,505,827
Wing Lung Bank Ltd.	522,500	3,784,824
		71,304,218
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	317,600	217,844
Diversified Financial Services - 4.1%
China Everbright Ltd.	872,000	349,363
First Pacific Co. Ltd. (a)	11,946,000	2,787,436
Fubon Financial Holding Co. Ltd.	2,815,000	2,687,007
Guoco Group Ltd.	236,366	1,871,255
Shun Tak Holdings Ltd.	2,041,000	830,802
Swire Pacific Ltd. (A Shares)	165,000	1,078,860
Wharf Holdings Ltd.	1,228,685	3,371,051
		12,975,774
Insurance - 2.1%
AXA Asia Pacific Holdings Ltd.	374,450	852,142
Cathay Financial Holding Co. Ltd.	2,338,000	4,153,628
China Life Insurance Co. Ltd. (H Shares)	2,117,000	1,153,508
PICC Property & Casualty Co. Ltd. (H Shares)	962,000	336,088
		6,495,366
Real Estate - 8.7%
Cheung Kong Holdings Ltd.	1,547,000	11,850,569
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
China Overseas Land & Investment Ltd.	6,498,000	$ 1,083,014
Henderson China Holdings Ltd.	1,728,000	830,780
Henderson Land Development Co. Ltd.	91,000	408,339
Hong Kong Land Holdings Ltd.	519,000	897,870
Hung Poo Construction Corp. (a)	1,188,000	826,341
Hysan Development Co. Ltd.	930,000	1,538,097
Sun Hung Kai Properties Ltd.	1,133,021	9,732,485
		27,167,495
TOTAL FINANCIALS		118,160,697
HEALTH CARE - 0.6%
Biotechnology - 0.6%
Global Bio-Chem Technology Group Co. Ltd.	2,672,000	1,952,640
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	421,750	1
		1,952,641
INDUSTRIALS - 7.1%
Airlines - 0.2%
EVA Airways Corp.	1,761,138	718,561
Electrical Equipment - 0.8%
Byd Co. Ltd. (H Shares)	485,500	1,444,070
Harbin Power Equipment Co. Ltd. (H Shares)	3,024,000	659,085
Johnson Electric Holdings Ltd.	323,500	286,177
		2,389,332
Industrial Conglomerates - 3.9%
Fu Sheng Industrial Co. Ltd.	457,000	866,938
Hutchison Whampoa Ltd.	1,692,500	11,391,973
		12,258,911
Machinery - 0.5%
Chen Hsong Holdings Ltd.	1,326,000	816,010
Weichai Power Co. Ltd. (H Shares)	454,000	765,407
		1,581,417
Trading Companies & Distributors - 0.3%
Dickson Concepts International Ltd.	889,500	969,339
Transportation Infrastructure - 1.4%
Cosco Pacific Ltd.	1,542,000	1,976,948
Zhejiang Expressway Co. Ltd. (H Shares)	3,562,000	2,226,279
		4,203,227
TOTAL INDUSTRIALS		22,120,787
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 0.1%
D-Link Corp.	190,000	255,736
Computers & Peripherals - 3.1%
ASUSTeK Computer, Inc.	1,841,000	3,935,893

	Shares	Value (Note 1)
High Tech Computer Corp.	793,000	$ 3,438,482
Quanta Computer, Inc.	329,690	694,920
Solomon Systech Ltd.	7,444,000	1,784,674
		9,853,969
Electronic Equipment & Instruments - 6.1%
AU Optronics Corp.	1,658,000	3,394,881
Comba Telecom Systems Holdings Ltd.	3,184,000	1,918,589
Elec & Eltek International Co. Ltd.	320,000	944,000
Hon Hai Precision Industries Co. Ltd.	1,223,180	4,824,950
Kingboard Chemical Holdings Ltd.	2,848,000	5,367,453
Varitronix International Ltd. (a)	1,584,000	1,492,635
Yageo Corp. (a)	2,067,000	1,126,549
		19,069,057
Internet Software & Services - 0.4%
AsiaInfo Holdings, Inc. (a)	187,300	955,230
Daum Communications Corp. (a)	7,700	331,402
		1,286,632
Semiconductors & Semiconductor Equipment - 9.0%
ASM Pacific Technology Ltd.	526,000	2,178,207
MediaTek, Inc.	296,000	2,825,414
Novatek Microelectronics Corp.	209,000	824,420
Samsung Electronics Co. Ltd.	14,560	6,911,769
Sunplus Technology Co. Ltd.	1,117,000	2,219,874
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	4,570,395	7,913,210
United Microelectronics Corp. (a)	5,869,000	5,266,372
		28,139,266
TOTAL INFORMATION TECHNOLOGY		58,604,660
MATERIALS - 2.2%
Chemicals - 0.7%
Formosa Plastic Corp.	1,034,000	1,478,922
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,696,000	565,341
		2,044,263
Construction Materials - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	1,068,000	2,553,648
Metals & Mining - 0.7%
Yanzhou Coal Mining Co. Ltd. (H Shares)	2,408,000	2,253,670
TOTAL MATERIALS		6,851,581
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.2%
China Telecom Corp. Ltd. (H Shares) (a)	3,234,000	933,009
PCCW Ltd. (a)	8,875,400	6,087,692
		7,020,701
Wireless Telecommunication Services - 3.1%
China Mobile (Hong Kong) Ltd.	1,781,000	4,712,526
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Far EasTone Telecommunications Co. Ltd.	1,668,000	$ 1,421,391
Taiwan Cellular Co. Ltd.	3,847,000	3,533,077
		9,666,994
TOTAL TELECOMMUNICATION SERVICES		16,687,695
UTILITIES - 6.1%
Electric Utilities - 2.6%
CLP Holdings Ltd.	665,000	3,538,186
Hong Kong Electric Holdings Ltd.	616,500	2,711,054
Huaneng Power International, Inc. (H Shares)	2,172,000	1,989,552
		8,238,792
Gas Utilities - 3.5%
Hong Kong & China Gas Co. Ltd.	6,322,400	10,861,698
TOTAL UTILITIES		19,100,490
TOTAL COMMON STOCKS (Cost $291,284,303)	309,424,849
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $291,284,303)	309,424,849
NET OTHER ASSETS - 1.1%	3,535,403
NET ASSETS - 100%	$ 312,960,252
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $244,940,016 and $148,112,117, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $5,507,000. The weighted average interest rate was 1.18%.

Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $49,007,000 of which $39,641,000, $1,350,000 and $8,016,000 will expire on October 31, 2005, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $291,284,303) - See accompanying schedule		$ 309,424,849
Cash		97
Foreign currency held at value (cost $1,749,089)		1,745,519
Receivable for investments sold		8,926,066
Receivable for fund shares sold		254,408
Dividends receivable		1,657,329
Interest receivable		4,869
Prepaid expenses		578
Other affiliated receivables		6,298
Other receivables		5,068
Total assets		322,025,081

Liabilities
Payable for fund shares redeemed	$ 3,179,958
Accrued management fee	213,839
Notes payable	5,507,000
Other affiliated payables	94,346
Other payables and accrued expenses	69,686
Total liabilities		9,064,829

Net Assets		$ 312,960,252
Net Assets consist of:
Paid in capital		$ 314,282,197
Undistributed net investment income		6,278
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,456,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,128,494
Net Assets, for 20,827,332 shares outstanding		$ 312,960,252
Net Asset Value, offering price and redemption price per share ($312,960,252 ÷ 20,827,332 shares)		$ 15.03

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 3,562,907
Interest		69,502
		3,632,409
Less foreign taxes withheld		(50,160)
Total income		3,582,249

Expenses
Management fee	$ 1,146,761
Transfer agent fees	436,401
Accounting fees and expenses	83,187
Non-interested trustees' compensation	843
Custodian fees and expenses	193,512
Registration fees	41,266
Audit	28,805
Legal	332
Interest	181
Miscellaneous	1,417
Total expenses before reductions	1,932,705
Expense reductions	(14,707)	1,917,998
Net investment income (loss)		1,664,251
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	29,622,987
Foreign currency transactions	70,109
Total net realized gain (loss)		29,693,096
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,025,611)
Assets and liabilities in foreign currencies	(13,866)
Total change in net unrealized appreciation (depreciation)		(35,039,477)
Net gain (loss)		(5,346,381)
Net increase (decrease) in net assets resulting from operations		$ (3,682,130)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,664,251	$ 2,741,918
Net realized gain (loss)	29,693,096	824,221
Change in net unrealized appreciation (depreciation)	(35,039,477)	45,576,957
Net increase (decrease) in net assets resulting from operations	(3,682,130)	49,143,096
Distributions to shareholders from net investment income	(4,174,742)	(1,902,675)
Share transactions Net proceeds from sales of shares	176,333,063	103,420,624
Reinvestment of distributions	3,973,983	1,835,453
Cost of shares redeemed	(91,479,649)	(31,350,519)
Net increase (decrease) in net assets resulting from share transactions	88,827,397	73,905,558
Redemption fees	335,614	148,688
Total increase (decrease) in net assets	81,306,139	121,294,667

Net Assets
Beginning of period	231,654,113	110,359,446
End of period (including undistributed net investment income of $6,278 and undistributed net investment income of $2,516,769, respectively)	$ 312,960,252	$ 231,654,113
Other Information Shares
Sold	11,032,464	7,827,883
Issued in reinvestment of distributions	266,174	160,162
Redeemed	(5,771,634)	(2,578,985)
Net increase (decrease)	5,527,004	5,409,060

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 11.16	$ 11.27	$ 14.96	$ 14.15	$ 10.25
Income from Investment Operations
Net investment income (loss)E	.08	.25	.19	.14	.10	.19
Net realized and unrealized gain (loss)	.05	3.91	(.15)	(3.29)	.80	3.98
Total from investment operations	.13	4.16	.04	(3.15)	.90	4.17
Distributions from net investment income	(.26)	(.19)	(.16)	(.56)	(.17)	(.32)
Redemption fees added to paid in capitalE	.02	.01	.01	.02	.08	.05
Net asset value, end of period	$ 15.03	$ 15.14	$ 11.16	$ 11.27	$ 14.96	$ 14.15
Total ReturnB,C,D	1.00%	37.91%	.23%	(21.82)%	6.77%	42.44%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.22%A	1.30%	1.32%	1.32%	1.22%	1.34%
Expenses net of voluntary waivers, if any	1.22%A	1.30%	1.32%	1.32%	1.22%	1.34%
Expenses net of all reductions	1.21%A	1.30%	1.31%	1.30%	1.21%	1.32%
Net investment income (loss)	1.05%A	2.07%	1.52%	1.03%	.55%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 312,960	$ 231,654	$ 110,359	$ 116,754	$ 179,709	$ 161,518
Portfolio turnover rate	102%A	39%	53%	75%	103%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Korea (South)	23.9%
Taiwan	10.0%
Brazil	9.0%
Mexico	7.4%
Russia	7.2%
India	6.9%
Indonesia	4.1%
United States of America	3.9%
United Kingdom	3.9%
Other	23.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Korea (South)	22.2%
Taiwan	12.0%
Brazil	10.3%
Mexico	7.6%
Russia	5.8%
India	5.6%
China	5.5%
United States of America	5.1%
South Africa	5.0%
Other	20.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	95.7
Short-Term Investments and Net Other Assets	2.8	4.3
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	8.7	7.9
Anglo American PLC (South Africa) (United Kingdom, Metals & Mining)	3.9	3.8
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	2.8	1.9
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	2.1	1.8
YUKOS Corp. sponsored ADR (Russia, Oil & Gas)	1.7	1.6
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	1.6	1.0
Companhia Vale do Rio Doce sponsored ADR (non-vtg.) (Brazil, Metals & Mining)	1.6	1.0
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	1.6	1.8
Kookmin Bank (Korea (South), Commercial Banks)	1.6	2.2
State Bank of India (India, Commercial Banks)	1.5	1.2
	27.1
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	17.0
Information Technology	19.9	20.1
Materials	15.6	14.5
Telecommunication Services	14.3	14.0
Energy	9.1	11.0
Consumer Discretionary	7.3	7.7
Consumer Staples	3.4	5.3
Health Care	2.6	2.3
Industrials	2.3	1.7
Utilities	1.7	2.1

Semiannual Report

Emerging Markets

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
Austria - 0.6%
Bank Austria Creditanstalt AG	65,600	$ 3,721,490
Bermuda - 0.8%
Central European Media Enterprises Ltd. Class A (a)	172,200	3,134,040
Skyworth Digital Holdings Ltd.	5,902,000	1,740,356
TOTAL BERMUDA		4,874,396
Brazil - 9.0%
Banco Itau Holding Financeira SA (PN)	78,155,400	6,230,049
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	296,421,500	3,314,908
Companhia Vale do Rio Doce:
(PN-A)	25,900	1,024,344
sponsored ADR (non-vtg.)	261,800	10,233,762
Gerdau SA sponsored ADR	284,470	5,979,559
Petroleo Brasileiro SA Petrobras:
(PN)	152,400	3,809,221
sponsored:
ADR	266,600	7,704,740
ADR (non-vtg.)	267,800	6,681,610
Uniao de Bancos Brasileiros SA (Unibanco) GDR	267,500	5,243,000
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	257,100	2,585,902
Votorantim Celulose e Papel SA sponsored ADR	140,400	4,408,560
TOTAL BRAZIL		57,215,655
Canada - 0.2%
Telesystem International Wireless, Inc. (a)	158,100	1,557,312
China - 1.9%
Brilliance China Automotive Holdings Ltd.	3,860,000	1,417,489
China Petroleum & Chemical Corp. (H Shares)	9,429,800	3,251,395
Huaneng Power International, Inc. (H Shares)	4,634,000	4,244,744
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	3,348,000	3,026,116
TOTAL CHINA		11,939,744
Czech Republic - 0.5%
Philip Morris CR AS	4,886	3,162,439
Egypt - 0.3%
Orascom Telecom SAE unit (a)	206,100	1,922,913
Hong Kong - 1.6%
China Mobile (Hong Kong) Ltd.	1,891,000	5,003,586
China Overseas Land & Investment Ltd.	14,304,000	2,384,031
Sun Hung Kai Properties Ltd.	363,400	3,121,553
TOTAL HONG KONG		10,509,170

	Shares	Value (Note 1)
Hungary - 1.5%
FHB Land Credit & Mortgage Bank	19,215	$ 739,846
Gedeon Richter Ltd. unit	30,100	3,010,000
OTP Bank Rt. (a)	297,100	5,514,928
TOTAL HUNGARY		9,264,774
India - 6.9%
Bank of India	1,160,900	1,848,251
Hero Honda Motors Ltd.	292,774	3,178,576
Hindustan Petroleum Corp. Ltd.	546,440	5,657,933
Housing Development Finance Corp. Ltd.	515,970	6,901,258
ICICI Bank Ltd.	576,400	4,085,480
Infosys Technologies Ltd.	64,396	7,453,182
ITC Ltd.	100	2,419
Mahanagar Telephone Nigam Ltd.	821,500	2,738,641
State Bank of India	664,110	9,596,516
Union Bank of India	1,444,500	2,470,300
TOTAL INDIA		43,932,556
Indonesia - 4.1%
PT Astra International Tbk	3,658,500	2,374,290
PT Bank Central Asia Tbk	6,889,000	3,058,981
PT Bank Mandiri Persero Tbk	18,967,800	3,131,417
PT Bank Rakyat Indonesia Tbk	15,683,000	3,080,166
PT Hanjaya Mandala Sampoerna Tbk	6,442,500	3,740,938
PT Indofood Sukses Makmur Tbk	10,678,000	911,816
PT Indosat Tbk	8,551,600	3,870,263
PT Telkomunikasi Indonesia Tbk	6,256,500	5,734,338
TOTAL INDONESIA		25,902,209
Israel - 3.1%
ECtel Ltd. (a)	122,700	423,315
M-Systems Flash Disk Pioneers Ltd. (a)	331,400	5,782,930
Teva Pharmaceutical Industries Ltd. sponsored ADR	216,000	13,296,960
TOTAL ISRAEL		19,503,205
Korea (South) - 23.4%
Asiana Airlines (a)	943,600	2,167,301
Cheil Communications, Inc.	27,530	3,847,890
Daelim Industrial Co.	104,230	3,873,039
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	365,830	3,741,392
Hana Bank	228,550	4,937,781
Hanjin Shipping Co. Ltd.	189,330	2,662,416
Honam Petrochemical Corp.	142,400	5,303,518
Industrial Bank of Korea	294,700	2,036,918
Kia Motors Corp.	511,190	4,748,774
Kookmin Bank (a)	268,410	10,019,485
LG Corp.	196,460	2,838,027
LG Electronics, Inc.	150,370	9,124,599
LG Petrochemical Co. Ltd.	134,730	2,704,132
POSCO	45,380	5,581,742
Samsung Electro-Mechanics Co. Ltd. (a)	84,740	3,192,150
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Samsung Electronics Co. Ltd.	115,945	$ 55,040,180
Samsung Fire & Marine Insurance Co. Ltd.	95,000	6,315,254
Samsung SDI Co. Ltd.	60,120	7,685,690
Shinhan Financial Group Co. Ltd.	497,660	8,673,585
SK Telecom Co. Ltd.	25,940	4,421,530
TOTAL KOREA (SOUTH)		148,915,403
Malaysia - 3.0%
Commerce Asset Holding BHD	3,731,900	4,910,395
Genting BHD	733,400	3,184,500
IOI Corp. BHD	1,299,000	3,093,671
Malakoff BHD	2,360,800	3,479,074
Maxis Communications BHD	1,812,100	4,148,755
TOTAL MALAYSIA		18,816,395
Mexico - 7.4%
America Movil SA de CV sponsored ADR	520,100	17,579,380
Cemex SA de CV sponsored ADR	352,800	10,389,960
Consorcio ARA SA de CV (a)	463,600	1,264,530
Corporacion Geo SA de CV Series B (a)	384,100	2,197,308
Fomento Economico Mexicano SA de CV sponsored ADR	94,200	4,118,424
Telefonos de Mexico SA de CV sponsored ADR	154,300	5,267,802
Wal-Mart de Mexico SA de CV Series V	2,152,200	6,279,489
TOTAL MEXICO		47,096,893
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	118,900	2,572,996
Philippines - 0.9%
Philippine Long Distance Telephone Co. (a)	295,800	5,702,678
Poland - 0.4%
KGHM Polska Miedz SA (Bearer) (a)	415,100	2,877,751
Russia - 7.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	124,900	7,406,570
Lukoil Oil Co. sponsored ADR	75,700	8,251,300
Mobile TeleSystems OJSC:
GDR (c)	15,000	2,055,000
sponsored ADR	35,800	3,864,968
OAO Gazprom sponsored ADR	137,300	4,242,570
Sibneft sponsored ADR	122,000	3,739,300
Vimpel Communications sponsored ADR (a)	61,700	5,538,192
YUKOS Corp. sponsored ADR	241,817	10,760,857
TOTAL RUSSIA		45,858,757
South Africa - 3.2%
ABSA Group Ltd.	516,500	3,311,607
African Bank Investments Ltd.	2,561,000	3,880,802

	Shares	Value (Note 1)
Impala Platinum Holdings Ltd.	48,900	$ 3,310,053
MTN Group Ltd. (a)	1,501,500	6,246,322
Sanlam Ltd.	3,162,500	3,960,415
TOTAL SOUTH AFRICA		20,709,199
Taiwan - 10.0%
Asia Optical Co., Inc.	259,000	1,824,932
AU Optronics Corp.	551,000	1,128,214
AU Optronics Corp. sponsored ADR	227,200	4,880,256
China Steel Corp.	3,616,295	3,223,196
Chinatrust Financial Holding Co.	3,641,000	3,913,993
Compal Electronics, Inc.	4,382,800	4,935,764
Delta Electronics, Inc.	1,598,000	1,968,028
Formosa Plastic Corp.	2,322,000	3,321,138
Hon Hai Precision Industries Co. Ltd.	1,522,000	6,003,674
MediaTek, Inc.	653,000	6,233,092
Polaris Securities Co. Ltd. (a)	5,381,000	3,013,749
Quanta Computer, Inc.	2,260,000	4,763,625
Taishin Financial Holdings Co. Ltd.	5,205,000	4,560,840
Taiwan Cellular Co. Ltd.	4,147,000	3,808,597
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,328,061	5,762,225
United Microelectronics Corp. (a)	2,300,000	2,063,836
United Microelectronics Corp. sponsored ADR (a)	390,300	2,029,560
TOTAL TAIWAN		63,434,719
Thailand - 2.5%
Shin Corp. PCL (For. Reg.)	6,415,900	5,646,953
Siam Cement PCL (For. Reg.)	944,700	5,095,011
Siam Commercial Bank PCL (For. Reg.)	4,460,000	5,150,437
TOTAL THAILAND		15,892,401
Turkey - 2.8%
Akbank T. A. S.	597,021,800	2,774,002
Beko Elektronik AS (a)	390,449,500	2,446,400
Dogan Yayin Holding AS (a)	1,022,220,490	3,400,314
Ford Otomotiv Sanayi AS (a)	281,126,900	2,216,629
Koytas Tekstil Sanayi ve Ticaret AS (a)	26,770,000	6
Turkcell Iletisim Hizmet AS sponsored ADR (a)	69,000	1,963,050
Turkiye Garanti Bankasi AS	458,636,500	1,404,528
Turkiye Is Bankasi AS Series C unit	1,078,851,828	3,854,522
TOTAL TURKEY		18,059,451
United Kingdom - 3.9%
Anglo American PLC (South Africa)	1,237,307	24,586,592
United States of America - 1.1%
NII Holdings, Inc. (a)	104,100	3,643,500
Zoran Corp. (a)	201,300	3,327,489
TOTAL UNITED STATES OF AMERICA		6,970,989
TOTAL COMMON STOCKS (Cost $557,480,123)		615,000,087
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (Note 1)
Korea (South) - 0.5%
Samsung Electronics Co. Ltd. (Cost $3,528,399)	11,000	$ 3,037,458
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 1.06% (b)	18,166,774	18,166,774
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	8,030,800	8,030,800
TOTAL MONEY MARKET FUNDS (Cost $26,197,574)		26,197,574
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $587,206,096)		644,235,119
NET OTHER ASSETS - (1.3)%		(8,230,782)
NET ASSETS - 100%		$ 636,004,337
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,055,000 or 0.3% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $421,465,218 and $243,276,711, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,723 for the period.
Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $524,240,000 of which $96,913,000, $19,326,000, $309,416,000, $46,041,000, $40,041,000 and $12,503,000 will expire on September 30, 2004, 2006, 2007, 2008, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,704,921) (cost $587,206,096) - See accompanying schedule		$ 644,235,119
Foreign currency held at value (cost $ 2,474,073)		2,444,820
Receivable for investments sold		7,421,453
Receivable for fund shares sold		982,304
Dividends receivable		2,017,901
Interest receivable		19,863
Prepaid expenses		1,230
Other affiliated receivables		23,564
Other receivables		89,667
Total assets		657,235,921

Liabilities
Payable for investments purchased	$ 7,671,144
Payable for fund shares redeemed	4,140,615
Accrued management fee	420,058
Other affiliated payables	182,246
Other payables and accrued expenses	786,721
Collateral on securities loaned, at value	8,030,800
Total liabilities		21,231,584

Net Assets		$ 636,004,337
Net Assets consist of:
Paid in capital		$ 1,046,472,950
Undistributed net investment income		876,689
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(467,646,361)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		56,301,059
Net Assets, for 59,784,447 shares outstanding		$ 636,004,337
Net Asset Value, offering price and redemption price per share ($636,004,337 ÷ 59,784,447 shares)		$ 10.64

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 7,829,147
Interest		124,693
Security lending		23,751
		7,997,591
Less foreign taxes withheld		(879,739)
Total income		7,097,852

Expenses
Management fee	$ 2,071,124
Transfer agent fees	839,145
Accounting and security lending fees	146,719
Non-interested trustees' compensation	1,982
Custodian fees and expenses	317,661
Registration fees	32,105
Audit	42,556
Legal	4,525
Miscellaneous	19,188
Total expenses before reductions	3,475,005
Expense reductions	(114,028)	3,360,977
Net investment income (loss)		3,736,875
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $706,769)	57,785,190
Foreign currency transactions	(457,009)
Total net realized gain (loss)		57,328,181
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $5,239)	(30,099,392)
Assets and liabilities in foreign currencies	(73,191)
Total change in net unrealized appreciation (depreciation)		(30,172,583)
Net gain (loss)		27,155,598
Net increase (decrease) in net assets resulting from operations		$ 30,892,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,736,875	$ 3,893,429
Net realized gain (loss)	57,328,181	14,757,151
Change in net unrealized appreciation (depreciation)	(30,172,583)	87,760,059
Net increase (decrease) in net assets resulting from operations	30,892,473	106,410,639
Distributions to shareholders from net investment income	(5,261,378)	(1,836,578)
Share transactions Net proceeds from sales of shares	282,022,603	144,659,629
Reinvestment of distributions	4,919,479	1,776,667
Cost of shares redeemed	(108,034,441)	(83,990,232)
Net increase (decrease) in net assets resulting from share transactions	178,907,641	62,446,064
Redemption fees	537,102	179,613
Total increase (decrease) in net assets	205,075,838	167,199,738

Net Assets
Beginning of period	430,928,499	263,728,761
End of period (including undistributed net investment income of $876,689 and undistributed net investment income of $2,401,192, respectively)	$ 636,004,337	$ 430,928,499
Other Information Shares
Sold	25,262,990	17,006,473
Issued in reinvestment of distributions	477,546	243,379
Redeemed	(9,867,013)	(10,837,670)
Net increase (decrease)	15,873,523	6,412,182

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 7.03	$ 6.52	$ 8.71	$ 9.35	$ 6.74
Income from Investment Operations
Net investment income (loss) E	.07	.10	.06 G	.06	.02 F	.07
Net realized and unrealized gain (loss)	.87	2.73	.47	(2.22)	(.68)	2.53
Total from investment operations	.94	2.83	.53	(2.16)	(.66)	2.60
Distributions from net investment income	(.12)	(.05)	(.03)	(.03)	-	-
Redemption fees added to paid in capital E	.01	- I	.01	- I	.02	.01
Net asset value, end of period	$ 10.64	$ 9.81	$ 7.03	$ 6.52	$ 8.71	$ 9.35
Total Return B, C, D	9.67%	40.50%	8.25%	(24.87)%	(6.84)%	38.72%
Ratios to Average Net Assets H
Expenses before expense reductions	1.22% A	1.36%	1.44%	1.54%	1.39%	1.45%
Expenses net of voluntary waivers, if any	1.22% A	1.36%	1.44%	1.54%	1.39%	1.45%
Expenses net of all reductions	1.18% A	1.36%	1.39%	1.45%	1.35%	1.42%
Net investment income (loss)	1.31% A	1.31%	.73%	.78%	.15%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 636,004	$ 430,928	$ 263,729	$ 204,164	$ 304,445	$ 402,392
Portfolio turnover rate	91% A	105%	120%	113%	100%	94%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.02 per share. GInvestment income per share reflects a special dividend which amounted to $.01 per share. HExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
France	16.1%
Germany	15.8%
Italy	12.5%
Switzerland	11.9%
Russia	11.0%
United States of America	5.5%
Netherlands	4.7%
Spain	4.2%
United Kingdom	4.1%
Other	14.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Germany	17.3%
France	17.0%
Switzerland	14.3%
United Kingdom	10.8%
Spain	8.9%
Italy	8.8%
Russia	6.3%
United States of America	5.2%
Netherlands	4.4%
Other	7.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	97.2
Short-Term Investments and Net Other Assets	1.6	2.8
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Antena 3 Television SA (Spain, Media)	4.2	2.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	4.1	3.5
Synthes-Stratec, Inc. (United States of America, Health Care Equipment & Supplies)	3.9	2.4
YUKOS Corp. sponsored ADR (Russia, Oil & Gas)	3.7	2.6
DEPFA BANK PLC (Ireland, Commercial Banks)	3.7	0.0
Allianz AG (Reg.) (Germany, Insurance)	3.5	3.3
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	3.4	0.0
Banca di Roma Spa (Italy, Commercial Banks)	3.3	4.3
Compagnie Financiere Richemont unit (Switzerland, Textiles Apparel & Luxury Goods)	3.3	1.4
Dassault Systemes SA (France, Software)	3.1	0.0
	36.2
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	34.1
Consumer Discretionary	22.1	23.3
Energy	12.0	10.2
Health Care	10.1	12.0
Telecommunication Services	9.4	6.4
Information Technology	7.5	4.4
Industrials	3.1	6.0
Utilities	3.0	0.0
Consumer Staples	0.1	0.8

Semiannual Report

Europe

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (Note 1)
Austria - 2.9%
Bank Austria Creditanstalt AG	796,040	$ 45,159,377
Belgium - 0.1%
Colruyt NV	14,609	1,570,898
France - 16.1%
Air France Compagnie (Reg.)	2,766,004	48,151,685
Business Objects SA (a)	377,486	8,278,267
Dassault Systemes SA	1,189,206	48,528,269
Financiere Marc de Lacharriere SA (Fimalac)	467,981	18,334,499
Lagardere S.C.A. (Reg.)	569,200	34,268,416
Sanofi-Synthelabo SA	272,349	17,008,542
Total SA Series B	174,500	32,149,880
Vivendi Universal SA (a)	1,842,855	45,555,375
TOTAL FRANCE		252,274,933
Germany - 13.5%
Allianz AG (Reg.)	524,842	55,318,347
Continental AG	635,336	27,562,909
Hypo Real Estate Holding AG (a)	1,526,027	41,667,708
Rational AG	148,900	9,597,763
RWE AG	1,082,400	46,957,977
SAP AG	199,400	29,734,528
TOTAL GERMANY		210,839,232
Hungary - 4.1%
Gedeon Richter Ltd. unit	323,522	32,352,200
OTP Bank Rt. unit (a)	829,801	31,474,352
TOTAL HUNGARY		63,826,552
Ireland - 3.7%
DEPFA BANK PLC	381,256	57,152,666
Italy - 9.7%
Banca di Roma Spa	18,640,327	51,544,508
Banca Intesa Spa	850,121	2,813,180
Bulgari Spa	3,734,888	35,484,921
Mediobanca Spa	2,683,900	31,094,664
Tiscali Spa (a)	5,974,500	31,008,666
TOTAL ITALY		151,945,939
Netherlands - 4.7%
Euronext NV	1,270,988	36,957,645
IHC Caland NV	300,656	14,152,885
Wolters Kluwer NV (Certificaten Van Aandelen)	1,344,600	22,634,062
TOTAL NETHERLANDS		73,744,592
Russia - 11.0%
Sibneft sponsored ADR	1,386,600	42,499,290
Surgutneftegaz JSC sponsored ADR	1,308,100	42,513,250

	Shares	Value (Note 1)
Vimpel Communications sponsored ADR (a)	339,900	$ 30,509,424
YUKOS Corp. sponsored ADR	1,287,769	57,305,721
TOTAL RUSSIA		172,827,685
South Africa - 3.4%
MTN Group Ltd. (a)	12,777,441	53,154,856
Spain - 4.2%
Antena 3 Television SA (a)	1,297,180	65,896,017
Switzerland - 11.9%
Compagnie Financiere Richemont unit	1,995,127	51,360,467
Roche Holding AG (participation certificate)	446,781	46,902,521
UBS AG (Reg.)	673,876	47,710,421
Zurich Financial Services AG	251,473	39,793,103
TOTAL SWITZERLAND		185,766,512
United Kingdom - 4.1%
Vodafone Group PLC	26,199,869	64,294,478
United States of America - 3.9%
Synthes-Stratec, Inc.	56,673	61,638,176
TOTAL COMMON STOCKS (Cost $1,298,388,320)		1,460,091,913
Nonconvertible Preferred Stocks - 5.1%

Germany - 2.3%
Porsche AG (non-vtg.)	56,994	35,338,600
Italy - 2.8%
Banca Intesa Spa (Risp)	17,427,500	43,701,605
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,973,605)		79,040,205
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 1.06% (b)	8,430,747	8,430,747
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	151,368,189	151,368,189
TOTAL MONEY MARKET FUNDS (Cost $159,798,936)		159,798,936
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.94%, dated 4/30/04 due 5/3/04) (Cost $2,949,000)	$ 2,949,230	$ 2,949,000
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $1,518,109,861)		1,701,880,054
NET OTHER ASSETS - (8.8)%		(137,194,266)
NET ASSETS - 100%		$ 1,564,685,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,086,939,184 and $953,090,193, respectively.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $385,251,000 of which $251,000, $107,086,000, $127,649,000 and $150,265,000 will expire on October 31, 2006, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $139,936,384 and repurchase agreements of $2,949,000)(cost $1,518,109,861) - See accompanying schedule		$ 1,701,880,054
Cash		579
Receivable for investments sold		49,787,821
Receivable for fund shares sold		1,882,843
Dividends receivable		3,234,816
Interest receivable		35,452
Prepaid expenses		4,187
Other affiliated receivables		2,033
Other receivables		1,383,648
Total assets		1,758,211,433

Liabilities
Payable for investments purchased	$ 38,906,867
Payable for fund shares redeemed	1,714,880
Distributions payable	762
Accrued management fee	992,048
Other affiliated payables	412,364
Other payables and accrued expenses	130,535
Collateral on securities loaned, at value	151,368,189
Total liabilities		193,525,645

Net Assets		$ 1,564,685,788
Net Assets consist of:
Paid in capital		$ 1,565,194,655
Undistributed net investment income		1,638,803
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,034,252)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		183,886,582
Net Assets, for 57,773,699 shares outstanding		$ 1,564,685,788
Net Asset Value, offering price and redemption price per share ($1,564,685,788 ÷ 57,773,699 shares)		$ 27.08

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 8,990,255
Interest		247,087
Security lending		1,450,731
		10,688,073
Less foreign taxes withheld		(1,394,176)
Total income		9,293,897

Expenses
Management fee Basic fee	$ 5,522,995
Performance adjustment	221,398
Transfer agent fees	2,011,632
Accounting and security lending fees	351,695
Non-interested trustees' compensation	5,208
Custodian fees and expenses	257,977
Registration fees	42,925
Audit	32,218
Legal	2,105
Miscellaneous	8,873
Total expenses before reductions	8,457,026
Expense reductions	(778,824)	7,678,202
Net investment income (loss)		1,615,695
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	199,492,714
Foreign currency transactions	306,951
Total net realized gain (loss)		199,799,665
Change in net unrealized appreciation (depreciation) on: Investment securities	(42,161,343)
Assets and liabilities in foreign currencies	85,930
Total change in net unrealized appreciation (depreciation)		(42,075,413)
Net gain (loss)		157,724,252
Net increase (decrease) in net assets resulting from operations		$ 159,339,947

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Europe
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,615,695	$ 14,700,161
Net realized gain (loss)	199,799,665	(124,632,894)
Change in net unrealized appreciation (depreciation)	(42,075,413)	432,602,333
Net increase (decrease) in net assets resulting from operations	159,339,947	322,669,600
Distributions to shareholders from net investment income	(15,656,206)	(6,786,170)
Share transactions Net proceeds from sales of shares	256,978,930	298,317,243
Reinvestment of distributions	15,242,825	6,549,345
Cost of shares redeemed	(134,466,394)	(213,672,148)
Net increase (decrease) in net assets resulting from share transactions	137,755,361	91,194,440
Redemption fees	55,413	118,259
Total increase (decrease) in net assets	281,494,515	407,196,129

Net Assets
Beginning of period	1,283,191,273	875,995,144
End of period (including undistributed net investment income of $1,638,803 and undistributed net investment income of $15,679,314, respectively)	$ 1,564,685,788	$ 1,283,191,273
Other Information Shares
Sold	9,450,772	15,032,139
Issued in reinvestment of distributions	579,135	347,815
Redeemed	(4,920,117)	(10,560,777)
Net increase (decrease)	5,109,790	4,819,177

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.37	$ 18.31	$ 22.68	$ 34.88	$ 34.09	$ 32.82
Income from Investment Operations
Net investment income (loss) F	.03	.29	.12 G	.12	.20	.25
Net realized and unrealized gain (loss)	2.97	5.91	(4.25)	(8.11)	2.70	3.54
Total from investment operations	3.00	6.20	(4.13)	(7.99)	2.90	3.79
Distributions from net investment income	(.29)	(.14)	(.24)	(.12)	(.18)	(.28)
Distributions from net realized gain	-	-	-	(4.09)	(1.94)	(2.25)
Total distributions	(.29)	(.14)	(.24)	(4.21)	(2.12)	(2.53)
Redemption fees added to paid in capital F	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 27.08	$ 24.37	$ 18.31	$ 22.68	$ 34.88	$ 34.09
Total Return B, C, D, E	12.34%	34.09%	(18.49)%	(25.64)%	8.51%	12.18%
Ratios to Average Net Assets H
Expenses before expense reductions	1.11% A	1.03%	1.20%	1.06%	1.09%	.96%
Expenses net of voluntary waivers, if any	1.11% A	1.03%	1.20%	1.06%	1.09%	.96%
Expenses net of all reductions	1.01% A	.98%	1.13%	.99%	1.05%	.89%
Net investment income (loss)	.21% A	1.44%	.52%	.45%	.54%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,564,686	$ 1,283,191	$ 875,995	$ 1,059,368	$ 1,425,092	$ 1,317,402
Portfolio turnover rate	130% A	162%	127%	123%	144% I	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.05 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I The portfolio turnover rate does not include the assets acquired in the merger of Fidelity France, Fidelity Germany and Fidelity United Kingdom Funds. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
United Kingdom	32.1%
Germany	13.2%
France	10.2%
Netherlands	7.7%
Switzerland	7.2%
United States of America	4.8%
Italy	4.5%
Sweden	4.4%
Spain	4.2%
Other	11.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
United Kingdom	32.0%
Germany	16.4%
France	10.4%
Switzerland	6.6%
Sweden	5.7%
United States of America	5.3%
Netherlands	4.9%
Spain	4.7%
Denmark	3.7%
Other	10.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.2	96.8
Bonds	1.1	0.8
Short-Term Investments and Net Other Assets	3.7	2.4
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.9	3.8
Unilever PLC (United Kingdom, Food Products)	2.6	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.6	1.4
TANDBERG Television ASA (Norway, Communications Equipment)	2.2	1.4
Deutsche Boerse AG (Germany, Diversified Financial Services)	2.2	7.0
France Telecom SA (France, Telecommunication Services)	1.9	1.0
Shire Pharmaceuticals Group PLC (United Kingdom, Pharmaceuticals)	1.8	1.0
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.7	0.0
Galen Holdings PLC (United Kingdom, Pharmaceuticals)	1.7	0.9
Pernod-Ricard (France, Beverages)	1.6	1.7
	22.2
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.3	22.3
Telecommunication Services	18.4	17.1
Health Care	14.3	12.2
Financials	13.8	21.2
Information Technology	10.2	9.4
Consumer Staples	6.8	8.1
Industrials	4.1	3.9
Energy	4.1	1.8
Utilities	0.7	0.5
Materials	0.6	1.1

Semiannual Report

Europe Capital Appreciation

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (Note 1)
Canada - 0.4%
Telesystem International Wireless, Inc. (a)	157,400	$ 1,550,417
Denmark - 2.2%
Coloplast AS Series B	47,700	4,492,682
Novo Nordisk AS Series B	103,900	4,934,794
TOTAL DENMARK		9,427,476
Finland - 0.7%
Comptel Oyj	473,800	1,135,320
F-Secure Oyj (a)	1,051,400	1,788,749
TOTAL FINLAND		2,924,069
France - 10.2%
Alcatel SA sponsored ADR (a)	206,300	3,024,358
Alstom SA sponsored ADR	821,100	1,543,668
Assurances Generales France SA (Bearer)	28,500	1,739,731
Business Objects SA sponsored ADR (a)	114,500	2,510,985
Canal Plus SA	41,100	282,649
Casino Guichard Perrachon et Compagnie	27,400	2,437,475
CNP Assurances	43,000	2,550,156
France Telecom SA	132,972	3,206,986
France Telecom SA sponsored ADR	207,400	4,967,230
L'Oreal SA	66,000	4,973,792
NRJ Group	136,105	2,923,799
Pernod-Ricard	54,875	6,923,026
SEB SA	25,850	3,035,147
Vivendi Universal SA (a)	120,400	2,976,288
TOTAL FRANCE		43,095,290
Germany - 11.7%
Adidas-Salomon AG	32,600	3,762,854
Allianz AG (Reg.)	48,471	5,108,843
DAB Bank AG (a)	659,934	5,771,869
Deutsche Boerse AG	165,210	9,081,400
Deutsche Telekom AG (Reg.) (a)	295,400	5,045,432
Fresenius AG	245	20,107
Fresenius Medical Care AG	47,600	3,314,558
Puma AG	10,000	2,299,154
RWE AG	68,500	2,971,749
SAP AG	15,700	2,341,184
Siemens AG (Reg.)	91,600	6,538,408
Sixt AG	81,560	1,386,605
T-Online International AG (a)	158,000	1,716,949
TOTAL GERMANY		49,359,112
Greece - 1.3%
Cosmote Mobile Telecommunications SA	37,800	606,862
Greek Organization of Football Prognostics SA	175,580	3,348,969
STET Hellas Telecommunications SA ADR	85,800	1,595,880
TOTAL GREECE		5,551,711

	Shares	Value (Note 1)
Indonesia - 0.4%
PT Indosat (Persero) Tbk sponsored ADR	78,000	$ 1,801,800
Ireland - 0.2%
Waterford Wedgwood PLC unit (a)	2,728,472	788,169
Israel - 0.4%
Emblaze Ltd. (a)	770,300	1,465,176
Italy - 3.8%
Banca Intesa Spa	483,103	1,598,661
Banca Nazionale del Lavoro (BNL) (a)	756,800	1,691,037
Bulgari Spa	206,700	1,963,843
Fiat Spa (a)	651,000	4,578,383
Mediaset Spa	209,000	2,292,939
Telecom Italia Spa	773,724	2,478,795
Tiscali Spa (a)	233,300	1,210,866
TOTAL ITALY		15,814,524
Luxembourg - 0.4%
Millicom International Cellular SA unit (a)	60,700	1,525,106
Netherlands - 7.7%
ASML Holding NV (NY Shares) (a)	159,100	2,474,005
Completel Europe NV (a)	125,400	4,804,731
Hagemeyer NV	929,800	2,005,188
ING Groep NV (Certificaten Van Aandelen)	166,298	3,528,844
Koninklijke KPN NV	434,100	3,125,772
Koninklijke Philips Electronics NV	106,200	2,847,222
Koninklijke Philips Electronics NV (NY Shares)	65,700	1,761,417
Royal Dutch Petroleum Co. (Hague Registry)	145,800	7,094,628
Wolters Kluwer NV (Certificaten Van Aandelen)	291,600	4,908,592
TOTAL NETHERLANDS		32,550,399
Norway - 2.2%
TANDBERG Television ASA (a)	1,578,900	9,430,251
Poland - 0.3%
KGHM Polska Miedz SA sponsored GDR (Reg. S) (a)	90,500	1,235,325
Portugal - 1.8%
Media Capital SGPS SA	329,557	1,705,718
Portugal Telecom SGPS SA sponsored ADR	265,500	2,875,365
PT Multimedia SGPS SA	127,300	2,891,744
TOTAL PORTUGAL		7,472,827
Russia - 0.6%
OAO Gazprom sponsored ADR	38,000	1,174,200
Vimpel Communications sponsored ADR (a)	14,100	1,265,616
TOTAL RUSSIA		2,439,816
Spain - 4.2%
Banco Espanol de Credito SA (Reg.)	226,200	2,726,363
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Corporacion Mapfre SA (Reg.)	189,500	$ 2,270,400
Grupo Auxiliar Metalurgico SA (Gamesa)	87,200	3,611,677
Repsol YPF SA	216,700	4,524,696
Telefonica SA	30,500	448,655
Telefonica SA sponsored ADR	92,854	4,097,647
TOTAL SPAIN		17,679,438
Sweden - 4.4%
D. Carnegie & Co. AB	156,700	1,671,232
Modern Times Group AB (MTG) (B Shares) (a)	132,500	2,236,741
OMHEX AB	117,450	1,583,071
Skandia Foersaekrings AB	1,171,600	4,599,500
Song Networks Holding AB (a)	576,800	3,721,193
Tele2 AB (B Shares)	42,600	1,934,413
Telefonaktiebolaget LM Ericsson (B Shares) (a)	1,009,600	2,692,603
TOTAL SWEDEN		18,438,753
Switzerland - 7.2%
ABB Ltd. (Switzerland) (Reg.) (a)	388,600	2,189,718
Actelion Ltd. (Reg.) (a)	34,600	3,799,190
Clariant AG (Reg.)	113,000	1,434,851
Kudelski SA (Bearer) (a)	40,100	1,214,917
Micronas Semiconductor Holding AG	37,000	1,723,620
Novartis AG sponsored ADR	144,500	6,473,600
Phonak Holding AG	53,900	1,439,552
Roche Holding AG (participation certificate)	102,500	10,760,324
Sulzer AG (Reg.)	5,150	1,335,701
TOTAL SWITZERLAND		30,371,473
Turkey - 0.8%
Turkcell Iletisim Hizmet AS sponsored ADR (a)	120,500	3,428,225
United Kingdom - 31.0%
3i Group PLC	268,600	2,879,185
Amlin PLC	847,300	2,489,000
Autonomy Corp. PLC (a)	322,400	1,429,920
Axis Shield PLC (a)	237,900	592,064
Barratt Developments PLC	161,400	1,768,817
BP PLC sponsored ADR	80,000	4,232,000
British Sky Broadcasting Group PLC (BSkyB)	392,800	4,650,418
BT Group PLC	1,828,100	5,866,373
Cattles PLC	448,300	2,765,314
Celltech Group PLC (a)	251,700	1,880,344
Corin Group PLC	416,200	1,993,917
Dixons Group PLC	2,501,900	6,904,748
Easynet Group PLC (a)	1,486,500	3,223,822
Galen Holdings PLC	495,700	7,023,013
Hilton Group PLC	1,168,500	5,161,802
ITV PLC	2,044,059	4,487,523

	Shares	Value (Note 1)
Jazztel PLC (a)	4,578,800	$ 1,810,334
Lastminute.com PLC (a)	361,100	1,234,071
London Stock Exchange PLC	401,400	2,488,501
Maiden Group PLC	297,300	1,273,674
Marks & Spencer Group PLC	609,900	2,995,071
MyTravel Group PLC (a)	4,725,700	735,056
N Brown Group PLC	937,100	2,048,978
NDS Group PLC sponsored ADR (a)	106,900	2,744,123
Next PLC	92,300	2,288,875
Prudential PLC	449,500	3,539,808
Reckitt Benckiser PLC	127,700	3,327,907
Reuters Group PLC	299,579	1,986,399
Shire Pharmaceuticals Group PLC (a)	810,200	7,494,350
SkyePharma PLC (a)	914,200	962,888
Ted Baker PLC	520,400	4,042,639
Unilever PLC	1,159,600	11,152,453
Vodafone Group PLC	5,854,100	14,365,957
Vodafone Group PLC sponsored ADR	78,100	1,916,574
William Hill PLC	433,400	4,129,524
Woolworths Group PLC	2,214,600	1,594,397
Wyevale Garden Centres PLC	187,800	1,240,226
TOTAL UNITED KINGDOM		130,720,065
United States of America - 1.1%
Covad Communications Group, Inc. (a)	448,400	896,800
Network Associates, Inc. (a)	64,000	1,003,520
Secure Computing Corp. (a)	96,200	919,672
Synthes-Stratec, Inc.	1,705	1,854,377
TOTAL UNITED STATES OF AMERICA		4,674,369
TOTAL COMMON STOCKS (Cost $339,369,207)		391,743,791
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
ITV PLC (a)	193,482	268,276
Nonconvertible Preferred Stocks - 2.2%
Germany - 1.5%
Fresenius AG	24,700	1,723,796
Fresenius Medical Care AG	31,000	1,479,330
Porsche AG (non-vtg.)	5,232	3,244,053
TOTAL GERMANY		6,447,179
Italy - 0.7%
Telecom Italia Spa (Risp)	1,149,513	2,678,715
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,125,894
TOTAL PREFERRED STOCKS (Cost $7,493,559)		9,394,170
Nonconvertible Bonds - 1.1%
	Principal Amount	Value (Note 1)
United Kingdom - 1.1%
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)	$ 670,000	$ 304,850
9.25% 4/15/09 (c)	305,000	152,500
9.875% 2/1/10 (c)	555,000	330,225
11.25% 11/1/08 (c)	440,000	272,800
Telewest PLC 11% 10/1/07 (c)	5,590,000	3,521,700
TOTAL NONCONVERTIBLE BONDS (Cost $3,710,576)		4,582,075
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	5,687,586	5,687,586
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	48,423,957	48,423,957
TOTAL MONEY MARKET FUNDS (Cost $54,111,543)		54,111,543
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $404,684,885)		459,831,579
NET OTHER ASSETS - (9.2)%		(38,619,687)
NET ASSETS - 100%		$ 421,211,892
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $183,490,199 and $199,802,196, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,098 for the period.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $82,313,000 of which $9,648,000 and $72,665,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,847,873) (cost $404,684,885) - See accompanying schedule		$ 459,831,579
Foreign currency held at value (cost $16)		16
Receivable for investments sold		12,949,035
Receivable for fund shares sold		164,251
Dividends receivable		952,370
Interest receivable		1,755
Prepaid expenses		1,389
Other affiliated receivables		116
Other receivables		153,572
Total assets		474,054,083

Liabilities
Payable for investments purchased	$ 1,983,924
Payable for fund shares redeemed	1,934,949
Accrued management fee	339,793
Other affiliated payables	108,418
Other payables and accrued expenses	51,150
Collateral on securities loaned, at value	48,423,957
Total liabilities		52,842,191

Net Assets		$ 421,211,892
Net Assets consist of:
Paid in capital		$ 405,650,037
Distributions in excess of net investment income		(471,431)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,139,400)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,172,686
Net Assets, for 22,391,391 shares outstanding		$ 421,211,892
Net Asset Value, offering price and redemption price per share ($421,211,892 ÷ 22,391,391 shares)		$ 18.81

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 3,255,786
Interest		122,082
Security lending		206,867
		3,584,735
Less foreign taxes withheld		(404,204)
Total income		3,180,531

Expenses
Management fee Basic fee	$ 1,587,981
Performance adjustment	434,998
Transfer agent fees	537,495
Accounting and security lending fees	119,117
Non-interested trustees' compensation	1,426
Custodian fees and expenses	81,397
Registration fees	18,517
Audit	25,317
Legal	709
Miscellaneous	3,085
Total expenses before reductions	2,810,042
Expense reductions	(104,766)	2,705,276
Net investment income (loss)		475,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	45,338,706
Foreign currency transactions	41,910
Total net realized gain (loss)		45,380,616
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,990,436)
Assets and liabilities in foreign currencies	(4,405)
Total change in net unrealized appreciation (depreciation)		(7,994,841)
Net gain (loss)		37,385,775
Net increase (decrease) in net assets resulting from operations		$ 37,861,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 475,255	$ 3,602,232
Net realized gain (loss)	45,380,616	16,603,284
Change in net unrealized appreciation (depreciation)	(7,994,841)	68,101,071
Net increase (decrease) in net assets resulting from operations	37,861,030	88,306,587
Distributions to shareholders from net investment income	(4,908,750)	(5,760,355)
Share transactions Net proceeds from sales of shares	75,120,427	48,361,547
Reinvestment of distributions	4,561,606	5,388,395
Cost of shares redeemed	(85,481,174)	(166,305,284)
Net increase (decrease) in net assets resulting from share transactions	(5,799,141)	(112,555,342)
Redemption fees	43,506	18,274
Total increase (decrease) in net assets	27,196,645	(29,990,836)

Net Assets
Beginning of period	394,015,247	424,006,083
End of period (including distributions in excess of net investment income of $471,431 and undistributed net investment income of $3,962,064, respectively)	$ 421,211,892	$ 394,015,247
Other Information Shares
Sold	3,786,046	3,432,677
Issued in reinvestment of distributions	254,554	395,914
Redeemed	(4,472,358)	(11,609,649)
Net increase (decrease)	(431,758)	(7,781,058)

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.26	$ 13.85	$ 15.43	$ 19.58	$ 18.64	$ 16.28
Income from Investment Operations
Net investment income (loss) E	.02	.14	.19	.16	.14	.15
Net realized and unrealized gain (loss)	1.75	3.46	(1.60)	(3.33)	1.39	2.20
Total from investment operations	1.77	3.60	(1.41)	(3.17)	1.53	2.35
Distributions from net investment income	(.22)	(.19)	(.17)	(.11)	(.13)	-
Distributions from net realized gain	-	-	-	(.87)	(.47)	-
Total distributions	(.22)	(.19)	(.17)	(.98)	(.60)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 18.81	$ 17.26	$ 13.85	$ 15.43	$ 19.58	$ 18.64
Total Return B, C, D	10.32%	26.36%	(9.29)%	(16.97)%	8.19%	14.50%
Ratios to Average Net Assets F
Expenses before expense reductions	1.28% A	1.39%	1.37%	1.26%	1.09%	1.07%
Expenses net of voluntary waivers, if any	1.28% A	1.39%	1.37%	1.26%	1.09%	1.07%
Expenses net of all reductions	1.24% A	1.32%	1.32%	1.21%	1.04%	.97%
Net investment income (loss)	.22% A	.94%	1.18%	.90%	.68%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 421,212	$ 394,015	$ 424,006	$ 406,771	$ 643,150	$ 474,755
Portfolio turnover rate	90% A	184%	121%	67%	156%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan	97.7%
United States of America	2.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan	98.6%
United States of America	1.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	98.6
Short-Term Investments and Net Other Assets	2.3	1.4
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Mizuho Financial Group, Inc. (Commercial Banks)	5.8	2.5
UFJ Holdings, Inc. (Commercial Banks)	5.4	0.6
Toyota Motor Corp. (Automobiles)	4.7	1.3
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	4.2	5.3
Konica Minolta Holdings, Inc. (Office Electronics)	3.2	5.1
Yokogawa Electric Corp. (Electronic Equipment & Instruments)	2.4	0.8
Ricoh Co. Ltd. (Office Electronics)	2.2	3.4
Koyo Seiko Co. Ltd. (Machinery)	2.1	2.5
JSR Corp. (Chemicals)	2.0	3.5
Matsushita Electric Industrial Co. Ltd. (Household Durables)	1.9	0.1
	33.9
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.6	28.5
Financials	20.5	14.5
Information Technology	17.2	18.4
Industrials	12.4	9.6
Materials	8.5	9.8
Health Care	4.9	4.6
Consumer Staples	3.3	7.8
Energy	1.5	0.0
Telecommunication Services	0.8	5.4

Semiannual Report

Japan

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 28.6%
Auto Components - 3.0%
Aisin Seiki Co. Ltd.	279,600	$ 4,822,068
Bridgestone Corp.	142,000	2,356,871
Exedy Corp.	113,200	1,566,050
NOK Corp.	77,200	2,928,976
Riken Corp.	79,000	272,351
Stanley Electric Co. Ltd.	72,300	1,339,414
Toyoda Gosei Co. Ltd.	270,700	7,263,832
		20,549,562
Automobiles - 7.7%
Daihatsu Motor Co. Ltd.	768,000	4,503,765
Mazda Motor Corp.	3,033,000	9,459,107
Nissan Motor Co. Ltd.	12,400	135,408
Suzuki Motor Corp.	429,400	6,646,313
Toyota Motor Corp.	868,200	31,780,461
		52,525,054
Hotels, Restaurants & Leisure - 0.5%
Denny's Japan Co. Ltd.	31,000	590,826
Yoshinoya D&C Co. Ltd.	1,620	2,518,974
		3,109,800
Household Durables - 6.9%
Casio Computer Co. Ltd.	996,000	11,265,704
Funai Electric Co. Ltd.	1,500	218,844
Matsushita Electric Industrial Co. Ltd.	865,000	12,784,700
Pioneer Corp.	5,900	165,133
Sanyo Electric Co. Ltd.	1,193,000	5,300,063
Sekisui Chemical Co. Ltd.	364,000	2,525,940
Sony Corp.	270,300	10,379,520
Sumitomo Forestry Co. Ltd.	383,000	3,957,757
		46,597,661
Internet & Catalog Retail - 0.2%
Nissen Co. Ltd.	67,000	1,416,845
Leisure Equipment & Products - 1.8%
Fuji Photo Film Co. Ltd.	143,000	4,561,700
Heiwa Corp.	67,300	989,655
Mizuno Corp.	488,000	2,298,086
Nidec Copal Corp.	114,300	1,880,866
Pentax Corp.	417,000	2,230,505
		11,960,812
Media - 0.0%
SKY Perfect Communications, Inc. (a)	6	7,837
Multiline Retail - 3.0%
Don Quijote Co. Ltd.	149,900	10,468,749
The Daimaru, Inc.	1,150,000	9,819,556
		20,288,305
Specialty Retail - 4.5%
Autobacs Seven Co. Ltd.	38,800	1,023,903
Fast Retailing Co. Ltd.	148,000	11,309,171
Nishimatsuya Chain Co. Ltd.	53,500	1,929,969
Nitori Co. Ltd.	28,900	1,830,872

	Shares	Value (Note 1)
Otsuka Kagu Ltd.	103,800	$ 3,698,387
Yamada Denki Co. Ltd.	316,100	10,644,722
		30,437,024
Textiles Apparel & Luxury Goods - 1.0%
Onward Kashiyama Co. Ltd.	460,000	6,874,711
TOTAL CONSUMER DISCRETIONARY		193,767,611
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 3.0%
Ito Yokado Ltd.	16,000	652,534
Lawson, Inc.	336,900	12,392,872
Matsumotokiyoshi Co. Ltd.	239,300	7,101,658
		20,147,064
Food Products - 0.3%
Kibun Food Chemifa Co. Ltd.	126,000	2,541,365
TOTAL CONSUMER STAPLES		22,688,429
ENERGY - 1.5%
Oil & Gas - 1.5%
Nippon Mining Holdings, Inc.	2,433,000	10,030,687
FINANCIALS - 20.5%
Capital Markets - 2.1%
JAFCO Co. Ltd.	44,000	3,518,567
Mitsubishi Securities Co. Ltd.	810,000	10,255,822
Nomura Holdings, Inc.	41,000	671,580
		14,445,969
Commercial Banks - 15.9%
Fukuoka City Bank Ltd. (a)	559,000	1,857,608
Mizuho Financial Group, Inc. (a)	8,419	39,048,251
Nishi-Nippon Bank Ltd. (a)	174,000	703,447
Sumitomo Mitsui Financial Group, Inc.	3,822	28,322,223
Tokyo Tomin Bank Ltd.	37,300	914,721
UFJ Holdings, Inc. (a)	5,993	36,369,354
		107,215,604
Consumer Finance - 0.8%
Aiful Corp.	34,600	3,443,220
SFCG Co. Ltd.	9,120	1,834,602
		5,277,822
Real Estate - 1.7%
Mitsui Fudosan Co. Ltd.	425,000	4,588,131
Sumitomo Realty & Development Co. Ltd.	645,000	7,100,708
		11,688,839
TOTAL FINANCIALS		138,628,234
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.0%
Terumo Corp.	8,500	176,728
Health Care Providers & Services - 1.0%
Kuraya Sanseido, Inc.	530,200	6,736,687
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 3.9%
Chugai Pharmaceutical Co. Ltd.	279,500	$ 4,147,333
Fujisawa Pharmaceutical Co. Ltd.	247,200	5,633,865
Sankyo Co. Ltd.	449,800	8,173,035
Takeda Chemical Industries Ltd.	3,200	126,526
Yamanouchi Pharmaceutical Co. Ltd.	240,600	7,867,089
		25,947,848
TOTAL HEALTH CARE		32,861,263
INDUSTRIALS - 12.4%
Air Freight & Logistics - 1.1%
Yamato Transport Co. Ltd.	482,000	7,182,088
Building Products - 3.5%
Asahi Glass Co. Ltd.	1,013,000	10,512,909
Daikin Industries Ltd.	146,000	3,353,390
Toto Ltd.	947,000	9,928,933
		23,795,232
Commercial Services & Supplies - 0.9%
Diamond Lease Co. Ltd.	150,400	5,906,643
Construction & Engineering - 0.0%
Kajima Corp.	77,000	264,088
Electrical Equipment - 0.5%
Fujikura Ltd.	619,000	3,288,989
Furukawa Electric Co. Ltd.	79,000	299,025
		3,588,014
Machinery - 3.4%
Fanuc Ltd.	9,300	558,599
Hino Motors Ltd.	692,000	4,027,337
Koyo Seiko Co. Ltd.	1,384,000	14,190,984
Kubota Corp.	759,000	3,230,337
Organo Corp.	25,000	116,841
SMC Corp.	4,200	472,074
THK Co. Ltd.	10,500	199,186
		22,795,358
Marine - 0.4%
Mitsui O.S.K. Lines Ltd.	672,000	2,883,945
Road & Rail - 0.4%
East Japan Railway Co.	236	1,182,665
Fukuyama Transporting Co. Ltd.	148,000	656,195
Keio Electric Railway Co. Ltd.	110,000	604,021
		2,442,881
Trading Companies & Distributors - 2.2%
Itochu Corp.	304,000	1,261,424
Mitsui & Co. Ltd.	858,000	6,937,441
Sumitomo Corp.	881,000	6,630,250
		14,829,115

	Shares	Value (Note 1)
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	47,000	$ 319,470
TOTAL INDUSTRIALS		84,006,834
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.4%
Japan Radio Co. Ltd. (a)	641,000	2,654,083
Computers & Peripherals - 1.1%
Fujitsu Ltd.	1,077,000	7,339,757
Electronic Equipment & Instruments - 7.5%
Anritsu Corp. (a)	231,000	1,648,155
Dainippon Screen Manufacturing Co. Ltd. (a)	375,000	2,508,978
Hitachi Ltd.	189,000	1,345,680
Hoya Corp.	12,600	1,336,736
Kyocera Corp.	38,600	3,206,116
Murata Manufacturing Co. Ltd.	20,400	1,312,319
Nidec Corp.	10,800	1,142,894
Nippon Chemi-con Corp.	220,000	1,192,403
Nippon Electric Glass Co. Ltd.	456,000	10,534,376
Omron Corp.	414,600	9,909,510
Yokogawa Electric Corp.	1,243,000	16,555,541
		50,692,708
IT Services - 0.3%
Nomura Research Institute Ltd.	14,200	1,439,609
NS Solutions Corp.	11,600	745,190
		2,184,799
Office Electronics - 5.4%
Canon, Inc.	3,000	156,930
Konica Minolta Holdings, Inc.	1,596,500	21,675,189
Ricoh Co. Ltd.	771,000	15,071,194
		36,903,313
Semiconductors & Semiconductor Equipment - 2.0%
Rohm Co. Ltd.	9,700	1,186,797
Sanken Electric Co. Ltd.	550,000	7,051,794
Tokyo Electron Ltd.	86,500	5,164,829
		13,403,420
Software - 0.5%
Nintendo Co. Ltd.	35,500	3,286,750
TOTAL INFORMATION TECHNOLOGY		116,464,830
MATERIALS - 8.5%
Chemicals - 6.2%
Asahi Kasei Corp.	1,541,000	8,256,397
JSR Corp.	643,200	13,287,388
Kaneka Corp.	63,000	570,408
Nitto Denko Corp.	222,100	12,097,055
Toray Industries, Inc.	1,730,000	7,762,616
		41,973,864
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Construction Materials - 0.2%
Taiheiyo Cement Corp.	463,000	$ 1,172,456
Containers & Packaging - 0.4%
Rengo Co. Ltd.	618,000	2,531,396
Metals & Mining - 1.4%
Nittetsu Mining Co. Ltd.	171,000	618,388
Sumitomo Metal Industries Ltd.	7,455,000	8,809,878
		9,428,266
Paper & Forest Products - 0.3%
Oji Paper Co. Ltd.	397,000	2,430,414
TOTAL MATERIALS		57,536,396
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Nippon Telegraph & Telephone Corp.	954	4,955,076
Wireless Telecommunication Services - 0.1%
KDDI Corp.	94	552,077
NTT DoCoMo, Inc.	1	2,010
NTT DoCoMo, Inc. (c)	28	54,484
		608,571
TOTAL TELECOMMUNICATION SERVICES		5,563,647
TOTAL COMMON STOCKS (Cost $575,472,842)		661,547,931
Money Market Funds - 15.3%

Fidelity Cash Central Fund, 1.06% (b)	10,020,984	10,020,984
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	93,500,736	93,500,736
TOTAL MONEY MARKET FUNDS (Cost $103,521,720)		103,521,720
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $678,994,562)		765,069,651
NET OTHER ASSETS - (13.0)%		(88,131,672)
NET ASSETS - 100%		$ 676,937,979
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $54,484 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $415,091,709 and $330,580,940, respectively.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $150,872,000 of which $62,465,000, $75,996,000 and $12,411,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,474,201) (cost $678,994,562) - See accompanying schedule		$ 765,069,651
Receivable for investments sold		5,851,583
Receivable for fund shares sold		8,039,659
Dividends receivable		2,562,228
Interest receivable		12,324
Prepaid expenses		1,525
Other affiliated receivables		16,180
Other receivables		115,391
Total assets		781,668,541

Liabilities
Payable for investments purchased	$ 8,213,261
Payable for fund shares redeemed	2,422,476
Accrued management fee	364,071
Other affiliated payables	162,204
Other payables and accrued expenses	67,814
Collateral on securities loaned, at value	93,500,736
Total liabilities		104,730,562

Net Assets		$ 676,937,979
Net Assets consist of:
Paid in capital		$ 676,639,866
Accumulated net investment loss		(205,651)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,471,566)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,975,330
Net Assets, for 54,628,885 shares outstanding		$ 676,937,979
Net Asset Value, offering price and redemption price per share ($676,937,979 ÷ 54,628,885 shares)		$ 12.39
Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 2,953,287
Interest		48,748
Security lending		494,796
		3,496,831
Less foreign taxes withheld		(207,523)
Total income		3,289,308

Expenses
Management fee Basic fee	$ 2,066,694
Performance adjustment	(227,152)
Transfer agent fees	737,214
Accounting and security lending fees	155,113
Non-interested trustees' compensation	1,943
Custodian fees and expenses	123,828
Registration fees	21,410
Audit	28,551
Legal	757
Miscellaneous	3,532
Total expenses before reductions	2,911,890
Expense reductions	(545)	2,911,345
Net investment income (loss)		377,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	66,081,995
Foreign currency transactions	(30,458)
Total net realized gain (loss)		66,051,537
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,146,496)
Assets and liabilities in foreign currencies	(135,225)
Total change in net unrealized appreciation (depreciation)		(11,281,721)
Net gain (loss)		54,769,816
Net increase (decrease) in net assets resulting from operations		$ 55,147,779

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 377,963	$ (149,235)
Net realized gain (loss)	66,051,537	(11,585,942)
Change in net unrealized appreciation (depreciation)	(11,281,721)	138,486,482
Net increase (decrease) in net assets resulting from operations	55,147,779	126,751,305
Distributions to shareholders from net investment income	(461,710)	-
Share transactions Net proceeds from sales of shares	187,238,218	217,644,017
Reinvestment of distributions	397,157	-
Cost of shares redeemed	(95,067,339)	(98,660,885)
Net increase (decrease) in net assets resulting from share transactions	92,568,036	118,983,132
Redemption fees	332,029	324,669
Total increase (decrease) in net assets	147,586,134	246,059,106
Net Assets
Beginning of period	529,351,845	283,292,739
End of period (including accumulated net investment loss of $205,651 and accumulated net investment loss of $121,904, respectively)	$ 676,937,979	$ 529,351,845
Other Information Shares
Sold	15,623,078	23,290,337
Issued in reinvestment of distributions	35,942	-
Redeemed	(8,356,117)	(10,323,638)
Net increase (decrease)	7,302,903	12,966,699

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 8.25	$ 9.67	$ 20.43	$ 21.77	$ 10.09
Income from Investment Operations
Net investment income (loss) E	.01	- G	(.07)	(.07)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.19	2.93	(1.37)	(6.64)	(.81)	11.74
Total from investment operations	1.20	2.93	(1.44)	(6.71)	(.95)	11.67
Distributions from net investment income	(.01)	-	-	-	(.30)	-
Distributions in excess of net investment income	-	-	-	-	(.16)	(.03)
Distributions from net realized gain	-	-	-	(4.07)	-	-
Total distributions	(.01)	-	-	(4.07)	(.46)	(.03)
Redemption fees added to paid in capital E	.01	.01	.02	.02	.07	.04
Net asset value, end of period	$ 12.39	$ 11.19	$ 8.25	$ 9.67	$ 20.43	$ 21.77
Total Return B, C, D	10.82%	35.64%	(14.68)%	(40.35)%	(4.35)%	116.35%
Ratios to Average Net Assets F
Expenses before expense reductions	1.02% A	1.03%	1.50%	1.42%	1.17%	1.24%
Expenses net of voluntary waivers, if any	1.02% A	1.03%	1.50%	1.42%	1.17%	1.24%
Expenses net of all reductions	1.02% A	1.03%	1.50%	1.40%	1.16%	1.23%
Net investment income (loss)	.13% A	(.04)%	(.77)%	(.57)%	(.58)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 676,938	$ 529,352	$ 283,293	$ 322,936	$ 623,950	$ 891,241
Portfolio turnover rate	117% A	86%	66%	75%	124%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan	91.7%
United States of America	8.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan	88.2%
United States of America	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.7	88.2
Short-Term Investments and Net Other Assets	8.3	11.8
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Specialty Retail)	3.7	4.0
NOK Corp. (Auto Components)	3.4	4.5
Reins International, Inc. (Hotels, Restaurants & Leisure)	2.4	2.6
Telewave, Inc. (Internet Software & Services)	1.9	0.7
Tokyo Steel Manufacturing Co. Ltd. (Metals & Mining)	1.8	0.0
Nippon Electric Glass Co. Ltd. (Electronic Equipment & Instruments)	1.8	0.0
Nishimatsuya Chain Co. Ltd. (Specialty Retail)	1.7	2.3
Chiyoda Integre Co. Ltd. (Electrical Equipment)	1.6	2.0
Dwango Co. Ltd. (Internet Software & Services)	1.5	0.0
Kobe Steel Ltd. (Metals & Mining)	1.5	0.0
	21.3
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.1	33.1
Information Technology	24.5	21.3
Industrials	15.8	14.6
Materials	12.2	9.0
Financials	7.2	4.8
Health Care	3.4	4.8
Consumer Staples	1.1	0.6
Telecommunication Services	0.2	0.0
Energy	0.2	0.0

Semiannual Report

Japan Smaller Companies

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 27.1%
Auto Components - 7.0%
Alpha Corp.	1,700	$ 69,634
Fuji Kiko Co. Ltd.	1,681,000	4,809,437
Imasen Electric Industrial Co. Ltd.	109,000	755,426
NHK Spring Co. Ltd.	1,406,000	8,157,726
Nissin Kogyo Co. Ltd.	124,000	2,969,279
NOK Corp.	1,242,300	47,132,987
Pacific Industrial Co. Ltd.	348,000	1,270,842
Stanley Electric Co. Ltd.	468,400	8,677,479
Suncall Corp.	233,000	1,776,290
Toyoda Gosei Co. Ltd.	745,300	19,999,018
Unipres Corp.	120,000	879,642
		96,497,760
Automobiles - 0.1%
Yamaha Motor Co. Ltd.	72,000	1,009,509
Distributors - 1.0%
Crymson Co. Ltd.	1,125	6,457,370
Hybrid Service Co. Ltd.	1,090	1,384,947
Ohashi Technica, Inc.	226,500	5,534,412
		13,376,729
Hotels, Restaurants & Leisure - 4.2%
H.I.S. Co. Ltd.	407,500	10,970,864
Kappa Create Co. Ltd.	112,950	13,488,266
Kazokutei Co. Ltd.	103,000	475,895
Reins International, Inc. (c)	6,444	33,781,439
		58,716,464
Household Durables - 1.1%
Funai Electric Co. Ltd.	24,800	3,618,224
Haseko Corp. (a)	1,985,500	5,662,987
Japan General Estate Co. Ltd.	339,500	4,600,237
Sanko Soflan Co., Inc.	494,000	2,207,830
		16,089,278
Internet & Catalog Retail - 0.5%
Nissen Co. Ltd.	209,100	4,421,825
Prime Network, Inc. (a)	2,164	2,403,465
		6,825,290
Leisure Equipment & Products - 1.7%
Aruze Corp.	282,000	7,291,430
Endo Manufacturing Co. Ltd.	287,000	2,070,659
Kimoto Co. Ltd.	115,000	1,706,416
Nidec Copal Corp.	250,000	4,113,880
Pentax Corp.	1,079,000	5,771,498
Salomon & TaylorMade Co. Ltd.	280,000	2,960,572
		23,914,455
Media - 1.7%
Apamanshop Co. Ltd.	5,318	6,615,261
Cyber Agent Ltd. (a)	1,439	11,737,459

	Shares	Value (Note 1)
SKY Perfect Communications, Inc. (a)	2,342	$ 3,058,967
Usen Corp. (a)	6,640	1,726,287
		23,137,974
Multiline Retail - 0.9%
Don Quijote Co. Ltd.	170,000	11,872,497
Komehyo Co. Ltd.	2,500	87,964
		11,960,461
Specialty Retail - 8.5%
Arc Land Sakamoto Co. Ltd.	666,100	9,753,652
Culture Convenience Club Co. Ltd.	994,000	10,598,350
Nishimatsuya Chain Co. Ltd.	647,800	23,368,863
Pal Co. Ltd.	214,400	11,029,960
Top Culture Co. Ltd.	232,600	2,492,457
USS Co. Ltd.	614,860	50,971,623
Yamada Denki Co. Ltd.	300,000	10,102,551
		118,317,456
Textiles Apparel & Luxury Goods - 0.4%
Fuji Spinning Co. Ltd. (a)	2,724,000	3,509,504
Honeys Co. Ltd.	5,900	456,081
Workman Co. Ltd.	77,000	1,600,948
		5,566,533
TOTAL CONSUMER DISCRETIONARY		375,411,909
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.7%
Daikokutenbussan Co. Ltd.	55,000	2,443,449
Kraft, Inc.	144,100	2,304,661
Plant Co. Ltd.	222,800	3,939,480
		8,687,590
Food Products - 0.4%
Kibun Food Chemifa Co. Ltd.	248,000	5,002,051
Pickles Corp.	226,000	903,632
		5,905,683
TOTAL CONSUMER STAPLES		14,593,273
ENERGY - 0.2%
Oil & Gas - 0.2%
Nippon Mining Holdings, Inc.	469,000	1,933,577
FINANCIALS - 7.2%
Capital Markets - 2.1%
Kobayashi Yoko Co. Ltd.	43,900	928,351
Matsui Securities Co. Ltd.	314,800	10,181,382
Mitsubishi Securities Co. Ltd.	1,401,000	17,738,774
Okato Shoji Co. Ltd.	52,000	305,405
		29,153,912
Commercial Banks - 2.9%
Bank of Yokohama Ltd.	2,549,000	13,657,077
Chiba Bank Ltd.	994,000	5,299,175
Fukuoka City Bank Ltd. (a)	2,336,000	7,762,740
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Mitsui Trust Holdings, Inc.	1,891,000	$ 13,122,397
Nishi-Nippon Bank Ltd. (a)	127,000	513,435
		40,354,824
Consumer Finance - 0.6%
SFCG Co. Ltd.	19,910	4,005,145
STB Leasing Co. Ltd.	230,700	5,186,074
		9,191,219
Diversified Financial Services - 0.1%
ACE Koeki Co. Ltd.	109,000	676,978
Osaka Securities Exchange Co. Ltd.	14	48,140
Yutaka Shoji Co. Ltd.	56,000	332,878
		1,057,996
Real Estate - 1.5%
Diamond City Co. Ltd.	179,800	6,677,849
Kennedy-Wilson Japan Co. Ltd. (a)	487	2,371,265
Kyoritsu Maintenance Co. Ltd.	37,900	801,469
Mitsui Fudosan Co. Ltd.	369,000	3,983,577
Relo Holdings Corp.	199,800	6,515,266
		20,349,426
TOTAL FINANCIALS		100,107,377
HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 1.9%
A&T Corp.	106,000	586,765
Hogy Medical Co.	319,100	15,991,033
Japan Medical Dynamic Marketing, Inc.	318,000	3,961,373
JEOL Ltd.	114,000	825,530
Nakanishi, Inc.	75,000	4,598,127
		25,962,828
Health Care Providers & Services - 1.0%
AS One Corp.	173,700	4,421,759
Hoshiiryou Sanki Co. Ltd.	85,000	1,563,363
Nichii Gakkan Co.	158,100	8,049,281
		14,034,403
Pharmaceuticals - 0.5%
Fuji Pharmaceutical Co. Ltd.	162,000	2,518,974
Sawai Pharmaceutical Co. Ltd.	135,700	5,052,013
		7,570,987
TOTAL HEALTH CARE		47,568,218
INDUSTRIALS - 15.8%
Air Freight & Logistics - 0.7%
Kintetsu World Express, Inc.	250,500	5,453,112
Yusen Air & Sea Service Co. Ltd.	126,640	3,938,307
		9,391,419

	Shares	Value (Note 1)
Airlines - 0.0%
Skymark Airlines Co. Ltd. (a)	755	$ 568,871
Building Products - 0.0%
Oiles Corp.	44,200	869,895
Commercial Services & Supplies - 5.6%
AJIS Co. Ltd.	37,570	914,666
ARRK Corp.	415,400	17,310,513
Diamond Lease Co. Ltd.	10,800	424,147
Fullcast Co. Ltd.	711	1,914,180
Fullcast Co. Ltd. New (a)	625	1,682,648
Intelligence Ltd.	2,204	10,124,480
Okamura Corp.	376,000	2,458,874
Secom Techno Service Co. Ltd.	50,000	1,954,759
Studio Alice Co. Ltd.	508,700	10,893,047
Sumisho Lease Co. Ltd.	185,800	6,240,338
Take & Give Needs Co. Ltd. (a)	412	4,392,877
Teraoka Seisakusho Co. Ltd.	81,000	869,406
Toppan Printing Co. Ltd.	1,560,000	17,977,744
		77,157,679
Construction & Engineering - 0.5%
Token Corp.	76,700	6,808,187
Electrical Equipment - 2.8%
Chiyoda Integre Co. Ltd. (c)	694,600	22,341,584
Fujikura Ltd.	2,490,000	13,230,344
Iwabuchi Corp.	250,000	2,132,465
Sansha Electric Manufacturing Co. Ltd.	232,000	1,814,017
		39,518,410
Machinery - 3.1%
Harmonic Drive Systems, Inc.	151	1,610,011
Hitachi Construction Machinery Co. Ltd.	467,000	6,141,143
Koyo Seiko Co. Ltd.	322,000	3,301,660
Nihon Trim Co. Ltd.	101,850	7,058,725
Nitta Corp.	360,200	5,514,417
NTN Corp.	656,000	2,751,164
OSG Corp. Co. Ltd.	101,300	1,530,132
THK Co. Ltd.	607,500	11,524,306
Toshiba Machine Co. Ltd.	636,000	2,639,032
Yuken Kogyo Co. Ltd. (a)	213,000	484,496
		42,555,086
Marine - 0.5%
Mitsui O.S.K. Lines Ltd.	1,582,000	6,789,288
Road & Rail - 0.8%
Hamakyorex Co. Ltd.	346,800	10,784,940
Trading Companies & Distributors - 1.8%
Hanwa Co. Ltd.	4,405,000	15,734,124
Nissho Iwai-Nichimen Holdings Corp. (a)	1,493,000	8,728,836
		24,462,960
TOTAL INDUSTRIALS		218,906,735
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 0.7%
Hitachi Kokusai Electric, Inc.	702,000	$ 5,445,302
Japan Radio Co. Ltd. (a)	847,000	3,507,034
		8,952,336
Computers & Peripherals - 1.0%
IO Data Device, Inc.	1,800	26,549
Meiko Electronics Co. Ltd.	269,300	7,752,682
Meiko Electronics Co. Ltd. New	230,000	6,621,303
		14,400,534
Electronic Equipment & Instruments - 11.6%
Arisawa Manufacturing Co. Ltd.	301,340	13,708,734
Citizen Electronics Co. Ltd.	92,750	5,892,378
CMK Corp.	685,000	9,963,453
Dainippon Screen Manufacturing Co. Ltd. (a)	702,000	4,696,807
EM Systems Co. Ltd.	227,300	1,910,562
Enplas Corp.	520,000	17,095,259
Excel Co. Ltd.	292,900	6,219,964
Honda Tsushin Kogyo Co. Ltd.	390,200	2,319,444
Iriso Electronics Co. Ltd.	13,000	173,263
KAGA ELECTRONICS Co. Ltd.	1,053,800	18,867,044
Nagano Keiki Co. Ltd.	287,000	5,814,165
Nihon Aim Co. Ltd. (c)	1,580	14,600,275
Nippon Chemi-con Corp.	952,000	5,159,854
Nippon Electric Glass Co. Ltd.	1,066,000	24,626,413
Pixela Corp.	67,100	1,609,744
Showa Shinku Co. Ltd.	57,400	1,198,534
Siix Corp.	302,600	7,259,443
SMK Corp.	269,000	1,297,845
Sonocom Co. Ltd.	57,000	754,626
Sunx Ltd.	88,400	999,888
Tietech Co. Ltd.	326,000	3,765,577
Tosei Engineering Corp.	122,000	1,960,961
Yokogawa Electric Corp.	861,000	11,467,675
		161,361,908
Internet Software & Services - 3.4%
Dwango Co. Ltd.	872	21,151,917
Telewave, Inc. (c)	3,055	26,058,719
		47,210,636
IT Services - 2.1%
Faith, Inc.	2,402	17,564,810
Future System Consulting Corp.	1,369	3,357,246
ITX Corp. (a)	2,016	3,188,461
Matsushita Electric Works Information Systems Co. Ltd.	10,600	1,101,951
NEC Soft Ltd.	151,400	4,156,760
		29,369,228
Office Electronics - 1.6%
Canon Fintech, Inc.	240,000	4,190,293

	Shares	Value (Note 1)
Konica Minolta Holdings, Inc.	725,000	$ 9,843,102
Riso Kagaku Corp.	173,600	7,403,917
		21,437,312
Semiconductors & Semiconductor Equipment - 2.1%
AOI Electronics Co. Ltd.	104,400	2,022,216
Aval Data Corp.	112,000	955,344
Sanken Electric Co. Ltd.	377,000	4,833,684
Shinko Electric Industries Co.Ltd.	453,400	13,697,176
Techno Quartz, Inc.	82,000	572,673
Tokyo Seimitsu Co. Ltd.	78,700	2,531,360
Towa Corp.	348,800	4,152,904
		28,765,357
Software - 2.0%
Core Corp.	67,900	1,502,241
Konami Computer Tokyo, Inc.	375,900	7,782,137
Nihon Falcom Corp.	237	905,498
VIC Tokai Corp.	663,100	7,070,187
Works Applications Co. Ltd. (a)	2,982	10,916,300
		28,176,363
TOTAL INFORMATION TECHNOLOGY		339,673,674
MATERIALS - 12.2%
Chemicals - 5.1%
C. Uyemura & Co. Ltd.	338,000	11,562,401
Harima Chemicals, Inc.	320,000	2,448,070
Hitachi Chemical Co. Ltd.	249,500	4,478,087
JSP Corp.	234,200	2,497,116
Kaneka Corp.	421,000	3,811,772
Kuraray Co. Ltd.	351,000	2,582,308
Lintec Corp.	693,000	10,172,176
Nanbu Plastics Co. Ltd.	2,000	31,632
Nifco, Inc.	654,000	10,529,471
Nihon Micro Coating Co. Ltd.	28,100	621,693
Nippon Chemical Industrial Co. Ltd.	1,523,000	6,549,617
Nippon Shokubai Co. Ltd.	468,000	3,293,378
NOF Corp.	463,000	1,875,929
Okamoto Glass Co. Ltd.	209,000	3,361,209
Osaka Organic Chemical Industry Ltd.	195,000	3,881,086
Soken Chemical & Engineer Co. Ltd.	109,100	2,743,354
T&K Toka Co. Ltd.	34,100	818,067
		71,257,366
Construction Materials - 0.2%
Sumitomo Osaka Cement Co. Ltd.	994,000	2,437,620
Containers & Packaging - 1.8%
FP Corp.	21,700	414,542
Fuji Seal, Inc.	234,200	9,197,711
Rengo Co. Ltd.	3,269,000	13,390,181
Sun A Kaken Co. Ltd.	116,000	1,638,799
		24,641,233
Metals & Mining - 4.8%
Kobe Steel Ltd. (a)	15,220,000	20,690,772
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Neturen Co. Ltd.	395,000	$ 2,256,725
Pacific Metals Co. Ltd. (a)	1,000,000	4,176,077
Sumitomo Metal Mining Co. Ltd.	1,963,000	11,703,437
Tokyo Steel Manufacturing Co. Ltd.	1,515,800	25,051,022
Tokyo Tekko Co. Ltd. (a)	712,000	3,080,914
		66,958,947
Paper & Forest Products - 0.3%
Hivic Co. Ltd.	12,300	167,212
Kokusai Chart Corp.	208,900	4,027,808
		4,195,020
TOTAL MATERIALS		169,490,186
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Mitsui & Associates Telepark Corp.	556	3,166,675
TOTAL COMMON STOCKS (Cost $905,953,699)		1,270,851,624
Money Market Funds - 25.6%

Fidelity Cash Central Fund, 1.06% (b)	144,512,498	144,512,498
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	210,329,103	210,329,103
TOTAL MONEY MARKET FUNDS (Cost $354,841,601)		354,841,601
TOTAL INVESTMENT PORTFOLIO - 117.3% (Cost $1,260,795,300)		1,625,693,225
NET OTHER ASSETS - (17.3)%		(239,403,076)
NET ASSETS - 100%		$ 1,386,290,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $511,299,212 and $235,652,668, respectively.
Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Chiyoda Integre Co. Ltd.	$ 18,936,810	$ 271,544	$ -	$ -	$ 22,341,584
Nihon Aim Co. Ltd.	-	5,274,830	-	18,392	14,600,275
Reins International, Inc.	24,595,233	5,773,332	-	60,633	33,781,439
Telewave, Inc.	6,267,782	10,280,943	757,613	28,201	26,058,719
TOTALS	$ 49,799,825	$ 21,600,649	$ 757,613	$ 107,226	$ 96,782,017
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $74,043,000 of which $28,968,000 and $45,075,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $198,528,467) (cost $1,260,795,300) - See accompanying schedule		$ 1,625,693,225
Cash		8,277
Foreign currency held at value (cost $ 272,852)		272,839
Receivable for investments sold		13,731,035
Receivable for fund shares sold		3,474,762
Dividends receivable		3,760,612
Interest receivable		127,680
Prepaid expenses		1,990
Other affiliated receivables		80,450
Other receivables		317,713
Total assets		1,647,468,583

Liabilities
Payable for investments purchased	$ 38,470,214
Payable for fund shares redeemed	11,301,692
Accrued management fee	802,139
Other affiliated payables	230,063
Other payables and accrued expenses	45,223
Collateral on securities loaned, at value	210,329,103
Total liabilities		261,178,434

Net Assets		$ 1,386,290,149
Net Assets consist of:
Paid in capital		$ 1,031,610,667
Undistributed net investment income		616,684
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,723,578)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		364,786,376
Net Assets, for 111,766,008 shares outstanding		$ 1,386,290,149
Net Asset Value, offering price and redemption price per share ($1,386,290,149 ÷ 111,766,008 shares)		$ 12.40

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends (including $107,226 received from affiliated issuers)		$ 4,653,876
Interest		334,518
Security lending		1,698,312
		6,686,706
Less foreign taxes withheld		(325,325)
Total income		6,361,381

Expenses
Management fee	$ 3,555,288
Transfer agent fees	1,011,245
Accounting and security lending fees	247,577
Non-interested trustees' compensation	2,750
Custodian fees and expenses	181,978
Registration fees	59,223
Audit	24,813
Legal	1,135
Miscellaneous	5,084
Total expenses before reductions	5,089,093
Expense reductions	(186)	5,088,907
Net investment income (loss)		1,272,474
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $62,324 on sales of investments in affiliated issuers)	63,660,029
Foreign currency transactions	119,365
Total net realized gain (loss)		63,779,394
Change in net unrealized appreciation (depreciation) on: Investment securities	109,598,774
Assets and liabilities in foreign currencies	(130,692)
Total change in net unrealized appreciation (depreciation)		109,468,082
Net gain (loss)		173,247,476
Net increase (decrease) in net assets resulting from operations		$ 174,519,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,272,474	$ 839,613
Net realized gain (loss)	63,779,394	18,670,060
Change in net unrealized appreciation (depreciation)	109,468,082	240,994,799
Net increase (decrease) in net assets resulting from operations	174,519,950	260,504,472
Distributions to shareholders from net investment income	(1,684,858)	-
Share transactions Net proceeds from sales of shares	631,018,465	429,276,957
Reinvestment of distributions	1,313,116	-
Cost of shares redeemed	(352,317,758)	(167,399,388)
Net increase (decrease) in net assets resulting from share transactions	280,013,823	261,877,569
Redemption fees	1,713,303	735,185
Total increase (decrease) in net assets	454,562,218	523,117,226
Net Assets
Beginning of period	931,727,931	408,610,705
End of period (including undistributed net investment income of $616,684 and undistributed net investment income of $1,029,068, respectively)	$ 1,386,290,149	$ 931,727,931
Other Information Shares
Sold	55,729,935	50,915,768
Issued in reinvestment of distributions	136,641	-
Redeemed	(34,093,861)	(23,613,194)
Net increase (decrease)	21,772,715	27,302,574

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 6.52	$ 6.97	$ 14.25	$ 20.56	$ 6.01
Income from Investment Operations
Net investment income (loss) E	.01	.01	- G	(.03)	(.12)	(.03)
Net realized and unrealized gain (loss)	2.04	3.81	(.47)	(2.80)	(6.13)	14.45
Total from investment operations	2.05	3.82	(.47)	(2.83)	(6.25)	14.42
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions in excess of net investment income	-	-	-	-	(.15)	-
Distributions from net realized gain	-	-	-	(4.46)	-	-
Total distributions	(.02)	-	-	(4.46)	(.15)	-
Redemption fees added to paid in capital E	.02	.01	.02	.01	.09	.13
Net asset value, end of period	$ 12.40	$ 10.35	$ 6.52	$ 6.97	$ 14.25	$ 20.56
Total Return B, C, D	20.06%	58.74%	(6.46)%	(25.96)%	(30.24)%	242.10%
Ratios to Average Net Assets F
Expenses before expense reductions	1.04% A	1.12%	1.19%	1.21%	1.07%	1.07%
Expenses net of voluntary waivers, if any	1.04% A	1.12%	1.19%	1.21%	1.07%	1.07%
Expenses net of all reductions	1.04% A	1.12%	1.19%	1.19%	1.06%	1.07%
Net investment income (loss)	.26% A	.19%	(.06)%	(.40)%	(.57)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,386,290	$ 931,728	$ 408,611	$ 339,130	$ 559,577	$ 1,780,012
Portfolio turnover rate	50% A	43%	50%	52%	39%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Brazil	46.1%
Mexico	44.0%
Chile	2.4%
United States of America	2.3%
Peru	1.4%
Argentina	1.4%
Luxembourg	1.0%
Venezuela	0.7%
United Kingdom	0.4%
Canada	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Brazil	50.2%
Mexico	41.9%
United States of America	3.3%
Chile	2.4%
Luxembourg	1.1%
Argentina	0.8%
Venezuela	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	98.4
Short-Term Investments and Net Other Assets	0.7	1.6
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV sponsored ADR (Mexico, Wireless Telecommunication Services)	10.9	9.2
Telefonos de Mexico SA de CV sponsored ADR (Mexico, Diversified Telecommunication Services)	10.2	10.0
Petroleo Brasileiro SA Petrobras (Brazil, Oil & Gas)	9.6	8.1
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	5.4	5.1
Grupo Televisa SA de CV sponsored ADR (Mexico, Media)	4.5	5.2
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	4.0	0.0
Fomento Economico Mexicano SA de CV sponsored ADR (Mexico, Beverages)	3.6	2.3
Petroleo Brasileiro SA Petrobras sponsored ADR (Brazil, Oil & Gas)	2.9	3.1
Banco Itau Holding Financeira SA (PN) (Brazil, Commercial Banks)	2.9	3.2
Companhia Vale do Rio Doce (Brazil, Metals & Mining)	2.6	3.3
	56.6
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	30.3	29.1
Materials	21.3	18.2
Energy	14.3	13.0
Consumer Staples	12.5	13.2
Financials	8.3	11.2
Consumer Discretionary	5.8	6.7
Utilities	4.0	4.7
Industrials	2.8	2.3
Information Technology	0.0	0.0

Semiannual Report

Latin America

Investments April 30, 2004 (Unaudited)

of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
Argentina - 1.4%
Inversiones y Representaciones SA sponsored GDR (a)	23,700	$ 191,970
Petrobras Energia Participaciones SA sponsored ADR (a)	181,654	2,196,197
Telecom Argentina SA sponsored ADR (a)	169,500	1,425,495
TOTAL ARGENTINA		3,813,662
Brazil - 44.8%
Aracruz Celulose SA sponsored ADR	85,600	2,665,584
Banco Bradesco SA:
(PN)	85,229	3,510,284
sponsored ADR	65,150	2,648,348
Banco Itau Holding Financeira SA (PN)	101,773,400	8,112,724
Brasil Telecom Participacoes SA sponsored ADR	96,700	2,997,700
Caemi Mineracao E Metalurgia SA (PN) (a)	11,702,400	4,349,000
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	384,476,400	4,299,634
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	142,000	2,527,600
Companhia de Bebidas das Americas (AmBev)	4,240,735	1,489,245
Companhia de Bebidas das Americas (AmBev) sponsored ADR	256,826	4,818,056
Companhia Energetica Minas Gerais (CEMIG) (PN)	213,733,654	3,279,241
Companhia Paranaense de Energia-Copel sponsored ADR (a)	196,000	662,480
Companhia Vale do Rio Doce:
(PN-A)	68,000	2,689,397
sponsored:
ADR	65,300	2,971,150
ADR (non-vtg.)	123,300	4,819,797
Embraer - Empresa Brasileira de Aeronautica SA	80,100	408,283
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	239,343	6,175,049
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	23,064
Gerdau SA sponsored ADR	195,210	4,103,314
Petroleo Brasileiro SA Petrobras:
(PN)	306,570	7,662,682
sponsored:
ADR	282,500	8,164,250
ADR (non-vtg.)	784,600	19,575,770
Siderurgica Nacional Compania ADR	81,100	3,827,109
Tele Centro Oeste Celular Participacoes SA ADR	67,366	576,653
Tele Norte Leste Participacoes SA ADR	501,300	5,935,392

	Shares	Value (Note 1)
Telebras sponsored ADR	213,400	$ 6,105,374
Uniao de Bancos Brasileiros SA (Unibanco) GDR	211,000	4,135,600
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	665,100	6,689,550
Votorantim Celulose e Papel SA:
(PN)	16,513,199	1,046,080
sponsored ADR	31,600	992,240
TOTAL BRAZIL		127,260,650
Canada - 0.3%
AUR Resources, Inc. (a)	176,000	721,169
Chile - 2.4%
Banco Santander Chile sponsored ADR	79,128	1,975,035
CorpBanca SA sponsored ADR (c)	52,200	1,265,048
Enersis SA sponsored ADR	504,400	3,051,620
Vina Concha y Toro SA sponsored ADR	14,900	610,900
TOTAL CHILE		6,902,603
Luxembourg - 1.0%
Tenaris SA sponsored ADR	95,569	2,866,114
Mexico - 44.0%
Alfa SA de CV Series A	450,900	1,478,315
America Movil SA de CV sponsored ADR	915,000	30,927,000
Cemex SA de CV sponsored ADR	525,073	15,463,400
Consorcio ARA SA de CV (a)	577,900	1,576,298
Fomento Economico Mexicano SA de CV sponsored ADR	234,900	10,269,828
Grupo Bimbo SA de CV Series A	451,000	908,597
Grupo Financiero Inbursa SA de CV Series O	1,283,700	1,606,804
Grupo Mexico SA de CV Series B (a)	567,700	1,676,273
Grupo Modelo SA de CV Series C	1,441,700	3,606,618
Grupo Televisa SA de CV sponsored ADR	291,500	12,706,485
Hylsamex SA de CV unit (a)	1,088,300	1,426,091
Industrias Penoles SA de CV	206,100	903,724
Telefonos de Mexico SA de CV sponsored ADR	850,800	29,046,312
TV Azteca SA de CV sponsored ADR	220,300	2,015,745
Wal-Mart de Mexico SA de CV Series V	3,869,755	11,290,811
TOTAL MEXICO		124,902,301
Peru - 1.4%
Compania de Minas Buenaventura SA sponsored ADR	186,700	4,040,188
United Kingdom - 0.4%
Antofagasta PLC	73,900	1,234,862
United States of America - 1.6%
NII Holdings, Inc. (a)	128,400	4,494,000
Venezuela - 0.7%
Compania Anonima Nacional Telefono de Venezuela sponsored ADR	104,800	2,006,920
TOTAL COMMON STOCKS (Cost $206,748,669)		278,242,469
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value (Note 1)
Brazil - 1.3%
Suzano de Papel E Celulose Compania (PN)	342,700	$ 1,518,957
Telemar Norte Leste SA (PN-A)	130,102,400	2,173,548
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,231,163)		3,692,505
Money Market Funds - 4.0%

Fidelity Securities Lending Cash Central Fund, 1.06% (b) (Cost $11,514,400)	11,514,400	11,514,400
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $222,494,232)		293,449,374
NET OTHER ASSETS - (3.3)%		(9,472,512)
NET ASSETS - 100%		$ 283,976,862
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,265,048 or 0.4% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $78,862,141 and $30,671,605, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,852 for the period.
Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $98,738,000 of which $37,615,000, $22,657,000, $11,150,000, $7,286,000, $11,980,000 and $8,050,000 will expire on October 31, 2004, 2007, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,357,735) (cost $222,494,232) - See accompanying schedule		$ 293,449,374
Foreign currency held at value (cost $20)		20
Receivable for investments sold		3,681,545
Receivable for fund shares sold		213,458
Dividends receivable		2,355,763
Interest receivable		2,031
Prepaid expenses		717
Other affiliated receivables		7,929
Other receivables		13,400
Total assets		299,724,237

Liabilities
Payable to custodian bank	$ 1,457,944
Payable for fund shares redeemed	2,447,378
Accrued management fee	195,631
Other affiliated payables	86,574
Other payables and accrued expenses	45,448
Collateral on securities loaned, at value	11,514,400
Total liabilities		15,747,375

Net Assets		$ 283,976,862
Net Assets consist of:
Paid in capital		$ 301,931,890
Undistributed net investment income		2,687,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,596,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,954,309
Net Assets, for 19,325,896 shares outstanding		$ 283,976,862
Net Asset Value, offering price and redemption price per share ($283,976,862 ÷ 19,325,896 shares)		$ 14.69

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 6,531,922
Interest		25,406
Security lending		11,426
		6,568,754
Less foreign taxes withheld		(684,504)
Total income		5,884,250

Expenses
Management fee	$ 1,063,460
Transfer agent fees	406,507
Accounting and security lending fees	78,018
Non-interested trustees' compensation	1,226
Custodian fees and expenses	85,539
Registration fees	25,716
Audit	36,680
Legal	359
Miscellaneous	85,660
Total expenses before reductions	1,783,165
Expense reductions	(15,212)	1,767,953
Net investment income (loss)		4,116,297
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,383,403
Foreign currency transactions	(49,976)
Total net realized gain (loss)		9,333,427
Change in net unrealized appreciation (depreciation) on: Investment securities	8,255,264
Assets and liabilities in foreign currencies	(13,317)
Total change in net unrealized appreciation (depreciation)		8,241,947
Net gain (loss)		17,575,374
Net increase (decrease) in net assets resulting from operations		$ 21,691,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,116,297	$ 3,242,149
Net realized gain (loss)	9,333,427	(7,547,156)
Change in net unrealized appreciation (depreciation)	8,241,947	78,116,337
Net increase (decrease) in net assets resulting from operations	21,691,671	73,811,330
Distributions to shareholders from net investment income	(3,905,133)	(2,628,539)
Share transactions Net proceeds from sales of shares	104,941,667	47,805,000
Reinvestment of distributions	3,746,651	2,504,746
Cost of shares redeemed	(62,341,300)	(42,599,039)
Net increase (decrease) in net assets resulting from share transactions	46,347,018	7,710,707
Redemption fees	324,607	226,141
Total increase (decrease) in net assets	64,458,163	79,119,639

Net Assets
Beginning of period	219,518,699	140,399,060
End of period (including undistributed net investment income of $2,687,572 and undistributed net investment income of $2,476,408, respectively)	$ 283,976,862	$ 219,518,699
Other Information Shares
Sold	6,631,298	4,368,834
Issued in reinvestment of distributions	264,221	277,688
Redeemed	(3,976,829)	(3,973,164)
Net increase (decrease)	2,918,690	673,358

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 8.92	$ 10.40	$ 13.87	$ 12.31	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.22	.20	.17	.27 F	.07	.18
Net realized and unrealized gain (loss)	1.30	4.42	(1.41)	(3.68)	1.61	1.61
Total from investment operations	1.52	4.62	(1.24)	(3.41)	1.68	1.79
Distributions from net investment income	(.23)	(.17)	(.25)	(.07)	(.14)	(.25)
Redemption fees added to paid in capital E	.02	.01	.01	.01	.02	.04
Net asset value, end of period	$ 14.69	$ 13.38	$ 8.92	$ 10.40	$ 13.87	$ 12.31
Total Return B, C, D	11.57%	52.83%	(12.37)%	(24.61)%	13.76%	17.46%
Ratios to Average Net Assets G
Expenses before expense reductions	1.22% A	1.31%	1.44%	1.41%	1.25%	1.32%
Expenses net of voluntary waivers, if any	1.22% A	1.31%	1.44%	1.41%	1.25%	1.32%
Expenses net of all reductions	1.21% A	1.31%	1.41%	1.35%	1.23%	1.30%
Net investment income (loss)	2.81% A	1.89%	1.57%	2.14%	.44%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,977	$ 219,519	$ 140,399	$ 184,457	$ 297,265	$ 307,336
Portfolio turnover rate	22% A	28%	128%	96%	51%	49%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.07 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Sweden	37.5%
Finland	17.3%
Norway	16.3%
Denmark	12.3%
United States of America	5.3%
Switzerland	3.7%
United Kingdom	2.6%
Estonia	2.1%
Luxembourg	1.9%
Other	1.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Sweden	43.3%
Finland	21.7%
Norway	17.1%
Denmark	11.5%
Switzerland	4.3%
United States of America	1.4%
Bermuda	0.5%
Cayman Islands	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	99.1
Short-Term Investments and Net Other Assets	1.7	0.9
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	10.6	7.4
Nokia Corp. (Finland, Communications Equipment)	5.4	10.1
Nobel Biocare Holding AG (Switzerland) (Switzerland, Health Care Equipment & Supplies)	3.7	4.3
Novo Nordisk AS Series B (Denmark, Pharmaceuticals)	3.6	2.3
Norsk Hydro ASA (Norway, Oil & Gas)	3.6	2.4
Nordea Bank AB (Sweden, Commercial Banks)	3.4	3.0
Volvo AB (B Shares) (Sweden, Machinery)	3.2	2.5
Danske Bank AS (Denmark, Commercial Banks)	3.2	2.6
Svenska Handelsbanken AB (A Shares) (Sweden, Commercial Banks)	2.6	3.0
UPM-Kymmene Corp. (Finland, Paper & Forest Products)	2.6	2.9
	41.9
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.9	23.8
Industrials	16.9	19.1
Financials	15.8	15.7
Health Care	13.1	12.2
Consumer Discretionary	7.5	4.2
Materials	6.9	8.7
Energy	6.9	5.3
Telecommunication Services	5.6	5.6
Consumer Staples	1.9	3.4
Utilities	0.8	1.1

Semiannual Report

Nordic

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
Bermuda - 0.8%
Golar LNG Ltd. (a)	67,400	$ 871,391
Cayman Islands - 0.2%
DSND, Inc. (a)	94,700	234,522
Denmark - 12.3%
A.P. Moller - Maersk AS Series B	160	1,007,229
Coloplast AS Series B	10,300	970,118
Danske Bank AS	148,720	3,340,220
GN Store Nordic AS	66,100	512,956
Group 4 Falck AS	22,490	557,624
Kobenhaven Lufthave AS	1,100	155,319
Novo Nordisk AS Series B	80,695	3,832,658
Novozymes AS Series B	21,100	866,272
TDC AS	49,000	1,664,600
TOTAL DENMARK		12,906,996
Estonia - 2.1%
Hansabank SA	288,400	2,207,950
Finland - 17.3%
Elcoteq Network Corp. (A Shares)	7,700	143,178
Finnair Oyj	77,000	535,071
Fortum Oyj	79,400	889,457
Kone Oyj (B Shares)	13,500	784,456
Lassila & Tikahoja Oyj	24,000	799,372
Nokia Corp.	405,195	5,676,782
Nokian Tyres Ltd.	17,750	1,488,427
Stora Enso Oyj (R Shares)	191,000	2,549,850
TietoEnator Oyj	30,600	911,047
UPM-Kymmene Corp.	147,800	2,715,086
Vacon Oyj	70,900	918,259
Wartsila Oyj (B Shares)	12,300	270,417
YIT-Yhtyma OY	27,000	503,022
TOTAL FINLAND		18,184,424
Luxembourg - 1.9%
Millicom International Cellular SA unit (a)	23,360	586,927
SBS Broadcasting SA (a)	16,200	510,138
Stolt-Nielsen SA	70,500	929,442
TOTAL LUXEMBOURG		2,026,507
Norway - 16.3%
ABG Sundal Collier ASA	288,000	251,726
DnB NOR ASA	86,600	548,772
Farstad Shipping ASA	23,600	211,433
Fred Olsen Energy ASA (a)	42,300	271,746
Norman ASA	62,000	541,911
Norsk Hydro ASA	65,100	3,812,256
Norske Skogindustrier AS (A Shares)	30,100	548,102
Ocean RIG ASA (a)	372,800	1,026,414
Olav Thon Eiendomsselskap AS (a)	2,100	91,469

	Shares	Value (Note 1)
Orkla ASA (A Shares)	40,685	$ 983,846
ProSafe ASA	11,200	243,102
Schibsted AS (B Shares)	23,800	448,118
Solstad Offshore ASA	63,000	490,997
Steen & Stroem ASA (a)	4,800	83,909
Storebrand ASA (A Shares)	266,700	1,662,844
Tandberg ASA (a)	277,900	2,509,950
TANDBERG Television ASA (a)	79,800	476,619
Telenor ASA	270,300	1,775,854
Visma ASA	45,900	501,486
Yara International ASA	95,137	672,165
TOTAL NORWAY		17,152,719
Sweden - 37.5%
Anoto Group AB (a)	56,500	125,692
Assa Abloy AB (B Shares)	86,802	1,056,386
Atlas Copco AB (A Shares)	26,300	922,360
Axfood AB	29,400	679,050
Concordia Maritime AB (B Shares)	39,200	86,693
Elekta AB (B Shares) (a)	39,300	701,997
Getinge AB (B Shares)	66,760	768,792
Hennes & Mauritz AB (H&M) (B Shares)	30,340	742,450
Hexagon AB (B Shares)	24,700	838,773
HIQ International AB	127,000	245,966
Intrum Justitia AB	163,500	885,785
JM AB (B Shares)	34,100	602,418
Mekonomen AB	7,000	162,137
Modern Times Group AB (MTG) (B Shares) (a)	43,300	730,950
Nordea Bank AB	525,100	3,538,826
Observer AB	200,383	799,780
OMHEX AB	39,900	537,799
ORC Software AB	80,300	803,872
POOLiA AB (B Shares)	57,900	215,182
Proffice AB (B Shares)	150,700	404,275
Readsoft AB (B Shares) (a)	388,556	599,992
Sandvik AB	27,900	907,278
Sectra AB (B Shares)	48,300	369,754
Securitas AB (B Shares)	74,100	1,066,647
Skandia Foersaekrings AB	242,900	953,584
SKF AB (B Shares)	18,000	617,140
Svenska Handelsbanken AB (A Shares)	143,116	2,762,423
Swedish Match Co.	39,200	394,991
Tele2 AB (B Shares)	42,200	1,916,249
Teleca AB (B Shares)	63,700	361,776
Telefonaktiebolaget LM Ericsson (B Shares) (a)	4,185,200	11,161,933
Volvo AB (B Shares)	99,700	3,411,747
TOTAL SWEDEN		39,372,697
Switzerland - 3.7%
Nobel Biocare Holding AG (Switzerland)	28,290	3,837,875
United Kingdom - 2.6%
AstraZeneca PLC (Sweden)	57,050	2,702,553
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - 3.6%
Autoliv, Inc. Swedish Depository Receipt	30,500	$ 1,297,159
Royal Caribbean Cruises Ltd.	59,900	2,451,986
TOTAL UNITED STATES OF AMERICA		3,749,145
TOTAL COMMON STOCKS (Cost $91,866,651)		103,246,779
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 1.06% (b)	1,190,401	1,190,401
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	6,074,717	6,074,717
TOTAL MONEY MARKET FUNDS (Cost $7,265,118)		7,265,118
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $99,131,769)		110,511,897
NET OTHER ASSETS - (5.2)%		(5,443,723)
NET ASSETS - 100%		$ 105,068,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $61,849,009 and $46,812,348, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $24,829,000 of which $16,400,000, $6,501,000 and $1,928,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,741,279) (cost $99,131,769) - See accompanying schedule		$ 110,511,897
Receivable for investments sold		605,403
Receivable for fund shares sold		56,950
Dividends receivable		516,482
Interest receivable		1,602
Prepaid expenses		274
Other affiliated receivables		1,228
Other receivables		48,895
Total assets		111,742,731

Liabilities
Payable for investments purchased	$ 57,717
Payable for fund shares redeemed	410,055
Accrued management fee	67,666
Other affiliated payables	33,346
Other payables and accrued expenses	31,056
Collateral on securities loaned, at value	6,074,717
Total liabilities		6,674,557

Net Assets		$ 105,068,174
Net Assets consist of:
Paid in capital		$ 106,426,836
Undistributed net investment income		1,139,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,880,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,382,169
Net Assets, for 4,811,755 shares outstanding		$ 105,068,174
Net Asset Value, offering price and redemption price per share ($105,068,174 ÷ 4,811,755 shares)		$ 21.84

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,959,800
Interest		11,167
Security lending		98,864
		2,069,831
Less foreign taxes withheld		(283,150)
Total income		1,786,681

Expenses
Management fee	$ 360,993
Transfer agent fees	161,515
Accounting and security lending fees	28,341
Non-interested trustees' compensation	281
Custodian fees and expenses	55,644
Registration fees	9,468
Audit	23,387
Legal	142
Miscellaneous	642
Total expenses before reductions	640,413
Expense reductions	(18,609)	621,804
Net investment income (loss)		1,164,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,358,739
Foreign currency transactions	(41,765)
Total net realized gain (loss)		12,316,974
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,749,671)
Assets and liabilities in foreign currencies	(209)
Total change in net unrealized appreciation (depreciation)		(4,749,880)
Net gain (loss)		7,567,094
Net increase (decrease) in net assets resulting from operations		$ 8,731,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,164,877	$ 489,531
Net realized gain (loss)	12,316,974	4,046,076
Change in net unrealized appreciation (depreciation)	(4,749,880)	13,723,401
Net increase (decrease) in net assets resulting from operations	8,731,971	18,259,008
Distributions to shareholders from net investment income	(633,291)	(575,077)
Share transactions Net proceeds from sales of shares	35,884,783	5,971,305
Reinvestment of distributions	613,718	556,144
Cost of shares redeemed	(21,011,322)	(16,879,816)
Net increase (decrease) in net assets resulting from share transactions	15,487,179	(10,352,367)
Redemption fees	145,020	13,366
Total increase (decrease) in net assets	23,730,879	7,344,930

Net Assets
Beginning of period	81,337,295	73,992,365
End of period (including undistributed net investment income of $1,139,470 and undistributed net investment income of $607,884, respectively)	$ 105,068,174	$ 81,337,295
Other Information Shares
Sold	1,553,518	368,565
Issued in reinvestment of distributions	29,807	35,973
Redeemed	(944,514)	(1,047,699)
Net increase (decrease)	638,811	(643,161)

Financial Highlights

	Six months ended April 30,2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 15.36	$ 17.31	$ 27.19	$ 22.49	$ 16.26
Income from Investment Operations
Net investment income (loss) E	.26	.11	.10	.07	.05	.07
Net realized and unrealized gain (loss)	2.21	4.14	(1.99)	(9.71)	5.10	6.14
Total from investment operations	2.47	4.25	(1.89)	(9.64)	5.15	6.21
Distributions from net investment income	(.15)	(.12)	(.06)	(.03)	(.06)	-
Distributions from net realized gain	-	-	-	(.22)	(.45)	-
Total distributions	(.15)	(.12)	(.06)	(.25)	(.51)	-
Redemption fees added to paid in capital E	.03	- G	- G	.01	.06	.02
Net asset value, end of period	$ 21.84	$ 19.49	$ 15.36	$ 17.31	$ 27.19	$ 22.49
Total Return B, C, D	12.87%	27.87%	(10.97)%	(35.72)%	23.21%	38.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.28% A	1.43%	1.35%	1.26%	1.17%	1.27%
Expenses net of voluntary waivers, if any	1.28% A	1.43%	1.35%	1.26%	1.17%	1.27%
Expenses net of all reductions	1.25% A	1.40%	1.30%	1.20%	1.15%	1.23%
Net investment income (loss)	2.34% A	.67%	.57%	.34%	.18%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,068	$ 81,337	$ 73,992	$ 98,434	$ 200,872	$ 111,388
Portfolio turnover rate	98% A	96%	106%	88%	80%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan	57.0%
Korea (South)	11.3%
Australia	8.8%
Hong Kong	5.8%
United States of America	4.1%
Taiwan	4.1%
India	2.3%
Indonesia	1.7%
Thailand	1.3%
Other	3.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan	54.4%
Australia	12.0%
Hong Kong	7.1%
Korea (South)	6.6%
Taiwan	5.6%
United States of America	4.8%
China	2.1%
India	2.1%
Thailand	1.9%
Other	3.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.9	95.4
Short-Term Investments and Net Other Assets	4.1	4.6
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.5	2.7
Toyota Motor Corp. (Japan, Automobiles)	3.4	2.5
Canon, Inc. (Japan, Office Electronics)	2.2	2.1
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.8	1.7
Mizuho Financial Group, Inc. (Japan, Commercial Banks)	1.6	0.7
Nippon Telegraph & Telephone Corp. (Japan, Diversified Telecommunication Services)	1.5	1.0
UFJ Holdings, Inc. (Japan, Commercial Banks)	1.5	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.4	1.5
News Corp. Ltd. (Australia, Media)	1.3	1.8
LG Electronics, Inc. (Korea (South), Household Durables)	1.3	0.0
	19.5
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	27.7
Consumer Discretionary	26.0	21.0
Information Technology	20.1	21.3
Telecommunication Services	6.6	4.8
Industrials	5.9	5.0
Materials	4.0	6.6
Health Care	3.6	3.1
Consumer Staples	3.2	3.9
Energy	0.1	1.2
Utilities	0.0	0.8

Semiannual Report

Pacific Basin

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
Australia - 8.8%
Australia & New Zealand Banking Group Ltd.	501,950	$ 6,734,109
BHP Billiton Ltd.	565,329	4,638,526
Billabong International Ltd.	330,967	1,817,214
Commonwealth Bank of Australia	58,445	1,319,487
CSL Ltd.	284,138	4,528,378
Macquarie Bank Ltd.	52,998	1,326,693
National Australia Bank Ltd.	145,700	3,119,437
News Corp. Ltd.	712,897	6,515,876
Promina Group Ltd.	1,160,147	3,143,056
Publishing & Broadcasting Ltd.	330,829	2,911,110
QBE Insurance Group Ltd.	281,625	2,370,309
Southcorp Ltd.	470,307	1,212,991
St. George Bank Ltd.	77,000	1,121,474
Westpac Banking Corp.	144,916	1,829,014
TOTAL AUSTRALIA		42,587,674
Bermuda - 0.1%
Clear Media Ltd. (a)	764,000	680,752
China - 0.9%
China Petroleum & Chemical Corp. (H Shares)	1,982,000	683,394
Global Bio-Chem Technology Group Co. Ltd.	1,772,000	1,294,940
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	221,500	0
People's Food Holdings Ltd.	1,768,000	1,371,187
Tong Ren Tang Technologies Co. Ltd. (H Shares)	567,000	1,148,553
TOTAL CHINA		4,498,074
Hong Kong - 5.8%
China Merchants Holdings International Co. Ltd.	758,000	894,063
Denway Motors Ltd.	2,624,000	1,253,144
Esprit Holdings Ltd.	1,098,500	4,506,724
Giordano International Ltd.	3,984,000	2,285,722
Hengan International Group Co. Ltd.	740,000	436,416
Hong Kong Exchanges & Clearing Ltd.	978,000	1,956,025
Hong Kong Land Holdings Ltd.	1,146,000	1,982,580
Kingboard Chemical Holdings Ltd.	2,136,000	4,025,590
Sa Sa International Holdings Ltd.	2,858,000	1,108,405
Sun Hung Kai Properties Ltd.	322,000	2,765,933
Techtronic Industries Co. Ltd.	1,070,000	2,867,088
Television Broadcasts Ltd.	391,000	1,824,690
Wing Hang Bank Ltd.	388,500	2,465,512
TOTAL HONG KONG		28,371,892
India - 2.3%
Bank of Baroda	519,500	2,640,724
Housing Development Finance Corp. Ltd.	242,149	3,238,818
Infosys Technologies Ltd.	21,094	2,441,416

	Shares	Value (Note 1)
Matrix Laboratories Ltd.	18,913	$ 659,212
State Bank of India	144,900	2,093,833
TOTAL INDIA		11,074,003
Indonesia - 1.7%
PT Bank Mandiri Persero Tbk	11,600,000	1,915,058
PT Bank PAN Indonesia Tbk	26,879,500	1,101,741
PT Indosat Tbk	4,913,285	2,223,643
PT Panin Life Tbk	53,000,000	784,468
PT Telkomunikasi Indonesia Tbk	2,570,000	2,355,510
TOTAL INDONESIA		8,380,420
Japan - 57.0%
Advantest Corp.	28,500	2,124,601
Aeon Co. Ltd.	44,200	1,900,808
Aeon Credit Service Ltd.	68,600	4,272,802
Aiful Corp.	23,600	2,348,554
Aisin Seiki Co. Ltd.	179,000	3,087,089
Alfresa Holdings Corp. (a)	42,300	2,255,081
Asahi Broadcasting Corp.	940	62,558
Asahi Glass Co. Ltd.	487,000	5,054,084
Asahi Kasei Corp.	442,000	2,368,155
Bridgestone Corp.	117,000	1,941,929
Canon, Inc.	200,000	10,462,000
Citizen Electronics Co. Ltd.	19,800	1,257,888
Dentsu, Inc.	372	1,021,344
Dentsu, Inc. New (a)	372	1,014,733
Diamond Lease Co. Ltd.	1,900	74,619
Don Quijote Co. Ltd.	42,500	2,968,124
East Japan Railway Co.	506	2,535,714
Fast Retailing Co. Ltd.	55,800	4,263,863
Fuji Photo Film Co. Ltd.	65,000	2,073,500
Fuji Seal, Inc.	39,900	1,566,988
Fujitsu Ltd.	269,000	1,833,235
Fukuoka City Bank Ltd. (a)	79,000	262,524
H.I.S. Co. Ltd.	114,900	3,093,380
Hamakyorex Co. Ltd.	22,900	712,154
Hankyu Department Stores, Inc.	141,000	1,146,333
Hitachi Information Systems Co. Ltd.	29,700	878,762
Hitachi Ltd.	623,000	4,435,760
Honda Motor Co. Ltd.	54,300	2,188,290
Hoya Corp.	39,800	4,222,387
Ito Yokado Ltd.	124,000	5,057,140
Itochu Corp.	441,000	1,829,895
JAFCO Co. Ltd.	37,300	2,982,785
Japan Retail Fund Investment Corp.	252	1,636,773
KDDI Corp.	970	5,696,968
Konica Minolta Holdings, Inc.	152,000	2,063,657
Kyocera Corp.	61,400	5,099,884
Lawson, Inc.	58,900	2,166,637
Matsushita Electric Industrial Co. Ltd.	263,000	3,887,140
Meitec Corp.	56,300	1,945,936
Millea Holdings, Inc.	386	5,384,651
Mitsubishi Electric Corp.	216,000	1,070,924
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mitsubishi Estate Co. Ltd.	168,000	$ 1,948,006
Mitsubishi Securities Co. Ltd.	136,000	1,721,965
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	601	5,348,900
Mitsui & Co. Ltd.	275,000	2,223,539
Mizuho Financial Group, Inc. (a)	1,720	7,977,550
Murata Manufacturing Co. Ltd.	45,700	2,939,851
Nidec Corp.	31,100	3,291,113
Nikko Cordial Corp.	216,000	1,205,269
Nippon Electric Glass Co. Ltd.	168,000	3,881,086
Nippon Telegraph & Telephone Corp.	1,393	7,235,242
Nishi-Nippon Bank Ltd. (a)	34,000	137,455
Nishimatsuya Chain Co. Ltd.	87,640	3,161,542
Nissan Motor Co. Ltd.	367,400	4,012,007
Nitto Denko Corp.	87,300	4,754,943
NOK Corp.	81,000	3,073,148
Nomura Holdings, Inc.	314,000	5,143,320
Nomura Research Institute Ltd.	39,900	4,045,099
NTT DoCoMo, Inc.	1,483	2,980,830
Okamoto Glass Co. Ltd.	30,200	485,687
ORIX Corp.	25,700	2,671,712
Otsuka Kagu Ltd.	45,500	1,621,162
Pal Co. Ltd.	58,900	3,030,152
Pioneer Corp.	32,600	912,428
Rengo Co. Ltd.	505,000	2,068,535
Ricoh Co. Ltd.	217,000	4,241,828
Riso Kyoiku Co. Ltd.	610	840,102
Riso Kyoiku Co. Ltd. New	1,220	1,495,924
Rohm Co. Ltd.	12,000	1,468,202
Ryohin Keikaku Co. Ltd.	58,600	2,447,181
Sanken Electric Co. Ltd.	94,000	1,205,216
SFCG Co. Ltd.	20,210	4,065,494
Sharp Corp.	223,000	3,943,016
Shinko Electric Industries Co.Ltd.	2,600	78,546
Sony Corp.	134,400	5,160,960
Sumisho Lease Co. Ltd.	68,600	2,304,021
Sumitomo Corp.	228,000	1,715,888
Sumitomo Forestry Co. Ltd.	191,000	1,973,711
Sumitomo Mitsui Financial Group, Inc.	1,180	8,744,171
Sumitomo Realty & Development Co. Ltd.	172,000	1,893,522
Takeda Chemical Industries Ltd.	71,800	2,838,932
TDK Corp.	35,500	2,485,565
Teraoka Seisakusho Co. Ltd.	23,000	246,868
Tokyo Electron Ltd.	29,000	1,731,561
Toray Industries, Inc.	285,000	1,278,812
Toyota Motor Corp.	449,700	16,461,268
Toys R Us Japan Ltd.	91,000	2,021,399
Tv Asahi Corp.	1,263	2,322,974
UFJ Holdings, Inc. (a)	1,174	7,124,582
USS Co. Ltd.	45,440	3,766,956

	Shares	Value (Note 1)
Yamanouchi Pharmaceutical Co. Ltd.	152,900	$ 4,999,492
Yamato Transport Co. Ltd.	250,000	3,725,149
TOTAL JAPAN		276,701,530
Korea (South) - 10.6%
Amorepacific Corp.	13,970	2,232,391
Cheil Communications, Inc.	6,630	926,680
Hana Bank	81,000	1,749,990
Hyundai Department Store Co. Ltd.	48,380	1,307,067
Interflex Co. Ltd.	96,024	2,459,217
Kia Motors Corp.	256,800	2,385,581
Kookmin Bank (a)	90,960	3,395,449
LG Corp.	89,090	1,286,978
LG Electronics, Inc.	101,570	6,163,367
ReignCom Ltd.	16,682	1,519,842
Samsung Electro-Mechanics Co. Ltd. (a)	79,030	2,977,055
Samsung Electronics Co. Ltd.	36,370	17,265,184
Samsung SDI Co. Ltd.	17,460	2,232,072
Shinhan Financial Group Co. Ltd.	193,120	3,365,838
Shinsegae Co. Ltd.	9,510	2,147,826
TOTAL KOREA (SOUTH)		51,414,537
Malaysia - 1.0%
Maxis Communications BHD	858,800	1,966,200
Public Bank BHD (For. Reg.)	2,928,612	2,635,751
TOTAL MALAYSIA		4,601,951
New Zealand - 0.4%
Telecom Corp. of New Zealand Ltd.	544,600	1,931,969
Philippines - 0.8%
Philippine Long Distance Telephone Co. (a)	53,000	1,021,778
Philippine Long Distance Telephone Co. sponsored ADR (a)	140,000	2,752,400
TOTAL PHILIPPINES		3,774,178
Singapore - 0.3%
Singapore Telecommunications Ltd.	1,139,000	1,565,958
Taiwan - 4.1%
Asia Optical Co., Inc.	161,000	1,134,417
AU Optronics Corp.	1,016,000	2,080,337
Chinatrust Financial Holding Co.	1,619,000	1,740,388
Fubon Financial Holding Co. Ltd.	2,286,016	2,182,075
Hon Hai Precision Industries Co. Ltd.	764,000	3,013,671
Merry Electronics Co. Ltd.	1,388,000	3,406,263
Taishin Financial Holdings Co. Ltd.	4,812,000	4,216,477
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	386,000	668,323
Yageo Corp. (a)	2,664,000	1,451,924
TOTAL TAIWAN		19,893,875
Thailand - 1.3%
Advanced Info Service PCL (For. Reg.)	1,045,500	2,297,228
Bangkok Bank Ltd. PCL (For. Reg.) (a)	493,500	1,207,566
C.P. Seven Eleven PCL	575,200	811,456
Common Stocks - continued
	Shares	Value (Note 1)
Thailand - continued
Siam Cement PCL (For. Reg.)	359,200	$ 1,937,258
TelecomAsia Corp. PCL (a)	1	0
TelecomAsia Corp. PCL rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		6,253,508
United Kingdom - 0.1%
Astro All Asia Networks PLC	180,800	247,411
TOTAL COMMON STOCKS (Cost $403,455,852)		461,977,732
Nonconvertible Preferred Stocks - 0.7%

Korea (South) - 0.7%
LG Electronics, Inc.	50,000	1,555,376
Samsung Electronics Co. Ltd.	6,330	1,747,919
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,641,335)		3,303,295
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 1.06% (b)	11,251,275	11,251,275
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	17,419,759	17,419,759
TOTAL MONEY MARKET FUNDS (Cost $28,671,034)		28,671,034
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $435,768,221)		493,952,061
NET OTHER ASSETS - (1.8)%		(8,614,215)
NET ASSETS - 100%		$ 485,337,846
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $331,363,360 and $297,749,878, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $78,136,000 of which $47,641,000 and $30,495,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,558,664) (cost $435,768,221) - See accompanying schedule		$ 493,952,061
Foreign currency held at value (cost $ 2,396,880)		2,383,920
Receivable for investments sold		7,618,255
Receivable for fund shares sold		2,085,399
Dividends receivable		1,448,212
Interest receivable		12,849
Prepaid expenses		1,230
Other affiliated receivables		11,130
Other receivables		20,712
Total assets		507,533,768

Liabilities
Payable for investments purchased	$ 2,341,523
Payable for fund shares redeemed	1,681,929
Accrued management fee	308,783
Other affiliated payables	133,303
Other payables and accrued expenses	310,625
Collateral on securities loaned, at value	17,419,759
Total liabilities		22,195,922

Net Assets		$ 485,337,846
Net Assets consist of:
Paid in capital		$ 477,121,833
Distributions in excess of net investment income		(1,133,153)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,564,041)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,913,207
Net Assets, for 26,485,249 shares outstanding		$ 485,337,846
Net Asset Value, offering price and redemption price per share ($485,337,846 ÷ 26,485,249 shares)		$ 18.32

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 3,614,907
Interest		49,916
Security lending		70,223
		3,735,046
Less foreign taxes withheld		(212,346)
Total income		3,522,700

Expenses
Management fee Basic fee	$ 1,629,392
Performance adjustment	69,600
Transfer agent fees	649,669
Accounting and security lending fees	121,214
Non-interested trustees' compensation	1,795
Custodian fees and expenses	175,803
Registration fees	19,313
Audit	31,534
Legal	651
Miscellaneous	2,629
Total expenses before reductions	2,701,600
Expense reductions	(12,577)	2,689,023
Net investment income (loss)		833,677
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,722,926
Foreign currency transactions	(178,065)
Total net realized gain (loss)		31,544,861
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred foreign taxes of $229,774)	120,363
Assets and liabilities in foreign currencies	(43,398)
Total change in net unrealized appreciation (depreciation)		76,965
Net gain (loss)		31,621,826
Net increase (decrease) in net assets resulting from operations		$ 32,455,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 833,677	$ 1,265,331
Net realized gain (loss)	31,544,861	17,361,391
Change in net unrealized appreciation (depreciation)	76,965	74,374,239
Net increase (decrease) in net assets resulting from operations	32,455,503	93,000,961
Distributions to shareholders from net investment income	(3,891,845)	-
Share transactions Net proceeds from sales of shares	127,978,528	143,881,790
Reinvestment of distributions	3,503,557	-
Cost of shares redeemed	(94,242,953)	(124,105,198)
Net increase (decrease) in net assets resulting from share transactions	37,239,132	19,776,592
Redemption fees	284,424	267,285
Total increase (decrease) in net assets	66,087,214	113,044,838

Net Assets
Beginning of period	419,250,632	306,205,794
End of period (including distributions in excess of net investment income of $1,133,153 and undistributed net investment income of $1,925,015, respectively)	$ 485,337,846	$ 419,250,632
Other Information Shares
Sold	6,965,111	9,944,998
Issued in reinvestment of distributions	207,801	-
Redeemed	(5,262,934)	(9,417,585)
Net increase (decrease)	1,909,978	527,413

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.06	$ 12.73	$ 13.09	$ 20.32	$ 22.48	$ 11.89
Income from Investment Operations
Net investment income (loss) F	.03	.06	(.02)	(.02)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.38	4.26	(.36)	(5.91)	(1.86)	10.62
Total from investment operations	1.41	4.32	(.38)	(5.93)	(1.96)	10.58
Distributions from net investment income	(.16)	-	-	(1.10)	-	-
Distributions in excess of net investment income	-	-	-	-	(.28)	(.02)
Distributions from net realized gain	-	-	-	(.23)	-	-
Total distributions	(.16)	-	-	(1.33)	(.28)	(.02)
Redemption fees added to paid in capital F	.01	.01	.02	.03	.08	.03
Net asset value, end of period	$ 18.32	$ 17.06	$ 12.73	$ 13.09	$ 20.32	$ 22.48
Total Return B, C, D, E	8.41%	34.01%	(2.75)%	(30.79)%	(8.61)%	89.36%
Ratios to Average Net Assets G
Expenses before expense reductions	1.20% A	1.17%	1.51%	1.48%	1.25%	1.37%
Expenses net of voluntary waivers, if any	1.20% A	1.17%	1.51%	1.48%	1.25%	1.37%
Expenses net of all reductions	1.20% A	1.17%	1.50%	1.45%	1.22%	1.36%
Net investment income (loss)	.37% A	.41%	(.15)%	(.11)%	(.42)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 485,338	$ 419,251	$ 306,206	$ 303,672	$ 516,769	$ 659,881
Portfolio turnover rate	137% A	97%	98%	123%	144%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Korea (South)	33.3%
Hong Kong	20.2%
Taiwan	14.9%
China	6.1%
Malaysia	5.9%
Thailand	4.6%
Singapore	4.0%
Indonesia	2.9%
United Kingdom	2.1%
Other	6.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Korea (South)	30.2%
Hong Kong	23.6%
Taiwan	19.7%
Singapore	5.8%
Thailand	5.0%
India	3.2%
United Kingdom	3.2%
China	3.2%
Malaysia	2.7%
Other	3.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	99.3
Short-Term Investments and Net Other Assets	1.9	0.7
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	9.7	9.2
LG Electronics, Inc. (Korea (South), Household Durables)	2.9	1.6
United Overseas Bank Ltd. (Singapore, Commercial Banks)	2.2	1.9
HSBC Holdings PLC (Hong Kong) (Reg.) (United Kingdom, Commercial Banks)	2.1	3.1
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	2.0	1.0
Samsung SDI Co. Ltd. (Korea (South), Electronic Equipment & Instruments)	1.9	1.1
Sun Hung Kai Properties Ltd. (Hong Kong, Real Estate)	1.8	2.2
Cheung Kong Holdings Ltd. (Hong Kong, Real Estate)	1.8	3.0
Hana Bank (Korea (South), Commercial Banks)	1.5	0.8
Honam Petrochemical Corp. (Korea (South), Chemicals)	1.5	2.3
	27.4
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.8	25.1
Information Technology	23.8	34.3
Consumer Discretionary	15.0	13.3
Materials	13.1	14.1
Industrials	5.4	5.9
Energy	4.9	2.2
Consumer Staples	3.9	2.8
Telecommunication Services	3.6	0.8
Health Care	1.1	0.4
Utilities	0.5	0.4

Semiannual Report

Southeast Asia

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (Note 1)
Australia - 1.0%
Caltex Australia Ltd.	444,198	$ 2,538,405
CSL Ltd.	79,000	1,259,043
PaperlinX Ltd.	310,000	1,119,798
TOTAL AUSTRALIA		4,917,246
Bermuda - 0.7%
Skyworth Digital Holdings Ltd.	12,006,000	3,540,276
Cayman Islands - 0.6%
Geely Automobile Holdings Ltd. (a)	17,300,000	1,552,584
Norstar Founders Group Ltd.	4,588,000	1,338,184
TOTAL CAYMAN ISLANDS		2,890,768
China - 6.1%
Angang New Steel Co. Ltd. (H Shares)	3,100,000	1,182,387
Anhui Conch Cement Co. Ltd. (H Shares)	748,000	795,959
Anhui Expressway Co. Ltd. (H Shares)	2,200,000	810,908
Chia Hsin Cement Greater China Holding Corp. (H Shares)	4,000,000	748,728
China Petroleum & Chemical Corp. (H Shares)	7,600,000	2,620,480
Chongqing Iron & Steel Co. Ltd. (H Shares)	3,720,000	1,478,480
Global Bio-Chem Technology Group Co. Ltd.	5,320,000	3,887,742
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	665,000	1
Jilin Chem Industries Co. Ltd. (H Shares) (a)	11,000,000	1,734,638
Maanshan Iron & Steel Co. Ltd. (H Shares)	4,260,000	1,242,516
People's Food Holdings Ltd.	2,900,000	2,249,119
PetroChina Co. Ltd. (H Shares)	6,400,000	2,752,000
PICC Property & Casualty Co. Ltd. (H Shares)	7,200,000	2,515,417
Sinopec Beijing Yanhua Petrochemical Co. Ltd. (H Shares)	9,000,000	2,625,034
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	4,100,000	1,366,684
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	3,450,000	3,118,309
Weiqiao Textile Co. Ltd. (H Shares)	888,000	1,149,861
Wumart Stores, Inc. (H Shares)	573,000	896,242
TOTAL CHINA		31,174,505
Hong Kong - 20.2%
Cheung Kong Holdings Ltd.	1,184,000	9,069,860
China Overseas Land & Investment Ltd.	6,000,000	1,000,013
CNOOC Ltd.	11,530,000	4,183,084
Dah Sing Financial Holdings Ltd.	308,000	2,211,310
Dairy Farm International Holdings Ltd.	227,919	442,163
Denway Motors Ltd.	9,200,000	4,393,646
Dickson Concepts International Ltd.	263,000	286,606
Esprit Holdings Ltd.	1,508,000	6,186,746
Giordano International Ltd.	3,860,000	2,214,580

	Shares	Value (Note 1)
Great Eagle Holdings Ltd.	1,960,000	$ 2,902,345
Harbin Brewery Group Ltd.	4,970,000	2,054,930
Henderson Land Development Co. Ltd.	820,000	3,679,534
Hong Kong & China Gas Co. Ltd.	1,400,000	2,405,159
Hong Kong Exchanges & Clearing Ltd.	712,000	1,424,018
Hong Kong Land Holdings Ltd.	1,800,000	3,114,000
Hysan Development Co. Ltd.	2,182,739	3,609,961
Jardine Matheson Holdings Ltd.	150,000	1,515,000
JCG Holdings Ltd.	1,276,000	965,192
Kerry Properties Ltd.	2,846,922	4,142,690
Kingboard Chemical Holdings Ltd.	3,550,000	6,690,470
Li & Fung Ltd.	1,742,000	2,713,535
New World Development Co. Ltd.	4,025,987	3,225,992
Next Media Ltd. (a)	8,080,000	3,081,834
Orient Overseas International Ltd.	970,800	2,371,023
PCCW Ltd. (a)	5,440,000	3,731,330
Shun Tak Holdings Ltd.	5,800,000	2,360,928
Sun Hung Kai Properties Ltd.	1,088,310	9,348,424
Swire Pacific Ltd. (A Shares)	200,000	1,307,709
Techtronic Industries Co. Ltd.	1,800,000	4,823,139
TPV Technology Ltd.	2,480,000	1,653,355
Wing Hang Bank Ltd.	724,000	4,594,674
Wing Lung Bank Ltd.	184,000	1,332,838
TOTAL HONG KONG		103,036,088
India - 1.7%
Hero Honda Motors Ltd.	175,000	1,899,933
Infosys Technologies Ltd.	33,076	3,828,210
Maruti Udyog Ltd.	220,000	2,691,747
Oil & Natural Gas Corp. Ltd.	13,900	262,559
TOTAL INDIA		8,682,449
Indonesia - 2.9%
PT Aneka Tambang Tbk	9,558,000	1,305,883
PT Astra International Tbk	1,700,000	1,103,265
PT Bank Danamon Indonesia TBK	2,800,000	1,044,060
PT Bank Mandiri Persero Tbk	7,300,000	1,205,166
PT Bank PAN Indonesia Tbk	30,375,000	1,245,015
PT Berlian Laju Tanker Tbk	4,232,500	481,896
PT Bumi Resources Tbk	27,250,000	1,473,724
PT Hanjaya Mandala Sampoerna Tbk	3,800,000	2,206,529
PT Indosat Tbk	4,550,000	2,059,228
PT International Nickel Indonesia Tbk	200,000	774,221
PT Telkomunikasi Indonesia Tbk	1,830,000	1,677,270
TOTAL INDONESIA		14,576,257
Korea (South) - 30.5%
Chohung Bank Co. Ltd. (a)	803,130	2,022,628
Daewoo Heavy Industries & Machinery Ltd. (a)	329,310	2,528,729
Hana Bank	363,240	7,847,733
Hanshin Construction Co. Ltd.	89,330	1,016,369
Hanwha Chemical Corp.	855,000	5,763,884
Common Stocks - continued
	Shares	Value (Note 1)
Korea (South) - continued
Hanwha Corp.	210,000	$ 1,682,363
Honam Petrochemical Corp.	205,000	7,634,980
Hynix Semiconductor, Inc.	532,000	5,395,494
Hyundai Motor Co. Ltd.	64,000	2,440,876
Interflex Co. Ltd.	30,000	768,313
Kia Motors Corp.	160,000	1,486,343
Kook Soon Dang Brewery Co. Ltd.	45,000	698,002
Kookmin Bank (a)	179,000	6,681,897
Korea Line Corp.	137,000	2,341,033
Kumho Electric Co. Ltd.	56,650	2,887,179
LG Chemical Ltd.	29,000	1,171,518
LG Electronics, Inc.	242,360	14,706,643
LG Engineering & Construction Co. Ltd.	145,000	2,465,378
LG Petrochemical Co. Ltd.	220,000	4,415,564
Lotte Chilsung Beverage Co. Ltd.	2,500	1,474,412
Samsung Electronics Co. Ltd.	104,384	49,552,061
Samsung SDI Co. Ltd.	75,000	9,587,936
Sekonix Co. Ltd.	90,000	2,047,983
Shin Sung Engineering Co. (a)	270,000	1,267,909
Shinhan Financial Group Co. Ltd.	581,670	10,137,774
SK Corp.	180,050	7,549,720
VK Corp.	260,750	598,902
TOTAL KOREA (SOUTH)		156,171,623
Malaysia - 5.9%
Bandar Raya Developments BHD	1,200,000	710,526
Berjaya Sports Toto BHD	1,600,000	1,844,211
Bintulu Port Holdings BHD	879,000	772,595
British American Tobacco (Malaysia) BHD	110,000	1,389,474
Commerce Asset Holding BHD	1,515,100	1,993,553
IOI Corp. BHD	1,118,000	2,662,605
Kuala Lumpur Kepong BHD	1,440,000	2,557,895
Malayan Banking BHD	860,000	2,376,316
Malaysian International Shipping Corp. BHD (For. Reg.)	574,400	1,904,589
Maxis Communications BHD	1,040,000	2,381,053
Media Prima BHD (a)	2,566,200	1,235,828
O.Y.L. Industries BHD	120,000	1,136,842
Public Bank BHD (For. Reg.)	2,721,250	2,449,125
SP Setia BHD	2,100,000	2,354,211
Sunrise BHD	1,335,800	1,054,579
Sunway Holdings, Inc. BHD (a)	2,000,000	931,579
Telekom Malaysia BHD	700,000	1,740,789
WTK Holdings BHD	400,000	678,947
TOTAL MALAYSIA		30,174,717
Philippines - 0.1%
Philippine Long Distance Telephone Co. (a)	40,000	771,153
Singapore - 4.0%
City Developments Ltd.	760,000	2,723,854

	Shares	Value (Note 1)
City Developments Ltd.:
rights 6/4/04 (a)	304,000	$ 0
warrants 4/5/06 (a)	76,000	0
Keppel Corp. Ltd.	760,000	3,192,714
Singapore Press Holdings Ltd.	161,000	1,986,486
United Overseas Bank Ltd.	1,401,280	11,279,398
Wing Tai Holdings Ltd.	2,468,543	1,240,073
TOTAL SINGAPORE		20,422,525
Taiwan - 14.9%
Asia Optical Co., Inc.	215,000	1,514,905
AU Optronics Corp.	2,950,000	6,040,349
Cathay Financial Holding Co. Ltd.	661,000	1,174,315
Cheng Loong Corp.	3,425,000	1,170,544
Chi Mei Optoelectronics Corp. (a)	1,180,000	2,540,500
China Motor Co. Ltd.	660,000	1,043,360
China Steel Corp.	5,270,342	4,697,444
E.Sun Financial Holdings Co. Ltd. (a)	6,982,000	4,478,067
Far East Department Stores Co. Ltd. (a)	3,265,000	1,474,706
Formosa Petrochemical Corp.	800,000	1,252,635
Formosa Plastic Corp.	3,636,360	5,201,057
Hon Hai Precision Industries Co. Ltd.	380,084	1,499,277
MediaTek, Inc.	268,000	2,558,145
Mega Financial Holding Co. Ltd.	2,430,000	1,631,707
Nan Ya Plastics Corp.	2,590,000	3,478,290
Nien Made Enterprise Co. Ltd.	1,484,760	2,570,723
Novatek Microelectronics Corp.	440,000	1,735,622
Optimax Technology Corp.	820,000	3,407,407
Phoenix Precision Technology Corp. (a)	1,500,000	1,228,546
Powerchip Semiconductor Corp. (a)	4,250,000	4,095,152
President Chain Store Corp.	2,011,000	3,572,689
Sunplus Technology Co. Ltd.	1,820,000	3,616,983
Tainan Enterprises Co. Ltd.	1,400,000	2,040,349
Taishin Financial Holdings Co. Ltd.	2,100,000	1,840,108
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,327,712	4,030,215
Tripod Technology Corp.	1,350,000	1,841,463
U-Ming Marine Transport Corp.	280,000	380,247
United Integration Services Co. Ltd.	1,080,000	1,486,179
Yageo Corp. (a)	4,177,000	2,276,534
Yuen Foong Yu Paper Manufacturing Co.	4,675,000	2,533,875
TOTAL TAIWAN		76,411,393
Thailand - 4.6%
Advanced Info Service PCL (For. Reg.)	1,800,000	3,955,056
Aromatics (Thailand) PCL (a)	3,486,600	3,917,528
Bangchak Petroleum PCL unit (a)	3,365,560	1,302,526
Bangkok Bank Ltd. PCL (For. Reg.) (a)	1,216,600	2,976,949
Banpu PCL (For. Reg.)	600,000	1,857,678
National Petrochemical PCL (For. Reg.)	970,000	2,095,006
Common Stocks - continued
	Shares	Value (Note 1)
Thailand - continued
Siam Cement PCL (For. Reg.)	907,600	$ 4,894,921
Total Access Communication PLC (a)	1,030,000	2,595,600
TOTAL THAILAND		23,595,264
United Kingdom - 2.1%
HSBC Holdings PLC (Hong Kong) (Reg.)	754,452	10,879,198
TOTAL COMMON STOCKS (Cost $406,534,604)		487,243,462
Preferred Stocks - 2.8%

Convertible Preferred Stocks - 0.2%
Korea (South) - 0.2%
Shinsegae Co. Ltd.	3,800	825,841
Nonconvertible Preferred Stocks - 2.6%
Korea (South) - 2.6%
Hyundai Motor Co. Ltd.	150,000	2,844,421
LG Electronics, Inc.	140,090	4,357,853
Samsung Electronics Co. Ltd.	22,870	6,315,152
TOTAL KOREA (SOUTH)		13,517,426
TOTAL PREFERRED STOCKS (Cost $8,507,812)		14,343,267
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $415,042,416)		501,586,729
NET OTHER ASSETS - 1.9%		9,672,990
NET ASSETS - 100%		$ 511,259,719
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $347,555,946 and $259,649,728, respectively.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $99,356,000 of which $69,641,000, $324,000 and $29,391,000 will expire on October 31, 2006, 2007 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $415,042,416) - See accompanying schedule		$ 501,586,729
Foreign currency held at value (cost $2,756,533)		2,752,906
Receivable for investments sold		20,673,104
Receivable for fund shares sold		540,070
Dividends receivable		1,545,003
Interest receivable		5,265
Prepaid expenses		1,161
Other affiliated receivables		21,522
Other receivables		64,495
Total assets		527,190,255

Liabilities
Payable to custodian bank	$ 1,349,781
Payable for investments purchased	8,196,472
Payable for fund shares redeemed	5,052,006
Accrued management fee	319,216
Other affiliated payables	136,689
Other payables and accrued expenses	876,372
Total liabilities		15,930,536

Net Assets		$ 511,259,719
Net Assets consist of:
Paid in capital		$ 483,908,368
Undistributed net investment income		191,717
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,618,400)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,778,034
Net Assets, for 35,052,168 shares outstanding		$ 511,259,719
Net Asset Value, offering price and redemption price per share ($511,259,719 ÷ 35,052,168 shares)		$ 14.59

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 5,000,947
Interest		39,502
		5,040,449
Less foreign taxes withheld		(443,118)
Total income		4,597,331

Expenses
Management fee Basic fee	$ 1,776,178
Performance adjustment	44,551
Transfer agent fees	620,987
Accounting fees and expenses	128,179
Non-interested trustees' compensation	1,724
Custodian fees and expenses	346,552
Registration fees	36,641
Audit	45,206
Legal	609
Miscellaneous	2,516
Total expenses before reductions	3,003,143
Expense reductions	(15,068)	2,988,075
Net investment income (loss)		1,609,256
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $613,846)	42,096,421
Foreign currency transactions	(180,394)
Total net realized gain (loss)		41,916,027
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $325,376)	(20,917,248)
Assets and liabilities in foreign currencies	(47,546)
Total change in net unrealized appreciation (depreciation)		(20,964,794)
Net gain (loss)		20,951,233
Net increase (decrease) in net assets resulting from operations		$ 22,560,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,609,256	$ 3,767,890
Net realized gain (loss)	41,916,027	18,709,030
Change in net unrealized appreciation (depreciation)	(20,964,794)	79,807,436
Net increase (decrease) in net assets resulting from operations	22,560,489	102,284,356
Distributions to shareholders from net investment income	(3,836,810)	(1,964,939)
Share transactions Net proceeds from sales of shares	177,657,860	125,005,217
Reinvestment of distributions	3,688,981	1,889,991
Cost of shares redeemed	(84,726,275)	(77,651,168)
Net increase (decrease) in net assets resulting from share transactions	96,620,566	49,244,040
Redemption fees	361,170	339,680
Total increase (decrease) in net assets	115,705,415	149,903,137

Net Assets
Beginning of period	395,554,304	245,651,167
End of period (including undistributed net investment income of $191,717 and undistributed net investment income of $2,419,271, respectively)	$ 511,259,719	$ 395,554,304
Other Information Shares
Sold	11,580,565	11,009,396
Issued in reinvestment of distributions	264,130	181,730
Redeemed	(5,628,669)	(7,021,142)
Net increase (decrease)	6,216,026	4,169,984

Financial Highlights

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 9.96	$ 9.10	$ 11.74	$ 12.15	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.05	.15	.06	.03	(.04)	.03
Net realized and unrealized gain (loss)	.94	3.68	.81	(2.68)	(.38)	3.97
Total from investment operations	.99	3.83	.87	(2.65)	(.42)	4.00
Distributions from net investment income	(.13)	(.08)	(.03)	-	(.02)	(.02)
Redemption fees added to paid in capital E	.01	.01	.02	.01	.03	.04
Net asset value, end of period	$ 14.59	$ 13.72	$ 9.96	$ 9.10	$ 11.74	$ 12.15
Total Return B, C, D	7.33%	38.81%	9.75%	(22.49)%	(3.24)%	49.80%
Ratios to Average Net Assets F
Expenses before expense reductions	1.23% A	1.32%	1.54%	1.55%	1.37%	1.46%
Expenses net of voluntary waivers, if any	1.23% A	1.32%	1.54%	1.55%	1.37%	1.46%
Expenses net of all reductions	1.22% A	1.32%	1.50%	1.52%	1.35%	1.43%
Net investment income (loss)	.66% A	1.35%	.54%	.24%	(.23)%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 511,260	$ 395,554	$ 245,651	$ 206,012	$ 290,998	$ 360,682
Portfolio turnover rate	110% A	115%	131%	91%	88%	93%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

1. Significant Accounting Policies.

Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund and Fidelity Southeast Asia Fund (the funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. Certain funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Canada	$ 266,106,670	$ 48,384,865	$ (13,235,665)	$ 35,149,200
China Region	291,611,314	36,777,981	(18,964,446)	17,813,535
Emerging Markets	587,737,083	91,026,016	(34,527,980)	56,498,036
Europe	1,521,248,479	228,936,151	(48,304,576)	180,631,575
Europe Capital Appreciation	406,841,181	69,569,944	(16,579,546)	52,990,398
Japan	679,337,750	100,096,001	(14,364,100)	85,731,901
Japan Smaller Companies	1,262,210,441	383,255,441	(19,772,657)	363,482,784
Latin America	224,922,816	80,245,766	(11,719,208)	68,526,558
Nordic	100,427,815	18,623,165	(8,539,083)	10,084,082
Pacific Basin	437,843,141	73,366,735	(17,257,815)	56,108,920
Southeast Asia	416,574,407	106,357,091	(21,344,769)	85,012,322

Short-Term Trading (Redemption) Fees. Shares held in Canada, China Region, Emerging Markets, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin and Southeast Asia less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Europe and Europe Capital Appreciation less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Canada, Europe, Europe Capital Appreciation, Japan, Pacific Basin, and Southeast Asia is subject to a performance adjustment (up to a maximum ±.20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Canada	.45%	.28%	.81%
China Region	.45%	.28%	.73%
Emerging Markets	.45%	.28%	.72%
Europe	.45%	.28%	.75%
Europe Capital Appreciation	.45%	.28%	.92%
Japan	.45%	.28%	.64%
Japan Smaller Companies	.45%	.28%	.72%
Latin America	.45%	.28%	.73%
Nordic	.45%	.28%	.72%
Pacific Basin	.45%	.28%	.76%
Southeast Asia	.45%	.28%	.74%

Sales Load. Shares of Canada, Europe, and Pacific Basin purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption. For the period, sales charge amounts retained by Fidelity Distributors Corporation (FDC), an affiliate of FMR, were as follows:

Retained by FDC
Canada	$ 199
Europe	10,488
Pacific Basin	2,135

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Canada	.27%	|
China Region	.28%
Emerging Markets	.29%
Europe	.26%
Europe Capital Appreciation	.25%
Japan	.26%
Japan Smaller Companies	.21%
Latin America	.28%
Nordic	.32%
Pacific Basin	.29%
Southeast Asia	.25%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Canada	$ 38,410
China Region	68,247
Emerging Markets	122,852
Europe	231,555
Europe Capital Appreciation	122,051
Japan	48,642
Japan Smaller Companies	334,517
Latin America	25,337
Nordic	11,166
Pacific Basin	48,279
Southeast Asia	38,662

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Canada	$ 92,778	$ 5,582	$ 179
China Region	14,268	439	-
Emerging Markets	113,893	47	88
Europe	775,732	130	2,962
Europe Capital Appreciation	104,691	75	-
Japan	-	-	545
Japan Smaller Companies	-	3	183
Latin America	15,155	57	-
Nordic	16,926	1,673	10
Pacific Basin	12,531	13	33
Southeast Asia	15,068	-	-

8. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Europe	47%	-	-
Japan	41%	-	-
Japan Smaller Companies	16%	-	-
Pacific Basin	-	1	12%
Southeast Asia	21%	-	-

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 18% and 12% of the total outstanding shares of Europe and Japan, respectively. Fidelity Freedom Fund 2030 was the owner of record of approximately 13% of the total outstanding shares of Europe. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 46%, 30% and 20% of the total outstanding shares of Europe, Japan, and Southeast Asia, respectively.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NH

3518 Route 1 North
Princeton, NH

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, Southeast Asia Fund

Brown Brothers Harriman & Co.
Boston, MA

Canada Fund, China Region Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund

Fidelity's International Equity Funds

Aggressive International Fund

Canada Fund

China Region Fund

Diversified International Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

International Growth & Income Fund

International Small Cap Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Southeast Asia Fund

Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

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Fidelity Advisor

International Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan 31.0%
United Kingdom 17.4%
Germany 8.8%
Australia 7.8%
Greece 3.0%
Sweden 2.9%
Norway 2.9%
France 2.8%
Hong Kong 2.3%
Other 21.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan 29.3%
United Kingdom 14.8%
United States of America 13.4%
Germany 10.7%
Australia 6.4%
Sweden 3.6%
Hong Kong 3.5%
France 2.5%
Greece 2.5%
Other 13.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	87.0
Bonds	0.0	0.0
Short-Term Investments and Net Other Assets	1.4	13.0
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Freenet.de AG (Germany, Internet Software & Services)	2.5	1.0
MobilCom AG (Germany, Wireless Telecommunication Services)	1.6	4.0
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.4	0.0
NOK Corp. (Japan, Auto Components)	1.2	1.4
Fujikura Ltd. (Japan, Electrical Equipment)	1.1	1.4
Faith, Inc. (Japan, IT Services)	1.1	0.4
QBE Insurance Group Ltd. (Australia, Insurance)	1.0	1.0
ARRK Corp. (Japan, Commercial Services & Supplies)	1.0	1.1
Toyo Ink Manufacturing Co. Ltd. (Japan, Chemicals)	1.0	0.3
Nihon Dempa Kogyo Co. Ltd. (Japan, Electronic Equipment & Instruments)	1.0	1.0
	12.9
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	19.9
Information Technology	19.9	16.5
Industrials	15.4	14.0
Financials	12.7	12.8
Materials	10.8	7.3
Health Care	6.6	8.4
Energy	4.8	0.6
Telecommunication Services	4.2	5.0
Consumer Staples	2.6	2.4
Utilities	0.4	0.1

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
Australia - 7.8%
Amcor Ltd.	435,801	$ 2,185,020
Australian Stock Exchange Ltd.	903,839	10,506,424
BHP Steel Ltd.	2,659,201	11,296,302
Boral Ltd.	2,602,417	11,280,697
Centamin Egypt Ltd. (a)	3,454,531	614,095
Centennial Coal Co. Ltd.	4,089,388	8,567,697
Corporate Express Australia Ltd.	1,778,551	6,231,834
CSL Ltd.	155,361	2,476,027
Dwyka Diamonds Ltd. (a)	400,000	172,432
Hardman Resources Ltd. (a)	475,138	532,058
Hardman Resources Ltd. (a)	203,356	227,742
JB Hi-Fi Ltd.	1,483,593	2,486,626
Patrick Corp. Ltd.	1,112,383	4,098,570
Promina Group Ltd.	914,490	2,477,525
QBE Insurance Group Ltd.	1,468,965	12,363,606
Stockland	343,151	1,281,692
Stockland New	11,600	42,824
United Group Ltd.	3,412,640	11,217,851
Westpac Banking Corp.	392,972	4,959,779
TOTAL AUSTRALIA		93,018,801
Austria - 0.2%
Wolford AG (a)	74,336	1,999,441
Belgium - 1.0%
Exmar NV	21,600	1,125,735
Melexis NV	93,199	1,022,821
Mobistar SA (a)	33,191	2,147,371
Roularta Media Group NV	24,376	1,314,512
Telindus Group NV (a)	595,955	5,976,295
TOTAL BELGIUM		11,586,734
Canada - 0.3%
Oilexco, Inc. (a)	933,000	1,408,122
Ontzinc Corp. (a)(c)	9,519,330	832,868
Uruguay Mineral Exploration, Inc. (a)	500,000	1,458,204
TOTAL CANADA		3,699,194
Cayman Islands - 0.0%
Semiconductor Manufacturing International Corp.	490,000	117,476
China - 0.7%
Aluminum Corp. of China Ltd. (H Shares)	5,744,000	3,369,120
Global Bio-Chem Technology Group Co. Ltd.	3,008,000	2,198,182
Common Stocks - continued
	Shares	Value (Note 1)
China - continued
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	$ 0
PICC Property & Casualty Co. Ltd. (H Shares)	9,086,000	3,174,316
TOTAL CHINA		8,741,618
Denmark - 0.6%
Coloplast AS Series B	7,400	696,978
DSV de Sammensluttede Vognmaend AS	38,967	1,650,001
Group 4 Falck AS	49,795	1,234,633
SimCorp AS	81,439	3,336,965
TOTAL DENMARK		6,918,577
Egypt - 0.3%
Orascom Telecom SAE unit (a)	372,274	3,473,316
Estonia - 0.2%
Hansabank SA	356,528	2,729,528
Finland - 1.2%
Aldata Solutions Oyj (a)	2,940,946	6,060,502
Alma Media Corp.	133,020	1,203,253
Capman Oyj (A Shares)	671,937	1,489,338
Hackman Oyj AB (A Shares)	24,120	1,070,677
Nokian Tyres Ltd.	35,628	2,987,587
Vacon Oyj	73,381	950,391
TOTAL FINLAND		13,761,748
France - 2.8%
Areva (investment certificates)	8,300	2,217,563
Bacou Dalloz	7,963	601,050
Generale de Sante	371,352	5,009,764
Groupe Bourbon SA	12,440	1,466,589
Groupe Open SA	17,500	632,148
Groupe Open SA warrants 10/21/06 (a)	14,809	12,242
Inter Parfums SA	10,707	781,229
Ipsos SA	19,803	2,036,875
JET Multimedia SA (a)	122,778	2,836,094
Lectra	117,770	973,592
Maisons France Confort	10,498	581,088
Neopost SA	71,100	3,919,358
Nexans SA	26,310	884,823
Oeneo Group (a)	61,110	272,363
Orpea (a)	41,306	950,183
Seche Environment SA	11,500	668,240
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
SR Teleperformance SA	81,332	$ 1,666,290
Stedim SA	37,663	2,391,574
Toupargel-Agrigel	51,300	1,241,543
Vivendi Universal SA (a)	170,532	4,215,551
TOTAL FRANCE		33,358,159
Germany - 8.1%
Advanced Photonics Technologies AG (a)	44,139	116,342
Articon-Integralis AG (Reg.) (a)(c)	537,070	2,213,515
Bijou Brigitte Modische Accessoires AG	20,625	1,218,243
DAB Bank AG (a)	168,213	1,471,213
Data Modul AG (a)	34,300	704,776
ElringKlinger AG	24,521	2,600,007
Fielmann AG	22,343	1,171,150
FJA AG	89,089	1,472,978
Freenet.de AG (a)	339,323	29,722,351
Fresenius AG	47,586	3,905,376
Fresenius Medical Care AG	71,113	4,951,852
GPC Biotech AG (a)	45,809	692,633
Grenkeleasing AG	136,318	5,232,856
Hyrican Informationssysteme AG	159,994	2,277,263
Kontron AG (a)	208,564	1,731,672
Merck KGaA	51,441	2,753,694
MobilCom AG	1,008,361	19,595,663
Parsytec AG (a)	139,271	599,030
PC-Spezialist Franchise AG	158,900	2,246,461
Pfleiderer AG (a)	990,500	6,669,355
PSI AG (a)	144,416	728,434
Pulsion Medical Systems AG (a)	156,865	779,951
Rational AG	24,000	1,546,987
Rheinmetall AG	25,254	1,025,101
United Internet AG	67,249	1,691,992
TOTAL GERMANY		97,118,895
Greece - 3.0%
Autohellas SA	27,548	245,559
Cosmote Mobile Telecommunications SA	200,500	3,218,935
Folli Follie SA	362,998	10,863,999
Germanos SA	78,098	2,103,436
Greek Organization of Football Prognostics SA	311,042	5,932,738
Hellenic Exchanges Holding SA (a)	224,595	1,948,192
Hyatt Regency SA (Reg.)	232,682	2,414,203
Common Stocks - continued
	Shares	Value (Note 1)
Greece - continued
Public Power Corp. of Greece	29,700	$ 752,948
Sarantis SA (Reg.)	1,198,648	5,974,177
Technical Olympic SA (Reg.)	490,396	2,185,662
TOTAL GREECE		35,639,849
Hong Kong - 2.3%
ASM Pacific Technology Ltd.	528,500	2,188,560
China Insurance International Holdings Co. Ltd.	13,106,000	6,301,042
China Merchants Holdings International Co. Ltd.	5,166,000	6,093,309
China Pharmaceutical Enterprise and Investment Corp. Ltd.	19,820,000	5,780,907
Kingboard Chemical Holdings Ltd.	4,127,800	7,779,415
TOTAL HONG KONG		28,143,233
Hungary - 0.2%
OTP Bank Rt. (a)	152,073	2,822,860
Ireland - 1.4%
DEPFA BANK PLC	37,220	5,579,511
Glanbia PLC	470,000	1,469,709
IAWS Group PLC (Ireland)	38,059	433,186
Independent News & Media PLC (Ireland)	1,144,964	2,606,385
Kingspan Group PLC (Ireland)	589,858	3,151,922
Paddy Power PLC	137,311	1,571,093
Petroceltic International PLC (a)	15,000,000	2,221,174
Petroceltic International PLC warrants 5/28/04 (a)	3,722,734	153,862
TOTAL IRELAND		17,186,842
Italy - 0.7%
Amplifon Spa	51,750	1,595,923
Buzzi Unicem Spa	18,520	246,229
Cassa Di Risparmio Di Firenze	2,942,982	5,119,733
Saipem Spa	197,600	1,851,106
TOTAL ITALY		8,812,991
Japan - 31.0%
Able, Inc.	275,600	7,591,219
Amiyaki Tei Co. Ltd.	536	2,081,214
ARRK Corp.	281,200	11,718,142
Asahi Broadcasting Corp.	34,480	2,294,667
Asahi Glass Co. Ltd.	102,000	1,058,555
BB Net Corp. (a)	177	572,460
Capcom Co. Ltd.	166,700	1,719,644
Casio Computer Co. Ltd.	160,000	1,809,752
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Chiyoda Integre Co. Ltd.	65,800	$ 2,116,436
Chugoku Marine Paints Ltd.	89,000	466,566
Citizen Electronics Co. Ltd.	120,450	7,652,150
Culture Convenience Club Co. Ltd.	63,400	675,992
Daikin Industries Ltd.	154,000	3,537,137
Daikokutenbussan Co. Ltd.	8,400	373,181
Disco Corp.	15,000	705,046
Drake Beam Morin Japan, Inc.	197,200	5,028,743
Dwango Co. Ltd.	157	3,808,315
Eizo Nanao Corp.	132,200	4,463,604
Excel Co. Ltd.	62,900	1,335,731
Faith, Inc.	1,741	12,731,196
Fast Retailing Co. Ltd.	20,000	1,528,266
Fuji Seal, Inc.	181,300	7,120,175
Fuji Spinning Co. Ltd. (a)	2,524,000	3,251,831
Fujikura Ltd.	2,469,000	13,118,763
Globaly Corp.	19,000	528,407
H.I.S. Co. Ltd.	43,700	1,176,507
Heian Ceremony Service Co. Ltd.	156,000	1,248,878
Hitachi Construction Machinery Co. Ltd.	114,000	1,499,123
Hogy Medical Co.	170,400	8,539,242
House of Rose Co. Ltd.	56,900	738,135
Ishihara Chemical Co. Ltd.	2,000	28,113
JACCS Co. Ltd.	226,000	1,383,561
Japan Medical Dynamic Marketing, Inc.	190,000	2,366,858
Japan Radio Co. Ltd. (a)	233,000	964,745
Jastec Co. Ltd.	54,500	855,181
KAGA ELECTRONICS Co. Ltd.	160,500	2,873,563
Kahma Co. Ltd.	135,000	1,752,486
Kawasho Corp. (a)	812,000	1,991,296
Kibun Food Chemifa Co. Ltd.	412,000	8,309,859
Kobe Steel Ltd. (a)	7,068,000	9,608,566
Konica Minolta Holdings, Inc.	121,500	1,649,568
Kubota Corp.	389,000	1,655,601
Kura Corp. Ltd.	527	2,224,205
Kura Corp. Ltd. New (a)	527	2,083,729
Leopalace21 Corp.	82,000	1,347,167
Livin' on the EDGE Co. Ltd. (a)	30,110	1,781,786
Marktec Corp.	59,000	517,416
Matsui Securities Co. Ltd.	51,300	1,659,164
Mazda Motor Corp.	396,000	1,235,017
Melco Holdings, Inc. (a)	216,000	5,690,482
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mitsubishi Materials Corp. (a)	848,000	$ 1,642,566
Mitsui & Associates Telepark Corp.	242	1,378,301
Mitsui Fudosan Co. Ltd.	294,000	3,173,907
Mitsui Trust Holdings, Inc.	768,000	5,329,456
Mobilephone Telecommunications International Ltd.	87	103,584
Murata Manufacturing Co. Ltd.	41,100	2,643,936
Nabtesco Corp. (a)	147,000	858,130
Neturen Co. Ltd.	100,000	571,323
New Japan Radio Co. Ltd.	44,000	579,000
Nidec Corp.	46,700	4,941,960
Nihon Dempa Kogyo Co. Ltd.	510,100	11,466,911
Nihon Falcom Corp.	141	538,714
Nihon Falcom Corp. New (a)	116	443,197
Nihon Trim Co. Ltd.	31,250	2,165,784
Nihon Unicom Corp.	5,300	58,865
Nippon Chemi-con Corp.	761,000	4,124,631
Nippon Chemical Industrial Co. Ltd.	222,000	954,704
Nippon Electric Glass Co. Ltd.	77,000	1,778,831
Nippon Light Metal Co. Ltd.	2,939,000	7,181,297
Nippon Mining Holdings, Inc.	542,500	2,236,600
Nippon Shinpan Co. Ltd.	195,000	725,971
Nippon Thompson Co. Ltd.	278,000	1,842,698
Nishi-Nippon Bank Ltd. (a)	98,000	396,194
Nissin Co. Ltd.	186,200	666,738
Nissin Co. Ltd. New (a)	186,200	666,738
Nissin Kogyo Co. Ltd.	378,400	9,061,091
Nitta Corp.	154,100	2,359,166
Nittoku Engineering Co. Ltd.	79,500	621,613
NOF Corp.	252,000	1,021,024
NOK Corp.	365,100	13,851,931
Okamoto Glass Co. Ltd.	124,800	2,007,076
Osaki Electric Co. Ltd.	268,000	1,483,520
Pacific Metals Co. Ltd. (a)	846,000	3,532,961
Pigeon Corp.	217,400	3,048,156
Pixela Corp.	43,500	1,043,575
Reins International, Inc.	1,271	6,662,975
Rohto Pharmaceutical Co. Ltd.	611,000	5,363,753
Salomon & Taylor Made Co. Ltd.	26,000	274,910
Sankyo-Tateyama Holdings, Inc. (a)	731,000	2,422,684
Sekisui Chemical Co. Ltd.	136,000	943,758
Senshukai Co. Ltd.	86,000	891,743
Shin Nippon Biomedical Laboratories Ltd.	25,000	1,075,118
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Shinko Electric Industries Co.Ltd.	53,100	$ 1,604,147
Showa Denko KK	4,739,000	10,568,930
Siix Corp.	51,200	1,228,300
SMBC Friend Securities Co. Ltd.	457,500	2,451,202
Sodick Co. Ltd. (a)	322,000	2,889,667
Soken Chemical & Engineer Co. Ltd.	66,200	1,664,620
Stanley Electric Co. Ltd.	195,700	3,625,497
Sumitomo Corp.	1,119,000	8,421,396
Sumitomo Light Metal Industries Ltd. (a)	672,000	1,212,093
Sumitomo Metal Mining Co. Ltd.	1,091,000	6,504,559
Sumitomo Mitsui Financial Group, Inc.	738	5,468,812
Suncall Corp.	206,000	1,570,454
Takara Co. Ltd.	59,500	334,650
Takeuchi Manufacturing Co. Ltd.	159,200	7,737,506
Telewave, Inc.	353	3,011,040
Teraoka Seisakusho Co. Ltd.	58,000	622,538
Tokyo Seimitsu Co. Ltd.	58,600	1,884,850
Toppan Printing Co. Ltd.	482,000	5,554,662
Toyo Ink Manufacturing Co. Ltd.	2,749,000	11,528,886
Toyo Machinery & Metal Co. Ltd.	220,000	1,598,993
Toyo Radiator Co. Ltd.	202,000	1,044,588
Toyoda Gosei Co. Ltd.	275,800	7,400,683
Trancom Co. Ltd.	64,600	1,308,694
Trend Micro, Inc.	27,500	1,033,579
Ulvac Ltd.	2,900	123,425
USS Co. Ltd.	68,480	5,676,962
Wintest Corp.	70	653,067
Works Applications Co. Ltd. (a)	195	713,843
Yamato Transport Co. Ltd.	113,000	1,683,767
TOTAL JAPAN		371,723,940
Korea (South) - 0.3%
SKC Co. Ltd.	353,470	3,208,299
Liechtenstein - 0.2%
Verwaltungs-und Privat-Bank AG	16,273	2,477,691
Luxembourg - 1.3%
Millicom International Cellular SA unit (a)	253,600	6,371,776
Stolt-Nielsen SA	676,190	8,914,605
TOTAL LUXEMBOURG		15,286,381
Netherlands - 1.8%
Completel Europe NV (a)	76,809	2,942,955
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Exact Holdings NV	89,311	$ 2,461,081
Fugro NV (Certificaten Van Aandelen)	32,965	1,908,416
Hunter Douglas NV	27,587	1,321,088
New Skies Satellites NV	196,190	1,502,003
PinkRoccade NV	186,326	2,931,104
Royal P & O Nedlloyd NV	30,560	980,521
Unit 4 Agresso NV (a)	57,667	792,472
Univar NV	297,072	6,015,081
Wolters Kluwer NV (Certificaten Van Aandelen)	57,025	959,919
TOTAL NETHERLANDS		21,814,640
New Zealand - 0.1%
The Warehouse Group Ltd.	344,626	940,684
Norway - 2.9%
ABG Sundal Collier ASA	5,860,000	5,121,930
Bolig- og Naeringsbanken ASA	29,740	1,083,093
Catch Communications ASA	691,000	1,852,169
Komplett ASA	153,200	1,472,948
Kverneland ASA	61,209	793,579
Nordic VLSI ASA (a)	449,000	1,471,681
Norsk Hydro ASA	183,500	10,745,760
Orkla ASA (A Shares)	64,572	1,561,482
P4 Radio Hele Norge ASA (a)	141,400	187,446
Statoil ASA	243,600	3,042,960
TANDBERG Data ASA (a)	165,800	367,124
TANDBERG Television ASA (a)	728,629	4,351,862
Visma ASA	107,762	1,177,366
Yara International ASA	142,247	1,005,008
TOTAL NORWAY		34,234,408
Portugal - 0.6%
Impresa SGPS (a)	121,200	609,881
Media Capital SGPS SA	1,182,976	6,122,838
TOTAL PORTUGAL		6,732,719
Russia - 1.5%
Mobile TeleSystems OJSC sponsored ADR	24,500	2,645,020
OAO Gazprom sponsored ADR	192,200	5,938,980
Sberbank RF unit (a)	82,400	3,172,400
Vimpel Communications sponsored ADR (a)	27,600	2,477,376
YUKOS Corp. sponsored ADR	90,000	4,005,000
TOTAL RUSSIA		18,238,776
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - 0.8%
Neptune Orient Lines Ltd.	3,048,000	$ 3,492,127
Singapore Exchange Ltd.	2,698,000	2,583,866
Singapore Petroleum Co. Ltd.	1,501,000	2,478,149
Venture Corp. Ltd.	124,000	1,391,539
TOTAL SINGAPORE		9,945,681
South Africa - 2.2%
African Bank Investments Ltd.	1,633,151	2,474,790
Discovery Holdings Ltd. (a)	1,369,619	2,711,787
MTN Group Ltd. (a)	803,802	3,343,860
Steinhoff International Holdings Ltd.	14,025,632	17,343,815
Wilson Bayly Holmes-Ovcon Ltd.	333,456	805,622
TOTAL SOUTH AFRICA		26,679,874
Spain - 0.5%
Antena 3 Television SA (a)	49,758	2,527,679
Corporacion Mapfre SA (Reg.)	271,121	3,248,301
TOTAL SPAIN		5,775,980
Sweden - 2.9%
Eniro AB	206,828	1,678,074
Finnveden Invest AB Series B (a)	402,884	3,505,998
Hexagon AB (B Shares)	88,343	2,999,988
Lindex AB	31,898	845,276
Lundin Petroleum AB (a)	370,708	1,751,254
Modern Times Group AB (MTG) (B Shares) (a)	72,700	1,227,253
Observer AB	297,314	1,186,657
OMHEX AB	295,085	3,977,355
Sectra AB (B Shares)	154,890	1,185,739
Skandia Foersaekrings AB	1,421,931	5,582,257
Song Networks Holding AB (a)	349,874	2,257,193
Teleca AB (B Shares)	545,353	3,097,258
Wedins Norden AB Series B (a)(c)	13,444,790	4,011,427
WM-Data AB (B Shares)	707,144	1,573,138
TOTAL SWEDEN		34,878,867
Switzerland - 1.6%
A Hiestand Holding AG	1,812	888,167
Actelion Ltd. (Reg.) (a)	19,177	2,105,695
Adecco SA	90,334	4,018,056
Amazys Holding AG	16,330	551,476
Barry Callebaut AG	7,735	1,609,095
Escor Casino & Entertainment SA	19,770	543,274
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Geberit AG (Reg.)	2,248	$ 1,367,367
Micronas Semiconductor Holding AG	19,509	908,814
Sika AG (Bearer)	4,767	2,244,593
Sulzer AG (Reg.)	6,935	1,798,657
Swissquote Group Holding SA (a)	20,533	2,060,432
Temenos Group AG (a)	156,181	1,314,066
TOTAL SWITZERLAND		19,409,692
Taiwan - 0.1%
Merry Electronics Co. Ltd.	507,000	1,244,219
Turkey - 0.7%
Beko Elektronik AS (a)	1,317,021,600	8,251,931
United Kingdom - 17.4%
AeroBox PLC (a)	3,800,000	1,367,902
AFA Systems PLC (a)	500,000	206,652
Air Partner PLC	45,000	333,176
Alba PLC	426,500	5,883,382
Amlin PLC	194,414	571,104
Atrium Underwriting PLC (a)	318,360	1,103,569
Biocompatibles International PLC	79,010	239,471
BP PLC	736,000	6,489,067
Britannic Group PLC	445,700	2,693,815
Caffe Nero Group PLC (a)	350,478	532,688
Carnival PLC	53,171	2,388,506
Carphone Warehouse Group PLC	1,542,749	3,921,729
Centrica PLC	589,758	2,290,718
Chaucer Holdings PLC	1,841,300	1,685,691
Collins Stewart Tullett PLC	158,575	1,175,485
Corac Group PLC (a)(c)	3,472,304	1,543,135
Corin Group PLC	1,239,214	5,936,785
CSS Stellar PLC	270,308	295,516
CustomVis PLC	375,215	210,105
Diagonal PLC	286,590	252,181
Domino's Pizza UK & IRL PLC	364,984	1,333,312
Domnick Hunter Group PLC	182,089	1,231,642
Edinburgh Oil & Gas PLC (a)	244,519	717,204
Eidos PLC (a)	403,313	1,218,814
Electra Investment Trust PLC (a)	128,483	1,651,316
Enterprise Inns PLC	179,562	1,947,110
Entertainment Rights PLC (a)	4,956,589	947,191
Flomerics Group PLC	449,658	547,544
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Future Network PLC (a)	1,717,169	$ 2,106,243
Galliford Try PLC	859,464	779,191
Games Workshop Group PLC	240,858	3,140,563
GMA Resources PLC (a)	1,850,000	813,942
Goldshield Group PLC	535,700	2,404,525
GTL Resources PLC (a)	7,498,739	916,447
Highbury House Communications PLC	713,914	272,854
Holidaybreak PLC	150,026	1,320,134
Hornby PLC	209,088	3,884,111
Icap PLC	599,250	2,934,782
Ideal Shopping Direct PLC (a)	25,000	32,442
Inchcape PLC	37,322	995,845
International Energy Group Ltd.	523,743	1,559,478
Intertek Group PLC	89,410	817,347
ITE Group PLC	3,169,616	3,127,130
ITV PLC	958,486	2,104,258
JJB Sports PLC	399,416	1,856,707
John David Group PLC	235,183	961,568
Kesa Electricals PLC	1,828,101	9,164,221
Lambert Howarth Group PLC (c)	1,320,284	6,630,283
Lastminute.com PLC (a)	2,006,726	6,858,051
Lawrence PLC	994,346	6,787,581
Lok'nStore Group PLC (a)	124,100	238,255
London Clubs International PLC (a)	140,155	327,005
Man Group PLC	82,669	2,480,627
Manganese Bronze Holdings PLC	239,797	1,037,980
Manpower Software PLC (a)	258,824	167,936
Marlborough Stirling PLC	408,469	435,669
Matalan PLC	888,363	2,672,793
Matchnet PLC (a)	550,000	6,260,073
Matchnet PLC unit (a)	656,190	7,468,722
Mothercare PLC (a)	273,362	1,637,624
N Brown Group PLC	544,210	1,189,920
NDS Group PLC sponsored ADR (a)	105,154	2,699,303
NETeller PLC (a)	625,000	1,966,525
Ocean Wilsons Holdings Ltd.	170,311	543,442
Oystertec PLC (a)	7,009,687	2,211,787
Peacock Group PLC	749,517	2,811,319
Phytopharm PLC (a)	528,100	1,797,758
Pilat Media Global PLC (a)(c)	2,880,000	3,097,377
Premier Farnell PLC	149,000	667,472
Premier Oil PLC (a)	173,870	1,545,400
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Proteome Sciences PLC (a)	648,207	$ 1,376,981
Provident Financial PLC	460,594	5,895,179
QA PLC (a)	13,554,656	1,144,533
Regal Petroleum PLC (a)	429,097	2,868,069
Robert Walters PLC	475,911	1,044,814
Royalblue Group PLC	230,103	2,331,543
Sanctuary Group PLC	3,046,215	2,721,090
SCI Entertainment Group PLC (a)	411,531	987,603
Shell Transport & Trading Co. PLC (Reg.)	955,700	6,701,050
Shore Capital Group PLC	7,219,477	4,010,532
Sibir Energy PLC (a)	1,162,800	578,774
Sinclair Pharma PLC	505,018	1,378,039
SkyePharma PLC (a)	124,100	130,709
SMG PLC	539,444	1,102,784
Staffware PLC	36,412	512,968
Sterling Energy PLC (a)	1,275,000	314,591
SurfControl PLC (a)	187,431	1,999,120
Ted Baker PLC	229,549	1,783,213
Teesland PLC	2,000,000	2,577,593
Tikit Group PLC (c)	797,761	1,921,579
Ukbetting PLC (a)	2,617,419	2,803,345
Urbium PLC	212,455	2,148,946
William Hill PLC	498,486	4,749,676
William Ransom & Son PLC	250,000	223,654
Windsor PLC	700,000	482,188
Wolfson Microelectronics PLC	926,350	4,376,175
WS Atkins PLC	222,222	2,408,713
Xansa PLC	598,007	967,373
TOTAL UNITED KINGDOM		208,980,334
United States of America - 0.6%
NTL, Inc. (a)	69,000	3,917,130
Private Media Group, Inc. (a)	202,400	487,784
ResMed, Inc. Chess Depositary Interests (a)	642,463	3,160,844
TOTAL UNITED STATES OF AMERICA		7,565,758
TOTAL COMMON STOCKS (Cost $1,015,926,175)		1,166,519,136
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value (Note 1)
Germany - 0.7%
Fresenius AG	43,805	$ 3,057,121
Fresenius Medical Care AG	74,566	3,558,314
Rheinmetall AG	44,737	1,822,380
TOTAL GERMANY		8,437,815
Italy - 0.6%
Buzzi Unicem Spa (Risp)	525,105	4,515,254
Fondiaria-Sai Spa (Risp)	169,085	2,253,306
TOTAL ITALY		6,768,560
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,596,863)		15,206,375
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 1.06% (b)	38,135,766	38,135,766
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	70,952,562	70,952,562
TOTAL MONEY MARKET FUNDS (Cost $109,088,328)		109,088,328
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,138,611,366)		1,290,813,839
NET OTHER ASSETS - (7.7)%		(91,922,719)
NET ASSETS - 100%		$ 1,198,891,120
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $840,279,398 and $254,960,893, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,801,993) (cost $1,138,611,366) - See accompanying schedule		$ 1,290,813,839
Cash		2,123,716
Foreign currency held at value (cost $7,829,979)		7,819,806
Receivable for investments sold		1,360,464
Receivable for fund shares sold		3,847,820
Dividends receivable		2,983,513
Interest receivable		46,297
Prepaid expenses		809
Other affiliated receivables		60,363
Other receivables		206,221
Total assets		1,309,262,848

Liabilities
Payable for investments purchased	$ 25,173,285
Payable for fund shares redeemed	12,888,766
Accrued management fee	950,679
Distribution fees payable	14,412
Other affiliated payables	244,268
Other payables and accrued expenses	147,756
Collateral on securities loaned, at value	70,952,562
Total liabilities		110,371,728

Net Assets		$ 1,198,891,120
Net Assets consist of:
Paid in capital		$ 1,015,321,184
Undistributed net investment income		1,582,676
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,897,990
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,089,270
Net Assets		$ 1,198,891,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,303,622 ÷ 462,844 shares)	$ 20.10

Maximum offering price per share (100/94.25 of $20.10)	$ 21.33
Class T: Net Asset Value and redemption price per share ($11,819,731 ÷ 588,824 shares)	$ 20.07

Maximum offering price per share (100/96.50 of $20.07)	$ 20.80
Class B: Net Asset Value and offering price per share ($3,555,616 ÷ 178,290 shares) A	$ 19.94

Class C: Net Asset Value and offering price per share ($5,917,935 ÷ 296,288 shares) A	$ 19.97

International Small Cap Fund: Net Asset Value, offering price and redemption price per share ($1,165,911,494 ÷ 57,831,970 shares)	$ 20.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,382,722 ÷ 118,191 shares)	$ 20.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends (including $244,234 received from affiliated issuers)		$ 7,560,674
Interest		275,287
Security lending		437,418
		8,273,379
Less foreign taxes withheld		(637,702)
Total income		7,635,677

Expenses
Management fee Basic fee	$ 4,008,244
Performance adjustment	243,411
Transfer agent fees	967,985
Distribution fees	56,268
Accounting and security lending fees	237,846
Non-interested trustees' compensation	1,804
Custodian fees and expenses	293,397
Registration fees	211,551
Audit	21,418
Legal	17,413
Miscellaneous	2,150
Total expenses before reductions	6,061,487
Expense reductions	(157,537)	5,903,950
Net investment income (loss)		1,731,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	30,547,090
Foreign currency transactions	(112,246)
Total net realized gain (loss)		30,434,844
Change in net unrealized appreciation (depreciation) on: Investment securities	79,706,898
Assets and liabilities in foreign currencies	(101,885)
Total change in net unrealized appreciation (depreciation)		79,605,013
Net gain (loss)		110,039,857
Net increase (decrease) in net assets resulting from operations		$ 111,771,584
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,731,727	$ 516,714
Net realized gain (loss)	30,434,844	11,443,482
Change in net unrealized appreciation (depreciation)	79,605,013	72,481,971
Net increase (decrease) in net assets resulting from operations	111,771,584	84,442,167
Distributions to shareholders from net investment income	(740,876)	-
Distributions to shareholders from net realized gain	(11,573,205)	(27,060)
Total distributions	(12,314,081)	(27,060)
Share transactions - net increase (decrease)	539,645,028	470,607,516
Redemption fees	1,049,921	290,434
Total increase (decrease) in net assets	640,152,452	555,313,057

Net Assets
Beginning of period	558,738,668	3,425,611
End of period (including undistributed net investment income of $1,582,676 and undistributed net investment income of $614,412, respectively)	$ 1,198,891,120	$ 558,738,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	- I	.02 F
Net realized and unrealized gain (loss)	2.72	5.30
Total from investment operations	2.72	5.32
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.33)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 20.10	$ 17.69
Total Return B, C, D	15.73%	43.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.73% A	1.77% A
Expenses net of voluntary waivers, if any	1.73% A	1.77% A
Expenses net of all reductions	1.69% A	1.74% A
Net investment income (loss)	(.03)% A	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,304	$ 4,960
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.02)	- F, I
Net realized and unrealized gain (loss)	2.71	5.31
Total from investment operations	2.69	5.31
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.32)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 20.07	$ 17.68
Total Return B, C, D	15.56%	43.16%
Ratios to Average Net Assets H
Expenses before expense reductions	1.93% A	2.12% A
Expenses net of voluntary waivers, if any	1.93% A	2.12% A
Expenses net of all reductions	1.89% A	2.09% A
Net investment income (loss)	(.23)% A	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,820	$ 3,990
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05) F
Net realized and unrealized gain (loss)	2.70	5.30
Total from investment operations	2.61	5.25
Distributions from net realized gain	(.31)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 19.94	$ 17.62
Total Return B, C, D	15.15%	42.67%
Ratios to Average Net Assets H
Expenses before expense reductions	2.58% A	2.76% A
Expenses net of voluntary waivers, if any	2.58% A	2.76% A
Expenses net of all reductions	2.55% A	2.73% A
Net investment income (loss)	(.89)% A	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,556	$ 1,016
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04) F
Net realized and unrealized gain (loss)	2.70	5.31
Total from investment operations	2.63	5.27
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.32)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 19.97	$ 17.64
Total Return B, C, D	15.25%	42.83%
Ratios to Average Net Assets H
Expenses before expense reductions	2.42% A	2.57% A
Expenses net of voluntary waivers, if any	2.42% A	2.57% A
Expenses net of all reductions	2.38% A	2.55% A
Net investment income (loss)	(.72)% A	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,918	$ 1,383
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07 E	(.01)
Net realized and unrealized gain (loss)	2.72	7.75	(.12)
Total from investment operations	2.76	7.82	(.13)
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	(.31)	(.02)	-
Total distributions	(.33)	(.02)	-
Redemption fees added to paid in capital D	.02	.04	- H
Net asset value, end of period	$ 20.16	$ 17.71	$ 9.87
Total Return B, C	15.94%	79.78%	(1.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.54%	13.70% A
Expenses net of voluntary waivers, if any	1.30% A	1.54%	1.80% A
Expenses net of all reductions	1.27% A	1.51%	1.80% A
Net investment income (loss)	.39% A	.46%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,165,911	$ 546,989	$ 3,426
Portfolio turnover rate	59% A	84%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period September 18, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.04	.04 E
Net realized and unrealized gain (loss)	2.72	5.31
Total from investment operations	2.76	5.35
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.34)	-
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 20.16	$ 17.72
Total Return B, C	15.94%	43.48%
Ratios to Average Net Assets G
Expenses before expense reductions	1.31% A	1.51% A
Expenses net of voluntary waivers, if any	1.31% A	1.51% A
Expenses net of all reductions	1.27% A	1.48% A
Net investment income (loss)	.39% A	.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,383	$ 401
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 186,615,114
Unrealized depreciation	(34,644,945)
Net unrealized appreciation (depreciation)	$ 151,970,169
Cost for federal income tax purposes	$ 1,138,843,670

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .92% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,632	$ 253
Class T	.25%	.25%	19,674	397
Class B	.75%	.25%	11,371	8,719
Class C	.75%	.25%	18,591	12,804
			$ 56,268	$ 22,173

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,078
Class T	7,519
Class B*	202
Class C*	1,552
$ 24,351

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 10,233	.38*
Class T	13,228	.33*
Class B	5,668	.49*
Class C	6,164	.33*
International Small Cap	931,330	.21*
Institutional Class	1,362	.21*
	$ 967,985

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $267,110 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $157,521 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $16.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 3,252	$ -
Class T	2,950	-
Class C	1,354	-
International Small Cap	732,323	-
Institutional Class	997	-
Total	$ 740,876	$ -
From net realized gain
Class A	$ 50,399	$ -
Class T	91,451	-
Class B	28,049	-
Class C	41,980	-
International Small Cap	11,351,027	27,060
Institutional Class	10,299	-
Total	$ 11,573,205	$ 27,060

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003 A	Six months ended April 30, 2004	Year ended October 31, 2003 A
Class A
Shares sold	405,885	287,827	$ 7,909,904	$ 4,774,574
Reinvestment of distributions	2,641	-	46,931	-
Shares redeemed	(226,030)	(7,479)	(4,063,789)	(125,524)
Net increase (decrease)	182,496	280,348	$ 3,893,046	$ 4,649,050
Class T
Shares sold	415,812	229,190	$ 8,109,869	$ 3,468,992
Reinvestment of distributions	4,802	-	85,378	-
Shares redeemed	(57,455)	(3,525)	(1,117,574)	(55,853)
Net increase (decrease)	363,159	225,665	$ 7,077,673	$ 3,413,139
Class B
Shares sold	129,278	60,233	$ 2,493,335	$ 911,644
Reinvestment of distributions	1,477	-	26,163	-
Shares redeemed	(10,128)	(2,570)	(198,658)	(40,678)
Net increase (decrease)	120,627	57,663	$ 2,320,840	$ 870,966
Class C
Shares sold	238,619	88,372	$ 4,589,844	$ 1,388,024
Reinvestment of distributions	2,245	-	39,811	-
Shares redeemed	(23,006)	(9,942)	(450,761)	(158,911)
Net increase (decrease)	217,858	78,430	$ 4,178,894	$ 1,229,113
International Small Cap
Shares sold	37,728,104	32,919,552	$ 730,218,985	$ 492,932,712
Reinvestment of distributions	631,834	2,491	11,252,956	25,785
Shares redeemed	(11,408,705)	(2,388,222)	(221,190,639)	(32,859,600)
Net increase (decrease)	26,951,233	30,533,821	$ 520,281,302	$ 460,098,897
Institutional Class
Shares sold	128,971	23,006	$ 2,551,499	$ 351,524
Reinvestment of distributions	290	-	5,166	-
Shares redeemed	(33,680)	(396)	(663,392)	(5,173)
Net increase (decrease)	95,581	22,610	$ 1,893,273	$ 346,351

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value,end of period
Articon-Integralis AG (Reg.)	$ -	$ 2,911,584	$ -	$ -	$ 2,213,515
Corac Group PLC	-	1,925,092	-	-	1,543,135
Lambert Howarth Group PLC	4,376,721	1,140,404	-	228,933	6,630,283
Online Travel Corp. PLC	2,164,843	-	-	-	-
Ontzinc Corp.	-	1,195,152	-	-	832,868
Pilat Media Global PLC	-	2,810,095	-	-	3,097,377
Tikit Group PLC	-	2,013,824	-	15,301	1,921,579
Wedins Norden AB Series B	956,215	2,235,131	-	-	4,011,427
TOTALS	$ 7,497,779	$ 14,231,282	$ -	$ 244,234	$ 20,250,184

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AISC-USAN-0604
1.800643.100

Fidelity®

International Small Cap

Fund

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan 31.0%
United Kingdom 17.4%
Germany 8.8%
Australia 7.8%
Greece 3.0%
Sweden 2.9%
Norway 2.9%
France 2.8%
Hong Kong 2.3%
Other 21.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan 29.3%
United Kingdom 14.8%
United States of America 13.4%
Germany 10.7%
Australia 6.4%
Sweden 3.6%
Hong Kong 3.5%
France 2.5%
Greece 2.5%
Other 13.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	87.0
Bonds	0.0	0.0
Short-Term Investments and Net Other Assets	1.4	13.0
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Freenet.de AG (Germany, Internet Software & Services)	2.5	1.0
MobilCom AG (Germany, Wireless Telecommunication Services)	1.6	4.0
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.4	0.0
NOK Corp. (Japan, Auto Components)	1.2	1.4
Fujikura Ltd. (Japan, Electrical Equipment)	1.1	1.4
Faith, Inc. (Japan, IT Services)	1.1	0.4
QBE Insurance Group Ltd. (Australia, Insurance)	1.0	1.0
ARRK Corp. (Japan, Commercial Services & Supplies)	1.0	1.1
Toyo Ink Manufacturing Co. Ltd. (Japan, Chemicals)	1.0	0.3
Nihon Dempa Kogyo Co. Ltd. (Japan, Electronic Equipment & Instruments)	1.0	1.0
	12.9
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	19.9
Information Technology	19.9	16.5
Industrials	15.4	14.0
Financials	12.7	12.8
Materials	10.8	7.3
Health Care	6.6	8.4
Energy	4.8	0.6
Telecommunication Services	4.2	5.0
Consumer Staples	2.6	2.4
Utilities	0.4	0.1

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
Australia - 7.8%
Amcor Ltd.	435,801	$ 2,185,020
Australian Stock Exchange Ltd.	903,839	10,506,424
BHP Steel Ltd.	2,659,201	11,296,302
Boral Ltd.	2,602,417	11,280,697
Centamin Egypt Ltd. (a)	3,454,531	614,095
Centennial Coal Co. Ltd.	4,089,388	8,567,697
Corporate Express Australia Ltd.	1,778,551	6,231,834
CSL Ltd.	155,361	2,476,027
Dwyka Diamonds Ltd. (a)	400,000	172,432
Hardman Resources Ltd. (a)	475,138	532,058
Hardman Resources Ltd. (a)	203,356	227,742
JB Hi-Fi Ltd.	1,483,593	2,486,626
Patrick Corp. Ltd.	1,112,383	4,098,570
Promina Group Ltd.	914,490	2,477,525
QBE Insurance Group Ltd.	1,468,965	12,363,606
Stockland	343,151	1,281,692
Stockland New	11,600	42,824
United Group Ltd.	3,412,640	11,217,851
Westpac Banking Corp.	392,972	4,959,779
TOTAL AUSTRALIA		93,018,801
Austria - 0.2%
Wolford AG (a)	74,336	1,999,441
Belgium - 1.0%
Exmar NV	21,600	1,125,735
Melexis NV	93,199	1,022,821
Mobistar SA (a)	33,191	2,147,371
Roularta Media Group NV	24,376	1,314,512
Telindus Group NV (a)	595,955	5,976,295
TOTAL BELGIUM		11,586,734
Canada - 0.3%
Oilexco, Inc. (a)	933,000	1,408,122
Ontzinc Corp. (a)(c)	9,519,330	832,868
Uruguay Mineral Exploration, Inc. (a)	500,000	1,458,204
TOTAL CANADA		3,699,194
Cayman Islands - 0.0%
Semiconductor Manufacturing International Corp.	490,000	117,476
China - 0.7%
Aluminum Corp. of China Ltd. (H Shares)	5,744,000	3,369,120
Global Bio-Chem Technology Group Co. Ltd.	3,008,000	2,198,182
Common Stocks - continued
	Shares	Value (Note 1)
China - continued
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	$ 0
PICC Property & Casualty Co. Ltd. (H Shares)	9,086,000	3,174,316
TOTAL CHINA		8,741,618
Denmark - 0.6%
Coloplast AS Series B	7,400	696,978
DSV de Sammensluttede Vognmaend AS	38,967	1,650,001
Group 4 Falck AS	49,795	1,234,633
SimCorp AS	81,439	3,336,965
TOTAL DENMARK		6,918,577
Egypt - 0.3%
Orascom Telecom SAE unit (a)	372,274	3,473,316
Estonia - 0.2%
Hansabank SA	356,528	2,729,528
Finland - 1.2%
Aldata Solutions Oyj (a)	2,940,946	6,060,502
Alma Media Corp.	133,020	1,203,253
Capman Oyj (A Shares)	671,937	1,489,338
Hackman Oyj AB (A Shares)	24,120	1,070,677
Nokian Tyres Ltd.	35,628	2,987,587
Vacon Oyj	73,381	950,391
TOTAL FINLAND		13,761,748
France - 2.8%
Areva (investment certificates)	8,300	2,217,563
Bacou Dalloz	7,963	601,050
Generale de Sante	371,352	5,009,764
Groupe Bourbon SA	12,440	1,466,589
Groupe Open SA	17,500	632,148
Groupe Open SA warrants 10/21/06 (a)	14,809	12,242
Inter Parfums SA	10,707	781,229
Ipsos SA	19,803	2,036,875
JET Multimedia SA (a)	122,778	2,836,094
Lectra	117,770	973,592
Maisons France Confort	10,498	581,088
Neopost SA	71,100	3,919,358
Nexans SA	26,310	884,823
Oeneo Group (a)	61,110	272,363
Orpea (a)	41,306	950,183
Seche Environment SA	11,500	668,240
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
SR Teleperformance SA	81,332	$ 1,666,290
Stedim SA	37,663	2,391,574
Toupargel-Agrigel	51,300	1,241,543
Vivendi Universal SA (a)	170,532	4,215,551
TOTAL FRANCE		33,358,159
Germany - 8.1%
Advanced Photonics Technologies AG (a)	44,139	116,342
Articon-Integralis AG (Reg.) (a)(c)	537,070	2,213,515
Bijou Brigitte Modische Accessoires AG	20,625	1,218,243
DAB Bank AG (a)	168,213	1,471,213
Data Modul AG (a)	34,300	704,776
ElringKlinger AG	24,521	2,600,007
Fielmann AG	22,343	1,171,150
FJA AG	89,089	1,472,978
Freenet.de AG (a)	339,323	29,722,351
Fresenius AG	47,586	3,905,376
Fresenius Medical Care AG	71,113	4,951,852
GPC Biotech AG (a)	45,809	692,633
Grenkeleasing AG	136,318	5,232,856
Hyrican Informationssysteme AG	159,994	2,277,263
Kontron AG (a)	208,564	1,731,672
Merck KGaA	51,441	2,753,694
MobilCom AG	1,008,361	19,595,663
Parsytec AG (a)	139,271	599,030
PC-Spezialist Franchise AG	158,900	2,246,461
Pfleiderer AG (a)	990,500	6,669,355
PSI AG (a)	144,416	728,434
Pulsion Medical Systems AG (a)	156,865	779,951
Rational AG	24,000	1,546,987
Rheinmetall AG	25,254	1,025,101
United Internet AG	67,249	1,691,992
TOTAL GERMANY		97,118,895
Greece - 3.0%
Autohellas SA	27,548	245,559
Cosmote Mobile Telecommunications SA	200,500	3,218,935
Folli Follie SA	362,998	10,863,999
Germanos SA	78,098	2,103,436
Greek Organization of Football Prognostics SA	311,042	5,932,738
Hellenic Exchanges Holding SA (a)	224,595	1,948,192
Hyatt Regency SA (Reg.)	232,682	2,414,203
Common Stocks - continued
	Shares	Value (Note 1)
Greece - continued
Public Power Corp. of Greece	29,700	$ 752,948
Sarantis SA (Reg.)	1,198,648	5,974,177
Technical Olympic SA (Reg.)	490,396	2,185,662
TOTAL GREECE		35,639,849
Hong Kong - 2.3%
ASM Pacific Technology Ltd.	528,500	2,188,560
China Insurance International Holdings Co. Ltd.	13,106,000	6,301,042
China Merchants Holdings International Co. Ltd.	5,166,000	6,093,309
China Pharmaceutical Enterprise and Investment Corp. Ltd.	19,820,000	5,780,907
Kingboard Chemical Holdings Ltd.	4,127,800	7,779,415
TOTAL HONG KONG		28,143,233
Hungary - 0.2%
OTP Bank Rt. (a)	152,073	2,822,860
Ireland - 1.4%
DEPFA BANK PLC	37,220	5,579,511
Glanbia PLC	470,000	1,469,709
IAWS Group PLC (Ireland)	38,059	433,186
Independent News & Media PLC (Ireland)	1,144,964	2,606,385
Kingspan Group PLC (Ireland)	589,858	3,151,922
Paddy Power PLC	137,311	1,571,093
Petroceltic International PLC (a)	15,000,000	2,221,174
Petroceltic International PLC warrants 5/28/04 (a)	3,722,734	153,862
TOTAL IRELAND		17,186,842
Italy - 0.7%
Amplifon Spa	51,750	1,595,923
Buzzi Unicem Spa	18,520	246,229
Cassa Di Risparmio Di Firenze	2,942,982	5,119,733
Saipem Spa	197,600	1,851,106
TOTAL ITALY		8,812,991
Japan - 31.0%
Able, Inc.	275,600	7,591,219
Amiyaki Tei Co. Ltd.	536	2,081,214
ARRK Corp.	281,200	11,718,142
Asahi Broadcasting Corp.	34,480	2,294,667
Asahi Glass Co. Ltd.	102,000	1,058,555
BB Net Corp. (a)	177	572,460
Capcom Co. Ltd.	166,700	1,719,644
Casio Computer Co. Ltd.	160,000	1,809,752
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Chiyoda Integre Co. Ltd.	65,800	$ 2,116,436
Chugoku Marine Paints Ltd.	89,000	466,566
Citizen Electronics Co. Ltd.	120,450	7,652,150
Culture Convenience Club Co. Ltd.	63,400	675,992
Daikin Industries Ltd.	154,000	3,537,137
Daikokutenbussan Co. Ltd.	8,400	373,181
Disco Corp.	15,000	705,046
Drake Beam Morin Japan, Inc.	197,200	5,028,743
Dwango Co. Ltd.	157	3,808,315
Eizo Nanao Corp.	132,200	4,463,604
Excel Co. Ltd.	62,900	1,335,731
Faith, Inc.	1,741	12,731,196
Fast Retailing Co. Ltd.	20,000	1,528,266
Fuji Seal, Inc.	181,300	7,120,175
Fuji Spinning Co. Ltd. (a)	2,524,000	3,251,831
Fujikura Ltd.	2,469,000	13,118,763
Globaly Corp.	19,000	528,407
H.I.S. Co. Ltd.	43,700	1,176,507
Heian Ceremony Service Co. Ltd.	156,000	1,248,878
Hitachi Construction Machinery Co. Ltd.	114,000	1,499,123
Hogy Medical Co.	170,400	8,539,242
House of Rose Co. Ltd.	56,900	738,135
Ishihara Chemical Co. Ltd.	2,000	28,113
JACCS Co. Ltd.	226,000	1,383,561
Japan Medical Dynamic Marketing, Inc.	190,000	2,366,858
Japan Radio Co. Ltd. (a)	233,000	964,745
Jastec Co. Ltd.	54,500	855,181
KAGA ELECTRONICS Co. Ltd.	160,500	2,873,563
Kahma Co. Ltd.	135,000	1,752,486
Kawasho Corp. (a)	812,000	1,991,296
Kibun Food Chemifa Co. Ltd.	412,000	8,309,859
Kobe Steel Ltd. (a)	7,068,000	9,608,566
Konica Minolta Holdings, Inc.	121,500	1,649,568
Kubota Corp.	389,000	1,655,601
Kura Corp. Ltd.	527	2,224,205
Kura Corp. Ltd. New (a)	527	2,083,729
Leopalace21 Corp.	82,000	1,347,167
Livin' on the EDGE Co. Ltd. (a)	30,110	1,781,786
Marktec Corp.	59,000	517,416
Matsui Securities Co. Ltd.	51,300	1,659,164
Mazda Motor Corp.	396,000	1,235,017
Melco Holdings, Inc. (a)	216,000	5,690,482
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mitsubishi Materials Corp. (a)	848,000	$ 1,642,566
Mitsui & Associates Telepark Corp.	242	1,378,301
Mitsui Fudosan Co. Ltd.	294,000	3,173,907
Mitsui Trust Holdings, Inc.	768,000	5,329,456
Mobilephone Telecommunications International Ltd.	87	103,584
Murata Manufacturing Co. Ltd.	41,100	2,643,936
Nabtesco Corp. (a)	147,000	858,130
Neturen Co. Ltd.	100,000	571,323
New Japan Radio Co. Ltd.	44,000	579,000
Nidec Corp.	46,700	4,941,960
Nihon Dempa Kogyo Co. Ltd.	510,100	11,466,911
Nihon Falcom Corp.	141	538,714
Nihon Falcom Corp. New (a)	116	443,197
Nihon Trim Co. Ltd.	31,250	2,165,784
Nihon Unicom Corp.	5,300	58,865
Nippon Chemi-con Corp.	761,000	4,124,631
Nippon Chemical Industrial Co. Ltd.	222,000	954,704
Nippon Electric Glass Co. Ltd.	77,000	1,778,831
Nippon Light Metal Co. Ltd.	2,939,000	7,181,297
Nippon Mining Holdings, Inc.	542,500	2,236,600
Nippon Shinpan Co. Ltd.	195,000	725,971
Nippon Thompson Co. Ltd.	278,000	1,842,698
Nishi-Nippon Bank Ltd. (a)	98,000	396,194
Nissin Co. Ltd.	186,200	666,738
Nissin Co. Ltd. New (a)	186,200	666,738
Nissin Kogyo Co. Ltd.	378,400	9,061,091
Nitta Corp.	154,100	2,359,166
Nittoku Engineering Co. Ltd.	79,500	621,613
NOF Corp.	252,000	1,021,024
NOK Corp.	365,100	13,851,931
Okamoto Glass Co. Ltd.	124,800	2,007,076
Osaki Electric Co. Ltd.	268,000	1,483,520
Pacific Metals Co. Ltd. (a)	846,000	3,532,961
Pigeon Corp.	217,400	3,048,156
Pixela Corp.	43,500	1,043,575
Reins International, Inc.	1,271	6,662,975
Rohto Pharmaceutical Co. Ltd.	611,000	5,363,753
Salomon & Taylor Made Co. Ltd.	26,000	274,910
Sankyo-Tateyama Holdings, Inc. (a)	731,000	2,422,684
Sekisui Chemical Co. Ltd.	136,000	943,758
Senshukai Co. Ltd.	86,000	891,743
Shin Nippon Biomedical Laboratories Ltd.	25,000	1,075,118
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Shinko Electric Industries Co.Ltd.	53,100	$ 1,604,147
Showa Denko KK	4,739,000	10,568,930
Siix Corp.	51,200	1,228,300
SMBC Friend Securities Co. Ltd.	457,500	2,451,202
Sodick Co. Ltd. (a)	322,000	2,889,667
Soken Chemical & Engineer Co. Ltd.	66,200	1,664,620
Stanley Electric Co. Ltd.	195,700	3,625,497
Sumitomo Corp.	1,119,000	8,421,396
Sumitomo Light Metal Industries Ltd. (a)	672,000	1,212,093
Sumitomo Metal Mining Co. Ltd.	1,091,000	6,504,559
Sumitomo Mitsui Financial Group, Inc.	738	5,468,812
Suncall Corp.	206,000	1,570,454
Takara Co. Ltd.	59,500	334,650
Takeuchi Manufacturing Co. Ltd.	159,200	7,737,506
Telewave, Inc.	353	3,011,040
Teraoka Seisakusho Co. Ltd.	58,000	622,538
Tokyo Seimitsu Co. Ltd.	58,600	1,884,850
Toppan Printing Co. Ltd.	482,000	5,554,662
Toyo Ink Manufacturing Co. Ltd.	2,749,000	11,528,886
Toyo Machinery & Metal Co. Ltd.	220,000	1,598,993
Toyo Radiator Co. Ltd.	202,000	1,044,588
Toyoda Gosei Co. Ltd.	275,800	7,400,683
Trancom Co. Ltd.	64,600	1,308,694
Trend Micro, Inc.	27,500	1,033,579
Ulvac Ltd.	2,900	123,425
USS Co. Ltd.	68,480	5,676,962
Wintest Corp.	70	653,067
Works Applications Co. Ltd. (a)	195	713,843
Yamato Transport Co. Ltd.	113,000	1,683,767
TOTAL JAPAN		371,723,940
Korea (South) - 0.3%
SKC Co. Ltd.	353,470	3,208,299
Liechtenstein - 0.2%
Verwaltungs-und Privat-Bank AG	16,273	2,477,691
Luxembourg - 1.3%
Millicom International Cellular SA unit (a)	253,600	6,371,776
Stolt-Nielsen SA	676,190	8,914,605
TOTAL LUXEMBOURG		15,286,381
Netherlands - 1.8%
Completel Europe NV (a)	76,809	2,942,955
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Exact Holdings NV	89,311	$ 2,461,081
Fugro NV (Certificaten Van Aandelen)	32,965	1,908,416
Hunter Douglas NV	27,587	1,321,088
New Skies Satellites NV	196,190	1,502,003
PinkRoccade NV	186,326	2,931,104
Royal P & O Nedlloyd NV	30,560	980,521
Unit 4 Agresso NV (a)	57,667	792,472
Univar NV	297,072	6,015,081
Wolters Kluwer NV (Certificaten Van Aandelen)	57,025	959,919
TOTAL NETHERLANDS		21,814,640
New Zealand - 0.1%
The Warehouse Group Ltd.	344,626	940,684
Norway - 2.9%
ABG Sundal Collier ASA	5,860,000	5,121,930
Bolig- og Naeringsbanken ASA	29,740	1,083,093
Catch Communications ASA	691,000	1,852,169
Komplett ASA	153,200	1,472,948
Kverneland ASA	61,209	793,579
Nordic VLSI ASA (a)	449,000	1,471,681
Norsk Hydro ASA	183,500	10,745,760
Orkla ASA (A Shares)	64,572	1,561,482
P4 Radio Hele Norge ASA (a)	141,400	187,446
Statoil ASA	243,600	3,042,960
TANDBERG Data ASA (a)	165,800	367,124
TANDBERG Television ASA (a)	728,629	4,351,862
Visma ASA	107,762	1,177,366
Yara International ASA	142,247	1,005,008
TOTAL NORWAY		34,234,408
Portugal - 0.6%
Impresa SGPS (a)	121,200	609,881
Media Capital SGPS SA	1,182,976	6,122,838
TOTAL PORTUGAL		6,732,719
Russia - 1.5%
Mobile TeleSystems OJSC sponsored ADR	24,500	2,645,020
OAO Gazprom sponsored ADR	192,200	5,938,980
Sberbank RF unit (a)	82,400	3,172,400
Vimpel Communications sponsored ADR (a)	27,600	2,477,376
YUKOS Corp. sponsored ADR	90,000	4,005,000
TOTAL RUSSIA		18,238,776
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - 0.8%
Neptune Orient Lines Ltd.	3,048,000	$ 3,492,127
Singapore Exchange Ltd.	2,698,000	2,583,866
Singapore Petroleum Co. Ltd.	1,501,000	2,478,149
Venture Corp. Ltd.	124,000	1,391,539
TOTAL SINGAPORE		9,945,681
South Africa - 2.2%
African Bank Investments Ltd.	1,633,151	2,474,790
Discovery Holdings Ltd. (a)	1,369,619	2,711,787
MTN Group Ltd. (a)	803,802	3,343,860
Steinhoff International Holdings Ltd.	14,025,632	17,343,815
Wilson Bayly Holmes-Ovcon Ltd.	333,456	805,622
TOTAL SOUTH AFRICA		26,679,874
Spain - 0.5%
Antena 3 Television SA (a)	49,758	2,527,679
Corporacion Mapfre SA (Reg.)	271,121	3,248,301
TOTAL SPAIN		5,775,980
Sweden - 2.9%
Eniro AB	206,828	1,678,074
Finnveden Invest AB Series B (a)	402,884	3,505,998
Hexagon AB (B Shares)	88,343	2,999,988
Lindex AB	31,898	845,276
Lundin Petroleum AB (a)	370,708	1,751,254
Modern Times Group AB (MTG) (B Shares) (a)	72,700	1,227,253
Observer AB	297,314	1,186,657
OMHEX AB	295,085	3,977,355
Sectra AB (B Shares)	154,890	1,185,739
Skandia Foersaekrings AB	1,421,931	5,582,257
Song Networks Holding AB (a)	349,874	2,257,193
Teleca AB (B Shares)	545,353	3,097,258
Wedins Norden AB Series B (a)(c)	13,444,790	4,011,427
WM-Data AB (B Shares)	707,144	1,573,138
TOTAL SWEDEN		34,878,867
Switzerland - 1.6%
A Hiestand Holding AG	1,812	888,167
Actelion Ltd. (Reg.) (a)	19,177	2,105,695
Adecco SA	90,334	4,018,056
Amazys Holding AG	16,330	551,476
Barry Callebaut AG	7,735	1,609,095
Escor Casino & Entertainment SA	19,770	543,274
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Geberit AG (Reg.)	2,248	$ 1,367,367
Micronas Semiconductor Holding AG	19,509	908,814
Sika AG (Bearer)	4,767	2,244,593
Sulzer AG (Reg.)	6,935	1,798,657
Swissquote Group Holding SA (a)	20,533	2,060,432
Temenos Group AG (a)	156,181	1,314,066
TOTAL SWITZERLAND		19,409,692
Taiwan - 0.1%
Merry Electronics Co. Ltd.	507,000	1,244,219
Turkey - 0.7%
Beko Elektronik AS (a)	1,317,021,600	8,251,931
United Kingdom - 17.4%
AeroBox PLC (a)	3,800,000	1,367,902
AFA Systems PLC (a)	500,000	206,652
Air Partner PLC	45,000	333,176
Alba PLC	426,500	5,883,382
Amlin PLC	194,414	571,104
Atrium Underwriting PLC (a)	318,360	1,103,569
Biocompatibles International PLC	79,010	239,471
BP PLC	736,000	6,489,067
Britannic Group PLC	445,700	2,693,815
Caffe Nero Group PLC (a)	350,478	532,688
Carnival PLC	53,171	2,388,506
Carphone Warehouse Group PLC	1,542,749	3,921,729
Centrica PLC	589,758	2,290,718
Chaucer Holdings PLC	1,841,300	1,685,691
Collins Stewart Tullett PLC	158,575	1,175,485
Corac Group PLC (a)(c)	3,472,304	1,543,135
Corin Group PLC	1,239,214	5,936,785
CSS Stellar PLC	270,308	295,516
CustomVis PLC	375,215	210,105
Diagonal PLC	286,590	252,181
Domino's Pizza UK & IRL PLC	364,984	1,333,312
Domnick Hunter Group PLC	182,089	1,231,642
Edinburgh Oil & Gas PLC (a)	244,519	717,204
Eidos PLC (a)	403,313	1,218,814
Electra Investment Trust PLC (a)	128,483	1,651,316
Enterprise Inns PLC	179,562	1,947,110
Entertainment Rights PLC (a)	4,956,589	947,191
Flomerics Group PLC	449,658	547,544
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Future Network PLC (a)	1,717,169	$ 2,106,243
Galliford Try PLC	859,464	779,191
Games Workshop Group PLC	240,858	3,140,563
GMA Resources PLC (a)	1,850,000	813,942
Goldshield Group PLC	535,700	2,404,525
GTL Resources PLC (a)	7,498,739	916,447
Highbury House Communications PLC	713,914	272,854
Holidaybreak PLC	150,026	1,320,134
Hornby PLC	209,088	3,884,111
Icap PLC	599,250	2,934,782
Ideal Shopping Direct PLC (a)	25,000	32,442
Inchcape PLC	37,322	995,845
International Energy Group Ltd.	523,743	1,559,478
Intertek Group PLC	89,410	817,347
ITE Group PLC	3,169,616	3,127,130
ITV PLC	958,486	2,104,258
JJB Sports PLC	399,416	1,856,707
John David Group PLC	235,183	961,568
Kesa Electricals PLC	1,828,101	9,164,221
Lambert Howarth Group PLC (c)	1,320,284	6,630,283
Lastminute.com PLC (a)	2,006,726	6,858,051
Lawrence PLC	994,346	6,787,581
Lok'nStore Group PLC (a)	124,100	238,255
London Clubs International PLC (a)	140,155	327,005
Man Group PLC	82,669	2,480,627
Manganese Bronze Holdings PLC	239,797	1,037,980
Manpower Software PLC (a)	258,824	167,936
Marlborough Stirling PLC	408,469	435,669
Matalan PLC	888,363	2,672,793
Matchnet PLC (a)	550,000	6,260,073
Matchnet PLC unit (a)	656,190	7,468,722
Mothercare PLC (a)	273,362	1,637,624
N Brown Group PLC	544,210	1,189,920
NDS Group PLC sponsored ADR (a)	105,154	2,699,303
NETeller PLC (a)	625,000	1,966,525
Ocean Wilsons Holdings Ltd.	170,311	543,442
Oystertec PLC (a)	7,009,687	2,211,787
Peacock Group PLC	749,517	2,811,319
Phytopharm PLC (a)	528,100	1,797,758
Pilat Media Global PLC (a)(c)	2,880,000	3,097,377
Premier Farnell PLC	149,000	667,472
Premier Oil PLC (a)	173,870	1,545,400
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Proteome Sciences PLC (a)	648,207	$ 1,376,981
Provident Financial PLC	460,594	5,895,179
QA PLC (a)	13,554,656	1,144,533
Regal Petroleum PLC (a)	429,097	2,868,069
Robert Walters PLC	475,911	1,044,814
Royalblue Group PLC	230,103	2,331,543
Sanctuary Group PLC	3,046,215	2,721,090
SCI Entertainment Group PLC (a)	411,531	987,603
Shell Transport & Trading Co. PLC (Reg.)	955,700	6,701,050
Shore Capital Group PLC	7,219,477	4,010,532
Sibir Energy PLC (a)	1,162,800	578,774
Sinclair Pharma PLC	505,018	1,378,039
SkyePharma PLC (a)	124,100	130,709
SMG PLC	539,444	1,102,784
Staffware PLC	36,412	512,968
Sterling Energy PLC (a)	1,275,000	314,591
SurfControl PLC (a)	187,431	1,999,120
Ted Baker PLC	229,549	1,783,213
Teesland PLC	2,000,000	2,577,593
Tikit Group PLC (c)	797,761	1,921,579
Ukbetting PLC (a)	2,617,419	2,803,345
Urbium PLC	212,455	2,148,946
William Hill PLC	498,486	4,749,676
William Ransom & Son PLC	250,000	223,654
Windsor PLC	700,000	482,188
Wolfson Microelectronics PLC	926,350	4,376,175
WS Atkins PLC	222,222	2,408,713
Xansa PLC	598,007	967,373
TOTAL UNITED KINGDOM		208,980,334
United States of America - 0.6%
NTL, Inc. (a)	69,000	3,917,130
Private Media Group, Inc. (a)	202,400	487,784
ResMed, Inc. Chess Depositary Interests (a)	642,463	3,160,844
TOTAL UNITED STATES OF AMERICA		7,565,758
TOTAL COMMON STOCKS (Cost $1,015,926,175)		1,166,519,136
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value (Note 1)
Germany - 0.7%
Fresenius AG	43,805	$ 3,057,121
Fresenius Medical Care AG	74,566	3,558,314
Rheinmetall AG	44,737	1,822,380
TOTAL GERMANY		8,437,815
Italy - 0.6%
Buzzi Unicem Spa (Risp)	525,105	4,515,254
Fondiaria-Sai Spa (Risp)	169,085	2,253,306
TOTAL ITALY		6,768,560
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,596,863)		15,206,375
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 1.06% (b)	38,135,766	38,135,766
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	70,952,562	70,952,562
TOTAL MONEY MARKET FUNDS (Cost $109,088,328)		109,088,328
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,138,611,366)		1,290,813,839
NET OTHER ASSETS - (7.7)%		(91,922,719)
NET ASSETS - 100%		$ 1,198,891,120
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $840,279,398 and $254,960,893, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,801,993) (cost $1,138,611,366) - See accompanying schedule		$ 1,290,813,839
Cash		2,123,716
Foreign currency held at value (cost $7,829,979)		7,819,806
Receivable for investments sold		1,360,464
Receivable for fund shares sold		3,847,820
Dividends receivable		2,983,513
Interest receivable		46,297
Prepaid expenses		809
Other affiliated receivables		60,363
Other receivables		206,221
Total assets		1,309,262,848

Liabilities
Payable for investments purchased	$ 25,173,285
Payable for fund shares redeemed	12,888,766
Accrued management fee	950,679
Distribution fees payable	14,412
Other affiliated payables	244,268
Other payables and accrued expenses	147,756
Collateral on securities loaned, at value	70,952,562
Total liabilities		110,371,728

Net Assets		$ 1,198,891,120
Net Assets consist of:
Paid in capital		$ 1,015,321,184
Undistributed net investment income		1,582,676
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,897,990
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,089,270
Net Assets		$ 1,198,891,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,303,622 ÷ 462,844 shares)	$ 20.10

Maximum offering price per share (100/94.25 of $20.10)	$ 21.33
Class T: Net Asset Value and redemption price per share ($11,819,731 ÷ 588,824 shares)	$ 20.07

Maximum offering price per share (100/96.50 of $20.07)	$ 20.80
Class B: Net Asset Value and offering price per share ($3,555,616 ÷ 178,290 shares) A	$ 19.94

Class C: Net Asset Value and offering price per share ($5,917,935 ÷ 296,288 shares) A	$ 19.97

International Small Cap Fund: Net Asset Value, offering price and redemption price per share ($1,165,911,494 ÷ 57,831,970 shares)	$ 20.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,382,722 ÷ 118,191 shares)	$ 20.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends (including $244,234 received from affiliated issuers)		$ 7,560,674
Interest		275,287
Security lending		437,418
		8,273,379
Less foreign taxes withheld		(637,702)
Total income		7,635,677

Expenses
Management fee Basic fee	$ 4,008,244
Performance adjustment	243,411
Transfer agent fees	967,985
Distribution fees	56,268
Accounting and security lending fees	237,846
Non-interested trustees' compensation	1,804
Custodian fees and expenses	293,397
Registration fees	211,551
Audit	21,418
Legal	17,413
Miscellaneous	2,150
Total expenses before reductions	6,061,487
Expense reductions	(157,537)	5,903,950
Net investment income (loss)		1,731,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	30,547,090
Foreign currency transactions	(112,246)
Total net realized gain (loss)		30,434,844
Change in net unrealized appreciation (depreciation) on: Investment securities	79,706,898
Assets and liabilities in foreign currencies	(101,885)
Total change in net unrealized appreciation (depreciation)		79,605,013
Net gain (loss)		110,039,857
Net increase (decrease) in net assets resulting from operations		$ 111,771,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,731,727	$ 516,714
Net realized gain (loss)	30,434,844	11,443,482
Change in net unrealized appreciation (depreciation)	79,605,013	72,481,971
Net increase (decrease) in net assets resulting from operations	111,771,584	84,442,167
Distributions to shareholders from net investment income	(740,876)	-
Distributions to shareholders from net realized gain	(11,573,205)	(27,060)
Total distributions	(12,314,081)	(27,060)
Share transactions - net increase (decrease)	539,645,028	470,607,516
Redemption fees	1,049,921	290,434
Total increase (decrease) in net assets	640,152,452	555,313,057

Net Assets
Beginning of period	558,738,668	3,425,611
End of period (including undistributed net investment income of $1,582,676 and undistributed net investment income of $614,412, respectively)	$ 1,198,891,120	$ 558,738,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	- I	.02 F
Net realized and unrealized gain (loss)	2.72	5.30
Total from investment operations	2.72	5.32
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.33)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 20.10	$ 17.69
Total Return B, C, D	15.73%	43.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.73% A	1.77% A
Expenses net of voluntary waivers, if any	1.73% A	1.77% A
Expenses net of all reductions	1.69% A	1.74% A
Net investment income (loss)	(.03)% A	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,304	$ 4,960
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.02)	- F, I
Net realized and unrealized gain (loss)	2.71	5.31
Total from investment operations	2.69	5.31
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.32)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 20.07	$ 17.68
Total Return B, C, D	15.56%	43.16%
Ratios to Average Net Assets H
Expenses before expense reductions	1.93% A	2.12% A
Expenses net of voluntary waivers, if any	1.93% A	2.12% A
Expenses net of all reductions	1.89% A	2.09% A
Net investment income (loss)	(.23)% A	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,820	$ 3,990
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05) F
Net realized and unrealized gain (loss)	2.70	5.30
Total from investment operations	2.61	5.25
Distributions from net realized gain	(.31)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 19.94	$ 17.62
Total Return B, C, D	15.15%	42.67%
Ratios to Average Net Assets H
Expenses before expense reductions	2.58% A	2.76% A
Expenses net of voluntary waivers, if any	2.58% A	2.76% A
Expenses net of all reductions	2.55% A	2.73% A
Net investment income (loss)	(.89)% A	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,556	$ 1,016
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04) F
Net realized and unrealized gain (loss)	2.70	5.31
Total from investment operations	2.63	5.27
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.32)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 19.97	$ 17.64
Total Return B, C, D	15.25%	42.83%
Ratios to Average Net Assets H
Expenses before expense reductions	2.42% A	2.57% A
Expenses net of voluntary waivers, if any	2.42% A	2.57% A
Expenses net of all reductions	2.38% A	2.55% A
Net investment income (loss)	(.72)% A	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,918	$ 1,383
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07 E	(.01)
Net realized and unrealized gain (loss)	2.72	7.75	(.12)
Total from investment operations	2.76	7.82	(.13)
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	(.31)	(.02)	-
Total distributions	(.33)	(.02)	-
Redemption fees added to paid in capital D	.02	.04	- H
Net asset value, end of period	$ 20.16	$ 17.71	$ 9.87
Total Return B, C	15.94%	79.78%	(1.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.54%	13.70% A
Expenses net of voluntary waivers, if any	1.30% A	1.54%	1.80% A
Expenses net of all reductions	1.27% A	1.51%	1.80% A
Net investment income (loss)	.39% A	.46%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,165,911	$ 546,989	$ 3,426
Portfolio turnover rate	59% A	84%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period September 18, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.04	.04 E
Net realized and unrealized gain (loss)	2.72	5.31
Total from investment operations	2.76	5.35
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.34)	-
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 20.16	$ 17.72
Total Return B, C	15.94%	43.48%
Ratios to Average Net Assets G
Expenses before expense reductions	1.31% A	1.51% A
Expenses net of voluntary waivers, if any	1.31% A	1.51% A
Expenses net of all reductions	1.27% A	1.48% A
Net investment income (loss)	.39% A	.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,383	$ 401
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 186,615,114
Unrealized depreciation	(34,644,945)
Net unrealized appreciation (depreciation)	$ 151,970,169
Cost for federal income tax purposes	$ 1,138,843,670

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .92% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,632	$ 253
Class T	.25%	.25%	19,674	397
Class B	.75%	.25%	11,371	8,719
Class C	.75%	.25%	18,591	12,804
			$ 56,268	$ 22,173

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,078
Class T	7,519
Class B*	202
Class C*	1,552
$ 24,351

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 10,233	.38*
Class T	13,228	.33*
Class B	5,668	.49*
Class C	6,164	.33*
International Small Cap	931,330	.21*
Institutional Class	1,362	.21*
	$ 967,985

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $267,110 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $157,521 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $16.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 3,252	$ -
Class T	2,950	-
Class C	1,354	-
International Small Cap	732,323	-
Institutional Class	997	-
Total	$ 740,876	$ -
From net realized gain
Class A	$ 50,399	$ -
Class T	91,451	-
Class B	28,049	-
Class C	41,980	-
International Small Cap	11,351,027	27,060
Institutional Class	10,299	-
Total	$ 11,573,205	$ 27,060

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003 A	Six months ended April 30, 2004	Year ended October 31, 2003 A
Class A
Shares sold	405,885	287,827	$ 7,909,904	$ 4,774,574
Reinvestment of distributions	2,641	-	46,931	-
Shares redeemed	(226,030)	(7,479)	(4,063,789)	(125,524)
Net increase (decrease)	182,496	280,348	$ 3,893,046	$ 4,649,050
Class T
Shares sold	415,812	229,190	$ 8,109,869	$ 3,468,992
Reinvestment of distributions	4,802	-	85,378	-
Shares redeemed	(57,455)	(3,525)	(1,117,574)	(55,853)
Net increase (decrease)	363,159	225,665	$ 7,077,673	$ 3,413,139
Class B
Shares sold	129,278	60,233	$ 2,493,335	$ 911,644
Reinvestment of distributions	1,477	-	26,163	-
Shares redeemed	(10,128)	(2,570)	(198,658)	(40,678)
Net increase (decrease)	120,627	57,663	$ 2,320,840	$ 870,966
Class C
Shares sold	238,619	88,372	$ 4,589,844	$ 1,388,024
Reinvestment of distributions	2,245	-	39,811	-
Shares redeemed	(23,006)	(9,942)	(450,761)	(158,911)
Net increase (decrease)	217,858	78,430	$ 4,178,894	$ 1,229,113
International Small Cap
Shares sold	37,728,104	32,919,552	$ 730,218,985	$ 492,932,712
Reinvestment of distributions	631,834	2,491	11,252,956	25,785
Shares redeemed	(11,408,705)	(2,388,222)	(221,190,639)	(32,859,600)
Net increase (decrease)	26,951,233	30,533,821	$ 520,281,302	$ 460,098,897
Institutional Class
Shares sold	128,971	23,006	$ 2,551,499	$ 351,524
Reinvestment of distributions	290	-	5,166	-
Shares redeemed	(33,680)	(396)	(663,392)	(5,173)
Net increase (decrease)	95,581	22,610	$ 1,893,273	$ 346,351

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value,end of period
Articon-Integralis AG (Reg.)	$ -	$ 2,911,584	$ -	$ -	$ 2,213,515
Corac Group PLC	-	1,925,092	-	-	1,543,135
Lambert Howarth Group PLC	4,376,721	1,140,404	-	228,933	6,630,283
Online Travel Corp. PLC	2,164,843	-	-	-	-
Ontzinc Corp.	-	1,195,152	-	-	832,868
Pilat Media Global PLC	-	2,810,095	-	-	3,097,377
Tikit Group PLC	-	2,013,824	-	15,301	1,921,579
Wedins Norden AB Series B	956,215	2,235,131	-	-	4,011,427
TOTALS	$ 7,497,779	$ 14,231,282	$ -	$ 244,234	$ 20,250,184

Semiannual Report

Semiannual Report

Semiannual Report

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Fidelity Advisor

International Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2004

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Institutional Class is a class of
Fidelity® International Small Cap Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2004
Japan 31.0%
United Kingdom 17.4%
Germany 8.8%
Australia 7.8%
Greece 3.0%
Sweden 2.9%
Norway 2.9%
France 2.8%
Hong Kong 2.3%
Other 21.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2003
Japan 29.3%
United Kingdom 14.8%
United States of America 13.4%
Germany 10.7%
Australia 6.4%
Sweden 3.6%
Hong Kong 3.5%
France 2.5%
Greece 2.5%
Other 13.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	87.0
Bonds	0.0	0.0
Short-Term Investments and Net Other Assets	1.4	13.0
Top Ten Stocks as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Freenet.de AG (Germany, Internet Software & Services)	2.5	1.0
MobilCom AG (Germany, Wireless Telecommunication Services)	1.6	4.0
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.4	0.0
NOK Corp. (Japan, Auto Components)	1.2	1.4
Fujikura Ltd. (Japan, Electrical Equipment)	1.1	1.4
Faith, Inc. (Japan, IT Services)	1.1	0.4
QBE Insurance Group Ltd. (Australia, Insurance)	1.0	1.0
ARRK Corp. (Japan, Commercial Services & Supplies)	1.0	1.1
Toyo Ink Manufacturing Co. Ltd. (Japan, Chemicals)	1.0	0.3
Nihon Dempa Kogyo Co. Ltd. (Japan, Electronic Equipment & Instruments)	1.0	1.0
	12.9
Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	19.9
Information Technology	19.9	16.5
Industrials	15.4	14.0
Financials	12.7	12.8
Materials	10.8	7.3
Health Care	6.6	8.4
Energy	4.8	0.6
Telecommunication Services	4.2	5.0
Consumer Staples	2.6	2.4
Utilities	0.4	0.1

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
Australia - 7.8%
Amcor Ltd.	435,801	$ 2,185,020
Australian Stock Exchange Ltd.	903,839	10,506,424
BHP Steel Ltd.	2,659,201	11,296,302
Boral Ltd.	2,602,417	11,280,697
Centamin Egypt Ltd. (a)	3,454,531	614,095
Centennial Coal Co. Ltd.	4,089,388	8,567,697
Corporate Express Australia Ltd.	1,778,551	6,231,834
CSL Ltd.	155,361	2,476,027
Dwyka Diamonds Ltd. (a)	400,000	172,432
Hardman Resources Ltd. (a)	475,138	532,058
Hardman Resources Ltd. (a)	203,356	227,742
JB Hi-Fi Ltd.	1,483,593	2,486,626
Patrick Corp. Ltd.	1,112,383	4,098,570
Promina Group Ltd.	914,490	2,477,525
QBE Insurance Group Ltd.	1,468,965	12,363,606
Stockland	343,151	1,281,692
Stockland New	11,600	42,824
United Group Ltd.	3,412,640	11,217,851
Westpac Banking Corp.	392,972	4,959,779
TOTAL AUSTRALIA		93,018,801
Austria - 0.2%
Wolford AG (a)	74,336	1,999,441
Belgium - 1.0%
Exmar NV	21,600	1,125,735
Melexis NV	93,199	1,022,821
Mobistar SA (a)	33,191	2,147,371
Roularta Media Group NV	24,376	1,314,512
Telindus Group NV (a)	595,955	5,976,295
TOTAL BELGIUM		11,586,734
Canada - 0.3%
Oilexco, Inc. (a)	933,000	1,408,122
Ontzinc Corp. (a)(c)	9,519,330	832,868
Uruguay Mineral Exploration, Inc. (a)	500,000	1,458,204
TOTAL CANADA		3,699,194
Cayman Islands - 0.0%
Semiconductor Manufacturing International Corp.	490,000	117,476
China - 0.7%
Aluminum Corp. of China Ltd. (H Shares)	5,744,000	3,369,120
Global Bio-Chem Technology Group Co. Ltd.	3,008,000	2,198,182
Common Stocks - continued
	Shares	Value (Note 1)
China - continued
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	376,000	$ 0
PICC Property & Casualty Co. Ltd. (H Shares)	9,086,000	3,174,316
TOTAL CHINA		8,741,618
Denmark - 0.6%
Coloplast AS Series B	7,400	696,978
DSV de Sammensluttede Vognmaend AS	38,967	1,650,001
Group 4 Falck AS	49,795	1,234,633
SimCorp AS	81,439	3,336,965
TOTAL DENMARK		6,918,577
Egypt - 0.3%
Orascom Telecom SAE unit (a)	372,274	3,473,316
Estonia - 0.2%
Hansabank SA	356,528	2,729,528
Finland - 1.2%
Aldata Solutions Oyj (a)	2,940,946	6,060,502
Alma Media Corp.	133,020	1,203,253
Capman Oyj (A Shares)	671,937	1,489,338
Hackman Oyj AB (A Shares)	24,120	1,070,677
Nokian Tyres Ltd.	35,628	2,987,587
Vacon Oyj	73,381	950,391
TOTAL FINLAND		13,761,748
France - 2.8%
Areva (investment certificates)	8,300	2,217,563
Bacou Dalloz	7,963	601,050
Generale de Sante	371,352	5,009,764
Groupe Bourbon SA	12,440	1,466,589
Groupe Open SA	17,500	632,148
Groupe Open SA warrants 10/21/06 (a)	14,809	12,242
Inter Parfums SA	10,707	781,229
Ipsos SA	19,803	2,036,875
JET Multimedia SA (a)	122,778	2,836,094
Lectra	117,770	973,592
Maisons France Confort	10,498	581,088
Neopost SA	71,100	3,919,358
Nexans SA	26,310	884,823
Oeneo Group (a)	61,110	272,363
Orpea (a)	41,306	950,183
Seche Environment SA	11,500	668,240
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
SR Teleperformance SA	81,332	$ 1,666,290
Stedim SA	37,663	2,391,574
Toupargel-Agrigel	51,300	1,241,543
Vivendi Universal SA (a)	170,532	4,215,551
TOTAL FRANCE		33,358,159
Germany - 8.1%
Advanced Photonics Technologies AG (a)	44,139	116,342
Articon-Integralis AG (Reg.) (a)(c)	537,070	2,213,515
Bijou Brigitte Modische Accessoires AG	20,625	1,218,243
DAB Bank AG (a)	168,213	1,471,213
Data Modul AG (a)	34,300	704,776
ElringKlinger AG	24,521	2,600,007
Fielmann AG	22,343	1,171,150
FJA AG	89,089	1,472,978
Freenet.de AG (a)	339,323	29,722,351
Fresenius AG	47,586	3,905,376
Fresenius Medical Care AG	71,113	4,951,852
GPC Biotech AG (a)	45,809	692,633
Grenkeleasing AG	136,318	5,232,856
Hyrican Informationssysteme AG	159,994	2,277,263
Kontron AG (a)	208,564	1,731,672
Merck KGaA	51,441	2,753,694
MobilCom AG	1,008,361	19,595,663
Parsytec AG (a)	139,271	599,030
PC-Spezialist Franchise AG	158,900	2,246,461
Pfleiderer AG (a)	990,500	6,669,355
PSI AG (a)	144,416	728,434
Pulsion Medical Systems AG (a)	156,865	779,951
Rational AG	24,000	1,546,987
Rheinmetall AG	25,254	1,025,101
United Internet AG	67,249	1,691,992
TOTAL GERMANY		97,118,895
Greece - 3.0%
Autohellas SA	27,548	245,559
Cosmote Mobile Telecommunications SA	200,500	3,218,935
Folli Follie SA	362,998	10,863,999
Germanos SA	78,098	2,103,436
Greek Organization of Football Prognostics SA	311,042	5,932,738
Hellenic Exchanges Holding SA (a)	224,595	1,948,192
Hyatt Regency SA (Reg.)	232,682	2,414,203
Common Stocks - continued
	Shares	Value (Note 1)
Greece - continued
Public Power Corp. of Greece	29,700	$ 752,948
Sarantis SA (Reg.)	1,198,648	5,974,177
Technical Olympic SA (Reg.)	490,396	2,185,662
TOTAL GREECE		35,639,849
Hong Kong - 2.3%
ASM Pacific Technology Ltd.	528,500	2,188,560
China Insurance International Holdings Co. Ltd.	13,106,000	6,301,042
China Merchants Holdings International Co. Ltd.	5,166,000	6,093,309
China Pharmaceutical Enterprise and Investment Corp. Ltd.	19,820,000	5,780,907
Kingboard Chemical Holdings Ltd.	4,127,800	7,779,415
TOTAL HONG KONG		28,143,233
Hungary - 0.2%
OTP Bank Rt. (a)	152,073	2,822,860
Ireland - 1.4%
DEPFA BANK PLC	37,220	5,579,511
Glanbia PLC	470,000	1,469,709
IAWS Group PLC (Ireland)	38,059	433,186
Independent News & Media PLC (Ireland)	1,144,964	2,606,385
Kingspan Group PLC (Ireland)	589,858	3,151,922
Paddy Power PLC	137,311	1,571,093
Petroceltic International PLC (a)	15,000,000	2,221,174
Petroceltic International PLC warrants 5/28/04 (a)	3,722,734	153,862
TOTAL IRELAND		17,186,842
Italy - 0.7%
Amplifon Spa	51,750	1,595,923
Buzzi Unicem Spa	18,520	246,229
Cassa Di Risparmio Di Firenze	2,942,982	5,119,733
Saipem Spa	197,600	1,851,106
TOTAL ITALY		8,812,991
Japan - 31.0%
Able, Inc.	275,600	7,591,219
Amiyaki Tei Co. Ltd.	536	2,081,214
ARRK Corp.	281,200	11,718,142
Asahi Broadcasting Corp.	34,480	2,294,667
Asahi Glass Co. Ltd.	102,000	1,058,555
BB Net Corp. (a)	177	572,460
Capcom Co. Ltd.	166,700	1,719,644
Casio Computer Co. Ltd.	160,000	1,809,752
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Chiyoda Integre Co. Ltd.	65,800	$ 2,116,436
Chugoku Marine Paints Ltd.	89,000	466,566
Citizen Electronics Co. Ltd.	120,450	7,652,150
Culture Convenience Club Co. Ltd.	63,400	675,992
Daikin Industries Ltd.	154,000	3,537,137
Daikokutenbussan Co. Ltd.	8,400	373,181
Disco Corp.	15,000	705,046
Drake Beam Morin Japan, Inc.	197,200	5,028,743
Dwango Co. Ltd.	157	3,808,315
Eizo Nanao Corp.	132,200	4,463,604
Excel Co. Ltd.	62,900	1,335,731
Faith, Inc.	1,741	12,731,196
Fast Retailing Co. Ltd.	20,000	1,528,266
Fuji Seal, Inc.	181,300	7,120,175
Fuji Spinning Co. Ltd. (a)	2,524,000	3,251,831
Fujikura Ltd.	2,469,000	13,118,763
Globaly Corp.	19,000	528,407
H.I.S. Co. Ltd.	43,700	1,176,507
Heian Ceremony Service Co. Ltd.	156,000	1,248,878
Hitachi Construction Machinery Co. Ltd.	114,000	1,499,123
Hogy Medical Co.	170,400	8,539,242
House of Rose Co. Ltd.	56,900	738,135
Ishihara Chemical Co. Ltd.	2,000	28,113
JACCS Co. Ltd.	226,000	1,383,561
Japan Medical Dynamic Marketing, Inc.	190,000	2,366,858
Japan Radio Co. Ltd. (a)	233,000	964,745
Jastec Co. Ltd.	54,500	855,181
KAGA ELECTRONICS Co. Ltd.	160,500	2,873,563
Kahma Co. Ltd.	135,000	1,752,486
Kawasho Corp. (a)	812,000	1,991,296
Kibun Food Chemifa Co. Ltd.	412,000	8,309,859
Kobe Steel Ltd. (a)	7,068,000	9,608,566
Konica Minolta Holdings, Inc.	121,500	1,649,568
Kubota Corp.	389,000	1,655,601
Kura Corp. Ltd.	527	2,224,205
Kura Corp. Ltd. New (a)	527	2,083,729
Leopalace21 Corp.	82,000	1,347,167
Livin' on the EDGE Co. Ltd. (a)	30,110	1,781,786
Marktec Corp.	59,000	517,416
Matsui Securities Co. Ltd.	51,300	1,659,164
Mazda Motor Corp.	396,000	1,235,017
Melco Holdings, Inc. (a)	216,000	5,690,482
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Mitsubishi Materials Corp. (a)	848,000	$ 1,642,566
Mitsui & Associates Telepark Corp.	242	1,378,301
Mitsui Fudosan Co. Ltd.	294,000	3,173,907
Mitsui Trust Holdings, Inc.	768,000	5,329,456
Mobilephone Telecommunications International Ltd.	87	103,584
Murata Manufacturing Co. Ltd.	41,100	2,643,936
Nabtesco Corp. (a)	147,000	858,130
Neturen Co. Ltd.	100,000	571,323
New Japan Radio Co. Ltd.	44,000	579,000
Nidec Corp.	46,700	4,941,960
Nihon Dempa Kogyo Co. Ltd.	510,100	11,466,911
Nihon Falcom Corp.	141	538,714
Nihon Falcom Corp. New (a)	116	443,197
Nihon Trim Co. Ltd.	31,250	2,165,784
Nihon Unicom Corp.	5,300	58,865
Nippon Chemi-con Corp.	761,000	4,124,631
Nippon Chemical Industrial Co. Ltd.	222,000	954,704
Nippon Electric Glass Co. Ltd.	77,000	1,778,831
Nippon Light Metal Co. Ltd.	2,939,000	7,181,297
Nippon Mining Holdings, Inc.	542,500	2,236,600
Nippon Shinpan Co. Ltd.	195,000	725,971
Nippon Thompson Co. Ltd.	278,000	1,842,698
Nishi-Nippon Bank Ltd. (a)	98,000	396,194
Nissin Co. Ltd.	186,200	666,738
Nissin Co. Ltd. New (a)	186,200	666,738
Nissin Kogyo Co. Ltd.	378,400	9,061,091
Nitta Corp.	154,100	2,359,166
Nittoku Engineering Co. Ltd.	79,500	621,613
NOF Corp.	252,000	1,021,024
NOK Corp.	365,100	13,851,931
Okamoto Glass Co. Ltd.	124,800	2,007,076
Osaki Electric Co. Ltd.	268,000	1,483,520
Pacific Metals Co. Ltd. (a)	846,000	3,532,961
Pigeon Corp.	217,400	3,048,156
Pixela Corp.	43,500	1,043,575
Reins International, Inc.	1,271	6,662,975
Rohto Pharmaceutical Co. Ltd.	611,000	5,363,753
Salomon & Taylor Made Co. Ltd.	26,000	274,910
Sankyo-Tateyama Holdings, Inc. (a)	731,000	2,422,684
Sekisui Chemical Co. Ltd.	136,000	943,758
Senshukai Co. Ltd.	86,000	891,743
Shin Nippon Biomedical Laboratories Ltd.	25,000	1,075,118
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Shinko Electric Industries Co.Ltd.	53,100	$ 1,604,147
Showa Denko KK	4,739,000	10,568,930
Siix Corp.	51,200	1,228,300
SMBC Friend Securities Co. Ltd.	457,500	2,451,202
Sodick Co. Ltd. (a)	322,000	2,889,667
Soken Chemical & Engineer Co. Ltd.	66,200	1,664,620
Stanley Electric Co. Ltd.	195,700	3,625,497
Sumitomo Corp.	1,119,000	8,421,396
Sumitomo Light Metal Industries Ltd. (a)	672,000	1,212,093
Sumitomo Metal Mining Co. Ltd.	1,091,000	6,504,559
Sumitomo Mitsui Financial Group, Inc.	738	5,468,812
Suncall Corp.	206,000	1,570,454
Takara Co. Ltd.	59,500	334,650
Takeuchi Manufacturing Co. Ltd.	159,200	7,737,506
Telewave, Inc.	353	3,011,040
Teraoka Seisakusho Co. Ltd.	58,000	622,538
Tokyo Seimitsu Co. Ltd.	58,600	1,884,850
Toppan Printing Co. Ltd.	482,000	5,554,662
Toyo Ink Manufacturing Co. Ltd.	2,749,000	11,528,886
Toyo Machinery & Metal Co. Ltd.	220,000	1,598,993
Toyo Radiator Co. Ltd.	202,000	1,044,588
Toyoda Gosei Co. Ltd.	275,800	7,400,683
Trancom Co. Ltd.	64,600	1,308,694
Trend Micro, Inc.	27,500	1,033,579
Ulvac Ltd.	2,900	123,425
USS Co. Ltd.	68,480	5,676,962
Wintest Corp.	70	653,067
Works Applications Co. Ltd. (a)	195	713,843
Yamato Transport Co. Ltd.	113,000	1,683,767
TOTAL JAPAN		371,723,940
Korea (South) - 0.3%
SKC Co. Ltd.	353,470	3,208,299
Liechtenstein - 0.2%
Verwaltungs-und Privat-Bank AG	16,273	2,477,691
Luxembourg - 1.3%
Millicom International Cellular SA unit (a)	253,600	6,371,776
Stolt-Nielsen SA	676,190	8,914,605
TOTAL LUXEMBOURG		15,286,381
Netherlands - 1.8%
Completel Europe NV (a)	76,809	2,942,955
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Exact Holdings NV	89,311	$ 2,461,081
Fugro NV (Certificaten Van Aandelen)	32,965	1,908,416
Hunter Douglas NV	27,587	1,321,088
New Skies Satellites NV	196,190	1,502,003
PinkRoccade NV	186,326	2,931,104
Royal P & O Nedlloyd NV	30,560	980,521
Unit 4 Agresso NV (a)	57,667	792,472
Univar NV	297,072	6,015,081
Wolters Kluwer NV (Certificaten Van Aandelen)	57,025	959,919
TOTAL NETHERLANDS		21,814,640
New Zealand - 0.1%
The Warehouse Group Ltd.	344,626	940,684
Norway - 2.9%
ABG Sundal Collier ASA	5,860,000	5,121,930
Bolig- og Naeringsbanken ASA	29,740	1,083,093
Catch Communications ASA	691,000	1,852,169
Komplett ASA	153,200	1,472,948
Kverneland ASA	61,209	793,579
Nordic VLSI ASA (a)	449,000	1,471,681
Norsk Hydro ASA	183,500	10,745,760
Orkla ASA (A Shares)	64,572	1,561,482
P4 Radio Hele Norge ASA (a)	141,400	187,446
Statoil ASA	243,600	3,042,960
TANDBERG Data ASA (a)	165,800	367,124
TANDBERG Television ASA (a)	728,629	4,351,862
Visma ASA	107,762	1,177,366
Yara International ASA	142,247	1,005,008
TOTAL NORWAY		34,234,408
Portugal - 0.6%
Impresa SGPS (a)	121,200	609,881
Media Capital SGPS SA	1,182,976	6,122,838
TOTAL PORTUGAL		6,732,719
Russia - 1.5%
Mobile TeleSystems OJSC sponsored ADR	24,500	2,645,020
OAO Gazprom sponsored ADR	192,200	5,938,980
Sberbank RF unit (a)	82,400	3,172,400
Vimpel Communications sponsored ADR (a)	27,600	2,477,376
YUKOS Corp. sponsored ADR	90,000	4,005,000
TOTAL RUSSIA		18,238,776
Common Stocks - continued
	Shares	Value (Note 1)
Singapore - 0.8%
Neptune Orient Lines Ltd.	3,048,000	$ 3,492,127
Singapore Exchange Ltd.	2,698,000	2,583,866
Singapore Petroleum Co. Ltd.	1,501,000	2,478,149
Venture Corp. Ltd.	124,000	1,391,539
TOTAL SINGAPORE		9,945,681
South Africa - 2.2%
African Bank Investments Ltd.	1,633,151	2,474,790
Discovery Holdings Ltd. (a)	1,369,619	2,711,787
MTN Group Ltd. (a)	803,802	3,343,860
Steinhoff International Holdings Ltd.	14,025,632	17,343,815
Wilson Bayly Holmes-Ovcon Ltd.	333,456	805,622
TOTAL SOUTH AFRICA		26,679,874
Spain - 0.5%
Antena 3 Television SA (a)	49,758	2,527,679
Corporacion Mapfre SA (Reg.)	271,121	3,248,301
TOTAL SPAIN		5,775,980
Sweden - 2.9%
Eniro AB	206,828	1,678,074
Finnveden Invest AB Series B (a)	402,884	3,505,998
Hexagon AB (B Shares)	88,343	2,999,988
Lindex AB	31,898	845,276
Lundin Petroleum AB (a)	370,708	1,751,254
Modern Times Group AB (MTG) (B Shares) (a)	72,700	1,227,253
Observer AB	297,314	1,186,657
OMHEX AB	295,085	3,977,355
Sectra AB (B Shares)	154,890	1,185,739
Skandia Foersaekrings AB	1,421,931	5,582,257
Song Networks Holding AB (a)	349,874	2,257,193
Teleca AB (B Shares)	545,353	3,097,258
Wedins Norden AB Series B (a)(c)	13,444,790	4,011,427
WM-Data AB (B Shares)	707,144	1,573,138
TOTAL SWEDEN		34,878,867
Switzerland - 1.6%
A Hiestand Holding AG	1,812	888,167
Actelion Ltd. (Reg.) (a)	19,177	2,105,695
Adecco SA	90,334	4,018,056
Amazys Holding AG	16,330	551,476
Barry Callebaut AG	7,735	1,609,095
Escor Casino & Entertainment SA	19,770	543,274
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
Geberit AG (Reg.)	2,248	$ 1,367,367
Micronas Semiconductor Holding AG	19,509	908,814
Sika AG (Bearer)	4,767	2,244,593
Sulzer AG (Reg.)	6,935	1,798,657
Swissquote Group Holding SA (a)	20,533	2,060,432
Temenos Group AG (a)	156,181	1,314,066
TOTAL SWITZERLAND		19,409,692
Taiwan - 0.1%
Merry Electronics Co. Ltd.	507,000	1,244,219
Turkey - 0.7%
Beko Elektronik AS (a)	1,317,021,600	8,251,931
United Kingdom - 17.4%
AeroBox PLC (a)	3,800,000	1,367,902
AFA Systems PLC (a)	500,000	206,652
Air Partner PLC	45,000	333,176
Alba PLC	426,500	5,883,382
Amlin PLC	194,414	571,104
Atrium Underwriting PLC (a)	318,360	1,103,569
Biocompatibles International PLC	79,010	239,471
BP PLC	736,000	6,489,067
Britannic Group PLC	445,700	2,693,815
Caffe Nero Group PLC (a)	350,478	532,688
Carnival PLC	53,171	2,388,506
Carphone Warehouse Group PLC	1,542,749	3,921,729
Centrica PLC	589,758	2,290,718
Chaucer Holdings PLC	1,841,300	1,685,691
Collins Stewart Tullett PLC	158,575	1,175,485
Corac Group PLC (a)(c)	3,472,304	1,543,135
Corin Group PLC	1,239,214	5,936,785
CSS Stellar PLC	270,308	295,516
CustomVis PLC	375,215	210,105
Diagonal PLC	286,590	252,181
Domino's Pizza UK & IRL PLC	364,984	1,333,312
Domnick Hunter Group PLC	182,089	1,231,642
Edinburgh Oil & Gas PLC (a)	244,519	717,204
Eidos PLC (a)	403,313	1,218,814
Electra Investment Trust PLC (a)	128,483	1,651,316
Enterprise Inns PLC	179,562	1,947,110
Entertainment Rights PLC (a)	4,956,589	947,191
Flomerics Group PLC	449,658	547,544
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Future Network PLC (a)	1,717,169	$ 2,106,243
Galliford Try PLC	859,464	779,191
Games Workshop Group PLC	240,858	3,140,563
GMA Resources PLC (a)	1,850,000	813,942
Goldshield Group PLC	535,700	2,404,525
GTL Resources PLC (a)	7,498,739	916,447
Highbury House Communications PLC	713,914	272,854
Holidaybreak PLC	150,026	1,320,134
Hornby PLC	209,088	3,884,111
Icap PLC	599,250	2,934,782
Ideal Shopping Direct PLC (a)	25,000	32,442
Inchcape PLC	37,322	995,845
International Energy Group Ltd.	523,743	1,559,478
Intertek Group PLC	89,410	817,347
ITE Group PLC	3,169,616	3,127,130
ITV PLC	958,486	2,104,258
JJB Sports PLC	399,416	1,856,707
John David Group PLC	235,183	961,568
Kesa Electricals PLC	1,828,101	9,164,221
Lambert Howarth Group PLC (c)	1,320,284	6,630,283
Lastminute.com PLC (a)	2,006,726	6,858,051
Lawrence PLC	994,346	6,787,581
Lok'nStore Group PLC (a)	124,100	238,255
London Clubs International PLC (a)	140,155	327,005
Man Group PLC	82,669	2,480,627
Manganese Bronze Holdings PLC	239,797	1,037,980
Manpower Software PLC (a)	258,824	167,936
Marlborough Stirling PLC	408,469	435,669
Matalan PLC	888,363	2,672,793
Matchnet PLC (a)	550,000	6,260,073
Matchnet PLC unit (a)	656,190	7,468,722
Mothercare PLC (a)	273,362	1,637,624
N Brown Group PLC	544,210	1,189,920
NDS Group PLC sponsored ADR (a)	105,154	2,699,303
NETeller PLC (a)	625,000	1,966,525
Ocean Wilsons Holdings Ltd.	170,311	543,442
Oystertec PLC (a)	7,009,687	2,211,787
Peacock Group PLC	749,517	2,811,319
Phytopharm PLC (a)	528,100	1,797,758
Pilat Media Global PLC (a)(c)	2,880,000	3,097,377
Premier Farnell PLC	149,000	667,472
Premier Oil PLC (a)	173,870	1,545,400
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Proteome Sciences PLC (a)	648,207	$ 1,376,981
Provident Financial PLC	460,594	5,895,179
QA PLC (a)	13,554,656	1,144,533
Regal Petroleum PLC (a)	429,097	2,868,069
Robert Walters PLC	475,911	1,044,814
Royalblue Group PLC	230,103	2,331,543
Sanctuary Group PLC	3,046,215	2,721,090
SCI Entertainment Group PLC (a)	411,531	987,603
Shell Transport & Trading Co. PLC (Reg.)	955,700	6,701,050
Shore Capital Group PLC	7,219,477	4,010,532
Sibir Energy PLC (a)	1,162,800	578,774
Sinclair Pharma PLC	505,018	1,378,039
SkyePharma PLC (a)	124,100	130,709
SMG PLC	539,444	1,102,784
Staffware PLC	36,412	512,968
Sterling Energy PLC (a)	1,275,000	314,591
SurfControl PLC (a)	187,431	1,999,120
Ted Baker PLC	229,549	1,783,213
Teesland PLC	2,000,000	2,577,593
Tikit Group PLC (c)	797,761	1,921,579
Ukbetting PLC (a)	2,617,419	2,803,345
Urbium PLC	212,455	2,148,946
William Hill PLC	498,486	4,749,676
William Ransom & Son PLC	250,000	223,654
Windsor PLC	700,000	482,188
Wolfson Microelectronics PLC	926,350	4,376,175
WS Atkins PLC	222,222	2,408,713
Xansa PLC	598,007	967,373
TOTAL UNITED KINGDOM		208,980,334
United States of America - 0.6%
NTL, Inc. (a)	69,000	3,917,130
Private Media Group, Inc. (a)	202,400	487,784
ResMed, Inc. Chess Depositary Interests (a)	642,463	3,160,844
TOTAL UNITED STATES OF AMERICA		7,565,758
TOTAL COMMON STOCKS (Cost $1,015,926,175)		1,166,519,136
Nonconvertible Preferred Stocks - 1.3%
	Shares	Value (Note 1)
Germany - 0.7%
Fresenius AG	43,805	$ 3,057,121
Fresenius Medical Care AG	74,566	3,558,314
Rheinmetall AG	44,737	1,822,380
TOTAL GERMANY		8,437,815
Italy - 0.6%
Buzzi Unicem Spa (Risp)	525,105	4,515,254
Fondiaria-Sai Spa (Risp)	169,085	2,253,306
TOTAL ITALY		6,768,560
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,596,863)		15,206,375
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 1.06% (b)	38,135,766	38,135,766
Fidelity Securities Lending Cash Central Fund, 1.06% (b)	70,952,562	70,952,562
TOTAL MONEY MARKET FUNDS (Cost $109,088,328)		109,088,328
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,138,611,366)		1,290,813,839
NET OTHER ASSETS - (7.7)%		(91,922,719)
NET ASSETS - 100%		$ 1,198,891,120
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $840,279,398 and $254,960,893, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,801,993) (cost $1,138,611,366) - See accompanying schedule		$ 1,290,813,839
Cash		2,123,716
Foreign currency held at value (cost $7,829,979)		7,819,806
Receivable for investments sold		1,360,464
Receivable for fund shares sold		3,847,820
Dividends receivable		2,983,513
Interest receivable		46,297
Prepaid expenses		809
Other affiliated receivables		60,363
Other receivables		206,221
Total assets		1,309,262,848

Liabilities
Payable for investments purchased	$ 25,173,285
Payable for fund shares redeemed	12,888,766
Accrued management fee	950,679
Distribution fees payable	14,412
Other affiliated payables	244,268
Other payables and accrued expenses	147,756
Collateral on securities loaned, at value	70,952,562
Total liabilities		110,371,728

Net Assets		$ 1,198,891,120
Net Assets consist of:
Paid in capital		$ 1,015,321,184
Undistributed net investment income		1,582,676
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,897,990
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,089,270
Net Assets		$ 1,198,891,120

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,303,622 ÷ 462,844 shares)	$ 20.10

Maximum offering price per share (100/94.25 of $20.10)	$ 21.33
Class T: Net Asset Value and redemption price per share ($11,819,731 ÷ 588,824 shares)	$ 20.07

Maximum offering price per share (100/96.50 of $20.07)	$ 20.80
Class B: Net Asset Value and offering price per share ($3,555,616 ÷ 178,290 shares) A	$ 19.94

Class C: Net Asset Value and offering price per share ($5,917,935 ÷ 296,288 shares) A	$ 19.97

International Small Cap Fund: Net Asset Value, offering price and redemption price per share ($1,165,911,494 ÷ 57,831,970 shares)	$ 20.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,382,722 ÷ 118,191 shares)	$ 20.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends (including $244,234 received from affiliated issuers)		$ 7,560,674
Interest		275,287
Security lending		437,418
		8,273,379
Less foreign taxes withheld		(637,702)
Total income		7,635,677

Expenses
Management fee Basic fee	$ 4,008,244
Performance adjustment	243,411
Transfer agent fees	967,985
Distribution fees	56,268
Accounting and security lending fees	237,846
Non-interested trustees' compensation	1,804
Custodian fees and expenses	293,397
Registration fees	211,551
Audit	21,418
Legal	17,413
Miscellaneous	2,150
Total expenses before reductions	6,061,487
Expense reductions	(157,537)	5,903,950
Net investment income (loss)		1,731,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	30,547,090
Foreign currency transactions	(112,246)
Total net realized gain (loss)		30,434,844
Change in net unrealized appreciation (depreciation) on: Investment securities	79,706,898
Assets and liabilities in foreign currencies	(101,885)
Total change in net unrealized appreciation (depreciation)		79,605,013
Net gain (loss)		110,039,857
Net increase (decrease) in net assets resulting from operations		$ 111,771,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,731,727	$ 516,714
Net realized gain (loss)	30,434,844	11,443,482
Change in net unrealized appreciation (depreciation)	79,605,013	72,481,971
Net increase (decrease) in net assets resulting from operations	111,771,584	84,442,167
Distributions to shareholders from net investment income	(740,876)	-
Distributions to shareholders from net realized gain	(11,573,205)	(27,060)
Total distributions	(12,314,081)	(27,060)
Share transactions - net increase (decrease)	539,645,028	470,607,516
Redemption fees	1,049,921	290,434
Total increase (decrease) in net assets	640,152,452	555,313,057

Net Assets
Beginning of period	558,738,668	3,425,611
End of period (including undistributed net investment income of $1,582,676 and undistributed net investment income of $614,412, respectively)	$ 1,198,891,120	$ 558,738,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	- I	.02 F
Net realized and unrealized gain (loss)	2.72	5.30
Total from investment operations	2.72	5.32
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.33)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 20.10	$ 17.69
Total Return B, C, D	15.73%	43.24%
Ratios to Average Net Assets H
Expenses before expense reductions	1.73% A	1.77% A
Expenses net of voluntary waivers, if any	1.73% A	1.77% A
Expenses net of all reductions	1.69% A	1.74% A
Net investment income (loss)	(.03)% A	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,304	$ 4,960
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.02)	- F, I
Net realized and unrealized gain (loss)	2.71	5.31
Total from investment operations	2.69	5.31
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.32)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 20.07	$ 17.68
Total Return B, C, D	15.56%	43.16%
Ratios to Average Net Assets H
Expenses before expense reductions	1.93% A	2.12% A
Expenses net of voluntary waivers, if any	1.93% A	2.12% A
Expenses net of all reductions	1.89% A	2.09% A
Net investment income (loss)	(.23)% A	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,820	$ 3,990
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05) F
Net realized and unrealized gain (loss)	2.70	5.30
Total from investment operations	2.61	5.25
Distributions from net realized gain	(.31)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 19.94	$ 17.62
Total Return B, C, D	15.15%	42.67%
Ratios to Average Net Assets H
Expenses before expense reductions	2.58% A	2.76% A
Expenses net of voluntary waivers, if any	2.58% A	2.76% A
Expenses net of all reductions	2.55% A	2.73% A
Net investment income (loss)	(.89)% A	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,556	$ 1,016
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04) F
Net realized and unrealized gain (loss)	2.70	5.31
Total from investment operations	2.63	5.27
Distributions from net investment income	(.01)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.32)	-
Redemption fees added to paid in capital E	.02	.02
Net asset value, end of period	$ 19.97	$ 17.64
Total Return B, C, D	15.25%	42.83%
Ratios to Average Net Assets H
Expenses before expense reductions	2.42% A	2.57% A
Expenses net of voluntary waivers, if any	2.42% A	2.57% A
Expenses net of all reductions	2.38% A	2.55% A
Net investment income (loss)	(.72)% A	(.52)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,918	$ 1,383
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.07 E	(.01)
Net realized and unrealized gain (loss)	2.72	7.75	(.12)
Total from investment operations	2.76	7.82	(.13)
Distributions from net investment income	(.02)	-	-
Distributions from net realized gain	(.31)	(.02)	-
Total distributions	(.33)	(.02)	-
Redemption fees added to paid in capital D	.02	.04	- H
Net asset value, end of period	$ 20.16	$ 17.71	$ 9.87
Total Return B, C	15.94%	79.78%	(1.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.54%	13.70% A
Expenses net of voluntary waivers, if any	1.30% A	1.54%	1.80% A
Expenses net of all reductions	1.27% A	1.51%	1.80% A
Net investment income (loss)	.39% A	.46%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,165,911	$ 546,989	$ 3,426
Portfolio turnover rate	59% A	84%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period September 18, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Year ended October 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.04	.04 E
Net realized and unrealized gain (loss)	2.72	5.31
Total from investment operations	2.76	5.35
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.31)	-
Total distributions	(.34)	-
Redemption fees added to paid in capital D	.02	.02
Net asset value, end of period	$ 20.16	$ 17.72
Total Return B, C	15.94%	43.48%
Ratios to Average Net Assets G
Expenses before expense reductions	1.31% A	1.51% A
Expenses net of voluntary waivers, if any	1.31% A	1.51% A
Expenses net of all reductions	1.27% A	1.48% A
Net investment income (loss)	.39% A	.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,383	$ 401
Portfolio turnover rate	59% A	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Small Cap Fund (the fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, International Small Cap (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 186,615,114
Unrealized depreciation	(34,644,945)
Net unrealized appreciation (depreciation)	$ 151,970,169
Cost for federal income tax purposes	$ 1,138,843,670

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .92% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 6,632	$ 253
Class T	.25%	.25%	19,674	397
Class B	.75%	.25%	11,371	8,719
Class C	.75%	.25%	18,591	12,804
			$ 56,268	$ 22,173

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,078
Class T	7,519
Class B*	202
Class C*	1,552
$ 24,351

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 10,233	.38*
Class T	13,228	.33*
Class B	5,668	.49*
Class C	6,164	.33*
International Small Cap	931,330	.21*
Institutional Class	1,362	.21*
	$ 967,985

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $267,110 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $157,521 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $16.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 3,252	$ -
Class T	2,950	-
Class C	1,354	-
International Small Cap	732,323	-
Institutional Class	997	-
Total	$ 740,876	$ -
From net realized gain
Class A	$ 50,399	$ -
Class T	91,451	-
Class B	28,049	-
Class C	41,980	-
International Small Cap	11,351,027	27,060
Institutional Class	10,299	-
Total	$ 11,573,205	$ 27,060

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003 A	Six months ended April 30, 2004	Year ended October 31, 2003 A
Class A
Shares sold	405,885	287,827	$ 7,909,904	$ 4,774,574
Reinvestment of distributions	2,641	-	46,931	-
Shares redeemed	(226,030)	(7,479)	(4,063,789)	(125,524)
Net increase (decrease)	182,496	280,348	$ 3,893,046	$ 4,649,050
Class T
Shares sold	415,812	229,190	$ 8,109,869	$ 3,468,992
Reinvestment of distributions	4,802	-	85,378	-
Shares redeemed	(57,455)	(3,525)	(1,117,574)	(55,853)
Net increase (decrease)	363,159	225,665	$ 7,077,673	$ 3,413,139
Class B
Shares sold	129,278	60,233	$ 2,493,335	$ 911,644
Reinvestment of distributions	1,477	-	26,163	-
Shares redeemed	(10,128)	(2,570)	(198,658)	(40,678)
Net increase (decrease)	120,627	57,663	$ 2,320,840	$ 870,966
Class C
Shares sold	238,619	88,372	$ 4,589,844	$ 1,388,024
Reinvestment of distributions	2,245	-	39,811	-
Shares redeemed	(23,006)	(9,942)	(450,761)	(158,911)
Net increase (decrease)	217,858	78,430	$ 4,178,894	$ 1,229,113
International Small Cap
Shares sold	37,728,104	32,919,552	$ 730,218,985	$ 492,932,712
Reinvestment of distributions	631,834	2,491	11,252,956	25,785
Shares redeemed	(11,408,705)	(2,388,222)	(221,190,639)	(32,859,600)
Net increase (decrease)	26,951,233	30,533,821	$ 520,281,302	$ 460,098,897
Institutional Class
Shares sold	128,971	23,006	$ 2,551,499	$ 351,524
Reinvestment of distributions	290	-	5,166	-
Shares redeemed	(33,680)	(396)	(663,392)	(5,173)
Net increase (decrease)	95,581	22,610	$ 1,893,273	$ 346,351

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value,end of period
Articon-Integralis AG (Reg.)	$ -	$ 2,911,584	$ -	$ -	$ 2,213,515
Corac Group PLC	-	1,925,092	-	-	1,543,135
Lambert Howarth Group PLC	4,376,721	1,140,404	-	228,933	6,630,283
Online Travel Corp. PLC	2,164,843	-	-	-	-
Ontzinc Corp.	-	1,195,152	-	-	832,868
Pilat Media Global PLC	-	2,810,095	-	-	3,097,377
Tikit Group PLC	-	2,013,824	-	15,301	1,921,579
Wedins Norden AB Series B	956,215	2,235,131	-	-	4,011,427
TOTALS	$ 7,497,779	$ 14,231,282	$ -	$ 244,234	$ 20,250,184

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AISCI-USAN-0604
1.800646.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 22, 2004